UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of November 30, 2008

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — 101.0%
	Municipal Bonds — 101.0%
	Arizona — 89.2%
	Arizona Health Facilities Authority, Banner Health,
1,185	Series A, Rev., 5.000%, 01/01/12	1,201
1,225	Series A, Rev., 5.000%, 01/01/14	1,232
660	Arizona Municipal Financing Program, Series 20, COP, VAR, BIG, 7.700%, 08/01/10 (p)	708
2,500	Arizona Power Authority, Crossover, Series A, Rev., SO, 5.250%, 10/01/17	2,700
	Arizona School Facilities Board,
1,000	COP, 5.250%, 09/01/18	950
1,500	Series A, COP, MBIA, 5.000%, 09/01/12	1,605
3,000	Series A, COP, MBIA, 5.250%, 03/01/13 (p)	3,325
2,850	Arizona School Facilities Board, State School Improvement, Rev., 5.250%, 07/01/12 (p)	3,129
2,700	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	2,666
	Arizona State Transportation Board Highway,
2,000	Series A, Rev., 5.250%, 07/01/12	2,140
3,000	Series B, Rev., 5.250%, 07/01/12	3,141
	Arizona State University,
1,500	Rev., FSA, 5.250%, 07/01/12	1,626
2,000	Rev., FSA, 5.250%, 07/01/12	2,137
	Arizona State University, Board of Regents,
2,000	COP, MBIA, 5.000%, 07/01/17	2,121
1,000	COP, MBIA, 5.000%, 07/01/17	1,044
	Arizona Student Loan Acquisition Authority,
1,030	Series A-1, Rev., GTD Student Loans, 5.400%, 11/01/09	1,035
1,000	Series A-1, Rev., GTD Student Loans, 5.875%, 11/01/09	956
	Arizona Water Infrastructure Finance Authority, Water Quality,
1,500	Series A, Rev., 5.000%, 10/01/18	1,501
1,000	Series A, Rev., 5.375%, 10/01/09	1,036
2,250	Series A, Rev., 5.375%, 10/01/11 (p)	2,452
1,600	Series A, Rev., 5.500%, 10/01/09	1,656
1,110	Series A, Rev., 5.625%, 10/01/09	1,150
2,000	Series A, Rev., 5.750%, 10/01/09	2,075
1,665	City of Casa Grande, Excise Tax, Rev., AMBAC, 5.000%, 04/01/14	1,682
3,000	City of Gilbert, GO, MBIA, 5.000%, 07/01/16	3,237
1,520	City of Glendale IDA, Midwestern University, Rev., 5.000%, 05/15/14	1,532
3,000	City of Mesa, Rev., FGIC, 5.000%, 07/01/20	2,991
3,000	City of Mesa IDA, Discovery Health Systems, Series A, Rev., MBIA, 5.625%, 01/01/10 (p)	3,148
1,000	City of Mesa, Street & Highway, Rev., FSA, 5.000%, 07/01/12	1,070
1,090	City of Mesa, Utility Systems, GO, FGIC, 5.375%, 07/01/14	1,183
	City of Peoria,
1,000	GO, FGIC, 5.000%, 04/01/09 (p)	1,013
850	GO, FGIC, 5.400%, 04/01/09 (p)	863
2,000	City of Phoenix, GO, 5.875%, 07/01/10 (p)	2,129
125	City of Phoenix IDA, Statewide, Series A, Rev., GNMA/FNMA/FHLMC COLL, 5.350%, 12/24/08	116
355	City of Phoenix, Street & Highway, Rev., 6.500%, 01/05/09 (p)	365
2,500	City of Phoenix, Street & Highway, Capital Appreciation, Junior Lien, Series A, Rev., FGIC, Zero Coupon, 07/01/12	2,162
	City of Scottsdale,
655	GO, 5.250%, 07/01/11 (p)	713
1,875	Rev., 5.250%, 07/01/23	1,950
1,345	City of Scottsdale, Unrefeunded Balance, GO, 5.250%, 07/01/11	1,397
1,430	City of Scottsdale, Water & Sewer, Rev., 5.250%, 07/01/21	1,503
	City of Tempe, Excise Tax,
1,125	Rev., 5.000%, 07/01/16	1,208
970	Series A, Rev., 5.625%, 07/01/09 (p)	996
1,500	City of Tucson, GO, MBIA, 5.000%, 07/01/18	1,595
1,725	City of Tucson, Street & Highway, Junior Lien, Series 1994-E, Rev., FGIC, 5.500%, 07/01/10 (p)	1,828
1,000	Greater Arizona Development Authority, Series A, Rev., MBIA, 5.000%, 08/01/15	983
6,450	Maricopa County IDA, Capital Appreciation, Series 1983A, Rev., Zero Coupon, 12/31/14 (p)	5,147
2,000	Maricopa County, Elementary School District No. 28-Kyrene Elementary, Capital Appreciation, Series C, GO, FGIC, Zero Coupon, 01/01/11	1,859
1,000	Maricopa County, High School District No. 210-Phoenix, GO, FSA, 5.250%, 07/01/19	1,074
1,265	Maricopa County, School District No. 38-Madison Elementary, Project of 2004, Series A, GO, MBIA, 5.000%, 07/01/15	1,299
1,020	Maricopa County, Unified School District No. 11-Peoria, Unrefunded Balance, School Improvement, GO, FGIC, 4.750%, 07/01/11	1,042
1,225	Maricopa County, Unified School District No. 4-Mesa, GO, FSA, 5.000%, 07/01/11	1,302
1,000	Maricopa County, Unified School District No. 69-Paradise Valley, GO, MBIA, 6.350%, 07/01/10	1,060
1,000	Maricopa County, Unified School District No. 69-Paradise Valley, Certificates of Ownership, Series A, GO, MBIA-RE, FGIC, 5.250%, 07/01/14	1,069
1,905	Navajo County, Unified School District No. 20, Project of 2005, Series A, Rev., MBIA, 5.000%, 07/01/18	1,944
1,500	Northern Arizona University, Research Projects, COP, AMBAC, 5.000%, 09/01/15	1,402
3,000	Phoenix Civic Improvement Corp., Sub Lien, Series B, Rev., MBIA, 5.000%, 07/01/15	3,235
2,000	Phoenix Civic Improvement Corp., Wastewater Systems, 5.500%, 07/01/18	2,123
100	Pima County IDA, Series A, Rev., 6.400%, 01/05/09	100
	Pima County, Justice Building Project,
1,065	Series A, COP, AMBAC, 5.000%, 07/01/16	1,082
1,000	Series A, COP, AMBAC, 5.000%, 07/01/17	1,002
1,560	Pima County, Unified School District No. 12 Sunnyside, GO, FSA, 5.000%, 07/01/14	1,702
	Scottsdale IDA, Healthcare,
1,000	Series A, Rev., 5.000%, 09/01/15	966
1,200	Series A, Rev., 5.000%, 09/01/18	1,009
	Scottsdale Municipal Property Corp.,
2,500	Rev., 5.000%, 07/01/14	2,727
3,000	Rev., 5.000%, 07/01/17	3,231
1,000	Show Low IDA, Navapache Regional Medical Center, Series A, Rev., ACA, 5.500%, 01/05/09	919
2,630	State of Arizona, Series A, COP, FSA, 5.000%, 11/01/11	2,774
3,000	Tucson & Prima Counties IDA, Single Family Mortgage, Series B, Rev., GNMA/FNMA/FHLMC, 4.600%, 06/01/17	2,729
1,000	Tucson Airport Authority, Inc., Rev., FSA, 5.000%, 06/01/12	1,059
1,670	Tucson Airport Authority, Inc., Sub Lien, Rev., AMT, MBIA, 5.000%, 12/01/16	1,475
	University of Arizona,
1,365	Series A, COP, AMBAC, 5.000%, 06/01/15	1,382
1,555	Series A, COP, AMBAC, 5.500%, 06/01/12 (p)	1,711
1,000	Series B, COP, AMBAC, 5.000%, 06/01/15	987
145	University of Arizona, Unrefunded Balance, Series A, COP, AMBAC, 5.500%, 06/01/12	154
1,100	Yavapai County IDA, Yavapai Regional Medical Center, Series A, Rev., FSA, 5.125%, 01/05/09	1,113
3,000	Yuma County IDA, Multi-Family Mortgage, Series A, Rev., GNMA COLL, 6.100%, 09/20/09	2,673
1,000	Yuma County IDA, Yuma Regional Medical Center, Rev., MBIA, 5.500%, 01/05/09 (p)	1,013

		127,614

	Georgia — 1.8%
2,000	Main Street Natural Gas, Inc., Series A, Rev., 5.250%, 09/15/20	1,559
1,000	Municipal Electric Authority of Georgia, Project No. 1, Series A, Rev., 5.000%, 01/01/12	1,038

		2,597

	Illinois — 1.4%
1,000	City of Chicago, Wastewater Transmission, Second Lien, Series B, Rev., MBIA-RE FGIC, 5.000%, 01/01/17	960
1,000	State of Illinois, GO, 5.000%, 01/01/16	1,018

		1,978

	Michigan — 2.3%
3,000	State of Michigan, Environmental Program, Series A, GO, 5.250%, 05/01/13 (p)	3,322

	New York — 1.4%
2,000	New York City, Series D, GO, FGIC-TCRS, 5.000%, 11/01/14	1,985

	Pennsylvania — 0.7%
1,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/14 (m)	1,013

	South Carolina — 0.7%
1,000	South Carolina State Public Service Authority, Santee Cooper, Series A, Rev., 5.375%, 01/01/19	994

	Texas — 3.5%
1,700	Eagle Mountain & Saginaw Independent School District, School Building, GO, PSF-GTD, 5.000%, 08/15/17	1,736
3,000	Texas State Transportation Commission, Series A, Rev., 5.250%, 04/01/14	3,278

		5,014

	Total Investments — 101.0% (Cost $144,977)	144,517

	Liabilities in Excess of Other Assets — (1.0)%	(1,363)

	NET ASSETS — 100.0%	$143,154

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACA	—	American Capital Access
AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BIG	—	Bond Investment Guarantee
COLL	—	Collateral
COP	—	Certificate of Participation
FGIC	—	Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
MBIA	—	Municipal Bond Insurance Association Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue Bond
SO	—	Special Obligation
TCRS	—	Transferable Custodial Receipts
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2008.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,919
Aggregate gross unrealized depreciation	(3,379)

Net unrealized appreciation/depreciation	($460)

Federal income tax cost of investments	$144,977

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$ -	$ -
Level 2	144,517	-
Level 3	-	-
Total	$ 144,517	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — 100.1%
		Asset-Backed Securities — 1.4%
1,904		American Express Credit Account Master Trust, Series 2004-3, Class A, 4.350%, 12/15/11	1,882
		AmeriCredit Automobile Receivables Trust,
4,947		Series 2005-BM, Class A4, VAR, 2.258%, 05/06/12	4,323
1,400		Series 2006-BG, Class A4, 5.210%, 09/06/13	1,088
4,020		Series 2007-CM, Class A3B, VAR, 2.208%, 05/07/12	3,570
1,200		Series 2008-AF, Class A3, 5.680%, 12/12/12	1,021
2,270		Series 2008-AF, Class A4, 6.960%, 10/14/14	1,822
964		Ameriquest Mortgage Securities, Inc., Series 2003-13, Class AF6, SUB, 5.094%, 01/25/34	875
2,074		Bear Stearns Asset Backed Securities Trust, Series 2006-SD1, Class A, VAR, 1.765%, 04/25/36 (i)	1,196
		Capital One Auto Finance Trust,
2,701		Series 2007-B, Class A3A, 5.030%, 04/15/12	2,522
801		Series 2007-C, Class A2B, VAR, 1.843%, 05/17/10	793
200		Series 2007-C, Class A3A, 5.130%, 04/16/12	179
		Citibank Credit Card Issuance Trust,
4,892		Series 2002-C2, Class C2, 6.950%, 02/18/14	3,658
950		Series 2007-A3, Class A3, 6.150%, 06/15/39	769
2,614		Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 1.775%, 12/25/33	2,114
		CNH Equipment Trust,
1,875		Series 2008-B, Class A3A, 4.780%, 07/16/12	1,779
3,300		Series 2008-B, Class A4A, 5.600%, 11/15/14	3,026
		Countrywide Asset-Backed Certificates,
1,184		Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34	849
11		Series 2004-1, Class 3A, VAR, 1.675%, 04/25/34	7
1,290		Series 2004-1, Class M1, VAR, 1.895%, 03/25/34	774
1,060		Series 2004-1, Class M2, VAR, 1.945%, 03/25/34	742
1,065		Series 2004-6, Class M1, VAR, 1.995%, 10/25/34 (i)	749
1,092		Credit Suisse Mortgage Capital Certificates, Series 2006-CF1, Class A1, VAR, 1.705%, 11/25/35 (i)	570
1,944		Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.236%, 01/25/36	1,831
2,000		Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	1,729
1,400		First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF17, Class A4, VAR, 1.495%, 12/25/36	943
889		GE Capital Mortgage Services, Inc., Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	589
703		Household Automotive Trust, Series 2005-1, Class A4, 4.350%, 06/18/12	668
2,000		Indymac Residential Asset Backed Trust, Series 2006-A, Class A3, VAR, 1.595%, 03/25/36	1,509
		Long Beach Mortgage Loan Trust,
1,500		Series 2004-3, Class M1, VAR, 1.965%, 07/25/34	1,005
1,575		Series 2006-8, Class 2A2, VAR, 1.485%, 09/25/36	1,226
3,491		Series 2006-WL2, Class 2A3, VAR, 1.595%, 01/25/36	2,779
889		MASTR Asset Backed Securities Trust, Series 2006-HE3, Class A1, VAR, 1.435%, 08/25/36	839
		MBNA Credit Card Master Note Trust,
3,083		Series 2002-C1, Class C1, 6.800%, 07/15/14	2,183
1,288		Series 2003-C1, Class C1, VAR, 3.123%, 06/15/12	1,128
2,240		MBNA Master Credit Card Trust, Series 1999-J, Class C, 7.850%, 02/15/12 (e)	2,143
4,000		New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	3,580
405		Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 2.235%, 02/25/33	308
		Residential Asset Securities Corp.,
111		Series 2002-KS4, Class AIIB, VAR, 1.895%, 07/25/32	65
140		Series 2003-KS5, Class AIIB, VAR, 1.975%, 07/25/33	101
166		Series 2003-KS9, Class A2B, VAR, 2.035%, 11/25/33	100
5,460		Structured Asset Securities Corp., Series 2002-23XS, Class A7, SUB, 6.080%, 11/25/32	4,522
1,500		Volkswagen Auto Loan Enhanced Trust, Series 2008-1, Class A3, 4.500%, 07/20/12	1,405
		Wachovia Asset Securitization, Inc.,
239		Series 2002-HE2, Class A, VAR, 1.825%, 12/25/32	186
741		Series 2003-HE3, Class A, VAR, 1.645%, 11/25/33	587

		Total Asset-Backed Securities (Cost $73,164)	63,734

		Collateralized Mortgage Obligations — 51.6%
		Agency CMO — 39.0%
2,082		Federal Home Loan Bank System, Series 2000-0606, Class Y, 5.270%, 12/28/12	2,191
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
853		Series 8, Class ZA, 7.000%, 03/25/23	922
14		Series 55, Class GL, IF, IO, 0.600%, 04/25/24	—	(h)
		Federal Home Loan Mortgage Corp. REMICS,
107		Series 11, Class D, 9.500%, 07/15/19	113
41		Series 22, Class C, 9.500%, 04/15/20	43
60		Series 23, Class F, 9.600%, 04/15/20	65
1		Series 41, Class I, HB, 84.000%, 05/15/20	2
6		Series 47, Class F, 10.000%, 06/15/20	7
21		Series 99, Class Z, 9.500%, 01/15/21	22
1		Series 204, Class E, HB, IF, 1,602.680%, 05/15/23	21
—	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	1
24		Series 1065, Class J, 9.000%, 04/15/21	26
8		Series 1079, Class S, HB, IF, 29.113%, 05/15/21	12
33		Series 1084, Class F, VAR, 2.388%, 05/15/21	33
23		Series 1084, Class S, HB, IF, 38.756%, 05/15/21	23
42		Series 1116, Class I, 5.500%, 08/15/21	42
42		Series 1144, Class KB, 8.500%, 09/15/21	42
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	4
1		Series 1196, Class B, HB, IF, 1,021.801%, 01/15/22	24
252		Series 1212, Class IZ, 8.000%, 02/15/22	256
66		Series 1250, Class J, 7.000%, 05/15/22	68
90		Series 1343, Class LA, 8.000%, 08/15/22	98
113		Series 1343, Class LB, 7.500%, 08/15/22	113
194		Series 1370, Class JA, VAR, 2.588%, 09/15/22	198
196		Series 1455, Class WB, IF, 3.956%, 12/15/22	175
895		Series 1466, Class PZ, 7.500%, 02/15/23	972
15		Series 1470, Class F, VAR, 3.769%, 02/15/23	16
1,095		Series 1498, Class I, VAR, 2.588%, 04/15/23	1,094
1,347		Series 1502, Class PX, 7.000%, 04/15/23	1,399
183		Series 1505, Class Q, 7.000%, 05/15/23	190
443		Series 1518, Class G, IF, 8.362%, 05/15/23	451
153		Series 1541, Class M, IF, 16.604%, 07/15/23	192
417		Series 1541, Class O, VAR, 3.220%, 07/15/23	413
198		Series 1558, Class D, 6.500%, 07/15/23	200
38		Series 1570, Class F, VAR, 4.269%, 08/15/23	39
1,406		Series 1573, Class PZ, 7.000%, 09/15/23	1,511
841		Series 1591, Class PV, 6.250%, 10/15/23	876
95		Series 1595, Class D, 7.000%, 10/15/13	101
300		Series 1596, Class D, 6.500%, 10/15/13	308
39		Series 1602, Class SA, IF, 18.078%, 10/15/23	44
58		Series 1607, Class SA, IF, 14.878%, 10/15/13	62
3,952		Series 1608, Class L, 6.500%, 09/15/23	4,121
1,342		Series 1609, Class LG, IF, 14.219%, 11/15/23	1,486
280		Series 1611, Class JA, VAR, 2.375%, 08/15/23	280
267		Series 1611, Class JB, IF, 18.119%, 08/15/23	270
4		Series 1625, Class SD, IF, 8.505%, 12/15/08	4
1,711		Series 1642, Class PJ, 6.000%, 11/15/23	1,779
721		Series 1658, Class GZ, 7.000%, 01/15/24	760
2		Series 1659, Class SB, IF, 8.500%, 01/15/09	2
21		Series 1671, Class QC, IF, 10.000%, 02/15/24	22
68		Series 1685, Class Z, 6.000%, 11/15/23	68
24		Series 1686, Class SH, IF, 16.003%, 02/15/24	31
560		Series 1695, Class EB, 7.000%, 03/15/24	615
24		Series 1698, Class SC, IF, 10.937%, 03/15/09	24
116		Series 1699, Class FC, VAR, 2.038%, 03/15/24	117
480		Series 1700, Class GA, PO, 02/15/24	463
1,401		Series 1706, Class K, 7.000%, 03/15/24	1,486
53		Series 1709, Class FA, VAR, 2.890%, 03/15/24	52
115		Series 1745, Class D, 7.500%, 08/15/24	126
1,389		Series 1798, Class F, 5.000%, 05/15/23	1,400
21		Series 1807, Class G, 9.000%, 10/15/20	22
398		Series 1829, Class ZB, 6.500%, 03/15/26	415
61		Series 1844, Class E, 6.500%, 10/15/13	63
2,601		Series 1863, Class Z, 6.500%, 07/15/26	2,785
58		Series 1865, Class D, PO, 02/15/24	40
244		Series 1890, Class H, 7.500%, 09/15/26	260
621		Series 1899, Class ZE, 8.000%, 09/15/26	629
40		Series 1935, Class FL, VAR, 2.138%, 02/15/27	39
541		Series 1963, Class Z, 7.500%, 01/15/27	556
83		Series 1970, Class PG, 7.250%, 07/15/27	90
759		Series 1981, Class Z, 6.000%, 05/15/27	817
811		Series 1983, Class Z, 6.500%, 12/15/23	811
362		Series 1987, Class PE, 7.500%, 09/15/27	365
1		Series 2017, Class SE, IF, 14.147%, 12/15/08	1
792		Series 2019, Class Z, 6.500%, 12/15/27	824
384		Series 2025, Class PE, 6.300%, 01/15/13	391
3,282		Series 2033, Class J, 5.600%, 06/15/23	3,500
291		Series 2033, Class SN, IF, IO, 18.997%, 03/15/24	155
768		Series 2038, Class PN, IO, 7.000%, 03/15/28	114
1,417		Series 2040, Class PE, 7.500%, 03/15/28	1,456
1,056		Series 2054, Class PV, 7.500%, 05/15/28	1,127
564		Series 2055, Class OE, 6.500%, 05/15/13	583
2,528		Series 2075, Class PH, 6.500%, 08/15/28	2,616
2,660		Series 2075, Class PM, 6.250%, 08/15/28	2,757
1,440		Series 2086, Class GB, 6.000%, 09/15/28	1,491
917		Series 2089, Class PJ, IO, 7.000%, 10/15/28	158
4,550		Series 2095, Class PE, 6.000%, 11/15/28	4,694
1,405		Series 2102, Class TC, 6.000%, 12/15/13	1,458
891		Series 2102, Class TU, 6.000%, 12/15/13	925
12,154		Series 2110, Class PG, 6.000%, 01/15/29	12,542
3,626		Series 2115, Class PE, 6.000%, 01/15/14	3,760
1,486		Series 2125, Class JZ, 6.000%, 02/15/29	1,531
2,710		Series 2126, Class CB, 6.250%, 02/15/29	2,901
266		Series 2132, Class SB, IF, 18.201%, 03/15/29	325
203		Series 2134, Class PI, IO, 6.500%, 03/15/19	29
99		Series 2135, Class UK, IO, 6.500%, 03/15/14	9
131		Series 2141, Class IO, IO, 7.000%, 04/15/29	20
3		Series 2143, Class CD, 6.000%, 02/15/28	3
278		Series 2163, Class PC, IO, 7.500%, 06/15/29	61
2,240		Series 2169, Class TB, 7.000%, 06/15/29	2,408
1,400		Series 2172, Class QC, 7.000%, 07/15/29	1,534
1,753		Series 2176, Class OJ, 7.000%, 08/15/29	1,827
172		Series 2189, Class SA, IF, 15.335%, 02/15/28	177
779		Series 2201, Class C, 8.000%, 11/15/29	823
603		Series 2209, Class TC, 8.000%, 01/15/30	632
935		Series 2210, Class Z, 8.000%, 01/15/30	988
207		Series 2224, Class CB, 8.000%, 03/15/30	214
714		Series 2230, Class Z, 8.000%, 04/15/30	778
571		Series 2234, Class PZ, 7.500%, 05/15/30	616
444		Series 2247, Class Z, 7.500%, 08/15/30	482
639		Series 2256, Class MC, 7.250%, 09/15/30	693
1,372		Series 2259, Class ZM, 7.000%, 10/15/30	1,480
47		Series 2261, Class ZY, 7.500%, 10/15/30	48
169		Series 2262, Class Z, 7.500%, 10/15/30	174
1,373		Series 2271, Class PC, 7.250%, 12/15/30	1,401
2,184		Series 2283, Class K, 6.500%, 12/15/23	2,306
860		Series 2296, Class PD, 7.000%, 03/15/31	927
12,264		Series 2301, Class PA, 6.000%, 10/15/13	12,694
253		Series 2306, Class K, PO, 05/15/24	226
598		Series 2306, Class SE, IF, IO, 6.860%, 05/15/24	121
901		Series 2313, Class LA, 6.500%, 05/15/31	931
249		Series 2323, Class VO, 6.000%, 10/15/22	251
1,695		Series 2325, Class PM, 7.000%, 06/15/31	1,818
4,276		Series 2344, Class QG, 6.000%, 08/15/16	4,441
10,077		Series 2344, Class ZD, 6.500%, 08/15/31	10,548
866		Series 2344, Class ZJ, 6.500%, 08/15/31	892
893		Series 2345, Class NE, 6.500%, 08/15/31	920
1,302		Series 2345, Class PQ, 6.500%, 08/15/16	1,373
1,224		Series 2351, Class PZ, 6.500%, 08/15/31	1,277
1,461		Series 2353, Class TD, 6.000%, 09/15/16	1,531
1,283		Series 2355, Class BP, 6.000%, 09/15/16	1,339
577		Series 2359, Class PM, 6.000%, 09/15/16	602
2,149		Series 2359, Class ZB, 8.500%, 06/15/31	2,338
2,403		Series 2360, Class PG, 6.000%, 09/15/16	2,504
48		Series 2362, Class PD, 6.500%, 06/15/20	48
588		Series 2363, Class PF, 6.000%, 09/15/16	613
1,082		Series 2366, Class MD, 6.000%, 10/15/16	1,115
1,691		Series 2367, Class ME, 6.500%, 10/15/31	1,735
4,227		Series 2391, Class QR, 5.500%, 12/15/16	4,346
794		Series 2391, Class VQ, 6.000%, 10/15/12	815
815		Series 2392, Class PV, 6.000%, 12/15/20	821
1,340		Series 2394, Class MC, 6.000%, 12/15/16	1,400
2,141		Series 2399, Class OH, 6.500%, 01/15/32	2,196
3,358		Series 2399, Class TH, 6.500%, 01/15/32	3,445
3,082		Series 2410, Class NG, 6.500%, 02/15/32	3,156
868		Series 2410, Class OE, 6.375%, 02/15/32	894
2,389		Series 2410, Class QS, IF, 15.802%, 02/15/32	2,348
739		Series 2410, Class QX, IF, IO, 7.228%, 02/15/32	104
241		Series 2412, Class SE, IF, 13.591%, 02/15/09	244
2,030		Series 2412, Class SP, IF, 13.255%, 02/15/32	2,209
4,226		Series 2420, Class XK, 6.500%, 02/15/32	4,328
1,672		Series 2423, Class MC, 7.000%, 03/15/32	1,770
1,783		Series 2423, Class MT, 7.000%, 03/15/32	1,885
1,746		Series 2423, Class TB, 6.500%, 03/15/32	1,791
1,289		Series 2425, Class OB, 6.000%, 03/15/17	1,346
3,360		Series 2430, Class WF, 6.500%, 03/15/32	3,457
2,554		Series 2434, Class TC, 7.000%, 04/15/32	2,707
840		Series 2435, Class CJ, 6.500%, 04/15/32	892
2,800		Series 2435, Class VH, 6.000%, 07/15/19	2,850
2,208		Series 2436, Class MC, 7.000%, 04/15/32	2,349
1,578		Series 2444, Class ES, IF, IO, 6.528%, 03/15/32	175
988		Series 2450, Class GZ, 7.000%, 05/15/32	1,048
1,262		Series 2450, Class SW, IF, IO, 6.578%, 03/15/32	140
3,636		Series 2455, Class GK, 6.500%, 05/15/32	3,725
1,080		Series 2458, Class QE, 5.500%, 06/15/17	1,110
4,111		Series 2460, Class VZ, 6.000%, 11/15/29	4,183
4,549		Series 2463, Class CE, 6.000%, 06/15/17	4,751
2,856		Series 2466, Class PG, 6.500%, 04/15/32	2,902
1,400		Series 2466, Class PH, 6.500%, 06/15/32	1,486
2,575		Series 2474, Class NR, 6.500%, 07/15/32	2,637
591		Series 2480, Class PV, 6.000%, 07/15/11	607
3,039		Series 2484, Class LZ, 6.500%, 07/15/32	3,101
774		Series 2488, Class WS, IF, 13.591%, 08/15/17	845
683		Series 2498, Class UD, 5.500%, 06/15/16	689
3,360		Series 2500, Class MC, 6.000%, 09/15/32	3,536
1,680		Series 2512, Class PG, 5.500%, 10/15/22	1,681
2,153		Series 2513, Class YO, PO, 02/15/32	2,064
4,877		Series 2515, Class DE, 4.000%, 03/15/32	4,591
3,486		Series 2515, Class MG, 4.000%, 09/15/17	3,451
1,730		Series 2518, Class PX, 5.500%, 09/15/13	1,785
478		Series 2519, Class BT, 8.500%, 09/15/31	504
386		Series 2521, Class PU, 5.500%, 05/15/10	391
2,345		Series 2527, Class VU, 5.500%, 10/15/13	2,375
2,476		Series 2535, Class BK, 5.500%, 12/15/22	2,546
3,360		Series 2537, Class TE, 5.500%, 12/15/17	3,462
980		Series 2541, Class GX, 5.500%, 02/15/17	993
2,000		Series 2543, Class LX, 5.000%, 12/15/17	2,007
2,800		Series 2543, Class YX, 6.000%, 12/15/32	2,980
3,640		Series 2544, Class HC, 6.000%, 12/15/32	3,791
3,763		Series 2552, Class ME, 6.000%, 01/15/33	3,998
1,798		Series 2565, Class MB, 6.000%, 05/15/30	1,817
1,904		Series 2567, Class QD, 6.000%, 02/15/33	1,999
592		Series 2571, Class SK, HB, IF, 28.366%, 09/15/23	846
2,580		Series 2574, Class HP, 5.000%, 02/15/18	2,585
5,601		Series 2575, Class ME, 6.000%, 02/15/33	5,919
1,416		Series 2586, Class HD, 5.500%, 03/15/23	1,380
2,310		Series 2586, Class WI, IO, 6.500%, 03/15/33	277
5,969		Series 2591, Class WI, IO, 5.500%, 02/15/30	376
1,899		Series 2594, Class VA, 6.000%, 03/15/14	1,927
3,628		Series 2594, Class VP, 6.000%, 02/15/14	3,672
5,265		Series 2594, Class VQ, 6.000%, 08/15/20	5,363
1,420		Series 2595, Class HC, 5.500%, 04/15/23	1,389
2,051		Series 2596, Class QG, 6.000%, 03/15/33	2,193
6,510		Series 2597, Class DS, IF, IO, 6.128%, 02/15/33	376
8,407		Series 2599, Class DS, IF, IO, 5.578%, 02/15/33	421
10,868		Series 2610, Class DS, IF, IO, 5.678%, 03/15/33	553
10,628		Series 2611, Class SH, IF, IO, 6.228%, 10/15/21	600
1,680		Series 2611, Class UH, 4.500%, 05/15/18	1,646
2,240		Series 2617, Class GR, 4.500%, 05/15/18	2,201
412		Series 2619, Class HR, 3.500%, 11/15/31	387
1,616		Series 2619, Class IM, IO, 5.000%, 10/15/21	109
795		Series 2624, Class IU, IO, 5.000%, 06/15/33	133
11,116		Series 2626, Class NS, IF, IO, 5.128%, 06/15/23	791
4,130		Series 2629, Class BY, IO, 4.500%, 03/15/18	338
9		Series 2630, Class KN, 2.500%, 04/15/13	9
6,360		Series 2631, Class LC, 4.500%, 06/15/18	6,273
21,132		Series 2636, Class Z, 4.500%, 06/15/18	20,850
2,981		Series 2637, Class SA, IF, IO, 4.678%, 06/15/18	202
920		Series 2638, Class DS, IF, 7.178%, 07/15/23	832
3,479		Series 2638, Class SA, IF, IO, 5.678%, 11/15/16	148
1,232		Series 2640, Class UG, IO, 5.000%, 01/15/32	226
14,944		Series 2640, Class UP, IO, 5.000%, 01/15/32	1,280
910		Series 2640, Class UR, IO, 4.500%, 08/15/17	33
1,915		Series 2642, Class SL, IF, 5.375%, 07/15/33	1,679
729		Series 2643, Class HI, IO, 4.500%, 12/15/16	31
3,933		Series 2649, Class QE, 4.500%, 08/15/17	3,974
1,534		Series 2650, Class PO, PO, 12/15/32	1,319
6,986		Series 2650, Class SO, PO, 12/15/32	5,992
19,441		Series 2651, Class VZ, 4.500%, 07/15/18	19,159
4,246		Series 2655, Class EO, PO, 02/15/33	3,982
2,149		Series 2656, Class SH, IF, 17.333%, 02/15/25	2,144
4,000		Series 2658, Class PE, 4.500%, 11/15/16	4,028
844		Series 2663, Class EO, PO, 08/15/33	652
2,586		Series 2667, Class SW, IF, 5.499%, 01/15/18	2,329
4,942		Series 2668, Class S, IF, 9.155%, 09/15/33	4,137
3,882		Series 2668, Class SB, IF, 5.936%, 10/15/15	3,718
2,800		Series 2672, Class ME, 5.000%, 11/15/22	2,801
917		Series 2672, Class SJ, IF, 5.891%, 09/15/16	860
9,351		Series 2675, Class CK, 4.000%, 09/15/18	8,994
1,795		Series 2676, Class TS, IF, 13.151%, 01/15/32	1,756
3,592		Series 2682, Class YS, IF, 4.725%, 10/15/33	3,179
325		Series 2683, Class VA, 5.500%, 02/15/21	331
16,000		Series 2684, Class PO, PO, 01/15/33	11,772
4,480		Series 2684, Class TO, PO, 10/15/33	3,031
1,600		Series 2686, Class GB, 5.000%, 05/15/20	1,618
4,171		Series 2686, Class NS, IF, IO, 6.178%, 10/15/21	279
1,853		Series 2686, Class SO, IF, 11.355%, 07/15/26	1,806
2,398		Series 2691, Class SM, IF, 7.016%, 10/15/33	1,950
2,685		Series 2691, Class WS, IF, 6.866%, 10/15/33	2,305
2,681		Series 2692, Class SC, IF, 10.442%, 07/15/33	2,467
1,778		Series 2694, Class SQ, IF, 4.725%, 10/15/33	1,447
1,000		Series 2695, Class DE, 4.000%, 01/15/17	995
899		Series 2696, Class CO, PO, 10/15/18	735
1,167		Series 2696, Class SM, IF, 11.355%, 12/15/26	1,187
1,702		Series 2697, Class LE, 4.500%, 11/15/20	1,707
7,583		Series 2700, Class S, IF, 6.866%, 11/15/33	6,694
1,791		Series 2702, Class PC, 5.000%, 01/15/23	1,790
1,809		Series 2705, Class SC, IF, 6.866%, 11/15/33	1,496
3,418		Series 2705, Class SD, IF, 7.171%, 11/15/33	2,998
6,900		Series 2707, Class QE, 4.500%, 11/15/18	6,783
2,240		Series 2715, Class OG, 5.000%, 01/15/23	2,218
4,480		Series 2716, Class UN, 4.500%, 12/15/23	4,173
2,240		Series 2720, Class PC, 5.000%, 12/15/23	2,240
640		Series 2721, Class PI, IO, 5.000%, 05/15/16	5
11,481		Series 2727, Class BS, IF, 6.941%, 01/15/34	8,957
400		Series 2727, Class PO, PO, 01/15/34	285
76		Series 2733, Class GF, VAR, 0.000%, 09/15/33	70
1,254		Series 2739, Class S, IF, 9.155%, 01/15/34	1,034
2,000		Series 2743, Class HC, 4.500%, 12/15/15	2,012
2,150		Series 2743, Class HD, 4.500%, 08/15/17	2,155
5,000		Series 2743, Class HE, 4.500%, 02/15/19	4,898
2,008		Series 2744, Class FE, VAR, 0.000%, 02/15/34	1,652
49		Series 2744, Class PC, 5.500%, 01/15/31	49
2,535		Series 2744, Class PE, 5.500%, 02/15/34	2,707
4,827		Series 2744, Class TU, 5.500%, 05/15/32	4,797
3,400		Series 2752, Class PD, 5.000%, 03/15/26	3,419
1,173		Series 2753, Class S, IF, 9.155%, 02/15/34	990
3,648		Series 2755, Class PA, PO, 02/15/29	3,412
3,404		Series 2755, Class SA, IF, 11.355%, 05/15/30	3,104
3,857		Series 2758, Class AO, PO, 03/15/19	3,345
2,001		Series 2762, Class LO, PO, 03/15/34	1,512
2,000		Series 2764, Class UC, 5.000%, 05/15/27	2,011
1,675		Series 2766, Class SX, IF, 7.950%, 03/15/34	1,509
1,048		Series 2769, Class PO, PO, 03/15/34	726
675		Series 2771, Class FG, VAR, 0.000%, 03/15/34	553
5,416		Series 2776, Class SK, IF, 6.941%, 04/15/34	4,454
601		Series 2777, Class SX, IF, 9.153%, 04/15/34	451
1,051		Series 2778, Class BS, IF, 12.194%, 04/15/34	954
9,045		Series 2778, Class US, IF, IO, 5.778%, 06/15/33	646
1,201		Series 2780, Class JG, 4.500%, 04/15/19	1,166
2,000		Series 2809, Class UB, 4.000%, 09/15/17	1,980
2,000		Series 2809, Class UC, 4.000%, 06/15/19	1,912
1,266		Series 2812, Class AB, 4.500%, 10/15/18	1,271
2,010		Series 2812, Class EL, 7.500%, 02/15/27	2,072
379		Series 2827, Class SQ, IF, 7.500%, 01/15/19	334
1,043		Series 2835, Class QO, PO, 12/15/32	906
379		Series 2836, Class SG, IF, 9.879%, 05/15/34	342
1,102		Series 2838, Class FQ, VAR, 1.873%, 08/15/34	1,075
1,202		Series 2840, Class JO, PO, 06/15/23	1,008
81		Series 2841, Class GO, PO, 08/15/34	68
2,225		Series 2841, Class YA, 5.500%, 07/15/27	2,236
1,379		Series 2846, Class PO, PO, 08/15/34	994
891		Series 2849, Class PO, PO, 08/15/34	725
1,623		Series 2863, Class JA, 4.500%, 09/15/19	1,585
2,000		Series 2864, Class GB, 4.000%, 09/15/19	1,919
5,899		Series 2872, Class JD, 4.500%, 01/15/16	5,928
152		Series 2888, Class SL, IF, 9.555%, 11/15/34	133
1,622		Series 2890, Class DO, PO, 11/15/34	1,105
24,234		Series 2934, Class EC, PO, 02/15/20	22,236
2,502		Series 2934, Class EN, PO, 02/15/18	2,297
3,385		Series 2945, Class SA, IF, 9.734%, 03/15/20	3,292
2,319		Series 2965, Class GD, 4.500%, 04/15/20	2,274
1,000		Series 2975, Class KO, PO, 05/15/35	734
7,474		Series 2981, Class FA, VAR, 1.823%, 05/15/35	7,048
3,518		Series 2988, Class GS, IF, 13.069%, 06/15/35	3,438
1,652		Series 2989, Class PO, PO, 06/15/23	1,446
4,000		Series 2992, Class LB, 5.000%, 06/15/20	3,956
2,902		Series 2996, Class SL, IF, 12.413%, 06/15/35	2,868
4,000		Series 2999, Class NC, 4.500%, 12/15/18	3,969
3,500		Series 2999, Class ND, 4.500%, 07/15/20	3,364
1,247		Series 3007, Class AI, IO, 5.500%, 07/15/24	97
661		Series 3014, Class OD, PO, 08/15/35	490
1,487		Series 3022, Class OH, PO, 08/15/35	1,297
1,349		Series 3022, Class SX, IF, 13.319%, 08/15/25	1,460
2,771		Series 3029, Class SO, PO, 09/15/35	2,618
766		Series 3044, Class VO, PO, 10/15/35	563
3,933		Series 3047, Class OB, 5.500%, 12/15/33	4,042
969		Series 3058, Class YO, PO, 10/15/35	752
2,500		Series 3064, Class OB, 5.500%, 07/15/29	2,562
1,168		Series 3068, Class AO, PO, 01/15/35	1,091
3,155		Series 3081, Class CT, 5.500%, 04/15/24	3,183
5,118		Series 3100, Class MA, VAR, 7.411%, 12/15/35 (i)	4,768
824		Series 3101, Class EA, 6.000%, 06/15/20	828
13,842		Series 3117, Class AO, PO, 02/15/36	12,426
2,246		Series 3117, Class EO, PO, 02/15/36	2,006
2,991		Series 3117, Class OK, PO, 02/15/36	2,487
7,943		Series 3122, Class OP, PO, 03/15/36	7,247
108		Series 3122, Class ZB, 6.000%, 03/15/36	107
4,524		Series 3134, Class PO, PO, 03/15/36	3,995
5,397		Series 3138, Class PO, PO, 04/15/36	4,644
1,559		Series 3149, Class SO, PO, 05/15/36	1,046
2,891		Series 3150, Class PO, PO, 05/15/36	2,523
1,198		Series 3158, Class LX, VAR, 0.000%, 05/15/36	997
2,000		Series 3162, Class OB, 6.000%, 11/15/30	2,047
491		Series 3164, Class CF, VAR, 0.000%, 04/15/33	425
2,289		Series 3174, Class CA, 5.500%, 02/15/26	2,314
1,649		Series 3174, Class PX, 5.000%, 06/15/17	1,703
4,886		Series 3179, Class OA, PO, 07/15/36	4,536
1,136		Series 3189, Class SN, IF, 14.151%, 11/15/35	1,198
3,062		Series 3193, Class FD, VAR, 2.273%, 07/15/36	3,013
2,030		Series 3195, Class PD, 6.500%, 07/15/36	2,131
2,140		Series 3213, Class OA, PO, 09/15/36	1,968
2,331		Series 3218, Class AO, PO, 09/15/36	1,976
2,020		Series 3233, Class OP, PO, 05/15/36	1,855
2,333		Series 3234, Class MA, 4.500%, 03/15/28	2,322
1,119		Series 3245, Class MO, PO, 11/15/36	911
1,545		Series 3253, Class A, 5.000%, 08/15/20	1,555
2,254		Series 3256, Class PO, PO, 12/15/36	1,994
6,288		Series 3260, Class CS, IF, IO, 4.718%, 01/15/37	379
2,069		Series 3261, Class OA, PO, 01/15/37	1,741
2,976		Series 3274, Class JO, PO, 02/15/37	2,652
11,778		Series 3275, Class FL, VAR, 1.863%, 02/15/37	11,091
6,739		Series 3286, Class PO, PO, 03/15/37	5,472
5,000		Series 3299, Class KB, 5.000%, 08/15/29	5,010
819		Series 3318, Class AO, PO, 05/15/37	681
12,489		Series 3318, Class EO, PO, 05/15/37	10,193
846		Series 3325, Class OB, PO, 06/15/37	736
3,692		Series 3331, Class PO, PO, 06/15/37	3,308
4,000		Series 3334, Class MC, 5.000%, 04/15/33	3,920
7,983		Series 3344, Class SL, VAR, IO, 5.178%, 07/15/37	535
4,271		Series 3356, Class PA, 6.000%, 11/15/26	4,384
2,000		Series 3361, Class EF, VAR, 2.023%, 08/15/35	1,653
8,439		Series 3398, Class PO, PO, 01/15/36	7,373
23,266		Series 3424, Class PI, IF, IO, 5.378%, 04/15/38	1,636
45,135		Series 3430, Class AI, IO, 1.417%, 09/15/12	1,086
7,500		Series 3493, Class LA, 4.000%, 10/15/23	6,593
1,254		Federal Home Loan Mortgage Corp. REMICS, Series 2750, Class PO, PO, 06/15/30	1,104
		Federal Home Loan Mortgage Corp. STRIPS,
11		Series 134, Class B, IO, 9.000%, 04/01/22	3
11,247		Series 243, Class 16, IO, 4.500%, 11/15/20	1,080
7,245		Series 243, Class 17, IO, 4.500%, 12/15/20	610
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
1,337		Series T-41, Class 3A, VAR, 7.500%, 07/25/32	1,400
844		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	883
4,203		Series T-54, Class 2A, 6.500%, 02/25/43	4,236
1,452		Series T-54, Class 3A, 7.000%, 02/25/43	1,473
719		Series T-57, Class 1AP, PO, 07/25/43	549
638		Series T-58, Class APO, PO, 09/25/43	528
992		Series T-59, Class 1AP, PO, 10/25/43	703
		Federal National Mortgage Association REMICS,
14		Series 1988-7, Class Z, 9.250%, 04/25/18	16
61		Series 1989-70, Class G, 8.000%, 10/25/19	66
22		Series 1989-78, Class H, 9.400%, 11/25/19	24
45		Series 1989-83, Class H, 8.500%, 11/25/19	49
44		Series 1989-89, Class H, 9.000%, 11/25/19	48
28		Series 1990-1, Class D, 8.800%, 01/25/20	31
6		Series 1990-60, Class K, 5.500%, 06/25/20	7
13		Series 1990-63, Class H, 9.500%, 06/25/20	14
13		Series 1990-93, Class G, 5.500%, 08/25/20	14
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	4
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	6
50		Series 1990-102, Class J, 6.500%, 08/25/20	52
88		Series 1990-120, Class H, 9.000%, 10/25/20	98
8		Series 1990-134, Class SC, IF, 19.444%, 11/25/20	10
—	(h)	Series 1990-140, Class K, HB, IO, 652.145%, 12/25/20	7
—	(h)	Series 1991-7, Class K, HB, IO, 908.500%, 02/25/21	2
39		Series 1991-24, Class Z, 5.000%, 03/25/21	39
25		Series 1992-38, Class Z, 7.500%, 02/25/22	26
7		Series 1992-101, Class J, 7.500%, 06/25/22	7
223		Series 1992-136, Class PK, 6.000%, 08/25/22	233
152		Series 1992-143, Class MA, 5.500%, 09/25/22	158
407		Series 1992-163, Class M, 7.750%, 09/25/22	442
647		Series 1992-188, Class PZ, 7.500%, 10/25/22	700
304		Series 1993-21, Class KA, 7.700%, 03/25/23	330
435		Series 1993-25, Class J, 7.500%, 03/25/23	472
116		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	130
180		Series 1993-62, Class SA, IF, 14.072%, 04/25/23	222
95		Series 1993-165, Class SD, IF, 8.980%, 09/25/23	95
207		Series 1993-165, Class SK, IF, 12.500%, 09/25/23	199
373		Series 1993-167, Class GA, 7.000%, 09/25/23	383
140		Series 1993-179, Class SB, IF, 17.636%, 10/25/23	181
93		Series 1993-179, Class SC, IF, 10.500%, 10/25/23	92
537		Series 1993-199, Class FA, VAR, 1.988%, 10/25/23	535
263		Series 1993-205, Class H, PO, 09/25/23	248
483		Series 1993-220, Class SG, IF, 13.125%, 11/25/13	501
2		Series 1993-221, Class FH, VAR, 2.538%, 12/25/08	2
1		Series 1993-221, Class SE, IF, 9.500%, 12/25/08	1
358		Series 1993-225, Class UB, 6.500%, 12/25/23	376
91		Series 1993-230, Class FA, VAR, 2.038%, 12/25/23	91
404		Series 1993-247, Class FE, VAR, 2.438%, 12/25/23	403
187		Series 1993-247, Class SU, IF, 10.181%, 12/25/23	210
738		Series 1993-250, Class Z, 7.000%, 12/25/23	772
2,406		Series 1993-257, Class C, PO, 06/25/23	2,396
2		Series 1994-12, Class FC, VAR, 3.819%, 01/25/09	2
—	(h)	Series 1994-33, Class F, VAR, 1.838%, 03/25/09	—	(h)
7		Series 1994-33, Class FA, VAR, 3.769%, 03/25/09	7
31		Series 1994-34, Class DZ, 6.000%, 03/25/09	31
1,633		Series 1994-37, Class L, 6.500%, 03/25/24	1,723
7,864		Series 1994-40, Class Z, 6.500%, 03/25/24	8,214
41		Series 1994-55, Class G, 6.750%, 12/25/23	41
5,000		Series 1994-63, Class PK, 7.000%, 04/25/24	5,363
207		Series 1995-2, Class Z, 8.500%, 01/25/25	223
373		Series 1995-19, Class Z, 6.500%, 11/25/23	405
1,680		Series 1996-14, Class SE, IF, IO, 7.010%, 08/25/23	317
8		Series 1996-24, Class E, PO, 03/25/09	8
57		Series 1996-27, Class FC, VAR, 1.938%, 03/25/17	57
140		Series 1996-59, Class J, 6.500%, 08/25/22	146
1,481		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	44
98		Series 1997-27, Class J, 7.500%, 04/18/27	103
163		Series 1997-29, Class J, 7.500%, 04/20/27	174
1,637		Series 1997-32, Class PG, 6.500%, 04/25/27	1,744
1,083		Series 1997-39, Class PD, 7.500%, 05/20/27	1,157
610		Series 1997-42, Class EN, 7.250%, 07/18/27	630
170		Series 1997-42, Class ZC, 6.500%, 07/18/27	181
5		Series 1997-51, Class PM, IO, 7.000%, 05/18/12	—	(h)
2,387		Series 1997-61, Class ZC, 7.000%, 02/25/23	2,461
451		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	64
85		Series 1998-4, Class C, PO, 04/25/23	76
1		Series 1998-27, Class B, PO, 12/25/08	—	(h)
1,843		Series 1998-36, Class ZB, 6.000%, 07/18/28	1,940
565		Series 1998-43, Class SA, IF, IO, 15.090%, 04/25/23	238
866		Series 1998-66, Class SB, IF, IO, 6.755%, 12/25/28	187
459		Series 1999-17, Class C, 6.350%, 04/25/29	480
2,113		Series 1999-18, Class Z, 5.500%, 04/18/29	2,132
1,065		Series 1999-38, Class SK, IF, IO, 6.655%, 08/25/23	123
261		Series 1999-52, Class NS, IF, 19.474%, 10/25/23	332
641		Series 1999-62, Class PB, 7.500%, 12/18/29	696
1,978		Series 2000-2, Class ZE, 7.500%, 02/25/30	2,150
872		Series 2000-20, Class SA, IF, IO, 7.705%, 07/25/30	157
153		Series 2000-52, Class IO, IO, 8.500%, 01/25/31	37
925		Series 2001-4, Class PC, 7.000%, 03/25/21	995
723		Series 2001-5, Class OW, 6.000%, 03/25/16	748
662		Series 2001-7, Class PF, 7.000%, 03/25/31	703
2,816		Series 2001-7, Class PR, 6.000%, 03/25/16	2,948
3,303		Series 2001-10, Class PR, 6.000%, 04/25/16	3,447
1,599		Series 2001-30, Class PM, 7.000%, 07/25/31	1,667
1,175		Series 2001-31, Class VD, 6.000%, 05/25/31	1,201
2,990		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	635
1,626		Series 2001-36, Class DE, 7.000%, 08/25/31	1,733
3,449		Series 2001-44, Class MY, 7.000%, 09/25/31	3,648
630		Series 2001-44, Class PD, 7.000%, 09/25/31	667
749		Series 2001-44, Class PU, 7.000%, 09/25/31	794
5,421		Series 2001-48, Class Z, 6.500%, 09/25/21	5,779
155		Series 2001-49, Class DQ, 6.000%, 11/25/15	155
660		Series 2001-49, Class Z, 6.500%, 09/25/31	681
517		Series 2001-52, Class KB, 6.500%, 10/25/31	532
242		Series 2001-52, Class XM, 6.500%, 11/25/10	246
1,857		Series 2001-52, Class XN, 6.500%, 11/25/15	1,927
2,072		Series 2001-60, Class QS, IF, 19.618%, 09/25/31	2,277
226		Series 2001-61, Class VB, 7.000%, 12/25/16	226
5,141		Series 2001-61, Class Z, 7.000%, 11/25/31	5,456
905		Series 2001-71, Class MB, 6.000%, 12/25/16	944
1,999		Series 2001-71, Class QE, 6.000%, 12/25/16	2,085
487		Series 2001-72, Class SX, IF, 14.217%, 12/25/31	518
2,665		Series 2001-74, Class MB, 6.000%, 12/25/16	2,794
2,066		Series 2001-80, Class PE, 6.000%, 07/25/29	2,110
605		Series 2002-1, Class HC, 6.500%, 02/25/22	641
601		Series 2002-1, Class SA, IF, 20.654%, 02/25/32	704
404		Series 2002-1, Class UD, IF, 19.469%, 12/25/23	476
2,330		Series 2002-2, Class UC, 6.000%, 02/25/17	2,409
6,828		Series 2002-3, Class OG, 6.000%, 02/25/17	7,120
1,475		Series 2002-7, Class OG, 6.000%, 03/25/17	1,539
4,785		Series 2002-7, Class TG, 6.000%, 03/25/17	4,990
325		Series 2002-8, Class SR, IF, 13.651%, 03/25/09	330
1,288		Series 2002-11, Class QG, 5.500%, 03/25/17	1,326
5,025		Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	152
91		Series 2002-13, Class ST, IF, 10.000%, 03/25/32	91
7,741		Series 2002-16, Class PG, 6.000%, 04/25/17	8,069
9,941		Series 2002-18, Class PC, 5.500%, 04/25/17	10,171
1,490		Series 2002-19, Class PE, 6.000%, 04/25/17	1,554
277		Series 2002-21, Class LO, PO, 04/25/32	248
2,234		Series 2002-21, Class PE, 6.500%, 04/25/32	2,288
1,680		Series 2002-24, Class AJ, 6.000%, 04/25/17	1,764
5,198		Series 2002-28, Class PK, 6.500%, 05/25/32	5,334
2,737		Series 2002-31, Class S, IF, 15.972%, 05/25/17	3,149
1,558		Series 2002-37, Class Z, 6.500%, 06/25/32	1,630
16,758		Series 2002-38, Class QE, 6.000%, 06/25/17	17,475
1,120		Series 2002-42, Class C, 6.000%, 07/25/17	1,182
5,601		Series 2002-48, Class GH, 6.500%, 11/25/32	5,833
1,008		Series 2002-55, Class QE, 5.500%, 09/25/17	1,033
13,635		Series 2002-56, Class UC, 5.500%, 09/25/17	14,000
6,013		Series 2002-57, Class AE, 5.500%, 09/25/17	6,174
518		Series 2002-61, Class PE, 5.500%, 05/25/16	521
1,548		Series 2002-63, Class KC, 5.000%, 10/25/17	1,562
8,500		Series 2002-71, Class KM, 5.000%, 11/25/17	8,536
416		Series 2002-73, Class S, IF, 12.763%, 11/25/09	430
3,238		Series 2002-73, Class TE, 5.500%, 03/25/29	3,243
4,480		Series 2002-74, Class LD, 5.000%, 01/25/16	4,516
6,161		Series 2002-74, Class PD, 5.000%, 11/25/15	6,204
3,719		Series 2002-74, Class VB, 6.000%, 11/25/31	3,752
2,193		Series 2002-77, Class S, IF, 11.926%, 12/25/32	2,178
3,292		Series 2002-83, Class CS, 6.881%, 08/25/23	3,497
492		Series 2002-91, Class UH, IO, 5.500%, 06/25/22	38
492		Series 2002-93, Class PD, 3.500%, 02/25/29	484
4,621		Series 2002-94, Class BK, 5.500%, 01/25/18	4,768
911		Series 2003-8, Class SB, IF, IO, 6.255%, 03/25/16	25
2,515		Series 2003-9, Class NZ, 6.500%, 02/25/33	2,549
3,752		Series 2003-22, Class UD, 4.000%, 04/25/33	3,198
952		Series 2003-27, Class DW, 4.500%, 04/25/17	949
1,400		Series 2003-32, Class KC, 5.000%, 05/25/18	1,400
2,614		Series 2003-34, Class AX, 6.000%, 05/25/33	2,765
2,256		Series 2003-34, Class ED, 6.000%, 05/25/33	2,426
1,028		Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	103
1,960		Series 2003-39, Class LW, 5.500%, 05/25/23	1,905
2,800		Series 2003-41, Class PE, 5.500%, 05/25/23	2,883
1,092		Series 2003-42, Class GB, 4.000%, 05/25/33	1,085
1,120		Series 2003-47, Class PE, 5.750%, 06/25/33	1,148
1,592		Series 2003-52, Class SX, IF, 18.765%, 10/25/31	1,822
995		Series 2003-60, Class NJ, 5.000%, 07/25/21	991
2,829		Series 2003-64, Class SX, IF, 6.625%, 07/25/33	2,466
1,480		Series 2003-65, Class CI, IO, 4.500%, 03/25/15	42
628		Series 2003-67, Class VQ, 7.000%, 01/25/19	634
527		Series 2003-68, Class QP, 3.000%, 07/25/22	503
2,594		Series 2003-71, Class DS, IF, 3.667%, 08/25/33	2,121
697		Series 2003-74, Class SH, IF, 7.659%, 08/25/33	556
3,753		Series 2003-76, Class SH, IF, 11.410%, 09/25/31	3,598
13,311		Series 2003-80, Class SY, IF, IO, 6.255%, 06/25/23	1,349
1,580		Series 2003-81, Class LC, 4.500%, 09/25/18	1,561
2,000		Series 2003-82, Class VB, 5.500%, 08/25/33	2,056
7,281		Series 2003-83, Class PG, 5.000%, 06/25/23	7,236
1,750		Series 2003-91, Class SD, IF, 10.175%, 09/25/33	1,727
1,323		Series 2003-92, Class GA, 4.500%, 09/25/18	1,285
471		Series 2003-92, Class SH, IF, 7.721%, 09/25/18	433
3,360		Series 2003-106, Class US, IF, 6.983%, 11/25/23	2,694
449		Series 2003-106, Class WS, IF, 7.785%, 02/25/23	379
1,000		Series 2003-113, Class PC, 4.000%, 03/25/15	1,002
8,174		Series 2003-116, Class SB, IF, IO, 6.205%, 11/25/33	763
6,000		Series 2003-117, Class JB, 3.500%, 06/25/33	5,584
2,240		Series 2003-122, Class TE, 5.000%, 12/25/22	2,234
1,966		Series 2003-124, Class SV, IF, 9.602%, 03/25/31	1,829
1,680		Series 2003-128, Class KE, 4.500%, 01/25/14	1,699
3,300		Series 2003-128, Class NG, 4.000%, 01/25/19	3,165
1,474		Series 2003-130, Class SX, IF, 9.428%, 01/25/34	1,510
1,365		Series 2003-132, Class OA, PO, 08/25/33	1,163
2,412		Series 2004-1, Class DL, 4.500%, 02/25/18	2,420
6,430		Series 2004-4, Class QI, IF, IO, 5.705%, 06/25/33	374
4,783		Series 2004-4, Class QM, IF, 11.410%, 06/25/33	4,807
3,404		Series 2004-10, Class SC, HB, IF, 23.020%, 02/25/34	3,971
2,955		Series 2004-14, Class SD, IF, 6.983%, 03/25/34	2,416
2,460		Series 2004-21, Class CO, PO, 04/25/34	1,757
1,001		Series 2004-22, Class A, 4.000%, 04/25/19	952
1,680		Series 2004-25, Class PC, 5.500%, 01/25/34	1,753
6,722		Series 2004-25, Class SA, IF, 15.689%, 04/25/34	7,340
8,100		Series 2004-27, Class HB, 4.000%, 05/25/19	7,599
1,120		Series 2004-36, Class PC, 5.500%, 02/25/34	1,162
5,372		Series 2004-36, Class SA, IF, 15.689%, 05/25/34	5,787
2,426		Series 2004-36, Class SN, IF, 11.410%, 07/25/33	2,251
11,114		Series 2004-46, Class HS, IF, IO, 4.605%, 05/25/30	325
1,781		Series 2004-46, Class QB, IF, 18.420%, 05/25/34	1,896
2,314		Series 2004-51, Class SY, IF, 11.450%, 07/25/34	2,330
1,400		Series 2004-53, Class NC, 5.500%, 07/25/24	1,429
2,420		Series 2004-59, Class BG, PO, 12/25/32	2,083
903		Series 2004-61, Class SK, IF, 8.500%, 11/25/32	961
1,120		Series 2004-76, Class CL, 4.000%, 10/25/19	1,077
6,226		Series 2004-79, Class S, IF, 15.964%, 08/25/32	6,584
2,036		Series 2004-79, Class SP, IF, 15.964%, 11/25/34	2,229
2,000		Series 2004-81, Class AC, 4.000%, 11/25/19	1,918
2,459		Series 2004-89, Class EA, IF, 10.647%, 01/25/34	2,633
2,903		Series 2004-92, Class BX, 5.500%, 09/25/34	3,004
1,960		Series 2004-92, Class JO, PO, 12/25/34	1,877
6,602		Series 2005-25, Class PF, VAR, 1.745%, 04/25/35	6,135
1,305		Series 2005-27, Class TH, 5.500%, 07/25/31	1,313
691		Series 2005-47, Class AN, 5.000%, 12/25/16	698
708		Series 2005-52, Class PA, 6.500%, 06/25/35	731
7,825		Series 2005-56, Class S, IF, IO, 5.315%, 07/25/35	434
1,909		Series 2005-66, Class SG, IF, 13.888%, 07/25/35	1,980
1,500		Series 2005-68, Class BC, 5.250%, 06/25/35	1,463
7,661		Series 2005-68, Class PG, 5.500%, 08/25/35	8,015
2,500		Series 2005-68, Class UC, 5.000%, 06/25/35	2,414
11,128		Series 2005-84, Class XM, 5.750%, 10/25/35	11,553
831		Series 2005-86, Class GB, 5.000%, 10/25/35	820
1,169		Series 2005-98, Class GO, PO, 11/25/35	783
10,000		Series 2005-109, Class PB, 6.000%, 01/25/34	10,261
1,000		Series 2005-109, Class PC, 6.000%, 12/25/35	1,073
24,981		Series 2005-110, Class GJ, 5.500%, 11/25/30	25,415
17,500		Series 2005-110, Class GK, 5.500%, 08/25/34	17,421
5,659		Series 2005-110, Class GL, 5.500%, 12/25/35	5,598
2,840		Series 2005-110, Class MN, 5.500%, 06/25/35	2,936
2,445		Series 2005-116, Class PB, 6.000%, 04/25/34	2,506
30,000		Series 2005-118, Class ME, 6.000%, 01/25/32	30,685
15,000		Series 2005-118, Class PN, 6.000%, 01/25/32	15,115
840		Series 2005-123, Class LO, PO, 01/25/36	619
4,803		Series 2006-15, Class OT, PO, 01/25/36	4,497
1,859		Series 2006-16, Class OA, PO, 03/25/36	1,639
2,694		Series 2006-22, Class AO, PO, 04/25/36	2,283
3,122		Series 2006-23, Class KO, PO, 04/25/36	2,748
2,000		Series 2006-39, Class WC, 5.500%, 01/25/36	2,012
4,409		Series 2006-42, Class CF, VAR, 1.845%, 06/25/36	4,256
5,706		Series 2006-43, Class DO, PO, 06/25/36	4,999
2,080		Series 2006-43, Class PO, PO, 06/25/36	1,750
3,657		Series 2006-44, Class GO, PO, 06/25/36	3,401
11,313		Series 2006-44, Class P, PO, 12/25/33	9,367
4,775		Series 2006-46, Class FW, VAR, 1.795%, 06/25/36	4,463
2,000		Series 2006-46, Class UC, 5.500%, 12/25/35	2,000
13,182		Series 2006-50, Class JO, PO, 06/25/36	10,482
18,833		Series 2006-50, Class PS, PO, 06/25/36	15,212
1,509		Series 2006-58, Class AP, PO, 07/25/36	1,300
4,866		Series 2006-58, Class FL, VAR, 1.855%, 07/25/36	4,802
2,267		Series 2006-58, Class PO, PO, 07/25/36	1,959
6,306		Series 2006-59, Class QO, PO, 01/25/33	5,392
3,549		Series 2006-65, Class QO, PO, 07/25/36	3,106
7,430		Series 2006-72, Class GO, PO, 08/25/36	6,822
2,089		Series 2006-72, Class TO, PO, 08/25/36	1,812
9,000		Series 2006-77, Class PC, 6.500%, 08/25/36	9,619
2,572		Series 2006-79, Class OP, PO, 08/25/36	2,056
3,015		Series 2006-90, Class AO, PO, 09/25/36	2,666
943		Series 2006-102, Class PA, 5.000%, 08/25/26	948
987		Series 2006-109, Class PO, PO, 11/25/36	863
8,275		Series 2006-110, Class PO, PO, 11/25/36	6,384
3,867		Series 2006-111, Class EO, PO, 11/25/36	3,306
2,486		Series 2006-115, Class OK, PO, 12/25/36	2,191
4,087		Series 2006-119, Class PO, PO, 12/25/36	3,427
1,124		Series 2006-123, Class FD, VAR, 1.895%, 01/25/37	1,088
1,300		Series 2006-128, Class BP, 5.500%, 01/25/37	1,312
1,962		Series 2006-128, Class PO, PO, 01/25/37	1,706
3,153		Series 2007-2, Class FA, VAR, 1.595%, 02/25/37	3,058
21,291		Series 2007-7, Class SG, IF, IO, 5.105%, 08/25/36	906
3,583		Series 2007-14, Class OP, PO, 03/25/37	3,118
3,654		Series 2007-15, Class NO, PO, 03/25/22	3,383
40,033		Series 2007-16, Class FC, VAR, 2.145%, 03/25/37	39,082
7,172		Series 2007-22, Class SC, IF, IO, 4.685%, 03/25/37	378
33,282		Series 2007-35, Class SI, VAR, IO, 4.705%, 04/25/37	1,789
1,500		Series 2007-47, Class PC, 5.000%, 07/25/33	1,469
8,407		Series 2007-54, Class WI, IF, IO, 4.705%, 06/25/37	445
1,674		Series 2007-65, Class PA, 6.000%, 03/25/31	1,718
14,165		Series 2007-77, Class FG, VAR, 1.895%, 03/25/37	13,324
2,000		Series 2007-79, Class PC, 5.000%, 01/25/32	1,952
4,464		Series 2007-84, Class PG, 6.000%, 12/25/36	4,634
15,683		Series 2007-106, Class A7, VAR, 6.218%, 10/25/37	15,532
1,833		Series 2007-118, Class IO, IO, 6.000%, 06/25/36	219
36,713		Series 2008-16, Class IS, IF, IO, 4.805%, 03/25/38	2,365
17,091		Series 2008-27, Class SN, IF, IO, 5.505%, 04/25/38	1,188
3,369		Series 2008-42, Class AO, PO, 09/25/36	2,943
962		Series 2008-44, Class PO, PO, 05/25/38	827
1,953		Series 2008-59, Class IG, IO, 5.500%, 11/25/34	159
2		Series G-17, Class S, HB, VAR, 933.194%, 06/25/21	38
131		Series G-28, Class S, IF, 13.663%, 09/25/21	136
99		Series G-35, Class M, 8.750%, 10/25/21	109
40		Series G-51, Class SA, HB, IF, 20.911%, 12/25/21	51
137		Series G92-15, Class Z, 7.000%, 01/25/22	140
—	(h)	Series G92-27, Class SQ, HB, IF, 10,232.140%, 05/25/22	64
514		Series G92-35, Class E, 7.500%, 07/25/22	551
—	(h)	Series G92-35, Class G, HB, IO, 1,184.775%, 07/25/22	11
57		Series G92-42, Class Z, 7.000%, 07/25/22	61
2,681		Series G92-44, Class ZQ, 8.000%, 07/25/22	2,891
1,545		Series G92-45, Class Z, 6.000%, 08/25/22	1,603
80		Series G92-52, Class FD, VAR, 1.458%, 09/25/22	78
702		Series G92-54, Class ZQ, 7.500%, 09/25/22	755
86		Series G92-59, Class F, VAR, 3.469%, 10/25/22	86
164		Series G92-61, Class Z, 7.000%, 10/25/22	174
129		Series G92-62, Class B, PO, 10/25/22	114
570		Series G93-1, Class KA, 7.900%, 01/25/23	620
123		Series G93-5, Class Z, 6.500%, 02/25/23	132
167		Series G93-14, Class J, 6.500%, 03/25/23	172
400		Series G93-17, Class SI, IF, 6.000%, 04/25/23	329
375		Series G93-27, Class FD, VAR, 2.318%, 08/25/23	372
92		Series G93-37, Class H, PO, 09/25/23	76
126		Series G95-1, Class C, 8.800%, 01/25/25	140
		Federal National Mortgage Association STRIPS,
15		Series 23, Class 2, IO, 10.000%, 09/01/17	3
2		Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
62		Series 218, Class 2, IO, 7.500%, 04/01/23	14
52		Series 265, Class 2, 9.000%, 03/01/24	61
1,638		Series 329, Class 1, PO, 12/01/32	1,404
9,500		Series 339, Class 21, IO, 4.500%, 08/01/33	859
4,473		Series 339, Class 28, IO, 5.500%, 08/01/33	430
1,975		Series 340, Class 1, PO, 09/01/33	1,668
2,573		Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	354
8,824		Series 365, Class 8, IO, 5.500%, 05/01/36	1,323
1,255		Series 368, Class 3, IO, 4.500%, 11/01/20	124
7,352		Series 374, Class 5, IO, 5.500%, 08/01/36	1,027
5,889		Series 393, Class 6, IO, 5.500%, 04/25/37	897
		Federal National Mortgage Association Whole Loan,
388		Series 2002-W5, Class A10, IF, IO, 6.705%, 11/25/30	14
2,494		Series 2003-W1, Class 1A1, 6.500%, 12/25/42	2,526
832		Series 2003-W1, Class 2A, 7.500%, 12/25/42	873
439		Series 2003-W4, Class 2A, 6.500%, 10/25/42	445
1,316		Series 2004-W1, Class 2A2, 7.000%, 12/25/33	1,330
2,942		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	3,018
		Government National Mortgage Association,
1,950		Series 1994-3, Class PQ, 7.488%, 07/16/24	2,068
1,143		Series 1994-4, Class KQ, 7.988%, 07/16/24	1,204
6,483		Series 1994-7, Class PQ, 6.500%, 10/16/24	6,779
891		Series 1996-16, Class E, 7.500%, 08/16/26	929
1,378		Series 1997-8, Class PN, 7.500%, 05/16/27	1,450
310		Series 1997-11, Class D, 7.500%, 07/20/27	320
740		Series 1998-26, Class K, 7.500%, 09/17/25	786
4,384		Series 1999-4, Class ZB, 6.000%, 02/20/29	4,582
3,782		Series 1999-10, Class ZC, 6.500%, 04/20/29	3,950
378		Series 1999-15, Class E, 6.500%, 01/16/29	382
658		Series 1999-30, Class S, IF, IO, 7.178%, 08/16/29	69
42		Series 1999-33, Class SM, IF, 9.200%, 09/16/29	49
795		Series 1999-40, Class ZW, 7.500%, 11/20/29	872
1,250		Series 1999-41, Class Z, 8.000%, 11/16/29	1,328
347		Series 1999-44, Class PC, 7.500%, 12/20/29	382
6,435		Series 1999-44, Class ZC, 8.500%, 12/16/29	7,210
1,119		Series 1999-44, Class ZG, 8.000%, 12/20/29	1,196
892		Series 2000-6, Class Z, 7.500%, 02/20/30	974
440		Series 2000-9, Class Z, 8.000%, 06/20/30	492
4,670		Series 2000-9, Class ZJ, 8.500%, 02/16/30	5,104
822		Series 2000-12, Class ST, HB, IF, 25.250%, 02/16/30	1,218
1,020		Series 2000-14, Class PD, 7.000%, 02/16/30	1,078
294		Series 2000-16, Class ZN, 7.500%, 02/16/30	321
6,201		Series 2000-21, Class Z, 9.000%, 03/16/30	6,871
1,058		Series 2000-26, Class TZ, 8.500%, 09/20/30	1,207
308		Series 2000-26, Class Z, 7.750%, 09/20/30	308
61		Series 2000-30, Class ST, IF, 11.050%, 12/16/22	60
905		Series 2000-31, Class Z, 9.000%, 10/20/30	1,025
271		Series 2000-34, Class SG, IF, IO, 7.078%, 10/20/30	32
527		Series 2000-35, Class ZA, 9.000%, 11/20/30	560
75		Series 2000-36, Class IK, IO, 9.000%, 11/16/30	20
381		Series 2000-37, Class B, 8.000%, 12/20/30	390
210		Series 2000-38, Class AH, 7.150%, 12/20/30	215
418		Series 2001-4, Class SJ, IF, IO, 6.676%, 01/19/30	49
608		Series 2001-6, Class SD, IF, IO, 7.128%, 03/16/31	137
1,015		Series 2001-7, Class PK, 6.500%, 03/20/31	1,048
2,797		Series 2001-8, Class Z, 6.500%, 03/20/31	2,901
46		Series 2001-32, Class WA, IF, 16.494%, 07/20/31	55
676		Series 2001-35, Class SA, IF, IO, 6.828%, 08/16/31	81
533		Series 2001-36, Class S, IF, IO, 6.628%, 08/16/31	61
2,800		Series 2001-64, Class MQ, 6.500%, 12/20/31	2,890
633		Series 2002-3, Class SP, IF, IO, 5.968%, 01/16/32	98
1,187		Series 2002-7, Class PG, 6.500%, 01/20/32	1,248
2,942		Series 2002-24, Class AG, IF, IO, 6.528%, 04/16/32	347
280		Series 2002-24, Class SB, IF, 9.791%, 04/16/32	295
7,207		Series 2002-31, Class SE, IF, IO, 6.078%, 04/16/30	874
2,346		Series 2002-40, Class UK, 6.500%, 06/20/32	2,433
117		Series 2002-41, Class SV, IF, 9.000%, 06/16/32	111
9,013		Series 2002-45, Class QE, 6.500%, 06/20/32	9,314
3,411		Series 2002-47, Class PG, 6.500%, 07/16/32	3,529
5,792		Series 2002-47, Class ZA, 6.500%, 07/20/32	6,007
162		Series 2002-51, Class SG, HB, IF, 26.115%, 04/20/31	211
4,629		Series 2002-52, Class GH, 6.500%, 07/20/32	4,798
1,432		Series 2002-54, Class GB, 6.500%, 08/20/32	1,485
1,861		Series 2002-70, Class AV, 6.000%, 03/20/12	1,914
4,875		Series 2002-70, Class PS, IF, IO, 6.248%, 08/20/32	254
1,411		Series 2002-75, Class PB, 6.000%, 11/20/32	1,522
1,043		Series 2002-79, Class KV, 6.000%, 11/20/13	1,058
497		Series 2002-80, Class EB, 7.000%, 01/20/32	501
2,372		Series 2002-88, Class VA, 6.000%, 12/20/17	2,410
2,058		Series 2003-4, Class NI, IO, 5.500%, 01/20/32	145
1,203		Series 2003-4, Class NY, 5.500%, 12/20/13	1,241
2,083		Series 2003-8, Class PO, PO, 01/16/32	1,950
3,510		Series 2003-11, Class SK, IF, IO, 6.278%, 02/16/33	440
1,627		Series 2003-12, Class SP, IF, IO, 6.227%, 02/20/33	199
381		Series 2003-24, Class PO, PO, 03/16/33	321
2,000		Series 2003-34, Class TO, PO, 02/16/32	1,890
1,960		Series 2003-40, Class TC, 7.500%, 03/20/33	2,025
1,960		Series 2003-40, Class TJ, 6.500%, 03/20/33	2,074
1,120		Series 2003-46, Class MG, 6.500%, 05/20/33	1,185
2,072		Series 2003-46, Class TC, 6.500%, 03/20/33	2,131
1,264		Series 2003-52, Class AP, PO, 06/16/33	1,134
3,196		Series 2003-58, Class BE, 6.500%, 01/20/33	3,279
3,422		Series 2003-66, Class ED, 5.000%, 08/20/28	3,428
3,920		Series 2003-76, Class LS, IF, IO, 5.748%, 09/20/31	175
449		Series 2003-90, Class PO, PO, 10/20/33	387
369		Series 2003-95, Class SC, IF, IO, 5.578%, 09/17/31	4
1,654		Series 2003-98, Class PC, 5.000%, 02/20/29	1,661
5,514		Series 2003-112, Class SA, IF, IO, 5.128%, 12/16/33	332
13,434		Series 2004-11, Class SW, IF, IO, 4.048%, 02/20/34	817
1,175		Series 2004-27, Class VJ, 6.000%, 02/20/15	1,204
1,495		Series 2004-28, Class S, IF, 15.751%, 04/16/34	1,615
6,389		Series 2004-46, Class PO, PO, 06/20/34	5,007
3,702		Series 2004-68, Class PO, PO, 05/20/31	3,128
20,867		Series 2004-68, Class SA, IF, IO, 5.348%, 05/20/31	1,060
2,216		Series 2004-73, Class AE, IF, 11.920%, 08/17/34	2,417
15,233		Series 2004-73, Class JL, IF, IO, 5.128%, 09/16/34	1,263
2,948		Series 2004-83, Class AP, IF, 11.183%, 10/16/34	2,870
1,991		Series 2004-89, Class LS, IF, 19.168%, 10/16/34	2,093
27,657		Series 2005-3, Class SK, IF, IO, 5.298%, 01/20/35	1,914
28,465		Series 2005-17, Class SL, IF, IO, 5.248%, 07/20/34	2,009
3,975		Series 2005-44, Class SP, IF, 9.295%, 10/20/34	3,504
3,409		Series 2005-56, Class IC, IO, 5.500%, 07/20/35	463
6,788		Series 2005-69, Class SY, IF, IO, 5.298%, 11/20/33	680
3,159		Series 2005-82, Class PO, PO, 10/20/35	2,612
3,712		Series 2005-93, Class JO, PO, 03/20/31	3,497
6,949		Series 2006-16, Class OP, PO, 03/20/36	5,872
1,692		Series 2006-57, Class PZ, 5.565%, 10/20/36	1,555
9,860		Series 2007-17, Class JO, PO, 04/16/37	7,945
3,096		Series 2007-28, Class BO, PO, 05/20/37	2,686
18,078		Series 2007-35, Class PO, PO, 06/16/37	15,309
2,779		Series 2007-35, Class TO, PO, 04/20/35	2,506
5,679		Series 2007-36, Class HO, PO, 06/16/37	5,121
7,354		Series 2007-49, Class NO, PO, 12/20/35	6,138
15,878		Series 2007-57, Class PO, PO, 03/20/37	13,606
13,485		Series 2007-74, Class SL, IF, IO, 5.118%, 11/16/37	755
2,883		Series 2008-7, Class SK, IF, 15.593%, 11/20/37	3,119
3,851		Series 2008-7, Class SP, IF, 10.495%, 10/20/37	3,496
5,987		Series 2008-20, Class PO, PO, 09/20/37	4,934
3,630		Series 2008-23, Class IO, IO, 6.000%, 02/20/37	525
25,492		Series 2008-25, Class SB, IF, IO, 5.448%, 03/20/38	1,616
15,827		Series 2008-32, Class PI, IO, 5.500%, 10/16/37	2,565
5,000		Series 2008-36, Class AY, 5.000%, 04/16/23	4,902
3,516		Series 2008-43, Class NA, 5.500%, 11/20/37	3,604
6,901		Series 2008-60, Class PO, PO, 01/20/38	6,094
19,770		Series 2008-71, Class SC, IF, IO, 4.548%, 08/20/38	1,259
		Vendee Mortgage Trust,
1,308		Series 1994-1, Class 1, VAR, 5.627%, 02/15/24	1,356
11,808		Series 1994-1, Class 2ZB, 6.500%, 02/15/24	12,895
1,917		Series 1996-1, Class 1Z, 6.750%, 02/15/26	1,998
1,229		Series 1996-2, Class 1Z, 6.750%, 06/15/26	1,344
2,819		Series 1997-1, Class 2Z, 7.500%, 02/15/27	3,186
3,498		Series 1998-1, Class 2E, 7.000%, 09/15/27	3,768

			1,809,217

		Non-Agency CMO — 12.6%
1,697		ABN Amro Mortgage Corp., Series 2003-9, Class A2, 4.500%, 08/25/18	1,603
18,000		American General Mortgage Loan Trust, Series 2006-1, Class A2, VAR, 5.750%, 12/25/35 (e)	17,229
7,000		American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 4.848%, 09/25/35	3,350
		Banc of America Alternative Loan Trust,
569		Series 2003-1, Class APO, PO, 02/25/33	381
983		Series 2003-11, Class PO, PO, 01/25/34	657
772		Series 2004-6, Class 15PO, PO, 07/25/19	533
1,433		Series 2005-5, Class 1CB1, 5.500%, 06/25/35	992
		Banc of America Funding Corp.,
2,912		Series 2003-3, Class 1A33, 5.500%, 10/25/33	2,702
1,588		Series 2004-1, Class PO, PO, 03/25/34	951
3,000		Series 2005-6, Class 2A7, 5.500%, 10/25/35	2,173
3,065		Series 2005-7, Class 30PO, PO, 11/25/35	1,737
1,382		Series 2005-8, Class 30PO, PO, 01/25/36	804
5,005		Series 2005-E, Class 4A1, VAR, 4.484%, 03/20/35	3,536
3,522		Series 2006-1, Class XPO, PO, 01/25/36	2,129
		Banc of America Mortgage Securities, Inc.,
1,949		Series 2003-5, Class 3A1, 7.500%, 02/25/31	1,826
595		Series 2003-7, Class A2, 4.750%, 09/25/18	572
11,733		Series 2003-8, Class 3A3, 5.500%, 11/25/33	10,684
1,081		Series 2003-8, Class APO, PO, 11/25/33	783
13,382		Series 2004-3, Class 15IO, IO, VAR, 0.210%, 04/25/19	38
593		Series 2004-4, Class APO, PO, 05/25/34	421
3,313		Series 2004-5, Class 2A2, 5.500%, 06/25/34	2,550
1,894		Series 2004-6, Class 2A7, 5.500%, 07/25/34	1,736
2,468		Series 2004-6, Class APO, PO, 07/25/34	1,675
426		Series 2004-8, Class 5PO, PO, 05/25/32	326
1,242		Series 2004-8, Class XPO, PO, 10/25/34	940
623		Series 2004-9, Class 3PO, PO, 09/25/32	472
8,581		Series 2004-E, Class 2A5, VAR, 4.107%, 06/25/34	6,668
5,268		Series 2004-J, Class 3A1, VAR, 5.066%, 11/25/34	3,767
		Bear Stearns Adjustable Rate Mortgage Trust,
1,221		Series 2003-7, Class 3A, VAR, 4.955%, 10/25/33 (i)	861
17,130		Series 2006-1, Class A1, VAR, 4.625%, 02/25/36	10,650
2,499		Cendant Mortgage Corp., Series 2003-8, Class 1P, PO, 10/25/33	1,520
2,041		Chase Mortgage Finance Corp., Series 2003-S6, Class A1, 5.000%, 06/25/18	1,962
		Citicorp Mortgage Securities, Inc.,
438		Series 1993-14, Class A3, VAR, 2.595%, 11/25/23	438
6,685		Series 2004-1, Class 3A1, 4.750%, 01/25/34	6,425
6,886		Series 2004-2, Class A1, 5.000%, 03/25/34	6,442
1,457		Series 2004-5, Class 2A5, 4.500%, 08/25/34	1,290
6,766		Series 2004-8, Class 1A1, 5.500%, 10/25/34	6,272
5,000		Series 2006-4, Class 1A2, 6.000%, 08/25/36	3,555
		Citigroup Mortgage Loan Trust, Inc.,
607		Series 2003-1, Class 2A6, PO, 10/25/33	220
1,137		Series 2003-1, Class PO2, PO, 10/25/33	670
982		Series 2003-1, Class PO3, PO, 09/25/33	574
203		Series 2003-1, Class WPO1, PO, 06/25/16	173
923		Series 2003-UP3, Class A3, 7.000%, 09/25/33	910
4,064		Series 2003-UST1, Class A1, 5.500%, 12/25/18	3,890
1,267		Series 2003-UST1, Class PO1, PO, 12/25/18	937
619		Series 2003-UST1, Class PO3, PO, 12/25/18	467
701		Series 2005-1, Class 2A1A, VAR, 5.708%, 04/25/35	379
2,552		Series 2005-5, Class 1A2, VAR, 5.408%, 08/25/35	1,446
		Countrywide Alternative Loan Trust,
1,871		Series 2002-8, Class A4, 6.500%, 07/25/32	1,860
525		Series 2002-17, Class A7, 2.500%, 01/25/33	462
986		Series 2003-6T2, Class A6, 5.500%, 06/25/33	806
6,566		Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	4,338
2,630		Series 2004-14T2, Class A5, 5.500%, 08/25/34	1,778
9,000		Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	7,435
2,459		Series 2005-5R, Class A1, 5.250%, 12/25/18	2,118
34,262		Series 2005-22T1, Class A2, IF, IO, 3.675%, 06/25/35	1,402
1,453		Series 2005-26CB, Class A10, IF, 10.522%, 07/25/35	1,225
8,000		Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	6,071
511		Series 2005-28CB, Class 1A5, 5.500%, 08/25/35	443
533		Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	386
8,000		Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	4,893
1,088		Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	959
3,006		Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,680
24,227		Series 2005-J1, Class 1A4, IF, IO, 3.705%, 02/25/35	926
7,000		Series 2007-21CB, Class 1A5, 6.000%, 09/25/37	4,930
1,500		Series 2007-21CB, Class 2A6, 6.000%, 09/25/37	802
		Countrywide Home Loan Mortgage Pass-Through Trust,
6,562		Series 2002-22, Class A20, 6.250%, 10/25/32	5,795
6,644		Series 2003-26, Class 1A6, 3.500%, 08/25/33	5,464
3,510		Series 2003-29, Class A1, 5.500%, 08/25/33	2,957
873		Series 2003-34, Class A11, 5.250%, 09/25/33	667
1,120		Series 2003-44, Class A9, PO, 10/25/33	568
839		Series 2003-J2, Class A17, IF, IO, 6.005%, 04/25/33	24
4,555		Series 2003-J7, Class 4A3, IF, 7.978%, 08/25/18	3,405
613		Series 2004-7, Class 2A1, VAR, 4.032%, 06/25/34	399
1,053		Series 2004-HYB1, Class 2A, VAR, 4.330%, 05/20/34	700
3,950		Series 2004-HYB3, Class 2A, VAR, 4.149%, 06/20/34	2,885
2,684		Series 2004-HYB6, Class A3, VAR, 5.083%, 11/20/34	1,434
3,886		Series 2004-J6, Class 2A1, 4.750%, 07/25/14	3,619
1,943		Series 2004-J8, Class 1A2, 4.750%, 11/25/19	1,582
1,525		Series 2005-14, Class A2, 5.500%, 07/25/35	1,215
1,596		Series 2005-16, Class A21, 5.500%, 09/25/35	1,559
1,000		Series 2005-16, Class A23, 5.500%, 09/25/35	807
7,218		Series 2005-22, Class 2A1, VAR, 5.251%, 11/25/35	3,657
		CS First Boston Mortgage Securities Corp.,
2,760		Series 2003-1, Class DB1, 6.564%, 02/25/33	2,332
6,949		Series 2003-23, Class 1P, PO, 10/25/33	4,424
4,401		Series 2003-23, Class 2A5, 5.000%, 10/25/18	4,010
11,215		Series 2003-23, Class 3A10, 5.750%, 09/25/33	10,965
1,662		Series 2003-25, Class 2A1, 4.500%, 10/25/18	1,563
6,000		Series 2004-4, Class 3A5, 5.500%, 08/25/34	5,771
589		Series 2004-5, Class 5P, PO, 08/25/19	440
1,516		Series 2005-9, Class AP, PO, 10/25/35	926
835		Series 2005-10, Class AP, PO, 11/25/35	549
5,511		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-3, Class 1A1, VAR, 5.315%, 06/25/20	4,581
		First Boston Mortgage Securities Corp. 1987 STRIPS,
116		Series C, Class IO, IO, 10.965%, 04/25/17	25
65		Series C, Class PO, PO, 04/25/17	56
		First Horizon Alternative Mortgage Securities,
2,961		Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	1,756
28,469		Series 2007-FA4, Class 1A2, IF, IO, 4.255%, 08/25/37	1,358
		First Horizon Asset Securities, Inc.,
801		Series 2003-7, Class 2A1, 4.500%, 09/25/18	745
2,776		Series 2003-9, Class 1A6, 5.500%, 11/25/33	2,123
3,877		Series 2004-AR2, Class 2A1, VAR, 4.586%, 05/25/34	2,550
5,919		Series 2004-AR7, Class 2A1, VAR, 4.913%, 02/25/35	4,657
8,495		Series 2005-AR1, Class 2A2, VAR, 4.998%, 04/25/35	5,871
		GMAC Mortgage Corp. Loan Trust,
2,900		Series 2003-J7, Class A10, 5.500%, 11/25/33	2,716
3,662		Series 2003-J7, Class A2, 4.500%, 11/25/33	3,469
1,793		Series 2003-J8, Class A, 5.250%, 12/25/33	1,587
1,915		Series 2004-J1, Class A15, 5.250%, 04/25/34	1,865
4,375		Series 2005-AR3, Class 3A3, VAR, 4.850%, 06/19/35	3,565
5,000		Series 2005-AR3, Class 3A4, VAR, 4.850%, 06/19/35	2,204
		GSR Mortgage Loan Trust,
1,395		Series 2003-3F, Class 4A3, 5.750%, 04/25/33	1,219
2,889		Series 2003-6F, Class A2, VAR, 1.795%, 09/25/32	2,602
6,619		Series 2004-9, Class 5A5, VAR, 3.905%, 08/25/34	4,799
4,300		Series 2004-6F, Class 3A4, 6.500%, 05/25/34	3,877
2,969		Series 2004-10F, Class 1A1, 4.500%, 08/25/19	2,837
1,626		Series 2004-10F, Class 2A1, 5.000%, 08/25/19	1,494
847		Series 2004-13F, Class 3A3, 6.000%, 11/25/34	615
353		Series 2004-15F, Class AP, PO, 12/25/34	266
7,984		Series 2005-7F, Class 3A9, 6.000%, 09/25/35	4,582
871		Series 2005-AR6, Class 3A1, VAR, 4.560%, 09/25/35	501
3,000		Series 2006-1F, Class 1A3, 5.500%, 02/25/36	2,139
9,857		Series 2006-1F, Class 2A4, 6.000%, 02/25/36	5,433
3,257		Series 2006-2F, Class 2A15, 5.750%, 02/25/36	3,012
13,000		Series 2007-1F, Class 2A4, 5.500%, 01/25/37	8,880
207		Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, VAR, 1.795%, 11/25/34	92
41,148		Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.694%, 08/25/35	302
		Lehman Mortgage Trust,
5,002		Series 2006-2, Class 1A1, VAR, 6.480%, 04/25/36	2,640
2,500		Series 2007-6, Class 1A8, 6.000%, 07/25/37	1,892
10,000		Series 2008-2, Class 1A6, 6.000%, 03/25/38	8,022
		MASTR Adjustable Rate Mortgages Trust,
5,447		Series 2004-13, Class 2A1, VAR, 4.537%, 04/21/34	4,168
12,000		Series 2004-13, Class 3A6, VAR, 3.788%, 11/21/34	9,279
1,472		Series 2004-15, Class 3A1, VAR, 5.786%, 12/25/34	1,082
		MASTR Alternative Loans Trust,
1,137		Series 2003-9, Class 8A1, 6.000%, 01/25/34	958
2,933		Series 2004-3, Class 2A1, 6.250%, 04/25/34	2,798
1,574		Series 2004-6, Class 30PO, PO, 07/25/34	1,039
884		Series 2004-6, Class 7A1, 6.000%, 07/25/34	682
1,218		Series 2004-7, Class 30PO, PO, 08/25/34	787
4,994		Series 2004-8, Class 6A1, 5.500%, 09/25/19	4,330
1,579		Series 2004-10, Class 1A1, 4.500%, 09/25/19	1,295
6,975		Series 2005-6, Class 3A1, 5.500%, 11/25/20	5,351
		MASTR Asset Securitization Trust,
660		Series 2003-1, Class 2A12, 5.000%, 06/25/30	659
1,526		Series 2003-2, Class 2A1, 4.500%, 03/25/18	1,395
2,000		Series 2003-2, Class 2A10, 4.500%, 03/25/18	1,724
727		Series 2003-4, Class 2A2, 5.000%, 05/25/18	715
2,561		Series 2003-9, Class 15PO, PO, 10/25/18	1,848
1,485		Series 2003-11, Class 3A1, 4.500%, 12/25/18	1,410
1,057		Series 2003-11, Class 6A2, 4.000%, 12/25/33	1,037
1,042		Series 2003-12, Class 30PO, PO, 12/25/33	649
3,699		Series 2003-12, Class 6A1, 5.000%, 12/25/33	3,367
702		Series 2004-1, Class 30PO, PO, 02/25/34	470
923		Series 2004-4, Class 3A1, 4.500%, 04/25/19	837
1,250		Series 2004-6, Class 15PO, PO, 05/25/19	927
7,059		Series 2004-8, Class 1A1, 4.750%, 08/25/19	5,812
691		Series 2004-8, Class PO, PO, 08/25/19	510
3,613		Series 2004-9, Class 5A1, 5.250%, 09/25/19	3,260
2,300		Series 2006-2, Class 1A30, 6.000%, 06/25/36	1,302
9,435		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	5,437
745		Medallion Trust, (Australia), Series 2004-1G, Class A1, VAR, 2.288%, 05/25/35	613
		Merrill Lynch Mortgage Investors, Inc.,
12,854		Series 2005-A2, Class A1, VAR, 4.487%, 02/25/35	7,822
485		Series 2005-A8, Class A1B1, VAR, 5.250%, 08/25/36	455
220		Merrill Lynch Trust, Series 47, Class Z, 8.985%, 10/20/20	233
—	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 3,394.750%, 04/20/21	2
3,221		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 1.715%, 02/25/35	1,519
		Nomura Asset Acceptance Corp.,
1,853		Series 2003-A1, Class A1, 5.500%, 05/25/33	1,559
1,128		Series 2003-A1, Class A2, 6.000%, 05/25/33	984
102		Series 2003-A1, Class A5, 7.000%, 04/25/33	92
218		Series 2003-A1, Class A7, 5.000%, 04/25/18	203
1,483		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	1,375
		Paine Webber CMO Trust,
13		Series H, Class 4, 8.750%, 04/01/18	14
49		Series P, Class 4, 8.500%, 08/01/19	52
2,643		Prime Mortgage Trust, Series 2004-R1, Class A4, PO, 07/27/33	1,959
		Residential Accredit Loans, Inc.,
3,741		Series 2001-QS19, Class A2, 6.000%, 12/25/16	3,635
949		Series 2002-QS16, Class A3, IF, 13.706%, 10/25/17	1,007
2,916		Series 2002-QS8, Class A5, 6.250%, 06/25/17	2,862
2,652		Series 2003-QR19, Class CB4, 5.750%, 10/25/33	1,887
4,257		Series 2003-QS12, Class A2A, IF, IO, 6.205%, 06/25/18	334
1,295		Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	132
8,990		Series 2003-QS14, Class A1, 5.000%, 07/25/18	8,192
3,145		Series 2003-QS18, Class A1, 5.000%, 09/25/18	2,960
1,998		Series 2003-QS3, Class A2, IF, 13.431%, 02/25/18	2,057
1,798		Series 2003-QS3, Class A8, IF, IO, 6.205%, 02/25/18	137
4,894		Series 2003-QS9, Class A3, IF, IO, 6.155%, 05/25/18	379
1,680		Series 2004-QS8, Class A2, 5.000%, 06/25/34	1,483
3,000		Series 2005-QA6, Class A32, VAR, 5.627%, 05/25/35	1,402
2,022		Series 2005-QA7, Class A21, VAR, 4.824%, 07/25/35	1,030
766		Series 2006-QS4, Class A7, IF, 12.150%, 04/25/36	575
1,006		Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	684
		Residential Asset Securitization Trust,
1,834		Series 2003-A13, Class A3, 5.500%, 01/25/34	1,568
409		Series 2003-A14, Class A1, 4.750%, 02/25/19	373
8,097		Series 2003-A8, Class A5, 4.250%, 10/25/18	6,984
1,098		Series 2005-A11, Class PO, PO, 10/25/35	664
4,401		Series 2006-A4, Class 2A5, 6.000%, 05/25/36	2,838
		Residential Funding Mortgage Securities I,
2,240		Series 2003-S12, Class 4A5, 4.500%, 12/25/32	2,063
1,680		Series 2003-S13, Class A3, 5.500%, 06/25/33	1,342
1,575		Series 2003-S14, Class A4, PO, 07/25/18	1,026
4,380		Series 2003-S16, Class A3, 5.000%, 09/25/18	4,210
6,251		Series 2003-S7, Class A17, 4.000%, 05/25/33	5,447
670		Series 2004-S6, Class 2A6, PO, 06/25/34	432
2,165		Series 2005-SA4, Class 1A1, VAR, 4.998%, 09/25/35	1,394
347		Residential Funding Securities LLC, Series 2003-RM2, Class AP-3, PO, 05/25/33	265
		Salomon Brothers Mortgage Securities VII, Inc.,
21		Series 2000-UP1, Class A2, 8.000%, 09/25/30	19
500		Series 2003-UP2, Class PO1, PO, 12/25/18	387
4,200		Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.969%, 06/25/34	2,648
		Structured Asset Securities Corp.,
190		Series 2002-10H, Class 1AP, PO, 05/25/32	142
3,057		Series 2003-8, Class 1A2, 5.000%, 04/25/18	2,972
2,740		Series 2003-21, Class 1A3, 5.500%, 07/25/33	2,560
12,757		Series 2003-29, Class 1A1, 4.750%, 09/25/18	12,072
1,967		Series 2003-30, Class 1A1, 5.500%, 10/25/33	1,901
1,776		Series 2003-31A, Class B1, VAR, 5.035%, 10/25/33 (i)	1,517
10,582		Series 2004-20, Class 1A3, 5.250%, 11/25/34	9,715
		WaMu Mortgage Pass-Through Certificates,
2,216		Series 2003-508, Class A6, 4.500%, 09/25/18	2,169
1,198		Series 2003-509, Class P, PO, 10/25/33	703
8,295		Series 2003-S08, Class A4, 4.500%, 09/25/18	7,163
2,225		Series 2003-S10, Class A2, 5.000%, 10/25/18	2,161
735		Series 2003-S10, Class A6, PO, 10/25/18	427
1,946		Series 2003-S8, Class A5, 4.500%, 09/25/18	1,544
729		Series 2004-AR3, Class A2, VAR, 4.243%, 06/25/34	516
1,252		Series 2004-RS2, Class A4, 5.000%, 11/25/33	842
862		Series 2006-AR10, Class 2P, VAR, 0.000%, 09/25/36	623
2,000		Series 2006-AR8, Class 1A2, VAR, 5.871%, 08/25/46	1,184
		Washington Mutual Alternative Mortgage Pass-Through Certificates,
9,179		Series 2005-1, Class 1A1, 5.500%, 03/25/35	5,915
612		Series 2005-1, Class CP, PO, 03/25/35	375
34,055		Series 2005-2, Class 1A4, IF, IO, 3.655%, 04/25/35	1,085
9,300		Series 2005-2, Class 2A3, IF, IO, 3.605%, 04/25/35	289
7,000		Series 2005-4, Class CB7, 5.500%, 06/25/35	5,114
2,941		Series 2005-6, Class 2A4, 5.500%, 08/25/35	2,146
1,382		Series 2006-1, Class 3A2, 5.750%, 02/25/36	1,179
671		Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002- MS12, Class A, 6.500%, 05/25/32	662
1,434		Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 1A2, 5.750%, 07/25/37	982
		Wells Fargo Mortgage Backed Securities Trust,
1,380		Series 2003-8, Class A9, 4.500%, 08/25/18	1,360
3,360		Series 2003-11, Class 1A4, 4.750%, 10/25/18	3,231
1,279		Series 2003-11, Class 1APO, PO, 10/25/18	937
2,776		Series 2003-13, Class A7, 4.500%, 11/25/18	2,721
668		Series 2003-15, Class APO, PO, 12/25/18	487
1,916		Series 2003-16, Class 2A1, 4.500%, 12/25/18	1,819
1,634		Series 2003-17, Class 2A4, 5.500%, 01/25/34	1,545
1,566		Series 2003-K, Class 1A2, VAR, 4.487%, 11/25/33	1,203
2,696		Series 2004-7, Class 2A1, 4.500%, 07/25/19	2,560
2,249		Series 2004-7, Class 2A2, 5.000%, 07/25/19	2,162
3,615		Series 2004-8, Class APO, PO, 08/25/19	2,676
5,971		Series 2004-BB, Class A4, VAR, 4.557%, 01/25/35	4,362
4,410		Series 2004-EE, Class 3A1, VAR, 4.381%, 12/25/34	3,449
4,282		Series 2004-P, Class 2A1, VAR, 4.241%, 09/25/34	3,143
4,200		Series 2004-S, Class A5, VAR, 3.732%, 09/25/34	4,076
1,595		Series 2005-14, Class 2APO, PO, 12/25/35	885
872		Series 2005-AR10, Class 2A4, VAR, 4.227%, 06/25/35	844
1,617		Series 2006-5, Class 1A1, 5.250%, 04/25/36	1,560
1,550		Series 2007-7, Class A7, 6.000%, 06/25/37	1,112
11,000		Series 2007-9, Class 1A8, 5.500%, 07/25/37	6,705
11,088		Series 2007-11, Class A14, 6.000%, 08/25/37	8,664

			586,764

		Total Collateralized Mortgage Obligations (Cost $2,466,372)	2,395,981

		Commercial Mortgage-Backed Securities — 1.0%
7,500		Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.352%, 09/10/47	5,875
		Bear Stearns Commercial Mortgage Securities,
3,050		Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	2,439
4,640		Series 2006-PW11, Class A4, VAR, 5.623%, 03/11/39	3,419
1,594		Series 2006-PW14, Class A1, 5.044%, 12/11/38	1,388
3,070		Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.915%, 03/15/49	2,778
750		DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B, VAR, 7.300%, 06/10/32	742
3,200		LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, VAR, 6.150%, 04/15/41	2,090
		Merrill Lynch Mortgage Trust,
2,500		Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	1,836
5,100		Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	4,146
3,950		Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, VAR, 5.602%, 02/12/39	2,747
		Morgan Stanley Capital I,
1,609		Series 2006-IQ12, Class A1, 5.257%, 12/15/43	1,425
1,079		Series 2006-T23, Class A1, 5.682%, 08/12/41	964
25		Morgan Stanley Dean Witter Capital I, Series 2002-TOP7, Class A2, 5.980%, 01/15/39	22
10,500		TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.087%, 08/15/39	7,989
7,585		Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.039%, 10/15/41	7,179

		Total Commercial Mortgage-Backed Securities (Cost $56,520)	45,039

		Corporate Bonds — 16.4%
		Aerospace & Defense — 0.1%
1,250		Honeywell International, Inc., 5.300%, 03/01/18	1,201
1,660		Lockheed Martin Corp., 7.750%, 05/01/26	1,750
1,600		Northrop Grumman Corp., 7.125%, 02/15/11	1,655
685		Systems 2001 AT LLC, (Cayman Islands), 7.156%, 12/15/11 (e)	709
5		United Technologies Corp., 6.100%, 05/15/12	5

			5,320

		Air Freight & Logistics — 0.0% (g)
1,350		United Parcel Service, Inc., 5.500%, 01/15/18	1,349

		Airlines — 0.1%
538		American Airlines, Inc., 7.024%, 04/15/11	508
		Continental Airlines, Inc.,
1,400		7.056%, 03/15/11	1,309
425		7.256%, 09/15/21	323
750		7.487%, 04/02/12	675
		UAL Pass-Through Trust,
166		6.071%, 03/01/13	156
220		6.201%, 03/01/10	211

			3,182

		Automobiles — 0.1%
4,426		Daimler Finance North America LLC, 7.200%, 09/01/09	4,122

		Beverages — 0.2%
		Anheuser-Busch Cos, Inc.,
800		5.500%, 01/15/18	700
1,100		5.750%, 04/01/36 (c)	812
1,250		Coca-Cola Enterprises, Inc., 8.500%, 02/01/12	1,347
2,400		Diageo Capital plc, (United Kingdom), 7.375%, 01/15/14	2,501
1,800		Diageo Finance BV, (Netherlands), 5.300%, 10/28/15	1,667
925		PepsiCo, Inc., 7.900%, 11/01/18	1,032
750		SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	666

			8,725

		Capital Markets — 1.9%
800		Bank of New York Mellon Corp. (The), 5.125%, 08/27/13	794
		Bear Stearns Cos., LLC (The),
6,321		3.250%, 03/25/09 (y)	6,266
1,000		5.700%, 11/15/14 (y)	918
2,650		6.400%, 10/02/17 (y)	2,545
1,150		7.250%, 02/01/18 (y)	1,164
		Credit Suisse USA, Inc.,
616		4.700%, 06/01/09	612
1,200		4.875%, 01/15/15	1,041
1,400		5.500%, 08/15/13	1,308
8,639		6.125%, 11/15/11	8,452
2,095		Goldman Sachs Capital I, 6.345%, 02/15/34	1,270
		Goldman Sachs Group, Inc. (The),
1,865		3.875%, 01/15/09 (c)	1,859
2,096		4.750%, 07/15/13	1,761
1,000		5.150%, 01/15/14	854
1,535		5.250%, 10/15/13	1,310
10		5.700%, 09/01/12	9
9,000		5.950%, 01/18/18	7,265
650		6.150%, 04/01/18	530
3,142		6.600%, 01/15/12	2,936
560		6.650%, 05/15/09	557
1,600		6.750%, 10/01/37	1,026
6,329		6.875%, 01/15/11	6,118
286		7.350%, 10/01/09	283
		Lehman Brothers Holdings, Inc.,
151		3.950%, 11/10/09 (d)	15
2,090		4.800%, 03/13/14 (d)	209
800		5.750%, 05/17/13 (d)	80
2,300		6.000%, 07/19/12 (d)	230
2,167		6.625%, 01/18/12 (d)	217
400		6.750%, 12/28/17 (d)	—	(h)
219		7.875%, 11/01/09 (d)	22
		Merrill Lynch & Co., Inc.,
2,074		4.125%, 01/15/09	2,067
500		4.790%, 08/04/10	479
2,625		5.450%, 07/15/14	2,407
1,000		5.700%, 05/02/17	820
838		6.000%, 02/17/09	835
550		6.050%, 08/15/12	522
4,190		6.150%, 04/25/13	3,962
2,535		6.400%, 08/28/17	2,326
3,415		6.875%, 04/25/18	3,216
		Morgan Stanley,
728		4.250%, 05/15/10	689
2,133		4.750%, 04/01/14	1,547
1,000		5.300%, 03/01/13	855
1,300		5.750%, 08/31/12	1,138
3,612		6.600%, 04/01/12	3,263
1,000		6.625%, 04/01/18	829
7,421		6.750%, 04/15/11	6,995
504		8.000%, 06/15/10	500
1,904		State Street Corp., 7.650%, 06/15/10	1,956
		UBS AG, (Switzerland),
1,900		5.750%, 04/25/18	1,612
825		5.875%, 12/20/17	716

			86,385

		Chemicals — 0.4%
600		Air Products & Chemicals, Inc., 4.150%, 02/01/13	562
1,680		Dow Capital BV, (Netherlands), 8.500%, 06/08/10	1,799
		Dow Chemical Co. (The),
450		6.000%, 10/01/12	437
580		6.125%, 02/01/11	582
1,345		7.375%, 11/01/29	1,202
		EI Du Pont de Nemours & Co.,
500		4.875%, 04/30/14	481
3,100		6.000%, 07/15/18	3,042
3,050		Monsanto Co., 7.375%, 08/15/12	3,207
1,150		Potash Corp. of Saskatchewan, (Canada), 4.875%, 03/01/13	1,083
1,900		PPG Industries, Inc., 5.750%, 03/15/13	1,834
		Praxair, Inc.,
1,500		4.625%, 03/30/15	1,418
1,295		5.250%, 11/15/14	1,267

			16,914

		Commercial Banks — 1.5%
		Barclays Bank plc, (United Kingdom),
1,900		5.450%, 09/12/12	1,893
3,200		6.050%, 12/04/17 (e)	2,730
1,500		Cadets Trust, 4.800%, 07/15/13 (e)	1,306
350		Fifth Third Bancorp, 5.450%, 01/15/17	279
308		HSBC Holdings plc, (United Kingdom), 7.350%, 11/27/32	279
1,750		Huntington National Bank (The), 8.000%, 04/01/10	1,587
3,150		KEY Bank N.A., 5.500%, 09/17/12	2,801
		Keycorp,
2,296		4.700%, 05/21/09 (c)	2,266
1,400		6.500%, 05/14/13	1,279
3,500		Manufacturers & Traders Trust Co., 6.625%, 12/04/17	3,206
2,250		Marshall & Ilsley Corp., 5.350%, 04/01/11	1,677
1,500		National City Bank, VAR, 4.529%, 01/21/10	1,407
1,800		PNC Funding Corp., 5.250%, 11/15/15	1,655
3,105		Popular North America, Inc., 4.700%, 06/30/09	3,006
1,200		Regions Financial Corp., 7.375%, 12/10/37	818
2,232		Royal Bank of Canada, (Canada), 3.875%, 05/04/09 (c)	2,245
		SunTrust Banks, Inc.,
3,515		5.250%, 11/05/12	3,347
1,000		6.000%, 09/11/17	883
1,120		6.375%, 04/01/11	1,116
505		7.250%, 03/15/18 (c)	498
		U.S. Bank N.A.,
690		6.375%, 08/01/11	692
3,080		7.125%, 12/01/09	3,091
1,400		US Bancorp, 7.500%, 06/01/26	1,341
		Wachovia Bank N.A.,
2,700		6.600%, 01/15/38	2,315
1,064		7.800%, 08/18/10	1,050
		Wachovia Corp.,
2,037		3.625%, 02/17/09	2,022
1,400		4.875%, 02/15/14	1,156
1,500		5.500%, 05/01/13	1,422
7,600		5.750%, 02/01/18	6,849
		Wells Fargo & Co.,
2,932		3.125%, 04/01/09	2,930
2,340		4.200%, 01/15/10	2,328
430		5.000%, 11/15/14	419
5,000		5.625%, 12/11/17	4,743
		Wells Fargo Bank N.A.,
570		4.750%, 02/09/15	516
3,500		5.750%, 05/16/16	3,322
2,856		7.550%, 06/21/10	2,969

			71,443

		Communications Equipment — 0.0% (g)
1,100		Cisco Systems, Inc., 5.500%, 02/22/16	1,076

		Computers & Peripherals — 0.3%
		Hewlett-Packard Co.,
1,000		4.500%, 03/01/13	968
1,500		5.400%, 03/01/17	1,392
		International Business Machines Corp.,
1,568		5.390%, 01/22/09	1,569
3,500		5.700%, 09/14/17	3,346
660		6.220%, 08/01/27	596
4,000		7.625%, 10/15/18	4,299

			12,170

		Consumer Finance — 0.8%
4,100		American Express Credit Corp., 7.300%, 08/20/13	3,889
1,120		American General Finance Corp., 5.375%, 10/01/12	462
238		Capital One Bank USA N.A., 5.750%, 09/15/10	222
		Capital One Financial Corp.,
900		5.700%, 09/15/11	761
2,365		6.250%, 11/15/13	1,993
900		6.750%, 09/15/17 (c)	809
		HSBC Finance Corp.,
1,400		4.750%, 05/15/09	1,373
2,000		5.000%, 06/30/15	1,714
1,100		5.250%, 01/15/14	1,002
10,092		5.875%, 02/01/09	10,041
280		6.375%, 11/27/12	266
468		6.750%, 05/15/11	455
3,665		7.000%, 05/15/12	3,524
		International Lease Finance Corp.,
689		5.875%, 05/01/13	460
480		6.375%, 03/15/09	451
4,300		6.375%, 03/25/13	2,927
450		John Deere Capital Corp., 4.500%, 04/03/13	421
		SLM Corp.,
3,200		4.000%, 01/15/10	2,856
1,400		5.375%, 01/15/13 (c)	1,013
952		Washington Mutual Finance Corp., 6.875%, 05/15/11 (d)	896

			35,535

		Diversified Financial Services — 3.2%
2,000		Allstate Life Global Funding Trusts, 5.375%, 04/30/13	1,889
		Associates Corp. of North America,
1,400		7.950%, 02/15/10	1,395
2,484		8.150%, 08/01/09	2,468
1,470		8.550%, 07/15/09	1,465
		Bank of America Corp.,
4,500		4.900%, 05/01/13	4,302
1,000		5.625%, 10/14/16	918
5,915		5.650%, 05/01/18	5,483
1,484		7.400%, 01/15/11	1,498
7,373		7.800%, 02/15/10	7,473
1,300		BHP Billiton Finance USA Ltd., (Australia), 5.400%, 03/29/17	1,117
		Caterpillar Financial Services Corp.,
1,450		4.850%, 12/07/12	1,379
1,500		4.900%, 08/15/13	1,413
750		5.450%, 04/15/18	661
600		5.500%, 03/15/16	554
4,000		6.200%, 09/30/13	4,000
3,000		7.050%, 10/01/18	2,986
		CIT Group, Inc.,
2,100		5.000%, 02/13/14	1,252
3,000		7.625%, 11/30/12	2,085
		Citigroup, Inc.,
1,000		4.700%, 05/29/15	825
1,000		5.500%, 02/15/17	809
3,292		5.625%, 08/27/12	2,933
4,000		6.000%, 08/15/17	3,632
1,750		6.125%, 11/21/17	1,600
4,500		6.125%, 05/15/18	4,113
420		6.200%, 03/15/09	416
6,000		CME Group, Inc., 5.400%, 08/01/13	5,873
1,040		Conoco Funding Co., (Canada), 7.250%, 10/15/31	1,009
1,000		ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	966
		General Electric Capital Corp.,
2,000		4.375%, 11/21/11	1,920
1,176		4.625%, 09/15/09	1,180
13,500		5.250%, 10/19/12	13,109
4,400		5.625%, 09/15/17	4,073
15,000		5.625%, 05/01/18	13,831
11,757		5.875%, 02/15/12	11,713
1,900		5.875%, 01/14/38	1,555
18,512		6.000%, 06/15/12	18,409
4,649		6.125%, 02/22/11	4,688
4,416		6.750%, 03/15/32	4,008
4,000		Genworth Global Funding Trusts, 5.200%, 10/08/10	3,003
		National Rural Utilities Cooperative Finance Corp.,
3,000		4.750%, 03/01/14	2,701
455		10.375%, 11/01/18	484
2,100		Pricoa Global Funding I, 3.900%, 12/15/08 (e)	2,098
		Textron Financial Corp.,
1,630		5.125%, 02/03/11	1,393
1,900		5.400%, 04/28/13	1,551

			150,230

		Diversified Telecommunication Services — 1.4%
		AT&T, Inc.,
5,400		4.950%, 01/15/13	5,092
760		5.100%, 09/15/14	681
800		5.500%, 02/01/18	690
1,300		5.600%, 05/15/18	1,126
2,295		5.625%, 06/15/16	2,031
5,000		6.300%, 01/15/38	4,044
1,288		Bellsouth Capital Funding Corp., 7.750%, 02/15/10	1,310
790		BellSouth Corp., 5.200%, 09/15/14	709
1,685		Bellsouth Telecommunications, Inc., 6.300%, 12/15/15	1,677
		British Telecommunications plc, (United Kingdom),
5,000		5.150%, 01/15/13	4,687
4,966		8.125%, 12/15/10	4,958
		Deutsche Telekom International Finance BV, (Netherlands),
785		5.250%, 07/22/13	696
200		8.750%, 06/15/30	189
		France Telecom S.A., (France),
4,820		7.750%, 03/01/11	4,903
1,000		8.500%, 03/01/31	999
1,120		GTE Corp., 7.510%, 04/01/09	1,124
3,164		Nynex Capital Funding Co., SUB, 8.230%, 10/15/09	3,158
		Sprint Capital Corp.,
1,665		6.900%, 05/01/19	949
1,485		7.625%, 01/30/11	1,069
560		8.375%, 03/15/12	381
1,534		8.750%, 03/15/32	798
		Telecom Italia Capital S.A., (Luxembourg),
2,100		4.950%, 09/30/14	1,533
1,600		5.250%, 11/15/13	1,216
1,875		6.999%, 06/04/18	1,406
3,300		Telefonica Emisiones S.A.U., (Spain), 5.855%, 02/04/13	3,036
1,512		TELUS Corp., (Canada), 8.000%, 06/01/11	1,529
		Verizon Communications, Inc.,
1,975		5.500%, 02/15/18	1,645
250		5.550%, 02/15/16	216
3,650		Verizon Florida LLC, 6.125%, 01/15/13 (c)	3,324
		Verizon Global Funding Corp.,
4,621		7.250%, 12/01/10	4,688
1,540		7.375%, 09/01/12	1,538
823		Verizon Maryland, Inc., 6.125%, 03/01/12	763
600		Verizon New England, Inc., 4.750%, 10/01/13	509
880		Verizon New York, Inc., 7.375%, 04/01/32	672
1,232		Verizon Pennsylvania, Inc., 8.350%, 12/15/30	1,107
1,193		Verizon Virginia, Inc., 4.625%, 03/15/13	1,043

			65,496

		Electric Utilities — 1.3%
		Alabama Power Co.,
392		4.700%, 12/01/10	392
700		6.125%, 05/15/38	620
392		Appalachian Power Co., 6.600%, 05/01/09	387
1,110		Arizona Public Service Co., 4.650%, 05/15/15	813
1,260		Carolina Power & Light Co., 5.125%, 09/15/13	1,238
1,300		CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	1,146
1,400		Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	1,375
1,300		Columbus Southern Power Co., 6.050%, 05/01/18	1,165
750		Connecticut Light & Power Co., 5.650%, 05/01/18	700
		Duke Energy Carolinas LLC,
1,400		5.100%, 04/15/18 (c)	1,309
1,000		5.625%, 11/30/12	1,006
1,016		6.250%, 01/15/12	1,029
3,100		Duke Energy Indiana, Inc., 6.350%, 08/15/38	2,940
2,814		Exelon Generation Co. LLC, 6.950%, 06/15/11	2,661
1,470		FirstEnergy Corp., 7.375%, 11/15/31	1,209
		Florida Power & Light Co.,
500		5.950%, 10/01/33	490
1,000		5.950%, 02/01/38	979
		Florida Power Corp.,
500		4.800%, 03/01/13	486
950		5.650%, 06/15/18	925
700		6.400%, 06/15/38	673
750		FPL Group Capital, Inc., 5.350%, 06/15/13	731
1,000		Georgia Power Co., 6.000%, 11/01/13	1,008
220		Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	208
550		Midamerican Energy Co., 5.300%, 03/15/18	492
800		Nevada Power Co., 6.500%, 08/01/18	729
2,560		Nisource Finance Corp., 6.150%, 03/01/13	2,151
1,500		Ohio Power Co., 5.750%, 09/01/13	1,431
670		Oncor Electric Delivery Co., 5.950%, 09/01/13 (e)	613
		Pacific Gas & Electric Co.,
1,650		5.625%, 11/30/17	1,538
650		8.250%, 10/15/18	721
800		Peco Energy Co., 5.350%, 03/01/18	715
675		Pepco Holdings, Inc., 6.450%, 08/15/12	639
1,320		Potomac Electric Power Co., 6.500%, 11/15/37	1,179
		PSEG Power LLC,
2,190		5.500%, 12/01/15	1,827
1,322		7.750%, 04/15/11	1,342
1,255		8.625%, 04/15/31	1,127
225		Public Service Co. of Colorado, 5.800%, 08/01/18	221
3,350		Public Service Co. of Oklahoma, 6.625%, 11/15/37	2,706
		Public Service Electric & Gas Co.,
625		5.300%, 05/01/18	577
4,600		6.330%, 11/01/13	4,653
		Southern California Edison Co.,
1,400		5.500%, 08/15/18	1,352
1,400		5.750%, 03/15/14	1,419
645		5.950%, 02/01/38	611
		Spectra Energy Capital LLC,
2,000		5.500%, 03/01/14	1,735
250		5.668%, 08/15/14	216
3,645		6.250%, 02/15/13	3,476
980		8.000%, 10/01/19	903
		Virginia Electric and Power Co.,
2,150		5.100%, 11/30/12	2,029
3,600		5.400%, 04/30/18	3,223
800		5.950%, 09/15/17	749

			61,864

		Electronic Equipment, Instruments & Components — 0.0% (g)
1,000		Arrow Electronics, Inc., 6.875%, 07/01/13	961

		Food & Staples Retailing — 0.2%
		Kroger Co. (The),
2,000		7.500%, 01/15/14	2,029
1,680		8.050%, 02/01/10	1,691
		Wal-Mart Stores, Inc.,
1,260		4.250%, 04/15/13	1,264
1,200		5.250%, 09/01/35	1,007
1,050		6.200%, 04/15/38	1,005
700		7.550%, 02/15/30	750

			7,746

		Food Products — 0.3%
400		Diageo Investment Corp., 9.000%, 08/15/11	427
1,600		General Mills, Inc., 6.000%, 02/15/12	1,615
		Kellogg Co.,
1,300		4.250%, 03/06/13	1,242
2,100		5.125%, 12/03/12	2,065
		Kraft Foods, Inc.,
3,050		6.125%, 02/01/18	2,811
2,545		6.500%, 08/11/17	2,422
1,600		6.875%, 02/01/38	1,403
2,700		6.875%, 01/26/39	2,369

			14,354

		Gas Utilities — 0.2%
220		Atmos Energy Corp., 5.125%, 01/15/13	199
430		CenterPoint Energy Resources Corp., 6.125%, 11/01/17	344
1,008		KeySpan Gas East Corp., 7.875%, 02/01/10	1,028
1,600		Schlumberger Technology Corp., 6.500%, 04/15/12 (e)	1,797
		TransCanada Pipelines Ltd., (Canada),
1,150		4.000%, 06/15/13	1,005
1,500		6.200%, 10/15/37	1,149
2,100		7.250%, 08/15/38	1,808

			7,330

		Health Care Equipment & Supplies — 0.0% (g)
400		Baxter International, Inc., 4.625%, 03/15/15	381

		Hotels, Restaurants & Leisure — 0.0% (g)
1,725		McDonald’s Corp., 4.300%, 03/01/13	1,735

		Household Durables — 0.0% (g)
1,485		Centex Corp., 5.700%, 05/15/14	891

		Household Products — 0.0% (g)
450		Kimberly-Clark Corp., 7.500%, 11/01/18	490
824		Procter & Gamble - ESOP, 9.360%, 01/01/21	979

			1,469

		Industrial Conglomerates — 0.0% (g)
1,100		Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	1,039

		Insurance — 1.4%
		American International Group, Inc.,
1,984		4.250%, 05/15/13	1,347
2,500		5.450%, 05/18/17	1,515
1,425		5.600%, 10/18/16	859
3,248		ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	2,380
		Berkshire Hathaway Finance Corp.,
2,800		4.600%, 05/15/13 (e)	2,750
600		5.000%, 08/15/13 (e)	597
5,500		5.400%, 05/15/18 (e)	5,025
930		Chubb Corp. (The), 5.750%, 05/15/18	811
2,520		Jackson National Life Global Funding, 6.125%, 05/30/12 (e)	2,392
		John Hancock Global Funding II,
1,400		3.500%, 01/30/09 (e)	1,392
1,512		7.900%, 07/02/10 (e)	1,558
2,980		Liberty Mutual Group, Inc., 5.750%, 03/15/14 (c) (e)	2,563
2,464		MassMutual Global Funding II, 3.500%, 03/15/10 (e)	2,429
2,500		MetLife Life and Annuity Co. of Connecticut, 5.125%, 08/15/14 (e)	2,140
815		MetLife, Inc., 6.817%, 08/15/18	711
		Metropolitan Life Global Funding I,
1,624		5.200%, 09/18/13 (e)	1,446
1,450		5.750%, 07/25/11 (e)	1,382
3,360		Monumental Global Funding II, 4.375%, 07/30/09 (e)	3,311
		Nationwide Financial Services,
1,130		5.900%, 07/01/12	1,013
1,182		6.250%, 11/15/11	1,094
		New York Life Global Funding,
1,330		3.875%, 01/15/09 (e)	1,329
3,300		4.650%, 05/09/13 (e)	3,142
3,920		5.375%, 09/15/13 (e)	3,822
		Pacific Life Global Funding,
848		3.750%, 01/15/09 (e)	849
2,000		5.150%, 04/15/13 (e)	1,859
6,021		Principal Life Global Funding I, 6.250%, 02/15/12 (e)	5,970
		Principal Life Income Funding Trusts,
1,750		5.150%, 06/17/11	1,656
2,500		5.300%, 12/14/12	2,329
		Protective Life Secured Trusts,
1,199		4.000%, 10/07/09	1,158
3,360		4.000%, 04/01/11	3,169
870		Travelers Cos, Inc. (The), 5.800%, 05/15/18	780

			62,778

		IT Services — 0.1%
2,600		Electronic Data Systems Corp., 6.000%, 08/01/13	2,595

		Machinery — 0.1%
2,300		Eaton Corp., 5.600%, 05/15/18	2,020
775		Ingersoll-Rand Co. (Bermuda), 6.391%, 11/15/27	784
600		Parker Hannifin Corp., 5.500%, 05/15/18	572

			3,376

		Media — 0.5%
5,847		Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13	5,840
4,088		Comcast Cable Holdings LLC, 9.800%, 02/01/12	4,206
		Comcast Corp.,
2,095		5.500%, 03/15/11	2,012
1,100		5.900%, 03/15/16	960
1,022		COX Communications, Inc., 7.750%, 11/01/10	996
2,415		Historic TW, Inc., 9.150%, 02/01/23	2,349
900		News America, Inc., 7.250%, 05/18/18	821
1,337		TCI Communications, Inc., 7.125%, 02/15/28	1,105
900		Thomson Reuters Corp., (Canada), 5.950%, 07/15/13	855
		Time Warner Cable, Inc.,
1,200		5.850%, 05/01/17	1,007
550		8.250%, 02/14/14	543
		Time Warner Entertainment Co. LP,
2,020		8.375%, 03/15/23	1,880
1,288		10.150%, 05/01/12	1,342
255		Time Warner, Inc., 7.700%, 05/01/32	221

			24,137

		Metals & Mining — 0.1%
		Alcoa, Inc.,
1,385		5.550%, 02/01/17	1,011
2,400		6.000%, 07/15/13	2,060
2,800		Rio Tinto Finance USA Ltd., (Australia), 5.875%, 07/15/13	2,176

			5,247

		Multiline Retail — 0.1%
1,800		Nordstrom, Inc., 7.000%, 01/15/38	1,144
		Target Corp.,
1,400		6.000%, 01/15/18	1,196
1,900		7.000%, 01/15/38	1,502

			3,842

		Multi-Utilities — 0.3%
2,750		Aquila, Inc., 11.875%, 07/01/12	2,681
		Dominion Resources, Inc.,
1,113		6.250%, 06/30/12	1,070
1,200		7.000%, 06/15/38	989
1,500		8.875%, 01/15/19	1,529
2,100		DTE Energy Co., 6.650%, 04/15/09	2,086
		Sempra Energy,
2,300		6.150%, 06/15/18	1,957
1,100		8.900%, 11/15/13	1,091
1,550		9.800%, 02/15/19	1,593
1,200		Wisconsin Electric Power Co., 6.000%, 04/01/14	1,233

			14,229

		Oil, Gas & Consumable Fuels — 0.7%
455		Alberta Energy Co. Ltd., (Canada), 7.375%, 11/01/31	384
8,100		BP Capital Markets plc, (United Kingdom), 5.250%, 11/07/13	8,126
2,000		Canadian Natural Resources Ltd., (Canada), 6.750%, 02/01/39	1,585
		ConocoPhillips,
1,200		5.200%, 05/15/18 (c)	1,106
1,200		5.900%, 05/15/38	1,010
2,520		8.750%, 05/25/10	2,655
800		Devon Financing Corp. ULC, 6.875%, 09/30/11	803
1,800		EOG Resources, Inc., 6.875%, 10/01/18	1,860
1,155		Husky Energy, Inc., (Canada), 6.150%, 06/15/19	926
1,230		Kerr-McGee Corp., 6.950%, 07/01/24	1,019
1,400		Marathon Oil Canada Corp., (Canada), 8.375%, 05/01/12	1,390
		Marathon Oil Corp.,
2,400		5.900%, 03/15/18	2,003
2,400		6.000%, 10/01/17	2,072
1,000		PC Financial Partnership, 5.000%, 11/15/14	796
2,000		Petro-Canada, (Canada), 6.800%, 05/15/38	1,422
2,045		Pioneer Natural Resources Co., 5.875%, 07/15/16	1,394
900		Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	692
300		Tosco Corp., 7.800%, 01/01/27	308
		XTO Energy, Inc.,
2,300		4.625%, 06/15/13	2,074
2,100		5.750%, 12/15/13	1,974

			33,599

		Paper & Forest Products — 0.1%
		International Paper Co.,
1,904		4.000%, 04/01/10	1,774
879		4.250%, 01/15/09	876
216		5.850%, 10/30/12	182
700		Weyerhaeuser Co., 6.750%, 03/15/12	600

			3,432

		Pharmaceuticals — 0.2%
350		Abbott Laboratories, 6.150%, 11/30/37	343
2,700		AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	2,759
		GlaxoSmithKline Capital, Inc.,
2,250		4.850%, 05/15/13	2,219
2,100		6.375%, 05/15/38	1,987
865		Schering-Plough Corp., 6.000%, 09/15/17	811
790		Wyeth, 6.450%, 02/01/24	806

			8,925

		Real Estate Investment Trusts (REITs) — 0.1%
1,750		HRPT Properties Trust, 6.650%, 01/15/18	1,125
		Simon Property Group LP,
1,500		5.625%, 08/15/14	1,134
1,770		6.100%, 05/01/16	1,218

			3,477

		Real Estate Management & Development — 0.0% (g)
392		ERP Operating LP, 4.750%, 06/15/09	383

		Road & Rail — 0.2%
		Burlington Northern Santa Fe Corp.,
1,375		6.125%, 03/15/09	1,376
700		6.750%, 07/15/11	704
1,300		7.000%, 02/01/14	1,328
1,425		7.125%, 12/15/10	1,453
300		7.290%, 06/01/36	287
400		Erac USA Finance Co., 6.375%, 10/15/17 (e)	280
		Norfolk Southern Corp.,
299		5.590%, 05/17/25	245
871		5.640%, 05/17/29	703
326		7.250%, 02/15/31	309
34		7.800%, 05/15/27	34
		Union Pacific Corp.,
1,600		5.650%, 05/01/17	1,463
1,250		5.700%, 08/15/18	1,153

			9,335

		Software — 0.1%
		Oracle Corp.,
1,700		5.250%, 01/15/16	1,614
2,800		5.750%, 04/15/18	2,624
850		6.500%, 04/15/38	773

			5,011

		Specialty Retail — 0.1%
3,600		Home Depot, Inc., 5.400%, 03/01/16	2,874

		Thrifts & Mortgage Finance — 0.1%
		Countrywide Home Loans, Inc.,
3,080		4.000%, 03/22/11	2,876
230		4.125%, 09/15/09	222
1,400		Wachovia Mortgage FSB, 4.500%, 06/15/09	1,306

			4,404

		Water Utilities — 0.0% (g)
1,725		American Water Capital Corp., 6.085%, 10/15/17	1,458

		Wireless Telecommunication Services — 0.2%
		New Cingular Wireless Services, Inc.,
5,547		7.875%, 03/01/11	5,617
1,215		8.750%, 03/01/31	1,174
2,000		Sprint Nextel Corp., 6.000%, 12/01/16	1,110
4,350		Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	3,643

			11,544

		Total Corporate Bonds (Cost $835,403)	760,363

		Foreign Government Securities — 0.4%
		Province of Quebec, (Canada),
6,441		5.750%, 02/15/09 (c)	6,481
560		SUB, 7.365%, 03/06/26	747
		United Mexican States, (Mexico),
2,035		5.875%, 01/15/14	1,951
2,105		6.375%, 01/16/13	2,089
4,881		7.500%, 04/08/33	4,607
2,925		8.300%, 08/15/31	2,995

		Total Foreign Government Securities (Cost $19,148)	18,870

		Mortgage Pass-Through Securities — 14.0%
		Federal Home Loan Mortgage Corp.,
3,319		ARM, 4.155%, 04/01/34	3,310
1,828		ARM, 4.293%, 12/01/33	1,798
1,730		ARM, 5.036%, 08/01/35	1,731
469		ARM, 5.158%, 09/01/32	467
2,651		ARM, 5.165%, 02/01/36	2,675
177		ARM, 5.349%, 07/01/19	178
3,202		ARM, 5.437%, 07/01/37	3,230
120		ARM, 5.473%, 04/01/30	120
1,158		ARM, 5.477%, 01/01/37	1,169
2,469		ARM, 5.673%, 11/01/36	2,503
6,008		ARM, 5.892%, 10/01/36	6,144
848		ARM, 5.920%, 02/01/37	864
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
10,052		4.000%, 04/01/14 - 05/01/19	10,035
5,639		4.500%, 08/01/18 - 10/01/18	5,662
36,885		5.000%, 10/01/17 - 12/01/18	37,531
26,334		5.500%, 06/01/17 - 06/01/20	26,895
39,379		6.000%, 04/01/18 - 03/01/22	40,163
12,625		6.500%, 07/01/16 - 03/01/22	12,949
118		7.000%, 04/01/17	124
325		7.500%, 09/01/10 - 11/01/15	335
88		8.500%, 11/01/15	102
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
716		6.000%, 12/01/22	735
1,976		6.500%, 11/01/22	2,053
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
6,866		4.000%, 10/01/33	6,604
37,278		5.000%, 01/01/34 - 03/01/35	37,554
8,515		5.500%, 10/01/33 - 07/01/35	8,659
3,229		6.000%, 10/01/29 - 01/01/34	3,315
7,764		6.500%, 08/01/29 - 11/01/36	8,030
470		7.000%, 07/01/32 - 08/01/32	489
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
2,024		6.500%, 06/01/37	2,074
78		7.000%, 07/01/29	80
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
—	(h)	7.500%, 07/01/16	—	(h)
36		12.000%, 08/01/15 - 07/01/19	40
		Federal National Mortgage Association,
1,182		ARM, 4.066%, 04/01/34	1,178
1,694		ARM, 4.104%, 09/01/33	1,687
302		ARM, 4.143%, 09/01/27	299
2,880		ARM, 4.204%, 09/01/33	2,897
1,337		ARM, 4.214%, 08/01/35	1,325
568		ARM, 4.274%, 05/01/35	567
399		ARM, 4.280%, 07/01/34	393
289		ARM, 4.401%, 03/01/29	287
480		ARM, 4.432%, 01/01/36	479
22		ARM, 4.447%, 01/01/19	22
860		ARM, 4.464%, 01/01/34	856
1,439		ARM, 4.466%, 11/01/34	1,431
6,226		ARM, 4.646%, 04/01/35	6,205
2,207		ARM, 4.654%, 08/01/33	2,208
2,159		ARM, 4.724%, 11/01/34	2,156
1,857		ARM, 4.751%, 09/01/35	1,861
13,459		ARM, 4.827%, 01/01/35	13,380
62		ARM, 4.858%, 03/01/19	62
2,499		ARM, 4.904%, 01/01/34	2,504
1,061		ARM, 4.920%, 02/01/35	1,092
1,584		ARM, 4.921%, 08/01/34	1,587
1,374		ARM, 4.979%, 08/01/34	1,376
2,353		ARM, 4.992%, 01/01/35	2,382
2,969		ARM, 5.007%, 03/01/35	2,983
3,029		ARM, 5.016%, 05/01/35	3,040
1,989		ARM, 5.066%, 10/01/34	2,014
3,053		ARM, 5.116%, 11/01/33	3,112
3,442		ARM, 5.146%, 10/01/34	3,448
1,567		ARM, 5.223%, 02/01/36	1,601
2,540		ARM, 5.274%, 09/01/36	2,609
3,923		ARM, 5.425%, 06/01/36	3,947
3,383		ARM, 5.679%, 01/01/37	3,432
		Federal National Mortgage Association, 15 Year, Single Family,
886		3.500%, 04/01/19	850
18,551		4.000%, 07/01/18 - 12/01/20	18,433
67,048		4.500%, 05/01/18 - 12/01/19	67,540
52,191		5.000%, 12/01/16 - 09/01/19	53,212
75,347		5.500%, 02/01/18 - 07/01/20	77,105
20,938		6.000%, 06/01/16 - 07/01/21	21,468
4,888		6.500%, 03/01/17 - 04/01/22	5,031
1,180		7.000%, 03/01/17 - 09/01/17	1,240
113		7.500%, 03/01/17	118
257		8.000%, 11/01/12 - 11/01/15	268
		Federal National Mortgage Association, 20 Year, Single Family,
1,664		6.000%, 02/01/14 - 04/01/24	1,709
8,908		6.500%, 05/01/22 - 07/01/24	9,324
		Federal National Mortgage Association, 30 Year FHA/VA,
322		6.000%, 09/01/33	330
543		6.500%, 03/01/29	558
103		7.000%, 02/01/33	108
159		8.000%, 06/01/28	169
164		9.000%, 05/01/18 - 12/01/25	179
		Federal National Mortgage Association, 30 Year, Single Family,
2,475		4.000%, 12/01/33	2,389
4,855		4.500%, 11/01/33 - 02/01/35	4,792
29,731		5.000%, 06/01/33 - 09/01/35	29,984
18,229		5.500%, 02/01/33 - 03/01/34	18,571
4,655		6.000%, 12/01/28 - 09/01/33	4,775
4,308		6.500%, 08/01/31 - 01/01/36	4,468
1,225		7.000%, 04/01/17 - 03/01/36	1,281
1,149		7.500%, 07/01/30 - 01/01/37	1,199
1,926		8.000%, 03/01/27 - 11/01/28	2,037
8		9.000%, 04/01/26	8
67		9.500%, 07/01/28	74
40		12.500%, 01/01/16	45
		Federal National Mortgage Association, Other,
2,638		4.000%, 03/01/14	2,663
1,892		4.500%, 11/01/14	1,924
2,379		5.000%, 12/01/32 - 08/01/34	2,393
1,755		5.500%, 06/01/12 - 09/01/17	1,785
1,042		6.500%, 04/01/36	1,073
1,125		7.000%, 12/01/36	1,153
358		10.890%, 04/15/19	423
		Government National Mortgage Association II, 30 Year, Single Family,
205		7.500%, 02/20/28 - 09/20/28	216
279		8.000%, 12/20/25 - 09/20/28	298
93		8.500%, 05/20/25	99
		Government National Mortgage Association, 15 Year, Single Family,
465		6.500%, 06/15/17 - 12/15/17	483
741		8.000%, 01/15/16	790
		Government National Mortgage Association, 30 Year, Single Family,
3,823		5.500%, 06/15/33 - 09/15/34	3,901
1,452		6.500%, 03/15/28 - 04/15/33	1,495
2,263		7.000%, 02/15/33 - 04/15/37	2,338
169		7.500%, 11/15/22 - 11/15/31	179
65		8.000%, 09/15/22 - 08/15/28	70
6		9.000%, 12/15/16	7

		Total Mortgage Pass-Through Securities (Cost $639,931)	648,593

		Municipal Bond — 0.0% (g)
		Illinois — 0.0% (g)
2,350		State of Illinois, Taxable Pension, 5.100%, 06/01/33 (Cost $2,350)	1,994

		Supranational — 0.0% (g)
560		Corp. Andina de Fomento, 5.200%, 05/21/13 (Cost $559)	491

		U.S. Government Agency Securities — 0.7%
15,870		Federal Home Loan Bank System, 4.720%, 09/20/12	16,104
1,260		Federal Home Loan Mortgage Corp., 5.750%, 01/15/12 (c)	1,358
		Federal National Mortgage Association,
2,240		5.500%, 03/15/11	2,389
1,778		6.125%, 03/15/12	1,957
4,822		6.250%, 02/01/11	5,041
3,855		7.250%, 01/15/10	4,080

		Total U.S. Government Agency Securities (Cost $30,066)	30,929

		U.S. Treasury Obligations — 14.6%
		U.S. Treasury Bonds,
4,685		6.125%, 11/15/27 (c)	6,187
1,000		6.250%, 08/15/23	1,278
2,120		7.125%, 02/15/23 (c)	2,892
24,490		7.250%, 08/15/22 (m)	33,511
1,142		7.500%, 11/15/16 (c)	1,490
8,717		7.875%, 02/15/21 (m)	12,225
13,070		8.750%, 05/15/17 (c)	18,478
4,789		8.750%, 08/15/20	7,075
12,000		8.875%, 08/15/17 (c)	17,136
336		8.875%, 02/15/19 (c)	490
4,094		9.875%, 11/15/15 (m)	5,907
1,000		10.625%, 08/15/15	1,466
3,650		11.250%, 02/15/15 (m)	5,422
13,721		11.750%, 11/15/14 (m)	15,152
3,095		12.500%, 08/15/14 (m)	3,335
		U.S. Treasury Bonds Coupon STRIPS,
22,233		02/15/11 (c)	21,745
8,820		08/15/11 (c)	8,549
2,157		05/15/12 (c)	2,043
21,507		11/15/12 (c)	20,038
36,586		02/15/13 (c)	33,744
27,671		08/15/13 (c)	25,247
6,750		11/15/13 (c)	6,103
25,553		02/15/14 (m)	22,769
13,929		05/15/14 (m)	12,305
21,764		08/15/14 (m)	18,944
23,774		11/15/14	20,464
25,409		02/15/15 (m)	20,999
5,395		05/15/15 (c)	4,426
20,193		08/15/15 (c)	16,228
32,813		11/15/15 (c)	26,335
68,923		02/15/16	54,335
18,972		05/15/16 (c)	14,852
2,632		08/15/16 (c)	2,028
10,661		11/15/16 (c)	8,065
13,834		02/15/17 (c)	10,396
46,075		05/15/17 (c)	34,443
15,570		08/15/17	11,469
32,455		11/15/17 (c)	23,705
24,699		05/15/18 (c)	17,585
23,372		02/15/19 (c)	15,847
1,500		08/15/19	987
2,275		05/15/20 (c)	1,425
1,008		02/15/22 (c)	587
7,869		02/15/23 (c)	4,401
		U.S. Treasury Bonds Principal STRIPS,
5,317		11/15/09	5,245
9,845		11/15/12 (c)	9,394
8,096		11/15/15 (c)	6,531
2,500		05/15/17	1,875
5,000		08/15/17 (c)	3,708
10,109		U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28 (m)	14,518
		U.S. Treasury Inflation Indexed Notes,
1,000		1.375%, 07/15/18	909
2,800		3.875%, 01/15/09 (c)	3,697
17,355		4.250%, 01/15/10	22,080
		U.S. Treasury Notes,
2,600		4.250%, 08/15/15 (c)	2,916
3,300		4.625%, 10/31/11 (c)	3,627
13,151		6.500%, 02/15/10 (m)	14,046

		Total U.S. Treasury Obligations (Cost $620,287)	680,654

SHARES		SECURITY DESCRIPTION	VALUE($)

		Common Stock — 0.0% (g)
		Independent Power Producers & Energy Traders — 0.0% (g)
1		Dynegy, Inc., Class A (Cost $—) (a)	2

		Total Long-Term Investments (Cost $4,743,800)	4,646,650

PRINCIPAL AMOUNT ($)

		Investments of Cash Collateral for Securities on Loan — 3.8%
		Asset-Backed Security — 0.1%
2,984		GSAA Trust, Series 2006-3, Class A1, VAR, 1.475%, 12/26/08 (d) (i)	2,474

		Corporate Notes — 1.5%
11,500		BBVA Senior Finance S.A., (Spain), VAR, 2.869%, 03/12/10 (d) (e)	11,225
2,500		Beta Finance, Inc., VAR, 1.133%, 02/20/09 (d) (e) (i) (s)	2,476
10,000		General Electric Capital Corp., VAR, 1.150%, 03/12/10 (d)	9,281
10,000		Monumental Global Funding III, VAR, 2.203%, 05/24/10 (d) (e)	9,233
15,000		National Australia Bank Ltd., (Australia), VAR, 3.025%, 04/06/09 (d) (e)	14,999
9,000		Pricoa Global Funding I, VAR, 1.155%, 12/15/09 (d) (e)	8,281
15,000		Svenska Handelsbanken AB, (Sweden), VAR, 4.418%, 02/06/09 (d) (e)	15,023

			70,518

SHARES

		Investment Company — 2.2%
103,726		JPMorgan Prime Money Market Fund, Capital Shares (b)	103,726

		Total Investments of Cash Collateral for Securities on Loan (Cost $179,843)	176,718

		Total Investments — 103.9% (Cost $4,923,643)	4,823,368
		Liabilities in Excess of Other Assets — (3.9)%	(179,428)

		NET ASSETS — 100.0%	$4,643,940

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
GMAC	—	General Motors Acceptance Corp.
HB	—

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF	—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2008. The rate may be subject to a cap and floor.

IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	—

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	—	Real Estate Mortgage Investment Conduit
STRIPS	—

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The rate shown is the rate in effect as of November 30, 2008
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2008.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(d)	Defaulted Security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions

(y)	Security was purchased prior to its affiliate with JPMorgan Chase & Co.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$158,238
Aggregate gross unrealized depreciation	(258,513)

Net unrealized appreciation/depreciation	($100,275)

Federal income tax cost of investments	$4,923,643

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund”s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Core Bond Fund
Level 1 - Quoted prices	$ 103,728	$ -
Level 2 - Other significant observable inputs	4,719,640	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 4,823,368	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands)

PRINCIPAL AMOUNT			SECURITY DESCRIPTION	VALUE

			Long-Term Investments — 85.4%
			Asset-Backed Securities — 1.7%
	1,490		AmeriCredit Automobile Receivables Trust, Series 2008-AF, Class A4, 6.960%, 10/14/14	1,196
	942		Ameriquest Mortgage Securities, Inc., Series 2003-13, Class AF6, SUB, 5.094%, 01/25/34	855
	115		BankBoston Home Equity Loan Trust, Series 1998-1, Class A6, 6.350%, 02/25/13	106
			Bear Stearns Asset Backed Securities Trust,
	1,292		Series 2003-SD2, Class 2A, VAR, 5.580%, 06/25/43	878
	1,962		Series 2006-SD1, Class A, VAR, 1.765%, 04/25/36 (i)	1,132
			Capital One Auto Finance Trust,
	250		Series 2007-C, Class A2B, VAR, 1.843%, 05/17/10	248
	1,500		Series 2007-C, Class A3A, 5.130%, 04/16/12	1,343
	553		Capital One Prime Auto Receivables Trust, Series 2006-2, Class A3, 4.980%, 09/15/10	552
	1,372		Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,110
	570		CNH Equipment Trust, Series 2008-B, Class A3A, 4.780%, 07/16/12	541
	798		Community Program Loan Trust, Series 1987-A, Class A4, 4.500%, 10/01/18	799
			Countrywide Asset-Backed Certificates,
	1,539		Series 2004-6, Class M1, VAR, 1.995%, 10/25/34 (i)	1,083
	230		Series 2004-13, Class MV8, VAR, 3.095%, 01/25/35 (i)	24
	727		Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.236%, 01/25/36	685
	135		CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.510%, 08/25/32 (i)	120
	635		Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	549
			Long Beach Mortgage Loan Trust,
	68		Series 2004-2, Class B, VAR, 4.895%, 06/25/34 (e) (i)	4
	76		Series 2004-5, Class M6, VAR, 3.895%, 09/25/34	13
	1,000		MBNA Credit Card Master Note Trust, Series 2003-C1, Class C1, VAR, 3.123%, 06/15/12	876
	1,856		Morgan Stanley ABS Capital I, Series 2003-SD1, Class M1, VAR, 2.895%, 03/25/33 (i)	1,024
	1,000		New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	895
	1,500		Unipac IX LLC, 13.000%, 04/11/13 (f) (i)	1,459
	200		Wachovia Auto Owner Trust, Series 2006-A, Class A3, 5.350%, 02/22/11	199

			Total Asset-Backed Securities (Cost $19,001)	15,691

			Collateralized Mortgage Obligations— 31.9%
			Agency CMO — 22.0%
	1,388		Federal Home Loan Bank System, Series 2000-0606, Class Y, 5.270%, 12/28/12	1,460
			Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
	320		Series 23, Class KZ, 6.500%, 11/25/23	333
	2,145		Series 24, Class J, 6.250%, 11/25/23	2,216
	393		Series 31, Class Z, 8.000%, 04/25/24	439
			Federal Home Loan Mortgage Corp. REMICS,
	59		Series 11, Class D, 9.500%, 07/15/19	62
	28		Series 38, Class D, 9.500%, 05/15/20	31
	15		Series 81, Class A, 8.125%, 11/15/20	16
	37		Series 84, Class F, 9.200%, 10/15/20	40
	21		Series 109, Class I, 9.100%, 01/15/21	22
	7		Series 198, Class Z, 8.500%, 09/15/22	7
	200		Series 201, Class Z, 8.000%, 02/15/23	199
	66		Series 1254, Class N, 8.000%, 04/15/22	66
	259		Series 1316, Class Z, 8.000%, 06/15/22	272
	81		Series 1343, Class LB, 7.500%, 08/15/22	81
	160		Series 1456, Class Z, 7.500%, 01/15/23	161
	1,000		Series 1543, Class VN, 7.000%, 07/15/23	1,054
	45		Series 1556, Class H, 6.500%, 08/15/13	47
	420		Series 1577, Class PV, 6.500%, 09/15/23	434
	146		Series 1595, Class D, 7.000%, 10/15/13	156
	84		Series 1611, Class JC, IF, 10.000%, 08/15/23	82
	2,332		Series 1628, Class LZ, 6.500%, 12/15/23	2,373
	27		Series 1630, Class PJ, 6.000%, 05/15/23	27
	1,000		Series 1630, Class PK, 6.000%, 11/15/23	1,046
	16		Series 1671, Class QC, IF, 10.000%, 02/15/24	17
	7		Series 1796, Class B, 6.500%, 12/15/08	6
	223		Series 2022, Class PE, 6.500%, 01/15/28	231
	1,695		Series 2033, Class K, 6.050%, 08/15/23	1,808
	1,517		Series 2036, Class PG, 6.500%, 01/15/28	1,569
	968		Series 2055, Class OE, 6.500%, 05/15/13	1,002
	210		Series 2089, Class PJ, IO, 7.000%, 10/15/28	36
	5,793		Series 2091, Class PG, 6.000%, 11/15/28	5,978
	105		Series 2123, Class PE, 6.000%, 12/15/27	106
	556		Series 2201, Class C, 8.000%, 11/15/29	588
	151		Series 2261, Class ZY, 7.500%, 10/15/30	155
	2,011		Series 2293, Class ZA, 6.000%, 03/15/31	2,092
	305		Series 2297, Class NB, 6.000%, 03/15/16	318
	327		Series 2310, Class Z, 6.000%, 04/15/31	340
	121		Series 2313, Class LA, 6.500%, 05/15/31	125
	993		Series 2325, Class JO, PO, 06/15/31	903
	2,830		Series 2330, Class PE, 6.500%, 06/15/31	2,933
	996		Series 2344, Class QG, 6.000%, 08/15/16	1,034
	1,075		Series 2345, Class PQ, 6.500%, 08/15/16	1,134
	892		Series 2368, Class TG, 6.000%, 10/15/16	932
	1,754		Series 2394, Class MC, 6.000%, 12/15/16	1,831
	668		Series 2399, Class PG, 6.000%, 01/15/17	700
	300		Series 2410, Class QB, 6.250%, 02/15/32	323
	1,000		Series 2430, Class WF, 6.500%, 03/15/32	1,029
	1,678		Series 2466, Class DH, 6.500%, 06/15/32	1,718
	2,000		Series 2543, Class YX, 6.000%, 12/15/32	2,129
	584		Series 2564, Class BM, 4.500%, 02/15/33	540
	5,295		Series 2587, Class XS, 6.228%, 09/15/17	355
	315		Series 2602, Class BX, 3.500%, 12/15/22	301
	1,515		Series 2613, Class H, 4.500%, 05/15/18	1,468
	2,000		Series 2617, Class GR, 4.500%, 05/15/18	1,965
	1,277		Series 2630, Class KX, 4.050%, 06/15/18	1,235
	6,377		Series 2636, Class Z, 4.500%, 06/15/18	6,292
	7,387		Series 2641, Class SK, IF, IO, 5.728%, 01/15/18	533
	903		Series 2656, Class AC, 6.000%, 08/15/33	934
	1,375		Series 2656, Class PE, 4.500%, 07/15/18	1,354
	2,323		Series 2658, Class A, 4.500%, 08/15/18	2,284
	1,040		Series 2668, Class SB, IF, 5.936%, 10/15/15	996
	2,499		Series 2686, Class GB, 5.000%, 05/15/20	2,528
	536		Series 2686, Class SO, IF, 11.355%, 07/15/26	522
	5,000		Series 2708, Class N, 4.000%, 11/15/18	4,801
	548		Series 2717, Class BA, 6.000%, 11/15/30	551
	1,000		Series 2723, Class JE, 5.500%, 12/15/33	989
	455		Series 2755, Class SA, IF, 11.355%, 05/15/30	415
	1,693		Series 2756, Class NA, 5.000%, 02/15/24	1,691
	942		Series 2761, Class SM, IF, 11.354%, 01/15/33	811
	2,000		Series 2764, Class OE, 4.500%, 03/15/19	1,962
	1,120		Series 2776, Class SK, IF, 6.941%, 04/15/34	921
	302		Series 2811, Class PO, PO, 06/15/34	227
	451		Series 2827, Class SQ, IF, 7.500%, 01/15/19	398
	6,320		Series 2864, Class NS, IF, IO, 5.678%, 09/15/34	567
	4,196		Series 2888, Class IN, IO, 5.000%, 10/15/18	269
	556		Series 2915, Class SY, IF, 12.693%, 01/15/35	495
	2,535		Series 2942, Class ES, IF, IO, 5.228%, 03/15/35	80
	534		Series 2958, Class KB, 5.500%, 04/15/35	534
	6,606		Series 2994, Class SC, IF, IO, 4.178%, 02/15/33	340
	1,205		Series 3005, Class PV, IF, 10.493%, 10/15/33	1,315
	7,355		Series 3006, Class XD, IF, IO, 5.178%, 07/15/35	411
	684		Series 3031, Class BN, IF, 16.229%, 08/15/35	635
	982		Series 3059, Class B, 5.000%, 02/15/35	925
	1,000		Series 3064, Class OG, 5.500%, 06/15/34	1,019
	7,064		Series 3089, Class SI, IF, IO, 5.728%, 11/15/30	363
	1,497		Series 3117, Class EO, PO, 02/15/36	1,337
	2,827		Series 3134, Class PO, PO, 03/15/36	2,497
	818		Series 3138, Class PO, PO, 04/15/36	704
	1,637		Series 3152, Class MO, PO, 03/15/36	1,373
	845		Series 3205, Class PA, 6.000%, 04/15/27	862
	11,666		Series 3305, Class IW, IF, IO, 5.028%, 04/15/37	776
	923		Series 3331, Class PO, PO, 06/15/37	827
	258		Series 3436, Class GO, PO, 05/15/37	200
	1,194		Federal National Mortgage Association Interest STRIPS, Series 266, Class 2, IO, 7.500%, 08/01/24	282
			Federal National Mortgage Association REMICS,
	24		Series 1988-13, Class C, 9.300%, 05/25/18	26
	235		Series 1989-72, Class E, 9.350%, 10/25/19	262
	8		Series 1989-98, Class H, 11.500%, 12/25/19	9
	14		Series 1990-1, Class D, 8.800%, 01/25/20	15
	21		Series 1990-110, Class H, 8.750%, 09/25/20	23
	13		Series 1990-117, Class E, 8.950%, 10/25/20	15
	122		Series 1991-141, Class PZ, 8.000%, 10/25/21	133
	63		Series 1992-31, Class M, 7.750%, 03/25/22	69
	72		Series 1992-79, Class Z, 9.000%, 06/25/22	80
	63		Series 1992-101, Class J, 7.500%, 06/25/22	65
	700		Series 1992-188, Class PZ, 7.500%, 10/25/22	758
	56		Series 1993-23, Class PZ, 7.500%, 03/25/23	61
	466		Series 1993-56, Class PZ, 7.000%, 05/25/23	486
	281		Series 1993-60, Class Z, 7.000%, 05/25/23	300
	551		Series 1993-79, Class PL, 7.000%, 06/25/23	588
	863		Series 1993-141, Class Z, 7.000%, 08/25/23	935
	445		Series 1993-149, Class M, 7.000%, 08/25/23	476
	152		Series 1993-160, Class AJ, 6.500%, 04/25/23	153
	1,904		Series 1993-160, Class ZA, 6.500%, 09/25/23	1,992
	149		Series 1993-165, Class SA, IF, 16.153%, 09/25/23	171
	16		Series 1993-205, Class H, PO, 09/25/23	15
	120		Series 1993-255, Class E, 7.100%, 12/25/23	131
	334		Series 1993-257, Class C, PO, 06/25/23	332
	584		Series 1994-1, Class L, 6.500%, 01/25/14	608
	4,594		Series 1994-23, Class PX, 6.000%, 08/25/23	4,754
	3		Series 1994-32, Class Z, 6.500%, 03/25/09	3
	215		Series 1994-65, Class PK, PO, 04/25/24	197
	380		Series 1995-4, Class Z, 7.500%, 10/25/22	429
	649		Series 1995-19, Class Z, 6.500%, 11/25/23	705
	181		Series 1996-59, Class K, 6.500%, 07/25/23	185
	231		Series 1997-11, Class E, 7.000%, 03/18/27	247
	88		Series 1997-27, Class J, 7.500%, 04/18/27	92
	2,185		Series 1997-37, Class SM, IF, IO, 6.563%, 12/25/22	289
	500		Series 1997-42, Class EG, 8.000%, 07/18/27	574
	1,545		Series 1997-63, Class ZA, 6.500%, 09/18/27	1,620
	2,257		Series 1999-47, Class JZ, 8.000%, 09/18/29	2,498
	622		Series 2000-8, Class Z, 7.500%, 02/20/30	674
	1,201		Series 2001-4, Class PC, 7.000%, 03/25/21	1,292
	645		Series 2001-5, Class OW, 6.000%, 03/25/16	668
	1,467		Series 2001-36, Class ST, IF, IO, 7.105%, 11/25/30	179
	1,000		Series 2002-11, Class QG, 5.500%, 03/25/17	1,029
	305		Series 2002-19, Class SC, 11.686%, 03/17/32	324
	1,000		Series 2002-55, Class QE, 5.500%, 09/25/17	1,025
	243		Series 2002-61, Class PE, 5.500%, 05/25/16	245
	1,290		Series 2002-63, Class KC, 5.000%, 10/25/17	1,302
	501		Series 2002-73, Class AN, 5.000%, 11/25/17	505
	2,500		Series 2003-8, Class QD, 5.000%, 09/25/16	2,525
	3,989		Series 2003-14, Class EH, 6.205%, 03/25/18	357
	1,000		Series 2003-18, Class GT, 5.000%, 03/25/18	1,001
	2,000		Series 2003-47, Class PE, 5.750%, 06/25/33	2,051
	481		Series 2003-60, Class DA, 4.250%, 06/25/21	478
	727		Series 2003-64, Class KS, IF, 5.979%, 07/25/18	642
	2,115		Series 2003-73, Class GA, 3.500%, 05/25/31	2,007
	2,000		Series 2003-83, Class PG, 5.000%, 06/25/23	1,987
	104		Series 2003-91, Class SD, IF, 10.175%, 09/25/33	103
	1,000		Series 2003-92, Class VH, 5.000%, 02/25/19	1,012
	2,000		Series 2003-106, Class WE, IF, 4.500%, 11/25/22	1,960
	1,000		Series 2003-128, Class KE, 4.500%, 01/25/14	1,011
	9,247		Series 2003-128, Class NG, 4.000%, 01/25/19	8,869
	1,000		Series 2004-8, Class GD, 4.500%, 10/25/32	969
	1,000		Series 2004-21, Class AE, 4.000%, 04/25/19	951
	224		Series 2004-22, Class A, 4.000%, 04/25/19	213
	190		Series 2004-29, Class WS, IF, 5.777%, 02/25/19	168
	1,000		Series 2004-53, Class NC, 5.500%, 07/25/24	1,021
	1,000		Series 2004-101, Class PD, 5.000%, 06/25/30	994
	2,080		Series 2005-48, Class OM, 5.000%, 03/25/30	2,082
	2,275		Series 2005-59, Class PC, 5.500%, 03/25/31	2,288
	6,800		Series 2005-68, Class BC, 5.250%, 06/25/35	6,633
	3,709		Series 2005-68, Class JK, 5.250%, 05/25/35	3,722
	2,226		Series 2005-84, Class XM, 5.750%, 10/25/35	2,311
	4,804		Series 2005-110, Class GJ, 5.500%, 11/25/30	4,887
	978		Series 2005-116, Class PB, 6.000%, 04/25/34	1,002
	885		Series 2006-22, Class AO, PO, 04/25/36	750
	3,596		Series 2006-46, Class LI, IO, 6.000%, 02/25/34	337
	1,855		Series 2006-59, Class QO, PO, 01/25/33	1,586
	2,500		Series 2006-77, Class PC, 6.500%, 08/25/36	2,672
	1,862		Series 2006-110, Class PO, PO, 11/25/36	1,436
	8,606		Series 2007-22, Class SC, IF, IO, 4.685%, 03/25/37	454
	1,791		Series 2007-68, Class IA, IO, 6.500%, 06/25/37	215
	1,600		Series 2007-79, Class PC, 5.000%, 01/25/32	1,562
	12,438		Series 2008-62, Class SM, IF, IO, 4.805%, 07/25/38	968
	50		Series G-29, Class O, 8.500%, 09/25/21	54
	262		Series G92-15, Class Z, 7.000%, 01/25/22	268
	32		Series G92-30, Class Z, REMIC, 7.000%, 06/25/22	34
	69		Series G92-62, Class B, PO, 10/25/22	61
	525		Federal National Mortgage Association Whole Loan, Series 2004-W2, Class 2A2, 7.000%, 02/25/44	539
			Government National Mortgage Association,
	265		Series 1997-7, Class ZA, 9.000%, 05/16/27	302
	301		Series 1997-8, Class PN, 7.500%, 05/16/27	316
	72		Series 1999-43, Class TA, IF, 9.350%, 11/16/29	70
	751		Series 1999-44, Class ZG, 8.000%, 12/20/29	802
	453		Series 2000-9, Class Z, 8.000%, 06/20/30	507
	362		Series 2000-26, Class Z, 7.750%, 09/20/30	362
	2,762		Series 2002-4, Class TD, 7.000%, 01/20/32	3,082
	1,931		Series 2002-45, Class QE, 6.500%, 06/20/32	1,996
	109		Series 2002-47, Class HM, 6.000%, 07/16/32	114
	3,023		Series 2003-4, Class TI, IO, 5.500%, 05/16/31	197
	560		Series 2003-116, Class JO, PO, 12/20/33	458
	13,408		Series 2004-59, Class SG, IF, IO, 5.048%, 07/20/34	782
	13,463		Series 2004-68, Class SA, IF, IO, 5.348%, 05/20/31	684
	92		Series 2004-73, Class AE, IF, 11.920%, 08/17/34	100
	9,087		Series 2004-105, Class SN, IF, IO, 4.648%, 12/20/34	431
	915		Series 2005-56, Class IC, IO, 5.500%, 07/20/35	124
	919		Series 2007-17, Class JO, PO, 04/16/37	741
	647		Series 2008-34, Class OC, PO, 06/20/37	456
	1,265		Series 2008-43, Class NA, 5.500%, 11/20/37	1,297
			Vendee Mortgage Trust,
	1,531		Series 1996-2, Class 1Z, 6.750%, 06/15/26	1,674
	4,088		Series 1998-1, Class 2E, 7.000%, 09/15/27	4,404
	376		Series 1999-1, Class 2Z, 6.500%, 01/15/29	407

				197,570

			Non-Agency CMO — 9.9%
	375		ABN Amro Mortgage Corp., Series 2003-7, Class A3, 4.500%, 07/25/18	356
	4,943		American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR,4.848%, 09/25/35	2,366
			Banc of America Funding Corp.,
	1,500		Series 2005-5, Class 3A5, 5.500%, 08/25/35	940
	851		Series 2005-7, Class 30PO, PO, 11/25/35	483
	2,502		Series 2005-E, Class 4A1, VAR, 4.484%, 03/20/35	1,768
			Banc of America Mortgage Securities, Inc.,
	1,062		Series 2003-7, Class A2, 4.750%, 09/25/18	1,021
	1,038		Series 2004 - 2, Class 2A4, 5.500%, 03/25/34	847
	6,082		Series 2004 - 3, Class 2A1, 5.500%, 04/25/34	5,524
	1,000		Series 2004 - 7, Class 2A2, 5.750%, 08/25/34	968
	108		Series 2004 - 11, Class 15PO, PO, 01/25/20	84
	542		Series 2004-8, Class XPO, PO, 10/25/34	410
	385		Series 2005-1, Class 15PO, PO, 02/25/20	278
	504		Series 2005-1, Class 1A17, 5.500%, 02/25/35	318
	474		Series 2005-10, Class 15PO, PO, 11/25/20	352
	718		Series 2005-11, Class 15PO, PO, 12/25/20	535
	1,047		Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-7, Class 3A, VAR, 4.955%, 10/25/33 (i)	738
	16		Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, VAR, 6.657%, 03/25/31	16
	2,198		Cendant Mortgage Corp.,Series 2003-8, Class 1A8, 5.250%, 10/25/33	2,102
	1,857		Citicorp Mortgage Securities, Inc., Series 2004-1, Class 3A1, 4.750%, 01/25/34	1,785
	226		Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class PO3, PO, 12/25/18	170
			Countrywide Alternative Loan Trust,
	765		Series 2003-J3, Class 2A1, 6.250%, 12/25/33 (i)	754
	2,181		Series 2004 - 22CB, Class 1A1, 6.000%, 10/25/34	1,902
	3,532		Series 2004-16CB, Class 2A2, 5.000%, 08/25/19	3,140
	500		Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	413
	1,101		Series 2005-5R, Class A1, 5.250%, 12/25/18	948
	800		Series 2005-23CB, Class A2, 5.500%, 07/25/35	368
	5,000		Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	3,058
	2,000		Series 2005-86CB, Class A11, 5.500%, 02/25/36	1,194
	58		Series 2005-J1, Class 4A1, 6.000%, 08/25/17	45
	535		Series 2005-J6, Class 2A1, 5.500%, 07/25/25	456
	100		Series 2005-J7, Class 1A9, 5.500%, 07/25/35	57
			Countrywide Home Loan Mortgage Pass-Through Trust,
	202		Series 2002-35, Class 2A10, 6.000%, 02/25/33	206
	239		Series 2002-39, Class A17, 5.000%, 02/25/33	236
	308		Series 2003-J7, Class 2A13, 5.000%, 08/25/33	273
	1,455		Series 2004 - 3, Class A25, 5.750%, 04/25/34	1,252
	128		Series 2005-13, Class A1, 5.500%, 06/25/35	114
	3,138		Series 2005-22, Class 2A1, VAR, 5.251%, 11/25/35	1,590
			CS First Boston Mortgage Securities Corp.,
	4,837		Series 2004-4, Class 5A4, IF, IO, 6.155%, 08/25/34	153
	1,000		Series 2005-1, Class 1A16, 5.500%, 02/25/35	655
	500		Series 2005-10, Class 10A4, 6.000%, 11/25/35	251
	881		Series 2005-10, Class 6A13, 5.500%, 11/25/35	469
	259		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-3, Class 4APO, PO, 06/25/35	153
	2,915		Federal Express Corp. 1996 Pass Through Trust, 7.850%, 01/30/15	2,725
	935		First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, VAR, 5.310%, 09/25/34	570
	965		First Horizon Asset Securities, Inc., Series 2004-AR7, Class 2A1, VAR, 4.913%, 02/25/35	759
			GSR Mortgage Loan Trust,
	1,200		Series 2004-6F, Class 3A4, 6.500%, 05/25/34	1,082
	1,000		Series 2007-2F, Class 2A7, 5.750%, 02/25/37	695
	1,327		Impac CMB Trust, Series 2004-10, Class 3A2, VAR, 2.195%, 03/25/35	621
	44		Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A1, 5.500%, 08/25/33	38
	1,791		JP Morgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.000%, 11/25/34	1,562
	741		MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 4.537%, 04/21/34	567
			MASTR Alternative Loans Trust,
	433		Series 2003-8, Class 3A1, 5.500%, 12/25/33	384
	89		Series 2004-6, Class 6A1, 6.500%, 07/25/34	75
	286		Series 2004-7, Class 30PO, PO, 08/25/34	185
	118		Series 2004-7, Class 3A1, 6.500%, 08/25/34	92
	1,498		Series 2004-8, Class 6A1, 5.500%, 09/25/19	1,299
	3,102		Series 2004-10, Class 1A1, 4.500%, 09/25/19	2,543
	656		Series 2004-11, Class 8A3, 5.500%, 10/25/19	536
	120		Series 2005-1, Class 5A1, 5.500%, 01/25/20	92
			MASTR Asset Securitization Trust,
	865		Series 2003-4, Class 2A2, 5.000%, 05/25/18	851
	240		Series 2003-6, Class 8A1, 5.500%, 07/25/33	225
	1,193		Series 2003-10, Class 3A1, 5.500%, 11/25/33	1,117
	990		Series 2003-11, Class 3A1, 4.500%, 12/25/18	940
	295		Series 2004-6, Class 15PO, PO, 05/25/19	219
	588		Series 2004-8, Class PO, PO, 08/25/19	433
	757		Series 2004-10, Class 1A1, 4.500%, 10/25/19	718
	726		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	418
	3,266		Merrill Lynch Mortgage Investors, Inc., Series 2005-A6, Class 2A2, VAR, 1.675%, 07/25/35 (i)	1,976
	641		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 1.715%, 02/25/35	303
			Nomura Asset Acceptance Corp.,
	497		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	460
	1,880		Series 2005-AR1, Class 1A1, VAR, 5.083%, 02/25/35 (i)	884
			Paine Webber CMO Trust,
	20		Series H, Class 4, 8.750%, 04/01/18	21
	—	(h)	Series J, Class 3, 8.800%, 05/01/18	—	(h)
	18		Series L, Class 4, 8.950%, 07/01/18	20
			Residential Accredit Loans, Inc.,
	1,798		Series 2003-QS14, Class A1, 5.000%, 07/25/18	1,639
	1,550		Series 2004-QS8, Class A2, 5.000%, 06/25/34	1,369
	975		Series 2005-QA7, Class A21, VAR, 4.824%, 07/25/35	496
	4,000		Series 2005-QS5, Class A4, 5.750%, 04/25/35	1,923
	500		Residential Asset Securitization Trust, Series 2006-A6, Class 2A13, 6.000%, 07/25/36	195
			Residential Funding Mortgage Securities I,
	1,175		Series 2003-S7, Class A17, 4.000%, 05/25/33	1,024
	1,968		Series 2004-S4, Class 2A7, 4.500%, 04/25/19	1,685
	787		Series 2005-SA4, Class 1A1, VAR, 4.998%, 09/25/35	507
	3,571		Series 2006-S1, Class 1A8, 5.750%, 01/25/36	1,863
	741		Residential Funding Securities LLC, Series 2003-RM2, Class AII, 5.000%, 05/25/18	696
	892		Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 1A, VAR, 5.135%, 10/25/34	518
			Structured Asset Securities Corp.,
	654		Series 2003-21, Class 1A3, 5.500%, 07/25/33	611
	1,182		Series 2003-31A, Class B1, VAR, 5.035%, 10/25/33 (i)	1,009
			WaMu Mortgage Pass-Through Certificates,
	1,419		Series 2002-S4, Class A4, 6.500%, 10/19/29	1,433
	1,031		Series 2002-S8, Class 2A7, 5.250%, 01/25/18	1,018
	486		Series 2004-AR3, Class A1, VAR, 3.918%, 06/25/34	346
	1,104		Series 2004-AR3, Class A2, VAR, 4.243%, 06/25/34	780
	1,900		Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.500%, 06/25/35	1,388
			Wells Fargo Mortgage Backed Securities Trust,
	698		Series 2003-8, Class A9, 4.500%, 08/25/18	688
	370		Series 2003-10, Class A1, 4.500%, 09/25/18	351
	500		Series 2003-11, Class 1A4, 4.750%, 10/25/18	481
	405		Series 2003-17, Class 2A9, PO, 01/25/34	148
	993		Series 2003-18, Class A1, 5.500%, 12/25/33	928
	320		Series 2004-DD, Class 2A8, VAR, 4.494%, 01/25/35	114
	1,296		Series 2004-EE, Class 3A1, VAR, 4.381%, 12/25/34	1,014
	973		Series 2004-P, Class 2A1, VAR, 4.241%, 09/25/34	714
	255		Series 2004-Q, Class 1A3, VAR, 4.884%, 09/25/34	184
	1,597		Series 2004-Q, Class 2A2, VAR, 4.866%, 09/25/34	853
	2,475		Series 2004-S, Class A5, VAR, 3.732%, 09/25/34	2,402
	2,175		Series 2005-9, Class 2A10, 5.250%, 10/25/35	1,137
	1,082		Series 2006-AR11, Class A4, VAR, 5.510%, 08/25/36	930

				89,602

			Total Collateralized Mortgage Obligations (Cost $306,863)	287,172

			Commercial Mortgage-Backed Securities — 2.2%
	2,000		Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.352%, 09/10/47	1,566
			Bear Stearns Commercial Mortgage Securities,
	1,000		Series 2004-T14, Class A3, 4.800%, 01/12/41 (y)	932
	640		Series 2005-PWR7, Class A3, VAR, 5.116%, 02/11/41	465
	2,570		Series 2006-PW11, Class A4, VAR, 5.623%, 03/11/39	1,894
			DLJ Commercial Mortgage Corp.,
	3,376		Series 1999-CG2, Class A1B, VAR, 7.300%, 06/10/32	3,340
	1,889		Series 2000-CF1, Class A1B, 7.620%, 06/10/33	1,841
	1,305		First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2, 6.663%, 01/12/43	1,230
	580		LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, VAR, 6.150%, 04/15/41	379
	1,750		Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	1,285
	1,750		Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, VAR, 5.602%, 02/12/39	1,217
	1,611		Morgan Stanley Capital I, Series 2006-T23, Class A1, 5.682%, 08/12/41	1,439
	3,250		TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.087%, 08/15/39	2,473
	2,000		Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.039%, 10/15/41	1,893

			Total Commercial Mortgage-Backed Securities (Cost $24,182)	19,954

			Corporate Bonds — 30.7%
			Aerospace & Defense — 0.7%
	1,000		Esterline Technologies Corp., 6.625%, 03/01/17 (c)	820
	1,250		Honeywell International, Inc., 5.300%, 03/01/18	1,201
	1,500		L-3 Communications Corp., Series B, 6.375%, 10/15/15	1,245
	1,000		McDonnell Douglas Corp., 9.750%, 04/01/12	1,095
	750		Moog, Inc., 6.250%, 01/15/15	585
	840		Systems 2001 AT LLC, (Cayman Islands), MBIA, 7.156%, 12/15/11 (e)	869

				5,815

			Air Freight & Logistics — 0.2%
	1,000		Federal Express Corp., 9.650%, 06/15/12	1,033
	425		United Parcel Service, Inc., 5.500%, 01/15/18	425

				1,458

			Airlines — 0.4%
	934		American Airlines Pass-Through Trust 1991, 10.180%, 01/02/13 (i)	495
	500		American Airlines Pass-Through Trust 1999, 7.024%, 04/15/11	472
	500		American Airlines Pass-Through Trust 2001-01, 6.817%, 05/23/11	358
			Continental Airlines, Inc.,
	250		6.503%, 06/15/11	206
	355		7.875%, 01/02/20	199
	244		9.558%, 09/01/19 (c) (i)	142
	425		9.798%, 04/01/21	246
			Delta Air Lines, Inc.,
	225		7.111%, 09/18/11	179
	96		8.021%, 08/10/22 (c)	48
	97		8.954%, 08/10/14 (i)	48
	610		10.000%, 12/05/14 (d) (e)	244
	1,493		UAL Pass-Through Trust, Series 2007-1, 7.336%, 07/02/19 (e)	776

				3,413

			Auto Components — 0.0% (g)
	399		American Tire Distributors, Inc., 10.750%, 04/01/13 (c)	303
	1,000		Delphi Corp., 7.125%, 05/01/29 (d)	20

				323

			Automobiles — 0.2%
	2,000		Daimler Finance North America LLC, 7.300%, 01/15/12	1,637
	400		Ford Motor Co., 9.215%, 09/15/21	96

				1,733

			Beverages — 0.4%
			Anheuser-Busch Cos, Inc.,
	325		5.500%, 01/15/18 (c)	285
	550		5.750%, 04/01/36	406
			Coca-Cola Enterprises, Inc.,
	400		6.950%, 11/15/26	373
	1,023		8.500%, 02/01/12	1,102
	1,000		Constellation Brands, Inc., 7.250%, 05/15/17	830
	575		Diageo Finance BV, (Netherlands), 5.300%, 10/28/15	533

				3,529

			Building Products — 0.1%
	1,500		Associated Materials, Inc., SUB, 0.000%, 03/01/14 (c)	765

			Capital Markets — 2.4%
			Bear Stearns Cos., LLC (The),
	940		6.400%, 10/02/17 (y)	903
	370		7.250%, 02/01/18 (y)	374
			Credit Suisse USA, Inc.,
	500		5.500%, 08/15/13	467
	1,690		6.125%, 11/15/11	1,653
	1,000		FMR LLC, 4.750%, 03/01/13 (e)	906
			Goldman Sachs Group, Inc. (The),
	650		5.150%, 01/15/14	555
	780		5.250%, 10/15/13	666
	450		5.750%, 10/01/16	369
	2,070		5.950%, 01/18/18	1,671
	2,000		6.600%, 01/15/12	1,869
	530		6.750%, 10/01/37	340
	1,500		6.875%, 01/15/11	1,450
			Lehman Brothers Holdings, Inc.,
	235		3.600%, 03/13/09 (d)	23
	1,000		5.750%, 05/17/13 (d)	100
	950		6.500%, 07/19/17 (d)	—	(h)
	750		6.875%, 07/17/37 (d)	—	(h)
	295		8.500%, 08/01/15 (d)	30
			Merrill Lynch & Co., Inc.,
	1,100		4.790%, 08/04/10	1,055
	900		5.700%, 05/02/17	738
	1,700		6.875%, 04/25/18	1,601
			Morgan Stanley,
	1,750		4.250%, 05/15/10	1,657
	1,000		5.300%, 03/01/13	854
	1,000		6.600%, 04/01/12	903
	300		6.625%, 04/01/18	249
	1,850		6.750%, 04/15/11	1,744
			UBS AG, (Switzerland),
	900		5.750%, 04/25/18	763
	450		5.875%, 12/20/17	391

				21,331

			Chemicals — 0.8%
	250		Airgas, Inc., 7.125%, 10/01/18 (e)	200
	1,000		Dow Capital BV, (Netherlands), 8.500%, 06/08/10	1,071
	1,000		Monsanto Co., 7.375%, 08/15/12	1,052
			Mosaic Co. (The),
	875		7.375%, 12/01/14 (e)	744
	625		7.625%, 12/01/16 (e)	537
			Potash Corp. of Saskatchewan, (Canada),
	450		4.875%, 03/01/13	424
	1,473		7.750%, 05/31/11	1,532
			Praxair, Inc.,
	735		4.625%, 03/30/15	695
	650		5.250%, 11/15/14	636
	445		Westlake Chemical Corp., 6.625%, 01/15/16	303

				7,194

			Commercial Banks — 3.4%
	250		Bankers Trust Corp., 7.250%, 10/15/11	247
			Barclays Bank plc, (United Kingdom),
	900		5.450%, 09/12/12	897
	980		6.050%, 12/04/17 (e)	836
	1,000		BB&T Corp., 6.500%, 08/01/11	1,008
	1,750		Branch Banking & Trust Co., 4.875%, 01/15/13	1,617
	1,610		Credit Suisse, (Switzerland), 5.000%, 05/15/13	1,518
	1,000		Fifth Third Bancorp, 5.450%, 01/15/17	798
	1,000		FleetBoston Financial Corp., 7.375%, 12/01/09	1,003
	400		HSBC Holdings plc, (United Kingdom), 7.350%, 11/27/32	362
	2,000		Huntington National Bank (The), 8.000%, 04/01/10	1,814
	700		KeyBank N.A., 5.700%, 08/15/12 (c)	623
	720		Keycorp, 6.500%, 05/14/13	658
	1,000		Manufacturers & Traders Trust Co., 6.625%, 12/04/17	916
			Marshall & Ilsley Corp.,
	1,740		4.375%, 08/01/09	1,611
	370		5.350%, 04/01/11	276
	500		Mellon Funding Corp., 6.375%, 02/15/10	501
			National City Bank,
	1,500		4.625%, 05/01/13	1,262
	145		VAR, 4.529%, 01/21/10	136
	200		National City Corp., 3.125%, 04/30/09	195
	1,500		National Westminster Bank plc, (United Kingdom), 7.375%, 10/01/09	1,458
	1,250		PNC Funding Corp., 5.250%, 11/15/15	1,149
	1,170		Regions Financial Corp., 7.375%, 12/10/37	797
	2,500		SunTrust Banks, Inc., 6.000%, 02/15/26	1,954
	500		UnionBanCal Corp., 5.250%, 12/16/13	410
	2,000		US Bancorp, 7.500%, 06/01/26	1,915
	350		VTB Capital S.A. for Vneshtorgbank, (Russia), 6.250%, 06/30/35	172
			Wachovia Bank N.A.,
	2,110		5.600%, 03/15/16	1,834
	500		6.600%, 01/15/38	429
	1,535		Wachovia Corp., 5.750%, 02/01/18	1,383
			Wells Fargo & Co.,
	500		5.300%, 08/26/11 (c)	502
	1,665		5.625%, 12/11/17	1,580
	500		6.375%, 08/01/11	506

				30,367

			Commercial Services & Supplies — 0.3%
	1,009		Allied Waste North America, Inc., 7.125%, 05/15/16	888
			Corrections Corp. of America,
	500		6.250%, 03/15/13	440
	1,050		6.750%, 01/31/14	940
	300		Pitney Bowes, Inc., 3.875%, 06/15/13	265
			Quebecor World Capital Corp., (Canada),
	500		6.125%, 11/15/13 (d)	18
	500		8.750%, 03/15/16 (d)	32

				2,583

			Communications Equipment — 0.1%
			Cisco Systems, Inc.,
	328		5.250%, 02/22/11	333
	1,000		5.500%, 02/22/16	978

				1,311

			Computers & Peripherals — 0.4%
			Hewlett-Packard Co.,
	500		5.400%, 03/01/17	464
	250		5.500%, 03/01/18	232
			International Business Machines Corp.,
	1,300		5.700%, 09/14/17	1,243
	650		7.000%, 10/30/25	642
	1,000		Seagate Technology HDD Holdings, (Cayman Islands), 6.800%, 10/01/16	625

				3,206

			Construction & Engineering — 0.1%
	750		United Rentals North America, Inc., 6.500%, 02/15/12 (c)	525

			Consumer Finance — 0.5%
	835		American Express Credit Corp., 7.300%, 08/20/13	792
			Capital One Financial Corp.,
	500		6.250%, 11/15/13	421
	450		6.750%, 09/15/17	405
			HSBC Finance Corp.,
	1,000		5.000%, 06/30/15	857
	500		6.375%, 11/27/12	474
	265		John Deere Capital Corp., 5.350%, 04/03/18	233
	1,225		SLM Corp., Series A, 4.000%, 01/15/10	1,093

				4,275

			Containers & Packaging — 0.2%
	750		Ball Corp., 6.875%,12/15/12 (c)	703
			Constar International, Inc.,
	750		11.000%, 12/01/12 (c)	64
	2,000		VAR, 5.524%, 02/15/12 (c)	900
	250		Portola Packaging, Inc., 8.250%, 02/01/12 (d)	120

				1,787

			Diversified Consumer Services — 0.3%
	250		Knowledge Learning Corp., Inc., 7.750%, 02/01/15 (e)	175
	500		Mac-Gray Corp., 7.625%, 08/15/15	460
			Service Corp. International,
	500		6.750%, 04/01/15	380
	400		7.000%, 06/15/17	288
	500		Sotheby’s, 7.750%, 06/15/15 (e)	205
	1,583		Stewart Enterprises, Inc., 6.250%, 02/15/13	1,282

				2,790

			Diversified Financial Services — 3.6%
			Associates Corp. of North America,
	500		7.950%, 02/15/10	498
	2,000		8.150%, 08/01/09	1,987
			Bank of America Corp.,
	1,500		6.975%, 03/07/37	1,377
	1,000		7.400%, 01/15/11	1,009
	500		7.800%, 09/15/16	494
	1,900		7.800%, 02/15/10	1,926
	435		Bank of New York Mellon Corp. (The), 5.125%, 08/27/13	432
			Caterpillar Financial Services Corp.,
	800		4.850%, 12/07/12	761
	850		5.450%, 04/15/18	749
			CIT Group, Inc.,
	350		5.000%, 02/13/14	209
	1,000		5.000%, 02/01/15	585
	1,325		6.875%, 11/01/09	1,138
	785		7.625%, 11/30/12	545
			Citigroup, Inc.,
	1,550		5.500%, 02/15/17 (c)	1,254
	1,350		6.000%, 08/15/17	1,226
	625		6.125%, 08/25/36	477
	1,490		CME Group, Inc., 5.400%, 08/01/13	1,458
			General Electric Capital Corp.,
	1,000		4.375%, 11/21/11	960
	1,115		5.625%, 05/01/18	1,028
	2,910		Series MTNA, 5.875%, 02/15/12	2,899
	3,000		5.875%, 01/14/38	2,456
	1,540		6.000%, 06/15/12	1,531
	1,750		6.125%, 02/22/11	1,765
	1,100		6.750%, 03/15/32	999
			International Lease Finance Corp.,
	210		5.875%, 05/01/13	140
	445		6.375%, 03/15/09	419
	1,000		Milacron Escrow Corp., 11.500%, 05/15/11	700
	110		National Gas Co of Trinidad & Tobago Ltd., (Trinidad and Tobago), 6.050%, 01/15/36	77
			National Rural Utilities Cooperative Finance Corp.,
	385		4.750%, 03/01/14	347
	400		7.250%, 03/01/12	394
	375		Southern Star Central Corp., 6.750%, 03/01/16	304
			Textron Financial Corp.,
	1,615		4.600%, 05/03/10	1,492
	500		5.400%, 04/28/13	408

				32,044

			Diversified Telecommunication Services — 1.5%
	900		AT&T Corp., 8.000%, 11/15/31	829
			AT&T, Inc.,
	215		5.600%, 05/15/18 (c)	186
	1,500		6.300%, 01/15/38	1,213
			BellSouth Corp.,
	1,285		5.200%, 09/15/14	1,153
	100		6.875%, 10/15/31	83
	800		Cincinnati Bell, Inc., 7.250%, 07/15/13	656
	1,000		Deutsche Telekom International Finance BV, (Netherlands), 8.750%, 06/15/30	946
	1,000		Frontier Communications Corp., 6.250%, 01/15/13	783
	314		Nynex Corp., 9.550%, 05/01/10	321
			Qwest Corp.,
	1,000		7.875%, 09/01/11	825
	250		8.875%, 03/15/12	206
			Sprint Capital Corp.,
	370		8.375%, 03/15/12	252
	800		8.750%, 03/15/32	416
	500		Telecom Italia Capital S.A., (Luxembourg), 5.250%, 11/15/13	380
	1,250		TELUS Corp., (Canada), 8.000%, 06/01/11	1,264
	267		United Telephone Co. of Florida, 8.375%, 01/15/25	174
	400		Verizon Communications, Inc., 6.900%, 04/15/38	334
	500		Verizon New York, Inc., 6.125%, 01/15/10	493
	2,000		Verizon Pennsylvania, Inc., 8.350%, 12/15/30	1,797
			Windstream Corp.,
	525		8.125%, 08/01/13	433
	1,250		8.625%, 08/01/16	975

				13,719

			Electric Utilities — 2.2%
	500		Alabama Power Co., 6.125%, 05/15/38	443
	500		Carolina Power & Light Co., 6.300%, 04/01/38	474
	1,000		CenterPoint Energy Houston Electric LLC, Series M2, 5.750%, 01/15/14	882
			Duke Energy Carolinas LLC,
	500		5.625%, 11/30/12	503
	1,100		6.050%, 04/15/38	1,015
	500		6.250%, 01/15/12	506
			Edison Mission Energy,
	500		7.000%, 05/15/17 (c)	375
	800		7.200%, 05/15/19	584
	500		7.750%, 06/15/16	391
			Florida Power Corp.,
	425		4.800%, 03/01/13	413
	110		5.650%, 06/15/18	107
	210		6.400%, 06/15/38	202
	378		FPL Energy National Wind, 6.125%, 03/25/19 (e)	333
	275		FPL Group Capital, Inc., 5.350%, 06/15/13	268
	562		Georgia Power Co., 5.250%, 12/15/15	534
	100		Ipalco Enterprises, Inc., 7.250%, 04/01/16 (e)	76
	855		Midamerican Energy Co., 5.300%, 03/15/18	764
	800		Midamerican Funding LLC, 6.750%, 03/01/11	867
	1,044		Midwest Generation LLC, 8.560%, 01/02/16	955
	2,013		Mirant Mid Atlantic LLC, 9.125%, 06/30/17	1,791
	1,000		Pacific Gas & Electric Co., 5.625%, 11/30/17	932
			Pacificorp,
	1,900		5.750%, 04/01/37	1,639
	250		7.240%, 08/16/23	258
			Peco Energy Co.,
	1,870		5.350%, 03/01/18	1,672
	500		5.950%, 11/01/11 (c)	504
	360		Potomac Electric Power Co., 6.500%, 11/15/37	321
	1,400		PSEG Power LLC, 7.750%, 04/15/11	1,421
	35		Public Service Co. of Colorado, 6.500%, 08/01/38	34
	200		Public Service Co. of New Mexico, 7.950%, 05/15/18	174
	1,100		Public Service Co. of Oklahoma, Series G, 6.625%, 11/15/37	889
	145		Public Service Electric & Gas Co., 5.300%, 05/01/18	134
			Southern California Edison Co.,
	450		5.550%, 01/15/37	403
	285		5.950%, 02/01/38	270

				20,134

			Electrical Equipment — 0.0% (g)
	500		Belden, Inc., 7.000%, 03/15/17	372

			Electronic Equipment, Instruments & Components — 0.2%
	750		Arrow Electronics, Inc., 6.875%, 07/01/13	721
	1,250		Flextronics International Ltd., (Singapore), 6.250%, 11/15/14 (c)	925
	750		Sanmina-SCI Corp., VAR, 5.569%, 06/15/14 (e)	502

				2,148

			Energy Equipment & Services — 0.5%
			Bristow Group, Inc.,
	500		6.125%, 06/15/13	365
	1,100		7.500%, 09/15/17	759
	1,000		Key Energy Services, Inc., 8.375%, 12/01/14	697
	1,545		Oslo Seismic Services, Inc., 8.280%, 06/01/11	1,593
	500		PHI, Inc., 7.125%, 04/15/13	305
	1,250		Pride International, Inc., 7.375%, 07/15/14	1,066

				4,785

			Food & Staples Retailing — 0.2%
			Wal-Mart Stores, Inc.,
	500		5.250%, 09/01/35	419
	1,000		6.200%, 04/15/38	957
	260		7.550%, 02/15/30	279

				1,655

			Food Products — 0.5%
	1,000		Diageo Investment Corp., 7.450%, 04/15/35	895
	893		Eurofresh, Inc., 11.500%, 01/15/13 (e)	339
	360		General Mills, Inc., 5.650%, 09/10/12	356
			Kraft Foods, Inc.,
	800		6.125%, 02/01/18	737
	575		6.875%, 02/01/38	504
	1,450		Land O’Lakes, Inc., 9.000%, 12/15/10	1,443
	1,000		Smithfield Foods, Inc., 7.750%, 05/15/13	550

				4,824

			Gas Utilities — 0.8%
	575		Atmos Energy Corp., 5.125%, 01/15/13	520
	570		CenterPoint Energy Resources Corp., 6.625%, 11/01/37	389
	750		Dynegy Roseton/Danskammer Pass Through Trust, 7.670%, 11/08/16	535
	500		Pacific Energy Partners LP/Pacific Energy Finance Corp., 7.125%, 06/15/14	463
	850		Schlumberger Technology Corp., 6.500%, 04/15/12 (e)	955
	835		Southern California Gas Co., 4.375%, 01/15/11	832
	210		Texas Eastern Transmission LP, 7.300%, 12/01/10	209
			TransCanada Pipelines Ltd., (Canada),
	1,495		4.000%, 06/15/13	1,307
	1,000		6.200%, 10/15/37	765
			Williams Partners LP/Williams Partners Finance Corp.,
	1,147		7.250%, 02/01/17	900
	500		7.500%, 06/15/11	420

				7,295

			Health Care Equipment & Supplies — 0.1%
	550		Baxter International, Inc., 4.625%, 03/15/15 (c)	523
	750		Medtronic, Inc., 4.750%, 09/15/15	705

				1,228

			Health Care Providers & Services — 0.3%
	1,000		FMC Finance III S.A., (Luxembourg), 6.875%, 07/15/17	835
	350		Fresenius Medical Care Capital Trust IV, 7.875%, 06/15/11	319
			HCA, Inc.,
	160		9.125%, 11/15/14	130
	440		9.250%, 11/15/16	358
	1,050		Medco Health Solutions, Inc., 7.125%, 03/15/18	924
	500		Ventas Realty LP/Ventas Capital Corp., 9.000%, 05/01/12	457

				3,023

			Hotels, Restaurants & Leisure — 0.4%
	1,000		Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250%, 06/15/15 (e)	130
			Host Hotels & Resorts LP,
	750		6.875%, 11/01/14	517
	1,000		7.000%, 08/15/12 (c)	750
	1,010		Mashantucket Western Pequot Tribe, 8.500%, 11/15/15 (c) (e)	384
	1,000		MGM Mirage, Inc., 6.875%, 04/01/16	520
	900		Seminole Hard Rock Entertainment, Inc., VAR, 5.319%, 03/15/14 (e)	477
	1,000		Speedway Motorsports, Inc., 6.750%, 06/01/13	714
	350		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	248

				3,740

			Household Durables — 0.3%
	1,500		K Hovnanian Enterprises, Inc., 11.500%, 05/01/13 (e)	1,147
			KB Home,
	1,000		5.750%, 02/01/14	600
	415		5.875%, 01/15/15	241
	750		Meritage Homes Corp., 7.000%, 05/01/14	450

				2,438

			Household Products — 0.2%
	375		Jarden Corp., 7.500%, 05/01/17	244
	915		Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	1,088
	500		Spectrum Brands, Inc., PIK, 12.000%, 10/02/13 (c)	135

				1,467

			Independent Power Producers & Energy Traders — 0.1%
	463		FPL Energy Wind Funding LLC, 6.876%, 06/27/17 (e)	424
	750		Reliant Energy, Inc., 7.875%, 06/15/17 (c)	546

				970

			Industrial Conglomerates — 0.2%
	600		JB Poindexter & Co., Inc., 8.750%, 03/15/14 (c)	252
	1,830		Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	1,729

				1,981

			Insurance — 1.9%
	419		AIG Retirement Services, Inc., 8.125%, 04/28/23	239
	515		Allstate Life Global Funding Trusts, 5.375%, 04/30/13 (c)	486
			American International Group, Inc.,
	500		4.250%, 05/15/13	340
	435		5.600%, 10/18/16	262
	315		Chubb Corp. (The), 5.750%, 05/15/18	275
	1,800		Crum & Forster Holdings Corp., 7.750%, 05/01/17	1,237
	855		Genworth Global Funding Trusts, 5.200%, 10/08/10	642
	1,650		Jackson National Life Global Funding, 5.375%, 05/08/13 (e)	1,458
	1,000		MassMutual Global Funding II, 3.500%, 03/15/10 (e)	986
	2,550		MetLife Life and Annuity Co. of Connecticut, 5.125%, 08/15/14 (e)	2,182
			Metropolitan Life Global Funding I,
	875		5.200%, 09/18/13 (e)	779
	600		5.750%, 07/25/11 (e)	572
	1,680		New York Life Global Funding, 4.650%, 05/09/13 (e)	1,600
	770		Pacific Life Global Funding, 5.150%, 04/15/13 (e)	716
	300		Principal Life Global Funding I, 5.250%, 01/15/13 (e)	282
			Principal Life Income Funding Trusts,
	320		5.150%, 06/17/11	303
	2,050		5.300%, 12/14/12	1,909
	2,100		Protective Life Secured Trusts, 4.000%, 04/01/11	1,980
	400		Torchmark Corp., 7.875%, 05/15/23	465
	400		Travelers Cos, Inc. (The), 5.800%, 05/15/18	359

				17,072

			IT Services — 0.1%
	900		Electronic Data Systems Corp., Series B, 6.000%, 08/01/13	898

			Leisure Equipment & Products — 0.0% (g)
	400		Brunswick Corp., 7.375%, 09/01/23	308

			Machinery — 0.4%
	550		Eaton Corp., 5.600%, 05/15/18	483
	255		Ingersoll-Rand Co., 7.200%, 06/01/25	305
	424		Ormat Funding Corp., 8.250%, 12/30/20	319
			Parker Hannifin Corp.,
	175		5.500%, 05/15/18	167
	440		6.250%, 05/15/38	404
	500		Valmont Industries, Inc., 6.875%, 05/01/14 (c)	402
	1,500		Wabtec Corp., 6.875%, 07/31/13	1,309

				3,389

			Marine — 0.1%
	400		Stena AB, (Sweden), 7.500%, 11/01/13	306
	750		Ultrapetrol Bahamas Ltd., (Bahamas), 9.000%, 11/24/14	487

				793

			Media — 1.7%
	2,004		Adelphia Communications Corp., 9.375%, 11/15/09 (c) (d)	60
	500		Block Communications, Inc., 8.250%, 12/15/15 (e)	355
			CBS Corp.,
	700		7.700%, 07/30/10	655
	750		8.625%, 08/01/12	668
	500		CCH I Holdings LLC/CCH I Holdings Capital Corp., 11.125%, 01/15/14	70
	414		CCH I LLC/CCH I Holdings Capital Corp., 11.000%, 10/01/15 (c)	110
	240		Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	249
	1,500		Comcast Cable Holdings LLC, 9.800%, 02/01/12	1,543
	850		Comcast Corp., 5.900%, 03/15/16	742
	750		Dex Media West LLC/Dex Media Finance Co., 8.500%, 08/15/10 (c)	465
	400		Dex Media, Inc., 8.000%, 11/15/13	52
			DirecTV Holdings LLC/DirecTV Financing Co.,
	500		6.375%, 06/15/15	406
	300		7.625%, 05/15/16 (e)	256
	1,000		8.375%, 03/15/13	920
	750		Echostar DBS Corp., 7.000%, 10/01/13	562
	1,000		Historic TW, Inc., 9.150%, 02/01/23	973
			Lamar Media Corp.,
	900		6.625%, 08/15/15 (c)	652
	800		News America Holdings, Inc., 7.750%, 01/20/24	772
	600		News America, Inc., 6.750%, 01/09/38	592
	352		RH Donnelley, Inc., 11.750%, 05/15/15 (e)	93
	405		Thomson Reuters Corp., (Canada), 5.950%, 07/15/13	385
			Time Warner Entertainment Co. LP,
	400		8.375%, 03/15/23	372
	1,000		8.875%, 10/01/12	993
	750		10.150%, 05/01/12	781
	800		Valassis Communications, Inc., 6.625%, 01/15/09 (c)	794
	1,750		Videotron Ltee, (Canada), 6.875%, 01/15/14	1,461

				14,981

			Metals & Mining — 0.7%
	370		Alcoa, Inc., 5.550%, 02/01/17	270
			BHP Billiton Finance USA Ltd., (Australia),
	570		4.800%, 04/15/13	517
	760		5.000%, 12/15/10 (c)	737
	575		5.400%, 03/29/17	494
	1,086		California Steel Industries, Inc., 6.125%, 03/15/14	662
	750		FMG Finance Pty Ltd., (Australia), 10.625%, 09/01/16 (e)	424
	781		Newmont Gold Co Pass Through Trust, 8.910%, 01/05/09	784
	1,000		Rio Tinto Finance USA Ltd., (Australia), 5.875%, 07/15/13	777
	1,500		Steel Dynamics, Inc., 6.750%, 04/01/15	923
	1,000		Wolverine Tube, Inc., 10.500%, 04/01/09	900

				6,488

			Multiline Retail — 0.1%
	1,000		Nordstrom, Inc., 7.000%, 01/15/38	635
	310		Target Corp., 7.000%, 01/15/38	245

				880

			Multi-Utilities — 0.3%
	1,591		AES Corp. (The), 8.750%, 05/15/13 (e)	1,400
	400		Dominion Resources, Inc., 7.000%, 06/15/38	330
	900		NorthWestern Corp., 5.875%, 11/01/14	801
			Sempra Energy,
	250		6.150%, 06/15/18	213
	85		8.900%, 11/15/13	84
	50		9.800%, 02/15/19	51

				2,879

			Oil, Gas & Consumable Fuels — 1.5%
	750		AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.125%, 05/20/16	525
			Chesapeake Energy Corp.,
	250		6.875%, 01/15/16	176
	500		7.500%, 09/15/13	398
	425		Conoco Funding Co., (Canada), 7.250%, 10/15/31	413
			ConocoPhillips,
	600		5.900%, 05/15/38	505
	3,000		8.750%, 05/25/10	3,160
	1,800		El Paso Corp., 6.875%, 06/15/14 (c)	1,334
	200		EOG Resources, Inc., 6.875%, 10/01/18	207
	1,000		Frontier Oil Corp., 8.500%, 09/15/16	840
			Gaz Capital S.A. for Gazprom, (Russia),
	280		7.288%, 08/16/37 (e)	154
	50		Gazprom International S.A., (Russia), Series regs, 7.201%, 02/01/20	37
	675		Holly Energy Partners LP, 6.250%, 03/01/15	432
	390		KazMunaiGaz Finance Sub BV, (Netherlands), 9.125%, 07/02/18 (e)	261
	250		Marathon Oil Canada Corp., (Canada), 8.375%, 05/01/12	248
	400		Marathon Oil Corp., 6.000%, 10/01/17	345
	450		Newfield Exploration Co., 7.125%, 05/15/18	320
	1,000		OPTI Canada, Inc., (Canada), 8.250%, 12/15/14	390
			Petro-Canada, (Canada),
	400		6.800%, 05/15/38	284
	335		7.875%, 06/15/26	279
	250		Premcor Refining Group, Inc. (The), 7.500%, 06/15/15	242
	25		Range Resources Corp., 7.250%, 05/01/18	20
	500		Sabine Pass LNG LP, 7.250%, 11/30/13 (c)	357
	200		Southwestern Energy Co., 7.500%, 02/01/18 (e)	169
	435		StatoilHydro ASA, (Norway), 7.150%, 11/15/25	446
	815		Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	627
	1,000		Swift Energy Co., 7.125%, 06/01/17	630
	825		Ultramar Diamond Shamrock Corp., 6.750%, 10/15/37	820
	250		Williams Cos., Inc., 6.375%, 10/01/10 (e)	224

				13,843

			Paper & Forest Products — 0.2%
	100		Abitibi-Consolidated Co. of Canada, (Canada), 8.375%, 04/01/15 (c)	15
	410		Abitibi-Consolidated, Inc., (Canada), 8.850%, 08/01/30	74
	675		Cascades, Inc., (Canada), 7.250%, 02/15/13	378
			Domtar Corp.,
	500		7.125%, 08/15/15	340
	250		7.875%, 10/15/11	204
	875		Georgia-Pacific LLC, 7.125%, 01/15/17 (e)	643

				1,654

			Pharmaceuticals — 0.6%
	400		Abbott Laboratories, 6.150%, 11/30/37	392
			AstraZeneca plc, (United Kingdom),
	678		5.400%, 06/01/14	693
	504		5.400%, 09/15/12	521
	500		Elan Finance plc/Elan Finance Corp., (Ireland), VAR, 6.149%, 11/15/11	283
	920		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	870
	1,000		Schering-Plough Corp., 6.550%, 09/15/37	883
			Wyeth,
	810		5.500%, 02/01/14	779
	555		5.500%, 02/15/16	543

				4,964

			Real Estate Investment Trusts (REITs) — 0.2%
			HRPT Properties Trust,
	375		6.250%, 08/15/16	251
	300		6.650%, 01/15/18	193
			iStar Financial, Inc.,
	250		4.875%, 01/15/09 (c)	219
	250		6.000%, 12/15/10	111
			Simon Property Group LP,
	340		5.625%, 08/15/14	257
	905		6.100%, 05/01/16	623

				1,654

			Real Estate Management & Development — 0.1%
	250		ERP Operating LP, 4.750%, 06/15/09	244
	750		Forest City Enterprises, Inc., 7.625%, 06/01/15	375

				619

			Road & Rail — 0.3%
	786		Burlington Northern and Santa Fe Railway Co. 2000 Pass Through Trust, 7.908%, 01/15/20	828
	500		Burlington Northern Santa Fe Corp., 7.125%, 12/15/10	510
	280		Canadian Pacific Ltd., (Canada), 9.450%, 08/01/21	283
			Erac USA Finance Co.,
	250		6.375%, 10/15/17 (e)	175
	800		6.700%, 06/01/34 (e)	475
			Kansas City Southern de Mexico S.A. de C.V., (Mexico),
	352		7.375%, 06/01/14	259
	350		7.625%, 12/01/13	264
	350		Union Pacific Corp., 4.875%, 01/15/15	311

				3,105

			Semiconductors & Semiconductor Equipment — 0.0% (g)
	1,300		MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., 6.875%, 12/15/11 (c) (d)	72
			NXP BV/NXP Funding LLC, (Netherlands),
	125		7.875%, 10/15/14 (c)	37
	375		VAR, 7.503%, 10/15/13	93
	500		Spansion, Inc., VAR, 5.935%, 06/01/13 (c) (e)	105

				307

			Software — 0.2%
			Oracle Corp.,
	1,000		5.250%, 01/15/16	949
	1,030		6.500%, 04/15/38	937

				1,886

			Specialty Retail — 0.1%
	1,000		ACE Hardware Corp., 9.125%, 06/01/16 (e)	730
	500		Brown Shoe Co., Inc., 8.750%, 05/01/12 (c)	375

				1,105

			Thrifts & Mortgage Finance — 0.1%
	700		Countrywide Home Loans, Inc., Series MTNL, 4.000%, 03/22/11	654

			Tobacco — 0.1%
	750		Alliance One International, Inc., 11.000%, 05/15/12	630

			Water Utilities — 0.1%
	925		American Water Capital Corp., 6.085%, 10/15/17	782

			Wireless Telecommunication Services — 0.3%
	1,750		New Cingular Wireless Services, Inc., 7.875%, 03/01/11	1,772
	855		Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	716

				2,488

			Total Corporate Bonds (Cost $332,400)	275,607

			Foreign Government Securities — 0.7%
EGP	500		Arab Republic of Egypt, (Egypt), 8.750%, 07/18/12 (e)	75
	100		Banco Nacional de Desenvolvimento Economico e Social, (Brazil), 6.369%, 06/16/18 (c) (e)	85
	370		Citigroup Funding, Inc. (linked to Dominican Republic Government Bond, 15.00%, 03/12/12), VAR, 03/12/12	271
	90		Citigroup Funding, Inc., VAR, 0.000%, 12/1710 (linked to Republic of Nigeria, VAR, 0.000%, 12/17/10), (Nigeria), VAR, 12/17/10 (e) (i)	89
	650		Credit Suisse First Boston International for CJSC The EXIM of Ukraine, (Ukraine), 7.650%, 09/07/11	292
	120		CS International for City of Kiev Ukraine, (Ukraine), 8.250%, 11/26/12 (e)	51
			Federal Republic of Brazil, (Brazil),
	120		8.000%, 01/15/18	124
	520		8.875%, 10/14/19	556
	139		12.250%, 03/06/30	189
BRL	340		12.500%, 01/05/22	128
	100		Government of Barbados, (Barbados), 6.625%,12/05/35 (e)	84
	300		Government of Ukraine, (Ukraine), 6.580%, 11/21/16 (e)	123
	100		IIRSA Norte Finance Ltd., (Peru), Series REGS, 8.750%, 05/30/24	80
			Petroleos de Venezuela S.A., (Venezuela),
	305		5.250%, 04/12/17	116
	570		5.375%, 04/12/27	194
			Republic of Argentina, (Argentina),
ARS	120		VAR, 12/31/33	17
	1,119		VAR, 3.127%, 08/03/12	279
	68		8.280%, 12/31/33	20
	100		Series V, 7.000%, 03/28/11	36
			Republic of Colombia, (Colombia),
	60		11.750%, 02/25/20	72
COP	29,000		12.000%, 10/22/15	12
	105		Republic of Costa Rica, (Costa Rica), 9.995%, 08/01/20	111
	220		Republic of Ecuador, (Ecuador), SUB, 10.000%, 08/15/30	63
	45		Republic of El Salvador, (El Salvador), 8.250%, 04/10/32 (e)	27
	130		Republic of Gabon, (Gabon), 8.200%, 12/12/17 (e)	78
	250		Republic of Guatemala, (Guatemala), Series REGS, 9.250%, 08/01/13	242
			Republic of Indonesia, (Indonesia),
	348		6.750%, 03/10/14	271
	300		8.500%, 10/12/35	198
	270		Republic of Iraq, (Iraq), 5.800%, 01/15/28	116
	150		Republic of Panama, (Panama), 6.700%, 01/26/36	117
			Republic of Peru, (Peru),
	83		8.375%, 05/03/16	85
	158		8.750%, 11/21/33	158
	88		9.875%, 02/06/15	96
	290		Republic of Philippines, (Philippines), 8.250%, 01/15/14	281
	175		Republic of Turkey, (Turkey), 6.875%, 03/17/36	124
			Republic of Uruguay, (Uruguay),
	5,459		3.700%, 06/26/37	104
UYU	2,246		5.055%, 09/14/18	74
	170		7.625%, 03/21/36	121
			Republic of Venezuela, (Venezuela),
	562		9.375%, 01/13/34	290
	415		10.750%, 09/19/13	284
	350		RSHB Capital SA for OJSC Russian Agricultural Bank, (Russia), VAR, 6.970%, 09/21/16	182
			Russian Federation, (Russia),
	309		SUB, 7.500%, 03/31/30	257
	80		Series REGS, 12.750%, 06/24/28	91
	166		United Mexican States, (Mexico), 6.050%, 01/11/40	131

			Total Foreign Government Securities (Cost $9,892)	6,394

			Mortgage Pass-Through Securities — 8.5%
			Federal Home Loan Mortgage Corp.,
	402		ARM, 6.097%, 05/01/37	410
	2,040		ARM, 6.142%, 10/01/37	2,091
			Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
	5,497		4.000%, 08/01/18 - 05/01/19	5,440
	1,930		4.500%, 10/01/18	1,937
	1,379		6.500%, 07/01/14	1,417
	298		7.000%, 06/01/09 - 06/01/11	307
	79		7.500%, 09/01/10 - 05/01/11	82
	22		8.500%, 06/01/10	23
			Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
	3,061		6.500%, 11/01/22 - 03/01/26	3,180
	777		7.000%, 01/01/27	804
			Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
	667		4.000%, 09/01/33	641
	385		6.000%, 02/01/29	396
	2,508		6.500%, 01/01/24 - 11/01/36	2,592
	1,569		7.000%, 09/01/24 - 10/01/36	1,626
	251		7.500%, 10/01/19 - 10/01/30	264
	233		8.000%, 08/01/27 - 03/01/30	248
			Federal Home Loan Mortgage Corp. Gold Pools, Other,
	494		7.000%, 12/01/14 - 03/01/16	517
			Federal Home Loan Mortgage Corp., 30 Year, Single Family,
	9		7.500%, 02/01/17	9
	3		8.000%, 08/01/09 - 02/01/10	3
	—	(h)	10.250%, 06/01/09	—	(h)
	19		12.000%, 08/01/15 - 07/01/19	22
	1		13.000%, 06/01/14	1
	—	(h)	13.500%, 01/01/11	—	(h)
	—	(h)	14.500%, 12/01/10 - 03/01/11	—	(h)
	—	(h)	14.750%, 03/01/10	—	(h)
	1		15.000%, 03/01/11	1
			Federal National Mortgage Association,
	852		ARM, 4.274%, 05/01/35	850
	573		ARM, 4.464%, 01/01/34	571
	27		ARM, 5.750%, 10/01/33	27
	2,085		ARM, 5.798%, 04/01/37	2,124
	506		ARM, 5.896%, 06/01/37	524
	1,497		ARM, 5.965%, 02/01/37	1,515
	1,801		ARM, 6.171%, 07/01/37	1,846
			Federal National Mortgage Association, 15 Year, Single Family,
	10,213		3.500%, 09/01/18 - 07/01/19	9,843
	6,863		4.000%, 07/01/18 - 12/01/18	6,820
	763		4.500%, 07/01/18	770
	4,118		5.000%, 05/01/18 - 11/01/18	4,198
	2,696		5.500%, 08/01/17 - 07/01/20	2,762
	2,138		6.000%, 01/01/14 - 10/01/19	2,194
	247		6.500%, 05/01/13	255
	—	(h)	7.000%, 03/01/15	—	(h)
	54		7.500%, 02/01/12	55
	115		8.000%, 01/01/16	120
	154		8.500%, 11/01/11	158
	1,839		Federal National Mortgage Association, 20 Year, Single Family, 6.500%, 11/01/18	1,904
	704		Federal National Mortgage Association, 30 Year, FHA/VA, 5.500%, 08/01/34	717
			Federal National Mortgage Association, 30 Year, Single Family,
	827		5.500%, 12/01/28 - 07/01/29	849
	1,187		6.500%, 04/01/28 - 08/01/29	1,231
	10		7.000%, 03/01/28	11
	170		7.500%, 09/01/25 - 03/01/27	179
	126		8.500%, 12/01/25	136
	8		9.000%, 01/01/19 - 04/01/25	9
	52		12.500%, 01/01/16	59
	1,757		Federal National Mortgage Association, 7 Year, Balloon, 3.500%, 09/01/10	1,742
			Federal National Mortgage Association, Other,
	4,949		4.000%, 09/01/13	4,986
	3,177		5.000%, 12/01/32 - 08/01/33	3,200
	1,344		5.500%, 09/01/17	1,373
	1,485		6.500%, 04/01/36 - 07/01/36	1,530
			Government National Mortgage Association II, 30 Year, Single Family,
	29		6.500%, 02/20/29	30
	160		7.500%, 08/20/25 - 07/20/27	168
	194		8.000%, 08/20/26 - 08/20/28	207
			Government National Mortgage Association, 30 Year, Single Family,
	759		6.500%, 02/15/28 - 10/15/29	783
	267		7.000%, 01/15/23 - 02/15/28	276
	234		7.250%, 07/15/21 - 01/15/28	246
	147		7.500%, 10/15/22 - 09/15/29	156
	10		7.750%, 02/15/27	11
	8		8.500%, 11/15/25	9
	185		9.000%, 04/15/16 - 01/15/25	201
	5		10.000%, 11/15/20	6
	3		13.000%, 01/15/15	4

			Total Mortgage Pass- Through Securities (Cost $75,473)	76,666

			Municipal Bond — 0.2%
			Illinois — 0.2%
	1,960		State of Illinois, Taxable Pension, Series 2003, GO, 5.100%, 06/01/33 (Cost $1,960)	1,663

			Supranational — 0.1%
	600		Corp. Andina de Fomento, 5.200%, 05/21/13 (Cost $599)	526

			U.S. Government Agency Securities — 0.2%
	1,000		Federal National Mortgage Association, 8.200%, 03/10/16	1,274
	508		New Valley Generation II, Series 2001, 5.570%, 05/01/20	536

			Total U.S. Government Agency Securities (Cost $1,484)	1,810

			U.S. Treasury Obligations — 6.7%
			U.S. Treasury Bonds,
	3,500		7.125%, 02/15/23 (c)	4,774
	2,700		7.250%, 08/15/22	3,694
	2,275		8.000%, 11/15/21	3,257
	5,000		8.125%, 08/15/21 (c)	7,190
	2,500		8.875%, 08/15/17	3,570
	5,000		9.000%, 11/15/18	7,372
	5,125		9.125%, 05/15/18	7,550
			U.S. Treasury Bonds Coupon STRIPS,
	308		05/15/13	283
	2,000		11/15/14 (c)	1,722
	2,425		11/15/15 (c)	1,946
	3,900		05/15/16 (c)	3,053
	13,990		05/15/17 (c)	10,458
	165		08/15/17 (c)	121
	4,330		11/15/17 (c)	3,163
	555		05/15/18 (c)	395
	1,000		U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28	1,436
	95		U.S. Treasury Notes, 3.250%, 12/31/09	98

			Total U.S. Treasury Obligations (Cost $50,070)	60,082

SHARES

			Common Stocks — 0.0% (g)
			Airlines — 0.0% (g)
	11		Delta Air Lines, Inc. (a)	94

			Diversified Telecommunication Services — 0.0% (g)
	2		AboveNet, Inc. (a) (i)	62
	—	(h)	XO Holdings, Inc. (a)	—	(h)

				62
			Media — 0.0% (g)
	1		Time Warner Cable, Inc., Class A (a)	28

			Wireless Telecommunication Services — 0.0% (g)
	—	(h)	Sprint Nextel Corp.	—	(h)

			Total Common Stocks (Cost $779)	184

PRINCIPAL AMOUNT

			Loan Participations & Assignments — 2.5%
			Aerospace & Defense — 0.1%
	107		Hawker Beechcraft Acquisition Co. LLC, Letter of Credit, 5.762%, 03/26/14	55
	1,822		Hawker Beechcraft Acquisition Co. LLC, Term Loan, 5.762%, 03/26/14	938

				993

			Airlines — 0.1%
			Delta Airlines, Inc., 1st Lien Term Loan,
	935		4.581%, 04/30/14	593
	55		4.850%, 04/30/14	35

				628

			Auto Components — 0.0% (g)
	46		Delphi Corp., Subsequent Tranche C, (Germany), 8.500%, 12/31/08	12
	454		Delphi Corp., Term Loan C, (Germany), 8.500%, 12/31/08	118

				130

			Automobiles — 0.1%
	1,475		Ford Motor Co., Term Loan B, 4.430%, 12/15/13	600

			Building Products — 0.0% (g)
	73		Jacuzzi Brands Corp., 1st Lien Letter of Credit, 3.686%, 02/07/14	37
	822		Jacuzzi Brands Corp., 1st Lien Term Loan B, 3.686%, 02/07/14	411

				448

			Chemicals — 0.2%
	994		BOC Edwards, 1st Priority Lien, 3.436%, 05/31/14	646
	997		Lyondell Chemical Co., U.S. Tranche B1 Dollar Term Loan, 7.000%, 12/20/14	416
	496		Millenium Inorganic Chemical, 1st Lien, 6.012%, 05/15/14	320

				1,382

			Commercial Services & Supplies — 0.2%
	60		ARAMARK Corp., Letter of Credit, 5.468%, 01/26/14	47
	940		ARAMARK Corp., Term Loan, 5.637%, 01/26/14	745
	896		Clarke American Corp., Contract 2, Term Loan B, 6.262%, 05/01/14	497
	313		Clarke American Corp., Contract 3, Term Loan B, 6.383%, 05/01/14	174
	278		Clarke American Corp., Contract 4, Term Loan B, 6.383%, 05/01/14	154
	516		Clarke American Corp., Contract 6, Term Loan B, 6.262%, 05/01/14	287
	481		Clarke American Corp., Term Loan B, 6.262%, 05/01/14	267

				2,171

			Health Care Providers & Services — 0.2%
			Community Health Systems, Inc., Term Loan,
	83		4.017%, 07/25/14	61
	516		4.446%, 07/25/14	378
	35		5.367%, 07/25/14	25
	46		5.973%, 07/25/14	34
	590		HCA, Inc., Term Loan B, 6.012%, 11/18/13	441
			Vanguard Health Holding Co., Replacement Term Loan,
	311		3.686%, 09/23/11	257
	434		6.012%, 09/23/11	359

				1,555

			Hotels, Restaurants & Leisure — 0.2%
	1,000		Fontainebleau Las Vegas Holdings LLC, Initial Term Loan, 6.065%, 06/06/14	340
			Herbst Gaming, Term Loan B,
	704		10.500%, 01/03/14	310
	4		10.500%, 01/03/14	2
	103		10.500%, 01/03/14	45
	181		10.500%, 01/03/14	80
	175		Isle of Capri Casinos, Inc., Delayed Draw Term Loan A, 5.512%, 11/25/13	108
	232		Isle of Capri Casinos, Inc., Delayed Draw Term Loan B, 5.512%, 11/25/13	144
	581		Isle of Capri Casinos, Inc., Term Loan B, 5.512%, 11/25/13	360
	667		Venetian Macau, Term Loan B, 6.020%, 05/25/13	361

				1,750

			Household Products — 0.1%
	36		Spectrum Brands, Inc., Letter of Credit, 2.700%, 03/30/13	22
			Spectrum Brands, Inc., Term Loan B,
	156		5.768%, 03/30/13	94
	178		6.149%, 03/30/13	107
	1,339		7.500%, 03/30/13	807
	501		Spectrum Brands, Inc., Tranche 4, Term Loan B, 8.320%, 03/30/13	302

				1,332

			Independent Power Producers & Energy Traders — 0.6%
	3,333		Calpine Corp., 1st Priority Lien, 6.645%, 03/29/14	2,337
	293		NRG Energy, Inc. (Opco), Credit-Linked Deposit, 3.662%, 02/01/13	245
	1,868		NRG Energy, Inc. (Opco), Term Loan B, 5.262%, 02/01/13	1,562
			TXU, Initial Tranche B-2 Term Loan,
	1,086		5.267%, 10/10/14	740
	387		5.888%, 10/10/14	264
	11		7.262%, 10/10/14	8

				5,156

			IT Services — 0.2%
	990		CompuCom Systems, Term Loan, 4.940%, 08/23/14	693
	25		First Data Corp., Contract 2, Initial Tranche B1, Term Loan, 6.512%, 09/24/14	16
			First Data Corp., Initial Tranche B1, Term Loan,
	361		4.149%, 09/24/14	244
	11		5.947%, 09/24/14	8
			First Data Corp., Initial Tranche B3,
	557		5.947%, 09/24/14	376
	37		6.512%, 09/24/14	25

				1,362

			Leisure Equipment & Products — 0.0% (g)
	308		True Temper Sports, Inc., 2nd Lien Term Loan, (Germany), 9.334%, 06/30/11	208

			Media — 0.3%
	28		Cenveo Corp., Delayed Draw Term Loan C, 4.954%, 06/21/13	18
	965		Cenveo Corp., Term Loan C, 4.954%, 06/21/13	637
	993		Charter Communications 1st Lien, (Germany), 5.470%, 03/06/14	669
	146		High Plains Broadcasting, Term Loan, 8.210%, 09/14/16	57
			Idearc, Inc., Term Loan B,
	64		3.440%, 11/17/14	21
	1,425		5.770%, 11/17/14	462
	550		Newport Television LLC, Term Loan, 8.210%, 09/14/16	215
	30		Univision Communications, Inc., 1st Lien Term Loan, 3.686%, 03/01/09	13
	470		Univision Communications, Inc., 1st Lien Term Loan, Contract 4, 3.686%, 03/01/09	209

				2,301

			Paper & Forest Products — 0.2%
	1,734		AbitibiBowater, Inc., Term Loan, (Canada), 11.500%, 03/30/09	1,428
	496		New Page Corp., Term Loan, 7.000%, 12/21/14	354

				1,782

			Textiles, Apparel & Luxury Goods — 0.0% (g)
	448		Polymer Group, Inc., Bank Debt, Term Loan B, 5.730%, 11/22/12	336

			Total Loan Participations & Assignments (Cost $33,620)	22,134

			Total Long-Term Investments (Cost $856,323)	767,883

NUMBER OF WARRANTS

			Warrants - 0.0% (g)
			Diversified Telecommunication Services — 0.0% (g)
	1		AboveNet, Inc., Class A, expiring 09/08/10 (Strike Price $24.00) (a) (f) (i)	7
			XO Holdings, Inc.,
	2		Class B, expiring 01/16/10 (Strike Price $6.25) (a)	—	(h)
	1		Class B, expiring 01/16/10 (Strike Price $7.50) (a)	—	(h)

				7

			Total Warrants (Cost $111)	7

SHARES

			Short-Term Investment — 0.1%
			Investment Company — 0.1%
	816		JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares 12/31/49 (Cost $816)	816

			Investments of Cash Collateral for Securities on Loan — 4.8%
			Investment Company — 4.8%
	43,089		JPMorgan Prime Money Market Fund, Capital Shares (Cost $43,089)	43,089

			Total Investments — 90.3% (Cost $900,339)	811,795
			Other Assets in Excess of Liabilities — 9.7%	87,442

			NET ASSETS — 100.0%	$899,237

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
5	30 Year U.S. Treasury Bond	03/20/09	$637	$13
3	5 Year U.S. Treasury Note	03/31/09	350	4
	Short Futures Outstanding
(2)	10 Year U.S. Treasury Note	03/31/09	(242)	—
(2)	2 Year U.S. Treasury Note	03/31/09	(434)	—

				$17

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ABS	—	Asset-Based Security
ARM	—	Adjustable Rate Mortgage
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
GO	—	General Obligation
IF	—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2008. The rate may be subject to a cap and floor.

IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

MBIA	—	Municipal Bond Insurance Association Corp.
PIK	—	Payment-In-Kind
PO	—

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The rate shown is the rate in effect as of November 30, 2008.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2008.

(a)	Non-income producing security.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(d)	Defaulted Security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $1,466,000 which amounts to 0.2% of total investments (excluding cash collateral for securities on loan).

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(y)	Security was purchased prior to its affiliate with JPMorgan Chase & Co.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,320
Aggregate gross unrealized depreciation	(109,864)
Net unrealized appreciation/depreciation	(88,544)

Federal income tax cost of investments	900,339

Credit Default Swaps
		BUY/SELL	FUND PAYS/RECEIVES	TERMINATION	NOTIONAL
REFERENCED OBLIGATION	SWAP COUNTERPARTY	PROTECTION	FIXED RATE (r)	DATE	AMOUNT	VALUE
FSA Global Funding Ltd, 6.110%, 6/29/15	Goldman Sachs Capital Management	Sell	1.950% quarterly	03/20/13	1,000	(259)

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
JPM CORE Plus Bond
Level 1 - Quoted prices	$ 44,089	$ 17	$ -
Level 2 - Other significant observable inputs	766,241	-	(259)
Level 3 - Significant unobservable inputs	1,465	-	-
Total	$ 811,795	$ 17	$ (259)

† Liabilities in securities sold short may include written options. * Other financial instruments may include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
JPM CORE Plus Bond
Balance as of 02/29/08	$ 50	$ -	$ -
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	68	-	-
Net amortization/accretion	(111)	-	-
Net purchases (sales)	-	-	-
Net transfers in (out) of Level 3	1,458	-	-
Balance as of 11/30/08	$ 1,465	$ -	$ -

† Liabilities in securities sold short may include written options.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — 91.6%
		Collateralized Mortgage Obligations — 48.1%
		Agency CMO — 48.1%
		Federal Home Loan Mortgage Corp. REMICS,
162		Series 1343, Class LA, 8.000%, 08/15/22	176
1,129		Series 1367, Class K, 5.500%, 09/15/22	1,201
230		Series 1591, Class E, 10.000%, 10/15/23	266
8		Series 1625, Class SC, IF, 10.706%, 12/15/08	8
2,096		Series 1633, Class Z, 6.500%, 12/15/23	2,187
3,000		Series 1694, Class PK, 6.500%, 03/15/24	3,133
8,837		Series 1785, Class A, 6.000%, 10/15/23	9,202
614		Series 1999, Class PU, 7.000%, 10/15/27	637
1,135		Series 2031, Class PG, 7.000%, 02/15/28	1,232
2,989		Series 2035, Class PC, 6.950%, 03/15/28	3,147
2,845		Series 2064, Class PD, 6.500%, 06/15/28 (m)	2,941
2,683		Series 2095, Class PE, 6.000%, 11/15/28	2,768
778		Series 2152, Class BD, 6.500%, 05/15/29	832
5,957		Series 2162, Class TH, 6.000%, 06/15/29	6,150
493		Series 2345, Class PQ, 6.500%, 08/15/16	520
2,876		Series 2367, Class ME, 6.500%, 10/15/31	2,951
11,848		Series 2480, Class EJ, 6.000%, 08/15/32	12,109
6,000		Series 2562, Class PG, 5.000%, 01/15/18	6,034
5,476		Series 2571, Class PV, 5.500%, 01/15/14	5,676
10,000		Series 2580, Class QM, 5.000%, 10/15/31	9,848
2,632		Series 2611, Class QZ, 5.000%, 05/15/33	2,467
10,000		Series 2630, Class KS, 4.000%, 01/15/17	9,901
10,000		Series 2631, Class TE, 4.500%, 02/15/28	9,850
1,291		Series 2647, Class A, 3.250%, 04/15/32	1,187
6,353		Series 2651, Class VZ, 4.500%, 07/15/18	6,261
9,000		Series 2656, Class BG, 5.000%, 10/15/32	9,053
10,000		Series 2684, Class PD, 5.000%, 03/15/29	10,049
2,500		Series 2688, Class DG, 4.500%, 10/15/23	2,318
8,588		Series 2727, Class PE, 4.500%, 07/15/32	8,430
5,000		Series 2749, Class TD, 5.000%, 06/15/21	5,038
6,000		Series 2773, Class TB, 4.000%, 04/15/19	5,634
4,730		Series 2780, Class TD, 5.000%, 04/15/28	4,764
7,450		Series 2841, Class AT, 4.000%, 08/15/19	6,970
3,967		Series 2882, Class QD, 4.500%, 07/15/34	3,874
5,888		Series 2927, Class GA, 5.500%, 10/15/34	6,091
5,000		Series 2929, Class PC, 5.000%, 01/15/28	5,026
5,500		Series 2931, Class QD, 4.500%, 02/15/20	5,379
14,723		Series 2976, Class HP, 4.500%, 01/15/33	14,781
10,600		Series 3036, Class ND, 5.000%, 05/15/34 (m)	10,467
4,896		Series 3045, Class HN, 4.500%, 09/15/33	4,902
3,697		Series 3085, Class VS, IF, 23.030%, 12/15/35	4,616
5,500		Series 3114, Class KB, 5.000%, 09/15/27	5,608
7,887		Series 3181, Class OP, PO, 07/15/36	7,045
23,076		Series 3325, Class JL, 5.500%, 06/15/37	23,904
169		Federal Home Loan Mortgage Corp. STRIPS, Series 155, Class IO, IO, 7.000%, 11/01/23	41
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
3,342		Series T-51, Class 1A, VAR, 6.500%, 09/25/43	3,385
3,834		Series T-54, Class 2A, 6.500%, 02/25/43	3,864
1,566		Series T-56, Class A, PO, 05/25/43	1,100
2,435		Federal National Mortgage Association Grantor Trust, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	2,466
		Federal National Mortgage Association Interest STRIPS,
4,990		Series 278, Class 1, VAR, 4.510%, 08/01/25	4,367
2,388		Series 278, Class 3, VAR, 4.346%, 11/01/23	2,092
4,743		Series 343, Class 23, IO, 4.000%, 10/01/18	384
		Federal National Mortgage Association REMICS,
228		Series 1988-16, Class B, 9.500%, 06/25/18 (m)	252
195		Series 1990-57, Class J, 7.000%, 05/25/20 (m)	206
534		Series 1993-110, Class H, 6.500%, 05/25/23	565
418		Series 1993-146, Class E, PO, 05/25/23	375
7,400		Series 1993-155, Class PJ, 7.000%, 09/25/23	7,910
80		Series 1993-205, Class H, PO, 09/25/23	75
113		Series 1993-217, Class H, PO, 08/25/23	107
87		Series 1993-228, Class G, PO, 09/25/23	62
2,625		Series 1994-37, Class L, 6.500%, 03/25/24	2,769
9,094		Series 1994-43, Class PJ, 6.350%, 12/25/23	9,260
9,410		Series 1994-51, Class PV, 6.000%, 03/25/24	9,842
5,042		Series 1994-62, Class PJ, 7.000%, 01/25/24	5,207
187		Series 1994-86, Class PJ, 6.000%, 06/25/09	187
5,316		Series 1998-58, Class PC, 6.500%, 10/25/28	5,471
830		Series 2000-8, Class Z, 7.500%, 02/20/30	899
3,924		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	833
1,442		Series 2002-2, Class UC, 6.000%, 02/25/17	1,491
2,589		Series 2002-3, Class PG, 5.500%, 02/25/17	2,657
6,502		Series 2002-73, Class OE, 5.000%, 11/25/17	6,509
3,749		Series 2002-86, Class EJ, 5.500%, 12/25/32	3,778
3,275		Series 2002-92, Class FB, VAR, 2.045%, 04/25/30	3,217
6,473		Series 2003-21, Class PZ, 4.500%, 03/25/33	5,879
15,200		Series 2003-35, Class MD, 5.000%, 11/25/16	15,370
1,242		Series 2003-67, Class SA, IF, HB, 36.433%, 10/25/31	1,686
4,351		Series 2003-70, Class BE, 3.500%, 12/25/25	4,324
5,000		Series 2003-74, Class VL, 5.500%, 11/25/22	5,064
20,000		Series 2003-81, Class MC, 5.000%, 12/25/32 (m)	20,150
10,000		Series 2003-128, Class DY, 4.500%, 01/25/24 (m)	9,384
4,716		Series 2004-46, Class QD, IF, 18.420%, 03/25/34	5,115
6,723		Series 2004-54, Class FL, VAR, 1.795%, 07/25/34	6,699
12,739		Series 2004-60, Class PA, 5.500%, 04/25/34	12,912
5,000		Series 2005-16, Class LC, 5.500%, 05/25/28	5,035
4,061		Series 2005-29, Class AK, 4.500%, 04/25/35	4,118
8,845		Series 2005-58, Class EP, 5.500%, 07/25/35	9,215
8,005		Series 2005-83, Class LA, 5.500%, 10/25/35	8,392
39,977		Series 2006-51, Class FP, VAR, 1.745%, 03/25/36	39,396
3,583		Series 2006-69, Class SP, IF, 11.934%, 05/25/30	3,681
747		Series 2006-81, Class FA, VAR, 1.745%, 09/25/36	717
8,275		Series 2006-110, Class PO, PO, 11/25/36	6,384
43		Series G92-35, Class EB, 7.500%, 07/25/22	46
556		Series G92-44, Class ZQ, 8.000%, 07/25/22	600
		Federal National Mortgage Association Whole Loan,
705		Series 1999-W4, Class A9, 6.250%, 02/25/29	714
5,110		Series 2002-W7, Class A4, 6.000%, 06/25/29	5,252
1,781		Series 2003-W1, Class 1A1, 6.500%, 12/25/42	1,804
826		Series 2003-W1, Class 2A, 7.500%, 12/25/42	866
8,175		Series 2003-W18, Class 1A6, 5.370%, 08/25/43	7,851
6,550		Series 2005-W1, Class 1A2, 6.500%, 10/25/44	6,667
		Government National Mortgage Association,
1,361		Series 1998-22, Class PD, 6.500%, 09/20/28	1,415
782		Series 1999-17, Class L, 6.000%, 05/20/29	816
6,000		Series 2001-10, Class PE, 6.500%, 03/16/31	6,287
5,838		Series 2001-64, Class PB, 6.500%, 12/20/31	6,139
30,138		Series 2003-59, Class XA, IO, VAR, 1.977%, 06/16/34	1,510
3,285		Series 2004-27, Class PD, 5.500%, 04/20/34	3,266
3,391		Series 2004-62, Class VA, 5.500%, 07/20/15	3,515
16,464		Series 2005-28, Class AJ, 5.500%, 04/20/35	17,367

			551,640

		Total Collateralized Mortgage Obligations (Cost $538,733)	551,640

		Mortgage Pass-Through Securities — 12.5%
		Federal Home Loan Mortgage Corp.,
43		ARM, 5.473%, 04/01/30	43
399		ARM, 5.548%, 01/01/27	397
9,488		ARM, 6.053%, 03/01/37	9,686
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
1,390		5.000%, 12/01/13 - 12/01/16	1,410
1,393		6.000%, 04/01/14	1,420
1,738		6.500%, 12/01/12 - 06/01/14	1,787
—	(h)	7.000%, 12/01/14	—	(h)
60		7.500%, 04/01/09 - 09/01/10	61
15		8.500%, 01/01/10	15
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
2,941		5.500%, 11/01/33	2,991
811		6.000%, 02/01/32	833
2,667		6.500%, 01/01/24 - 07/01/29	2,771
2,316		7.000%, 08/01/25 - 09/01/29 (m)	2,425
130		7.500%, 09/01/24 - 08/01/25	137
164		8.000%, 11/01/24 - 09/01/25	173
341		8.500%, 05/01/24 - 07/01/28	367
13		9.000%, 10/01/17 - 11/01/21	14
3,226		Federal Home Loan Mortgage Corp. Gold Pools, Other, 4.500%, 05/01/24	3,199
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
7		9.000%, 08/01/09 - 12/01/09	7
—	(h)	9.500%, 04/01/16	—	(h)
		Federal National Mortgage Association, 15 Year, Single Family,
5,705		4.000%, 04/01/19	5,643
4,933		4.500%, 03/01/19	4,982
3,714		5.500%, 11/01/16 - 03/01/18	3,806
582		6.000%, 03/01/11 - 08/01/14	595
50		6.500%, 12/01/10	52
45		7.000%, 07/01/10	46
334		8.000%, 11/01/12	348
3,587		Federal National Mortgage Association, 20 Year, Single Family, 6.000%, 03/01/22	3,682
		Federal National Mortgage Association, 30 Year, Single Family,
4,359		4.500%, 03/01/38	4,296
7,391		5.000%, 11/01/33	7,457
55,971		5.500%, 02/01/29 - 05/01/36 (m)	57,013
7,635		6.000%, 07/01/36	7,810
1,545		6.500%, 06/01/26 - 04/01/32	1,599
8,704		7.000%, 02/01/24 - 03/01/35	9,162
474		7.500%, 03/01/30 - 04/01/30	499
—	(h)	9.000%, 12/01/24	—	(h)
277		10.000%, 10/01/16 - 11/01/21	321
		Federal National Mortgage Association, Other,
2,190		5.000%, 11/01/23	2,214
367		6.000%, 09/01/28	379
175		7.500%, 06/01/14 - 07/01/14	186
99		Government National Mortgage Association II, ARM, 4.625%, 07/20/27 (m)	98
407		Government National Mortgage Association II, 30 Year, Single Family, 8.000%, 11/20/26 - 11/20/27	435
4		Government National Mortgage Association, 15 Year, Single Family, 6.500%, 05/15/09	4
		Government National Mortgage Association, 30 Year, Single Family,
76		6.000%, 10/15/23	79
1,764		6.500%, 05/15/23 - 02/15/24 (m)	1,818
738		7.000%, 12/15/22 - 06/15/28	765
981		7.500%, 02/15/22 - 02/15/28	1,038
567		8.000%, 07/15/22 - 12/20/26	607
24		8.500%, 10/15/24	26
836		9.000%, 04/15/09 - 11/15/24	908
56		9.500%, 07/15/09 - 12/15/20	62
1		11.000%, 11/15/09	1

		Total Mortgage Pass-Through Securities (Cost $141,096)	143,667

		U.S. Government Agency Securities — 12.9%
12,824		Federal Farm Credit Bank, 5.750%, 12/07/28	14,415
		Federal National Mortgage Association,
21,000		Zero Coupon, 10/09/19	11,502
10,000		6.250%, 05/15/29	12,001
9,200		Federal National Mortgage Association STRIPS, 05/29/26	4,012
26,153		Financing Corp. Fico, Series 12P, 12/06/18	17,197
		Residual Funding Principal STRIPS,
78,000		07/15/20	46,788
5,000		04/15/30	2,049
		Resolution Funding Corp. Interest STRIPS,
50,000		07/15/20	29,843
15,000		04/15/28	6,620
4,500		Tennessee Valley Authority STRIPS, 07/15/16	3,378

		Total U.S. Government Agency Securities (Cost $122,918)	147,805

		U.S. Treasury Obligations — 18.1%
		U.S. Treasury Bonds,
2,500		7.130%, 02/15/23	3,410
13,140		7.250%, 05/15/16 (c)	16,851
3,935		7.250%, 08/15/22	5,385
3,635		8.000%, 11/15/21	5,204
4,085		8.875%, 08/15/17	5,833
1,020		9.000%, 11/15/18	1,504
		U.S. Treasury Bonds Coupon STRIPS,
5,845		02/15/15 (c)	4,830
1,655		05/15/15 (c)	1,358
2,500		08/15/15 (c)	2,009
8,810		11/15/15 (c)	7,071
1,190		05/15/16 (c)	931
72,500		U.S. Treasury Bonds Principal STRIPS 05/15/20 (c)	45,635
		U.S. Treasury Inflation Indexed Notes,
25,000		1.375%, 07/15/18	22,715
1,450		1.625%, 01/15/15 (c)	1,456
25,000		2.375%, 04/15/11	25,910
		U.S. Treasury Notes,
2,085		3.875%, 02/15/13	2,290
6,430		4.250%, 08/15/13 (c)	7,159
25,000		4.250%, 11/15/17 (c)	27,611
10,000		4.500%, 09/30/11	10,922
2,015		4.750%, 05/15/14 (c)	2,309
6,750		5.750%, 08/15/10 (c)	7,315

		Total U.S. Treasury Obligations (Cost $191,752)	207,708

		Total Long-Term Investments (Cost $994,499)	1,050,820

SHARES

		Short-Term Investment — 7.9%
		Investment Company — 7.9%
91,016		JPMorgan U.S. Government Money Market Fund, Institutional Class Shares (b) (Cost $91,016)	91,016

PRINCIPAL AMOUNT ($)

		Investments of Cash Collateral for Securities on Loan — 5.5%
		Repurchase Agreements — 5.5%
12,000		Banc of America Securities LLC, 0.350%, dated 11/28/08, due 12/01/08, repurchase price $12,000, collateralized by U.S. Government Agency Mortgages with a value of $12,240	12,000
12,000		Citigroup Global Markets, Inc., 0.760%, dated 11/28/08, due 12/01/08, repurchase price $12,001, collateralized by U.S. Government Agency Mortgages with a value of $12,240	12,000
13,386		Deutsche Bank Securities, Inc., 0.300%, dated 11/28/08, due 12/01/08, repurchase price $13,386, collateralized by U.S. Government Agency Mortgages with a value of $13,654	13,386
12,000		Merrill Lynch Securities, 0.250%, dated 11/28/08, due 12/01/08, repurchase price $12,000, collateralized by U.S. Government Agency Mortgages with a value of $12,240	12,000
13,000		Morgan Stanley, 0.270%, dated 11/28/08, due 12/01/08, repurchase price $13,000, collateralized by U.S. Government Agency Mortgages with a value of $13,263	13,000

		Total Investments of Cash Collateral for Securities on Loan (Cost $62,386)	62,386

		Total Investments — 105.0% (Cost $1,147,901 )	1,204,222

		Liabilities in Excess of Other Assets — (5.0)%	(56,840)

		NET ASSETS — 100.0%	$1,147,382

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage
CMO	—	Collateralized Mortgage Obligation
IF	—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2008. The rate may be subject to a cap and floor.

IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	—

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2008.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(h)	Amount rounds to less than one thousand (shares or dollars).
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$61,877
Aggregate gross unrealized depreciation	(5,556)

Net unrealized appreciation/depreciation	$56,321

Federal income tax cost of investments	$1,147,901

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 153,402	$ -
Level 2 - Other significant observable inputs	1,050,820	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 1,204,222	$ -

* Other financial instruments may include futures, forwards and swap contracts.
JPMorgan High Yield Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — 93.0%
		Asset-Backed Securities — 0.4%
303		Citigroup Mortgage Loan Trust, Inc., Series 2005-HE3, Class M12, VAR, 3.395%, 09/25/35 (e) (i)	2
460		Countrywide Asset-Backed Certificates, Series 2004-13, Class MV8, VAR, 3.095%, 01/25/35 (i)	47
		Long Beach Mortgage Loan Trust,
478		Series 2004-2, Class B, VAR, 4.895%, 06/25/34 (e) (i)	30
152		Series 2004-5, Class M6, VAR, 3.895%, 09/25/34 (i)	26
7,000		Unipac IX LLC, 13.000%, 04/11/13 (f) (i)	6,807

		Total Asset-Backed Securities (Cost $8,100)	6,912

		Convertible Bonds — 0.4%
		Automobiles — 0.0% (g)
2,000		Ford Motor Co., 4.250%, 12/15/36 (m)	615

		Capital Markets — 0.3%
5,400		Merrill Lynch & Co., Inc., Zero Coupon, 03/13/32	5,582

		Oil, Gas & Consumable Fuels — 0.1%
2,000		Massey Energy Co., 3.250%, 08/01/15	975

		Total Convertible Bonds (Cost $8,792)	7,172

		Corporate Bonds — 77.3%
		Aerospace & Defense — 1.0%
417		Alliant Techsystems, Inc., 6.750%, 04/01/16	357
151		Bombardier, Inc., (Canada), 6.750%, 05/01/12 (e)	128
151		DRS Technologies, Inc., 6.625%, 02/01/16	150
4,860		Esterline Technologies Corp., 6.625%, 03/01/17	3,985
		L-3 Communications Corp.,
4,000		5.875%, 01/15/15	3,240
11,650		6.375%, 10/15/15	9,669
151		7.625%, 06/15/12	140

			17,669

		Airlines — 2.0%
284		American Airlines Pass-Through Trust 1988, 10.210%, 01/01/10 (i)	244
		American Airlines Pass-Through Trust 1991,
6,508		10.180%, 01/02/13 (i)	3,449
1,983		10.320%, 07/30/14 (e) (i)	932
3,500		American Airlines Pass-Through Trust 1999, 7.024%, 04/15/11	3,308
1,974		American Airlines Pass-Through Trust 2001-01, 6.817%, 05/23/11 (c)	1,411
1,022		American Airlines Pass-Through Trust 2001-02, 6.978%, 04/01/11	899
		Continental Airlines, Inc.,
1,050		6.503%, 06/15/11	866
433		7.487%, 04/02/12	390
3,650		8.750%, 12/01/11	2,008
4,823		9.798%, 04/01/21 (m)	2,797
2,700		VAR, 3.161%, 06/02/13	1,944
		Delta Air Lines, Inc.,
739		6.619%, 03/18/11 (d)	621
5,525		7.111%, 09/18/11	4,392
4,000		7.570%, 11/18/10	3,360
4,507		8.021%, 08/10/22	2,254
7,750		8.300%, 12/15/29 (d)	116
2,807		8.954%, 08/10/14 (i)	1,404
2,500		10.125%, 05/15/10 (d)	37
4,000		Northwest Airlines, Inc., 7.027%, 11/01/19	2,640
		UAL Pass-Through Trust, Series 2007-1,
3,838		6.636%, 07/02/22	2,150
1,104		7.336%, 07/02/19 (e)	574
2,336		VAR, 5.359%, 07/02/14 (e) (i)	1,226

			37,022

		Auto Components — 0.3%
4,154		American Tire Distributors, Inc., 10.750%, 04/01/13 (c)	3,157
151		ArvinMeritor, Inc., 8.750%, 03/01/12	74
8,150		Delphi Corp., 7.125%, 05/01/29 (c) (d)	163
1,599		Goodyear Tire & Rubber Co. (The), 9.000%, 07/01/15	1,191
151		Tenneco, Inc., 8.625%, 11/15/14 (c)	56
1,970		TRW Automotive, Inc., 7.250%, 03/15/17 (c) (e)	906

			5,547

		Automobiles — 0.6%
6,000		Daimler Finance North America LLC, 7.200%, 09/01/09	5,587
1,000		Ford Holdings LLC, 9.300%, 03/01/30	230
		Ford Motor Co.,
2,200		7.125%, 11/15/25	440
1,735		7.450%, 07/16/31	434
1,489		9.215%, 09/15/21	357
2,650		9.980%, 02/15/47 (m)	610
		General Motors Corp.,
950		6.750%, 05/01/28	161
12,525		8.100%, 06/15/24 (m)	2,380
7,350		8.375%, 07/15/33 (c)	1,617

			11,816

		Beverages — 0.7%
		Constellation Brands, Inc.,
2,900		7.250%, 09/01/16	2,407
6,450		7.250%, 05/15/17	5,354
6,715		8.375%, 12/15/14	5,842

			13,603

		Building Products — 0.1%
		Associated Materials, Inc.,
614		9.750%, 04/15/12 (c)	525
1,750		SUB, 0.000%, 03/01/14	892

			1,417

		Chemicals — 1.8%
2,100		Airgas, Inc., 7.125%, 10/01/18 (e)	1,680
500		M&G Finance Corp., 7.670%, 04/16/09 (f) (i)	495
		Mosaic Co. (The),
4,675		7.375%, 12/01/14 (e)	3,974
525		7.625%, 12/01/16 (e)	451
151		Nalco Co., 7.750%, 11/15/11	134
151		Nova Chemicals Corp., (Canada), 6.500%, 01/15/12	105
16,875		PolyOne Corp., 8.875%, 05/01/12	10,315
4,705		Sterling Chemicals, Inc., 10.250%, 04/01/15	4,517
5,350		Terra Capital, Inc., 7.000%, 02/01/17	3,865
10,300		Westlake Chemical Corp., 6.625%, 01/15/16 (m)	7,004

			32,540

		Commercial Banks — 1.1%
10,790		Manufacturers & Traders Trust Co., 5.629%, 12/01/21	8,505
2,000		National City Bank, 5.800%, 06/07/17	1,619
1,250		National City Bank of Indiana, 4.250%, 07/01/18	861
4,000		Wachovia Capital Trust III, 5.800%, 03/15/11 (x)	1,720
6,875		Wells Fargo Capital XV, 9.750%, 09/26/13 (x)	6,497

			19,202

		Commercial Services & Supplies — 1.8%
		Allied Waste North America, Inc.,
2,401		5.750%, 02/15/11	2,221
1,200		6.125%, 02/15/14 (c)	1,041
4,400		6.875%, 06/01/17	3,828
5,870		7.125%, 05/15/16 (m)	5,166
1,750		7.250%, 03/15/15	1,544
4,000		7.875%, 04/15/13 (m)	3,740
2,000		Casella Waste Systems, Inc., 9.750%, 02/01/13	1,740
		Cenveo Corp.,
2,385		7.875%, 12/01/13	1,195
3,975		10.500%, 08/15/16 (c) (e)	3,051
		Corrections Corp. of America,
1,822		6.250%, 03/15/13 (m)	1,603
2,150		6.750%, 01/31/14	1,924
2,025		7.500%, 05/01/11	1,924
1,050		FTI Consulting, Inc., 7.625%, 06/15/13	935
2,300		Iron Mountain, Inc., 8.000%, 06/15/20	1,771
		Quebecor World Capital Corp., (Canada),
6,500		6.125%, 11/15/13 (d) (m)	228
3,925		8.750%, 03/15/16 (c) (d)	255
2,700		9.750%, 01/15/15 (c) (d)	175

			32,341

		Computers & Peripherals — 0.5%
14,225		Seagate Technology HDD Holdings, (Cayman Islands), 6.800%, 10/01/16	8,891

		Construction & Engineering — 0.6%
16,950		United Rentals North America, Inc., 6.500%, 02/15/12	11,865

		Consumer Finance — 1.4%
2,825		ACE Cash Express, Inc., 10.250%, 10/01/14 (c) (e)	1,130
1,750		Discover Financial Services, 3.349%, 06/11/10	1,260
		Ford Motor Credit Co. LLC,
151		7.000%, 10/01/13	64
3,000		7.800%, 06/01/12	1,294
7,420		8.000%, 12/15/16 (m)	3,127
10,865		8.625%, 11/01/10 (m)	5,433
7,020		9.875%, 08/10/11	3,300
6,410		VAR, 7.569%, 01/13/12 (m)	2,820
		GMAC LLC,
400		6.625%, 05/15/12	140
8,651		6.750%, 12/01/14	2,811
850		7.000%, 02/01/12 (m)	301
13,500		8.000%, 11/01/31 (m)	3,551

			25,231

		Containers & Packaging — 1.1%
2,551		Ball Corp., 6.875%, 12/15/12	2,392
		Berry Plastics Holding Corp.,
2,285		VAR, 9.502%, 02/15/15	1,691
4,125		8.875%, 09/15/14	2,186
		Constar International, Inc.,
17,340		11.000%, 12/01/12 (c)	1,474
5,550		VAR, 5.524%, 02/15/12 (c)	2,497
151		Crown Americas LLC/Crown Americas Capital Corp., 7.750%, 11/15/15	137
151		Graphic Packaging International, Inc., 8.500%, 08/15/11	124
		Owens Brockway Glass Container, Inc.,
2,651		6.750%, 12/01/14 (m)	2,306
3,000		8.250%, 05/15/13 (m)	2,820
4,450		Plastipak Holdings, Inc., 8.500%, 12/15/15 (e)	3,048
3,238		Portola Packaging, Inc., 8.250%, 02/01/12 (d)	1,554

			20,229

		Diversified Consumer Services — 1.4%
1,000		Carriage Services, Inc., 7.875%, 01/15/15	800
9,700		Knowledge Learning Corp., Inc., 7.750%, 02/01/15 (e)	6,790
3,450		Mac-Gray Corp., 7.625%, 08/15/15	3,174
		Service Corp. International,
925		6.750%, 04/01/15	703
3,650		7.000%, 06/15/17 (m)	2,628
1,700		7.375%, 10/01/14 (m)	1,377
2,200		7.875%, 02/01/13 (m)	2,024
3,530		Sotheby’s, 7.750%, 06/15/15 (e)	1,447
8,917		Stewart Enterprises, Inc., 6.250%, 02/15/13	7,223

			26,166

		Diversified Financial Services — 0.2%
11,450		Goldman Sachs Capital II, VAR, 5.793%, 06/01/12 (x)	4,300

		Diversified Telecommunication Services — 2.7%
		Cincinnati Bell, Inc.,
151		7.000%, 02/15/15	108
3,837		7.250%, 07/15/13	3,146
		Frontier Communications Corp.,
1,651		6.250%, 01/15/13	1,292
4,800		9.250%, 05/15/11 (m)	4,116
		Level 3 Financing, Inc.,
300		8.750%, 02/15/17	145
7,000		9.250%, 11/01/14 (m)	3,675
800		12.250%, 03/15/13	460
250		VAR, 6.845%, 02/15/15	109
1,145		PAETEC Holding Corp., 9.500%, 07/15/15 (c)	638
		Qwest Corp.,
1,000		6.500%, 06/01/17	700
1,000		7.500%, 10/01/14 (m)	770
11,300		7.625%, 06/15/15 (m)	8,531
9,151		7.875%, 09/01/11 (m)	7,550
2,400		8.875%, 03/15/12	1,980
6,975		Time Warner Telecom Holdings, Inc., 9.250%, 02/15/14	5,510
1,000		Verizon Communications, Inc., 8.750%, 11/01/18	1,000
		Windstream Corp.,
500		7.000%, 03/15/19	346
7,235		8.125%, 08/01/13	5,969
3,350		8.625%, 08/01/16	2,613

			48,658

		Electric Utilities — 0.6%
1,200		Ipalco Enterprises, Inc., 7.250%, 04/01/16 (e)	912
863		Nevada Power Co., 8.250%, 06/01/11	866
2,500		PNM Resources, Inc., 9.250%, 05/15/15	1,962
8,000		Public Service Co. of New Mexico, 7.950%, 05/15/18	6,961

			10,701

		Electrical Equipment — 0.2%
1,750		Belden, Inc., 7.000%, 03/15/17	1,304
		General Cable Corp.,
1,730		7.125%, 04/01/17 (c)	1,090
1,800		VAR, 6.258%, 04/01/15	1,026

			3,420

		Electronic Equipment, Instruments & Components — 1.3%
151		Celestica, Inc., (Canada), 7.875%, 07/01/11	128
		Flextronics International Ltd., (Singapore),
8,075		6.250%, 11/15/14	5,975
1,701		6.500%, 05/15/13	1,327
4,180		Intcomex, Inc., 11.750%, 01/15/11 (i)	1,672
		Sanmina-SCI Corp.,
2,151		6.750%, 03/01/13	1,076
3,970		VAR, 5.569%, 06/15/14 (e)	2,660
2,219		Smart Modular Technologies, Inc., (Cayman Islands), VAR, 9.382%, 04/01/12 (f) (i)	1,792
11,975		Viasystems, Inc., 10.500%, 01/15/11	9,101

			23,731

		Energy Equipment & Services — 1.7%
		Bristow Group, Inc.,
3,950		6.125%, 06/15/13	2,883
450		7.500%, 09/15/17	311
6,225		Calfrac Holdings LP, 7.750%, 02/15/15 (e)	3,486
6,500		Forbes Energy Services Ltd., (Bermuda), 11.000%, 02/15/15	4,225
7,500		Helix Energy Solutions Group, Inc., 9.500%, 01/15/16 (e)	3,937
9,350		Key Energy Services, Inc., 8.375%, 12/01/14	6,522
1,036		Oslo Seismic Services, Inc., 8.280%, 06/01/11	1,068
8,201		PHI, Inc., 7.125%, 04/15/13	5,003
5,375		Pride International, Inc., 7.375%, 07/15/14 (m)	4,582

			32,017

		Food & Staples Retailing — 1.1%
151		Ahold Finance USA, Inc., 8.250%, 07/15/10	152
6,250		Golden State Foods Corp., 9.240%, 01/10/12 (e) (i)	6,641
151		New Albertson’s, Inc., 7.500%, 02/15/11	140
		Rite Aid Corp.,
10,900		7.500%, 03/01/17 (c)	6,213
1,000		10.375%, 07/15/16 (c)	670
		Stater Brothers Holdings,
1,900		7.750%, 04/15/15	1,520
1,750		8.125%, 06/15/12	1,522
4,700		SUPERVALU, Inc., 7.500%, 11/15/14	3,666

			20,524

		Food Products — 2.3%
		Chiquita Brands International, Inc.,
16,182		7.500%, 11/01/14 (c)	11,004
4,400		8.875%, 12/01/15 (c)	3,124
5,630		Dean Foods Co., 7.000%, 06/01/16 (c)	4,377
151		Del Monte Corp., 8.625%, 12/15/12	137
		Dole Food Co., Inc.,
1,500		7.250%, 06/15/10	1,058
5,425		8.625%, 05/01/09 (c)	4,855
13,071		Eurofresh, Inc., 11.500%, 01/15/13 (c) (e)	4,967
6,715		Land O’ Lakes, Inc., 9.000%, 12/15/10 (m)	6,682
10,305		Pilgrim’s Pride Corp., 7.625%, 05/01/15 (m)	1,391
		Smithfield Foods, Inc.,
1,125		7.000%, 08/01/11	675
2,651		7.750%, 05/15/13	1,458
3,750		7.750%, 07/01/17	1,959

			41,687

		Health Care Equipment & Supplies — 1.0%
4,600		Bausch & Lomb, Inc., 9.875%, 11/01/15 (c) (e)	3,542
15,135		Biomet, Inc., 10.000%, 10/15/17	13,621
2,250		Cooper Cos., Inc. (The), 7.125%, 02/15/15	1,682

			18,845

		Health Care Providers & Services — 6.6%
10,630		Community Health Systems, Inc., 8.875%, 07/15/15	8,530
6,651		DaVita, Inc., 6.625%, 03/15/13	5,886
16,160		FMC Finance III S.A., (Luxembourg), 6.875%, 07/15/17	13,494
3,150		Fresenius Medical Care Capital Trust IV, 7.875%, 06/15/11	2,866
		HCA, Inc.,
2,550		6.300%, 10/01/12 (m)	1,823
1,275		6.750%, 07/15/13	816
2,050		9.125%, 11/15/14	1,666
16,400		9.250%, 11/15/16	13,325
3,150		IASIS Healthcare LLC/IASIS Capital Corp., 8.750%, 06/15/14	2,394
1,950		Medco Health Solutions, Inc., 7.125%, 03/15/18	1,716
12,511		Multiplan, Inc., 10.375%, 04/15/16 (e)	10,384
5,742		National Mentor Holdings, Inc., 11.250%, 07/01/14	4,766
		Omnicare, Inc.,
7,218		6.750%, 12/15/13	6,027
7,301		6.875%, 12/15/15	5,914
1,650		Psychiatric Solutions, Inc., 7.750%, 07/15/15	1,196
14,440		TeamHealth, Inc., 11.250%, 12/01/13 (m)	11,913
		Tenet Healthcare Corp.,
850		6.375%, 12/01/11	646
16,415		9.875%, 07/01/14 (m)	11,819
13,705		Vanguard Health Holding Co. II LLC, 9.000%, 10/01/14 (m)	10,964
		Ventas Realty LP/Ventas Capital Corp.,
2,500		6.750%, 04/01/17	1,875
3,250		9.000%, 05/01/12	2,974

			120,994

		Hotels, Restaurants & Leisure — 2.4%
151		Boyd Gaming Corp., 7.750%, 12/15/12 (c)	125
		Chukchansi Economic Development Authority,
2,000		8.000%, 11/15/13 (e)	920
2,000		VAR, 6.061%, 11/15/12 (e)	920
700		FireKeepers Development Authority, 13.875%, 05/01/15 (e)	455
4,000		Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250%, 06/15/15 (e)	520
200		Gaylord Entertainment Co., 6.750%, 11/15/14	108
		Host Hotels & Resorts LP,
700		6.875%, 11/01/14	483
1,000		7.000%, 08/15/12	750
151		7.125%, 11/01/13	110
1,920		Isle of Capri Casinos, Inc., 7.000%, 03/01/14 (c)	816
1,000		Mandalay Resort Group, 6.375%, 12/15/11	560
9,750		Mashantucket Western Pequot Tribe, 8.500%, 11/15/15 (c) (e)	3,705
		MGM Mirage, Inc.,
151		5.875%, 02/27/14	77
4,500		6.625%, 07/15/15 (c)	2,374
6,200		6.750%, 09/01/12	3,348
625		7.500%, 06/01/16 (c)	322
3,000		7.625%, 01/15/17 (c)	1,545
2,900		8.375%, 02/01/11 (c)	1,399
2,000		8.500%, 09/15/10	1,135
151		Mohegan Tribal Gaming Authority, 7.125%, 08/15/14	85
2,550		O’Charley’s, Inc., 9.000%, 11/01/13	1,020
1,500		OSI Restaurant Partners, Inc., 10.000%, 06/15/15 (c)	300
2,553		Pokagon Gaming Authority, 10.375%, 06/15/14 (e)	2,157
151		Royal Caribbean Cruises Ltd., (Liberia), 8.750%, 02/02/11	121
3,794		San Pasqual Casino, 8.000%, 09/15/13 (e)	2,808
9,350		Seminole Hard Rock Entertainment, Inc., VAR, 5.319%, 03/15/14 (e)	4,955
4,375		Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e)	1,969
		Six Flags, Inc.,
1,084		9.625%, 06/01/14 (c)	152
2,792		12.250%, 07/15/16 (e)	1,186
2,500		Speedway Motorsports, Inc., 6.750%, 06/01/13	1,784
151		Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 05/01/12	121
151		Station Casinos, Inc., 6.000%, 04/01/12 (c)	47
11,426		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14 (c)	8,084

			44,461

		Household Durables — 1.0%
4,650		DR Horton, Inc., 5.625%, 09/15/14	3,139
10,550		K Hovnanian Enterprises, Inc., 11.500%, 05/01/13 (e)	8,071
4,275		KB Home, 5.875%, 01/15/15	2,480
4,327		M/I Homes, Inc., 6.875%, 04/01/12 (c)	2,293
4,174		Meritage Homes Corp., 7.000%, 05/01/14	2,504

			18,487

		Household Products — 0.7%
2,900		Central Garden and Pet Co., 9.125%, 02/01/13 (c)	1,682
13,940		Jarden Corp., 7.500%, 05/01/17 (c)	9,061
		Spectrum Brands, Inc.,
4,975		7.375%, 02/01/15 (c)	995
3,000		PIK, 12.000%, 10/02/13 (c)	810

			12,548

		Independent Power Producers & Energy Traders — 5.1%
4,582		Calpine Generating Co. LLC 04/01/11 (d) (f)	57
		Dynegy Holdings, Inc.,
2,800		6.875%, 04/01/11	2,303
5,225		7.125%, 05/15/18	3,083
5,900		7.500%, 06/01/15	4,100
151		8.375%, 05/01/16	105
3,000		8.750%, 02/15/12 (c)	2,528
16,195		Dynegy Roseton/Danskammer Pass Through Trust, 7.670%, 11/08/16	11,552
		Edison Mission Energy,
5,200		7.000%, 05/15/17 (c)	3,900
2,925		7.200%, 05/15/19	2,135
151		7.500%, 06/15/13	123
5,400		7.750%, 06/15/16	4,226
1,172		FPL Energy Wind Funding LLC, 6.876%, 06/27/17 (e)	1,076
		Midwest Generation LLC,
5,457		8.300%, 07/02/09 (m)	5,225
6,511		8.560%, 01/02/16	5,958
		Mirant Americas Generation LLC,
10,725		8.300%, 05/01/11	9,921
7,130		8.500%, 10/01/21	4,991
7,501		Mirant North America LLC, 7.375%, 12/31/13	6,488
		NRG Energy, Inc.,
6,650		7.250%, 02/01/14	5,419
4,000		7.375%, 02/01/16	3,250
8,375		7.375%, 01/15/17	6,763
2,627		Ormat Funding Corp., 8.250%, 12/30/20 (m)	1,976
11,775		Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15 (c) (e)	7,536

			92,715

		Industrial Conglomerates — 0.7%
4,000		Cookson plc, (United Kingdom), 6.970%, 11/01/09 (f) (i)	3,894
		Harland Clarke Holdings Corp.,
975		9.500%, 05/15/15	429
275		VAR, 6.899%, 05/15/15	113
18,775		JB Poindexter & Co., Inc., 8.750%, 03/15/14 (m)	7,885

			12,321

		Industrial Machinery — 0.3%
4,075		Baldor Electric Co., 8.625%, 02/15/17	2,995
		RBS Global, Inc./Rexnord LLC,
3,975		8.875%, 09/01/16	2,464
575		9.500%, 08/01/14	403

			5,862

		Insurance — 0.8%
4,530		Crum & Forster Holdings Corp., 7.750%, 05/01/17	3,114
2,768		Fairfax Financial Holdings Ltd., (Canada), 7.750%, 06/15/17	2,329
		HUB International Holdings, Inc.,
4,250		9.000%, 12/15/14 (e)	2,810
5,900		10.250%, 06/15/15 (e)	3,245
4,000		Prudential Financial, Inc., 5.700%, 12/14/36	2,392
1,000		USI Holdings Corp., VAR, 6.024%, 11/15/14 (e)	411

			14,301

		Internet & Catalog Retail — 0.2%
3,522		Visant Corp., 7.625%, 10/01/12	2,818

		IT Services — 0.3%
1,000		Sungard Data Systems, Inc., 10.625%, 05/15/15 (e)	770
		Unisys Corp.,
9,301		8.000%, 10/15/12	3,813
2,500		12.500%, 01/15/16 (c)	1,000

			5,583

		Leisure Equipment & Products — 0.2%
2,650		Steinway Musical Instruments, Inc., 7.000%, 03/01/14 (e)	1,855
4,250		True Temper Sports, Inc., 8.375%, 09/15/11	1,360

			3,215

		Machinery — 1.2%
3,750		Gardner Denver, Inc., 8.000%, 05/01/13	3,338
9,605		Milacron Escrow Corp., 11.500%, 05/15/11	6,723
14,074		Polypore, Inc., 8.750%, 05/15/12 (m)	10,978
1,300		SPX Corp., 7.625%, 12/15/14 (e)	1,059
950		Valmont Industries, Inc., 6.875%, 05/01/14 (c)	765

			22,863

		Marine — 0.4%
2,000		Navios Maritime Holdings, Inc., (Marshall Islands), 9.500%, 12/15/14	1,200
600		Stena AB, (Sweden), 7.500%, 11/01/13	459
9,360		Ultrapetrol Bahamas Ltd., (Bahamas), 9.000%, 11/24/14	6,084

			7,743

		Media — 9.8%
		Adelphia Communications Corp.,
1,075		7.750%, 01/15/09 (d)	32
1,450		8.125%, 07/15/03 (d)	44
3,175		9.375%, 11/15/09 (d)	95
3,500		10.875%, 10/01/10 (d)	105
9,055		Adelphia Recovery Trust 12/31/49 (d)	181
2,200		Allbritton Communications Co., 7.750%, 12/15/12	1,276
4,150		Barrington Broadcasting Group LLC/Barrington Broadcasting Capital Corp., 10.500%, 08/15/14	1,608
10,975		Block Communications, Inc., 8.250%, 12/15/15 (e)	7,792
4,500		Cablevision Systems Corp., 8.000%, 04/15/12	3,690
4,100		CanWest MediaWorks LP, (Canada), 9.250%, 08/01/15 (c) (e)	1,353
4,425		CCH I Holdings LLC/CCH I Holdings Capital Corp., 11.125%, 01/15/14 (m)	620
5,472		CCH I LLC/CCH I Holdings Capital Corp., 11.000%, 10/01/15 (m)	1,450
7,758		CCH II LLC/CCH II Capital Corp., 10.250%, 10/01/13 (c) (e)	3,297
10,300		CCO Holdings LLC/CCO Holdings Capital Corp., 8.750%, 11/15/13 (c)	5,871
		Charter Communications Operating LLC/Charter Communications Operating Capital,
1,000		8.000%, 04/30/12 (e)	713
2,650		8.375%, 04/30/14 (c) (e)	1,802
3,000		10.875%, 09/15/14 (e)	2,152
		CSC Holdings, Inc.,
4,250		6.750%, 04/15/12 (c)	3,560
11,251		7.625%, 04/01/11	9,957
2,625		Dex Media West LLC/Dex Media Finance Co., 8.500%, 08/15/10	1,627
		DirecTV Holdings LLC/DirecTV Financing Co.,
8,926		6.375%, 06/15/15 (m)	7,252
7,250		7.625%, 05/15/16 (e)	6,181
9,400		8.375%, 03/15/13 (m)	8,648
		Echostar DBS Corp.,
3,600		6.625%, 10/01/14	2,574
19,901		7.000%, 10/01/13	14,926
5,275		Entercom Radio LLC/Entercom Capital, Inc., 7.625%, 03/01/14	3,007
5,375		Fisher Communications, Inc., 8.625%, 09/15/14	4,461
2,150		HSN, Inc., 11.250%, 08/01/16 (e)	1,655
7,140		Idearc, Inc., 8.000%, 11/15/16 (m)	589
8,350		Intelsat Corp., 9.250%, 08/15/14 (c) (e)	7,202
1,000		Intelsat Intermediate Holding Co., Ltd., (Bermuda), SUB, 0.000%, 02/01/15 (e)	675
1,350		Intelsat Jackson Holdings Ltd., (Bermuda), 11.250%, 06/15/16	1,087
15,228		Intelsat Subsidiary Holding Co., Ltd., (Bermuda), 8.875%, 01/15/15 (e)	12,715
		Lamar Media Corp.,
9,795		6.625%, 08/15/15 (c)	7,102
6,900		7.250%, 01/01/13 (c)	5,468
625		LBI Media, Inc., SUB, 11.000%, 10/15/13	219
151		Liberty Media LLC, 5.700%, 05/15/13	101
151		LIN Television Corp., 6.500%, 05/15/13 (c)	70
10,028		Mediacom LLC/Mediacom Capital Corp., 9.500%, 01/15/13 (c)	8,223
5,960		Nexstar Broadcasting, Inc., 7.000%, 01/15/14 (m)	2,920
2,205		Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc., SUB, 11.375%, 04/01/13	1,103
3,750		Quebecor Media, Inc., (Canada), 7.750%, 03/15/16	2,513
		Radio One, Inc.,
2,800		6.375%, 02/15/13	952
1,000		8.875%, 07/01/11 (c)	485
11		RH Donnelley Corp., 6.875%, 01/15/13	1
10,318		RH Donnelley, Inc., 11.750%, 05/15/15 (e)	2,734
		Valassis Communications, Inc.,
2,000		6.625%, 01/15/09 (c)	1,985
13,765		8.250%, 03/01/15 (c)	4,405
		Videotron Ltee, (Canada),
10,275		6.875%, 01/15/14 (m)	8,580
500		9.125%, 04/15/18 (e)	440
		Virgin Media Finance plc, (United Kingdom),
3,450		8.750%, 04/15/14 (c)	2,492
15,886		9.125%, 08/15/16	11,200
3,250		XM Satellite Radio Holdings, Inc., 13.000%, 08/01/13 (c) (e)	829

			180,019

		Metals & Mining — 1.1%
7,100		AK Steel Corp., 7.750%, 06/15/12	4,988
4,000		California Steel Industries, Inc., 6.125%, 03/15/14	2,440
200		CII Carbon LLC, 11.125%, 11/15/15 (e)	156
4,650		FMG Finance Pty Ltd., (Australia), 10.625%, 09/01/16 (e)	2,627
3,875		Gibraltar Industries, Inc., 8.000%, 12/01/15	2,422
1,000		Noranda Aluminium Acquisition Corp., VAR, 6.595%, 05/15/15	325
		Steel Dynamics, Inc.,
1,900		6.750%, 04/01/15	1,168
500		7.375%, 11/01/12	370
2,000		7.750%, 04/15/16 (e)	1,220
5,550		Wolverine Tube, Inc., 10.500%, 04/01/09 (c)	4,995

			20,711

		Multiline Retail — 0.4%
		Dollar General Corp.,
5,125		10.625%, 07/15/15 (c)	4,612
2,375		PIK, 11.875%, 07/15/17	1,906
151		JC Penney Corp., Inc., 8.000%, 03/01/10	137
151		Neiman-Marcus Group, Inc. (The), PIK, 9.000%, 10/15/15	64

			6,719

		Multi-Utilities — 2.7%
		AES Corp. (The),
1,500		8.000%, 10/15/17	1,035
2,000		8.000%, 06/01/20 (e)	1,280
23,707		8.750%, 05/15/13 (e)	20,862
151		CMS Energy Corp., 6.300%, 02/01/12	137
3,300		Energy Future Holdings Corp., 10.875%, 11/01/17 (e)	2,128
1,900		NorthWestern Corp., 5.875%, 11/01/14	1,691
		Reliant Energy, Inc.,
14,800		6.750%, 12/15/14	11,914
10,780		7.625%, 06/15/14	8,247
2,600		7.875%, 06/15/17 (c)	1,891

			49,185

		Office Electronics — 0.0% (g)
151		Xerox Corp., 7.125%, 06/15/10	142

		Oil, Gas & Consumable Fuels — 9.0%
7,250		AmeriGas Partners LP, 7.250%, 05/20/15	5,220
1,650		AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.125%, 05/20/16	1,155
9,410		Arch Western Finance LLC, 6.750%, 07/01/13	7,575
4,035		Berry Petroleum Co., 8.250%, 11/01/16	2,542
		Chesapeake Energy Corp.,
500		6.375%, 06/15/15 (c)	350
900		6.875%, 01/15/16	635
151		7.500%, 09/15/13	120
2,600		7.500%, 06/15/14 (m)	2,028
2,400		7.625%, 07/15/13	1,920
2,800		Copano Energy LLC/Copano Energy Finance Corp., 7.750%, 06/01/18 (e)	1,834
		El Paso Corp.,
4,000		6.875%, 06/15/14 (m)	2,965
3,400		7.250%, 06/01/18	2,363
1,500		7.875%, 06/15/12	1,250
4,750		El Paso Performance-Linked Trust, 7.750%, 07/15/11 (e)	3,940
		Encore Acquisition Co.,
3,438		6.000%, 07/15/15	2,269
3,525		6.250%, 04/15/14	2,432
6,350		7.250%, 12/01/17	4,128
3,000		Ferrell Gas Co., 7.420%, 08/01/13 (f) (i)	2,210
151		Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp., 6.750%, 05/01/14	106
2,400		Ferrellgas Partners LP, 6.750%, 05/01/14 (e)	1,680
		Forest Oil Corp.,
16,247		7.250%, 06/15/19 (e)	11,129
		Frontier Oil Corp.,
1,451		6.625%, 10/01/11	1,270
6,875		8.500%, 09/15/16	5,775
11,543		Holly Energy Partners LP, 6.250%, 03/01/15	7,388
		Inergy LP/Inergy Finance Corp.,
1,651		6.875%, 12/15/14	1,201
5,000		8.250%, 03/01/16	3,675
151		Kerr-McGee Corp., 6.875%, 09/15/11	146
		MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
2,452		6.875%, 11/01/14	1,618
1,650		8.750%, 04/15/18	1,040
2,625		Massey Energy Co., 6.875%, 12/15/13	1,778
		Newfield Exploration Co.,
4,800		6.625%, 09/01/14 (c)	3,672
3,425		7.125%, 05/15/18	2,432
500		Northwest Pipeline Corp., 7.000%, 06/15/16	469
4,480		OPTI Canada, Inc., (Canada), 8.250%, 12/15/14	1,747
		Pacific Energy Partners LP/Pacific Energy Finance Corp.,
750		6.250%, 09/15/15 (m)	598
4,250		7.125%, 06/15/14 (m)	3,936
151		Peabody Energy Corp., 6.875%, 03/15/13	128
1,535		Premcor Refining Group, Inc. (The), 7.500%, 06/15/15	1,486
5,500		Quicksilver Resources, Inc., 8.250%, 08/01/15	3,547
		Range Resources Corp.,
400		7.250%, 05/01/18	318
14,858		7.500%, 05/15/16 (m)	12,332
11,750		Sabine Pass LNG LP, 7.250%, 11/30/13 (c)	8,401
1,700		Southwestern Energy Co., 7.500%, 02/01/18 (e)	1,436
13,974		Suburban Propane Partners LP/Suburban Energy Finance Corp., 6.875%, 12/15/13	10,690
9,965		Swift Energy Co., 7.125%, 06/01/17	6,278
5,000		Targa Resources Partners LP, 8.250%, 07/01/16 (e)	3,250
		Tesoro Corp.,
8,658		6.250%, 11/01/12	6,061
2,000		6.625%, 11/01/15	1,240
7,400		W&T Offshore, Inc., 8.250%, 06/15/14 (e)	4,588
		Williams Cos., Inc.,
2,325		6.375%, 10/01/10 (e)	2,082
1,600		7.625%, 07/15/19 (m)	1,224
2,326		8.125%, 03/15/12	2,012
1,500		VAR, 5.883%, 10/01/10 (e)	1,476
		Williams Partners LP/Williams Partners Finance Corp.,
2,345		7.250%, 02/01/17	1,841
1,600		7.500%, 06/15/11	1,344

			164,330

		Paper & Forest Products — 1.6%
		Abitibi-Consolidated Co. of Canada, (Canada),
2,505		6.000%, 06/20/13	363
1,100		7.750%, 06/15/11	165
5,135		8.375%, 04/01/15 (c)	770
		Abitibi-Consolidated, Inc., (Canada),
680		8.550%, 08/01/10	123
1,945		8.850%, 08/01/30	350
4,150		Bowater Canada Finance Corp., (Canada), 7.950%, 11/15/11 (c)	913
4,823		Cascades, Inc., (Canada), 7.250%, 02/15/13 (m)	2,701
		Domtar Corp.,
6,050		7.125%, 08/15/15 (c)	4,114
2,645		7.875%, 10/15/11	2,156
		Georgia-Pacific LLC,
3,590		7.000%, 01/15/15 (e)	2,729
8,505		7.125%, 01/15/17 (e)	6,251
151		8.125%, 05/15/11	129
6,100		Jefferson Smurfit Corp., 8.250%, 10/01/12	1,708
		NewPage Corp.,
1,725		10.000%, 05/01/12	931
2,875		12.000%, 05/01/13 (c)	992
		Smurfit-Stone Container Enterprises, Inc.,
1,320		8.000%, 03/15/17 (m)	350
2,000		8.375%, 07/01/12	560
		Verso Paper Holdings LLC/Verso Paper, Inc.,
4,425		9.125%, 08/01/14	2,124
3,625		11.375%, 08/01/16	1,341

			28,770

		Pharmaceuticals — 0.9%
6,207		Celtic Pharma Phinco B.V., 17.000%, 06/15/12 (i)	4,656
		Elan Finance plc/Elan Finance Corp., (Ireland),
12,330		7.750%, 11/15/11	7,398
8,710		VAR, 6.149%, 11/15/11	4,921

			16,975

		Road & Rail — 0.5%
1,000		Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.750%, 05/15/16	255
151		Hertz Corp. (The), 8.875%, 01/01/14	78
		Kansas City Southern de Mexico S.A. de C.V., (Mexico),
1,454		7.375%, 06/01/14	1,068
1,960		7.625%, 12/01/13	1,480
6,935		Kansas City Southern Railway, 8.000%, 06/01/15	5,167
		Quality Distribution LLC/QD Capital Corp.,
2,275		9.000%, 11/15/10 (i) (m)	660
2,050		VAR, 9.253%, 01/15/12 (i)	728

			9,436

		Semiconductors & Semiconductor Equipment — 1.0%
		Amkor Technology, Inc.,
8,950		7.125%, 03/15/11	6,489
3,900		7.750%, 05/15/13	2,340
		Freescale Semiconductor, Inc.,
4,425		8.875%, 12/15/14	1,504
2,000		VAR, 6.694%, 12/15/14	490
		MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co.,
3,525		6.875%, 12/15/11 (c) (d)	194
4,875		VAR, 6.030%, 12/15/11 (d) (m)	268
		NXP BV/NXP Funding LLC, (Netherlands),
9,255		7.875%, 10/15/14 (c)	2,777
4,620		VAR, 7.503%, 10/15/13	1,143
11,975		Spansion, Inc., VAR, 5.935%, 06/01/13 (e)	2,515
		STATS ChipPAC Ltd., (Singapore),
1,000		6.750%, 11/15/11	710
600		7.500%, 07/19/10	456

			18,886

		Specialty Retail — 1.7%
9,150		ACE Hardware Corp., 9.125%, 06/01/16 (e)	6,680
1,650		Brown Shoe Co., Inc., 8.750%, 05/01/12	1,238
8,075		Collective Brands, Inc., 8.250%, 08/01/13	5,652
18,897		General Nutrition Centers, Inc., PIK, 7.584%, 03/15/14	10,866
2,000		PEP Boys - Manny, Moe & Jack, 7.500%, 12/15/14	900
151		Rent-A-Center, Inc., 7.500%, 05/01/10 (c)	140
3,250		Southern States Cooperative, Inc., 11.000%, 11/01/10 (e)	2,892
4,200		Susser Holdings LLC & Susser Finance Corp., 10.625%, 12/15/13	3,444

			31,812

		Textiles, Apparel & Luxury Goods — 0.3%
5,080		Broder Brothers Co., 11.250%, 10/15/10 (m)	1,524
4,925		Hanesbrands, Inc., VAR, 6.508%, 12/15/14 (c)	3,177
151		Quiksilver, Inc., 6.875%, 04/15/15	56

			4,757

		Tobacco — 0.4%
		Alliance One International, Inc.,
8,582		11.000%, 05/15/12	7,209
1,150		12.750%, 11/15/12	862
151		Reynolds American, Inc., 7.250%, 06/01/13	131

			8,202

		Trading Companies & Distributors — 0.2%
4,150		Interline Brands, Inc., 8.125%, 06/15/14	3,113

		Transportation Services — 0.0% (g)
5,600		IdleAire Technologies Corp., SUB, 12/15/12 (d) (f)	56

		Wireless Telecommunication Services — 2.3%
9,650		Centennial Cellular Operating Co./Centennial Communications Corp., 10.125%, 06/15/13	9,517
2,750		Centennial Communications Corp., 10.000%, 01/01/13 (c)	2,764
		Cricket Communications, Inc.,
5,435		9.375%, 11/01/14	4,314
2,750		10.000%, 07/15/15 (c) (e)	2,241
7,000		iPCS, Inc., VAR, 5.317%, 05/01/13 (c)	4,900
11,825		MetroPCS Wireless, Inc., 9.250%, 11/01/14	9,697
151		Rogers Wireless, Inc., (Canada), 9.625%, 05/01/11	153
16,200		Sprint Nextel Corp., 6.000%, 12/01/16	8,991

			42,577

		Total Corporate Bonds (Cost $2,062,381)	1,417,023

SHARES

		Common Stocks — 0.2%
		Airlines — 0.0% (g)
135		Delta Air Lines, Inc. (a)	1,188

		Diversified Telecommunication Services — 0.0% (g)
1		AboveNet, Inc. (a)	24
1		XO Holdings, Inc. (a)	—	(h)

			24
		Independent Power Producers & Energy Traders — 0.0% (g)
7		Mirant Corp. (a)	118

		Media — 0.2%
162		Time Warner Cable, Inc., Class A (a) (c)	3,279

		Textiles, Apparel & Luxury Goods — 0.0%
66		WestPoint International, Inc. (a)	—

		Total Common Stocks (Cost $10,789)	4,609

		Preferred Stocks — 0.7%
		Automobiles — 0.1%
204		General Motors Corp., Series B, 5.250%, 03/06/32	815

		Diversified Financial Services — 0.6%
18		Bank of America Corp., Series L, 7.250% (x)	11,033

		Media — 0.0% (g)
66		Spanish Broadcasting System, Inc. (a) (f)	—	(h)
1		Spanish Broadcasting System, Inc., Series B, PIK, 10.750%, 01/02/09 (f) (x)	233

		Total Preferred Stocks (Cost $16,887)	12,081

PRINCIPAL AMOUNT ($)

		Loan Participations & Assignments — 14.0%
		Aerospace & Defense — 0.2%
347		Hawker Beechcraft Acquisition Co. LLC, Letter of Credit, 5.762%, 03/26/14	179
5,919		Hawker Beechcraft Acquisition Co. LLC, Term Loan, 5.762%, 03/26/14	3,048

			3,227

		Airlines — 0.2%
		Delta Airlines, Inc., 1st Lien Term Loan,
4,863		4.581%, 04/30/14	3,085
285		4.850%, 04/30/14	180

			3,265

		Auto Components — 0.0% (g)
185		Delphi Corp., Subsequent Tranche C, 8.500%, 12/31/08	48
1,815		Delphi Corp., Term Loan C, 8.500%, 12/31/08	472

			520

		Automobiles — 0.2%
8,482		Ford Motor Co., Term Loan B, 4.430%, 12/15/13	3,452

		Building Products — 0.1%
313		Jacuzzi Brands Corp., 1st Lien Letter of Credit, 3.686%, 02/07/14 (i)	156
3,505		Jacuzzi Brands Corp., 1st Lien Term Loan B, 3.686%, 02/07/14 (i)	1,753

			1,909

		Capital Markets — 0.2%
4,876		LPL Holdings, Inc., Tranche C, Term Loan D, 5.512%, 06/28/13	3,706

		Chemicals — 0.8%
10,376		Lyondell Chemical Co., U.S. Tranche B1 Dollar Term Loan, 7.000%, 12/20/14	4,323
6,948		Millenium Inorganic Chemical, 1st Lien, 6.012%, 05/15/14 (i)	4,481
2,000		Millenium Inorganic Chemical, 2nd Lien, 9.512%, 05/15/14 (i)	840
5,921		Momentive Performance Materials, Inc., Term Loan B, 3.688%, 12/04/13	3,949
		Texas PetroChemicals LP, Incremental Term Loan,
393		6.312%, 06/27/13	248
102		6.312%, 06/27/13	64
		Texas PetroChemicals LP, Term Loan B,
857		6.000%, 06/27/13	540
571		6.312%, 06/27/13	360
38		6.312%, 06/27/13	24

			14,829

		Commercial Services & Supplies — 0.4%
4,672		Clarke American Corp., Contract 2, Term Loan B, 6.262%, 05/01/14	2,593
1,633		Clarke American Corp., Contract 3, Term Loan B, 6.383%, 05/01/14	906
1,450		Clarke American Corp., Contract 4, Term Loan B, 6.383%, 05/01/14	805
2,691		Clarke American Corp., Contract 6, Term Loan B, 6.262%, 05/01/14	1,494
2,509		Clarke American Corp., Term Loan B, 6.262%, 05/01/14	1,392

			7,190

		Communications Equipment — 0.1%
2,250		Brocade Communiciations Systems, Inc., Term Loan, 7.000%, 09/25/13	1,890

		Computers & Peripherals — 0.2%
2,940		Stratus Technologies, Inc., 1st Lien Term Loan, 7.520%, 03/29/12	1,774
4,038		Stratus Technologies, Inc., 2nd Lien Term Loan, 13.520%, 03/29/12 (i)	2,584

			4,358

		Construction & Engineering — 0.1%
1,858		Rental Service Corp., 2nd Lien Initial Term Loan, 7.710%, 11/30/13	1,115
529		Rental Service Corp., 2nd Lien Initial Term Loan, Contract 3, 4.940%, 11/30/13	317

			1,432

		Diversified Financial Services — 0.1%
		Buckeye Check Cashing, Term Loan B,
1,470		6.220%, 05/01/12 (i)	846
2,872		6.520%, 05/01/12 (i)	1,651

			2,497

		Diversified Telecommunication Services — 0.3%
4,849		CavTel Holdings LLC, Term Loan, 10.250%, 03/24/12 (i)	1,867
2,000		ML Level 3 Communications, Term Loan, 7.000%, 03/13/14	1,313
313		PAETEC Holding Corp., 1st Lien, 3.936%, 02/28/13	205
3,320		Time Warner Telecom, Term Loan B, 3.440%, 11/30/10	2,556

			5,941

		Electronic Equipment & Instruments — 0.1%
1,385		Isola Group S.A.R.L., 1st Lien, 10.510%, 12/18/12	1,108
750		Isola Group S.A.R.L., 2nd Lien, Contract 1, 14.420%, 12/18/12 (i)	510

			1,618

		Energy Equipment & Services — 0.2%
1,111		Moreno Group LLC, 6.519%, 05/10/14 (i)	734
		Moreno Group LLC, Delayed Draw Term Loan B,
326		4.186%, 05/10/14 (i)	215
222		5.108%, 05/10/14 (i)	147
		Moreno Group LLC, Term Loan B,
361		4.186%, 05/10/14 (i)	238
1,250		5.600%, 05/10/14 (i)	825
1,667		5.706%, 05/10/14 (i)	1,100

			3,259

		Food Products — 0.1%
1,750		WM Wrigley Jr. Co., Term Loan B, 7.750%, 10/06/14	1,623

		Health Care Equipment & Supplies — 0.4%
8,910		Biomet, Inc., 1st Lien Term Loan, 6.762%, 03/15/15	7,279
19		Onex Carestream, Zero Coupon, 04/30/13	13
		Onex Carestream, 1st Lien,
386		5.420%, 04/30/13	253
375		5.420%, 04/30/13	246
309		5.420%, 04/30/13	202

			7,993

		Health Care Providers & Services — 1.4%
		Community Health Systems, Inc., Term Loan,
208		4.017%, 07/25/14	152
4,560		4.446%, 07/25/14	3,337
87		5.367%, 07/25/14	64
1,156		5.973%, 07/25/14	846
		Fresenius Medical Care, Term Loan,
21		2.811%, 03/31/13	17
52		4.438%, 03/31/13	42
191		5.137%, 03/31/13	156
1		5.137%, 03/31/13	1
10		6.125%, 03/31/13	9
51		Fresenius Medical Care, Term Loan B, 5.137%, 03/31/13	41
12,688		HCA, Inc., Term Loan B, 6.012%, 11/18/13	9,487
296		IASIS Healthcare Corp., Letter of Credit, 1.801%, 03/14/14	220
3,198		IASIS Healthcare Corp., Term Loan, Contract 2, 3.431%, 03/14/14	2,379
952		IASIS Healthcare, Delayed Draw Term Loan, Contract 2, 3.431%, 03/14/14	708
		Vanguard Health Holding Co., Replacement Term Loan,
3,987		3.686%, 09/23/11	3,299
5,570		6.012%, 09/23/11	4,609

			25,367

		Hotels, Restaurants & Leisure — 1.2%
627		ARAMARK Corp., Letter of Credit, 5.468%, 01/26/14	497
9,873		ARAMARK Corp., Term Loan, 5.637%, 01/26/14	7,821
4,500		Fontainebleau Las Vegas Holdings LLC, Initial Term Loan, 6.065%, 06/06/14	1,530
525		Isle of Capri Casinos, Inc., Delayed Draw Term Loan A, 5.512%, 11/25/13	326
697		Isle of Capri Casinos, Inc., Delayed Draw Term Loan B, 5.512%, 11/25/13	432
1,743		Isle of Capri Casinos, Inc., Term Loan B, 5.512%, 11/25/13	1,081
168		Outback Steakhouse, Prerefunded RC Commitment, 2.639%, 06/14/14	78
4,127		Outback Steakhouse, Term Loan B, 5.250%, 06/14/14	1,924
		Six Flags Theme Parks, Inc., Term Loan B,
4,941		3.650%, 04/30/15	3,000
18		5.640%, 04/30/15	11
307		5.800%, 04/30/15	186
1,647		6.140%, 04/30/15	1,000
7,333		Venetian Macau, Term Loan B, 6.020%, 05/25/13	3,969

			21,855

		Household Products — 0.4%
572		Spectrum Brands, Inc., Letter of Credit, 2.700%, 03/30/13	345
		Spectrum Brands, Inc., Term Loan B,
921		5.768%, 03/30/13	555
1,053		6.149%, 03/30/13	634
7,915		7.500%, 03/30/13	4,769
2,961		Spectrum Brands, Inc., Tranche 4, Term Loan B, 8.320%, 03/30/13	1,784

			8,087

		Independent Power Producers & Energy Traders — 2.4%
32,943		Calpine Corp., 1st Priority Lien, 6.645%, 03/29/14	23,097
3,520		NRG Energy, Inc. (Opco), Credit-Linked Deposit, 3.662%, 02/01/13	2,944
7,165		NRG Energy, Inc. (Opco), Term Loan B, 5.262%, 02/01/13	5,992
5,500		TPF Generation, 2nd Lien, 8.012%, 12/15/14	3,355
		TXU, Initial Tranche B-1 Term Loan,
749		5.267%, 10/10/14	509
5		7.262%, 10/10/14	4
241		7.640%, 10/10/14	164
		TXU, Initial Tranche B-2 Term Loan,
1,450		5.267%, 10/10/14	988
517		5.888%, 10/10/14	352
15		7.262%, 10/10/14	10
		TXU, Initial Tranche B-3 Term Loan,
7,594		5.268%, 10/10/14	5,174
64		7.262%, 10/10/14	44
805		7.640%, 10/10/14	547

			43,180

		Industrial Conglomerates — 0.2%
1,386		Rexnord Corp., Contract 1, Incremental Term Loan, 5.762%, 07/18/13	1,067
3,738		Rexnord Corp., Term Loan B, 7.003%, 07/18/13	2,878

			3,945

		Industrial Machinery — 0.2%
		Baldor Electric Co., Term Loan,
1,822		3.188%, 01/30/14	1,463
1,757		5.250%, 01/30/14	1,411

			2,874

		Insurance — 0.0% (g)
		Swett & Crawford, 1st Lien,
292		4.017%, 04/03/14	126
693		6.800%, 04/03/14	298

			424

		IT Services — 0.6%
1,485		CompuCom Systems, Term Loan, 4.940%, 08/23/14	1,040
172		First Data Corp., Contract 2, Initial Tranche B1, Term Loan, 6.512%, 09/24/14	116
		First Data Corp., Initial Tranche B1, Term Loan,
2,524		4.149%, 09/24/14	1,711
77		5.947%, 09/24/14	52
		First Data Corp., Initial Tranche B3,
10,677		5.947%, 09/24/14	7,205
705		6.512%, 09/24/14	476

			10,600

		Leisure Equipment & Products — 0.1%
1,516		True Temper Sports, Inc., 2nd Lien Term Loan, 9.334%, 06/30/11	1,023

		Machinery — 0.3%
8,077		BOC Edwards, 1st Priority Lien, 3.436%, 05/31/14	5,250

		Media — 1.7%
155		Cenveo Corp., Delayed Draw Term Loan C, 4.954%, 06/21/13	103
5,310		Cenveo Corp., Term Loan C, 4.954%, 06/21/13	3,504
		CSC Holdings, Inc., Incremental Term Loan,
349		4.569%, 03/29/13	289
1		4.569%, 03/29/13	1
449		DirecTV Holdings, 5.250%, 04/13/13	398
451		DirecTV Holdings, Term Loan, 5.250%, 04/13/13	400
1,994		High Plains Broadcasting, Term Loan, 8.210%, 09/14/16	778
		Idearc, Inc., Term Loan B,
259		3.440%, 11/17/14	84
5,781		5.770%, 11/17/14	1,877
7,538		Newport Television LLC, Term Loan, 8.210%, 09/14/16	2,940
6		Sirius Satellite Radio, Term Loan, 3.688%, 12/01/12	3
2,222		Sirius Satellite Radio, Term Loan B, 5.438%, 12/01/12	1,333
680		Univision Communications, Inc., 1st Lien Term Loan, 3.686%, 03/01/09	303
10,570		Univision Communications, Inc., 1st Lien Term Loan, Contract 4, 3.686%, 03/01/09	4,707
1,541		Univision Communications, Inc., 2nd Lien, 3.936%, 03/01/09	1,048
1,019		Valassis Communications, Inc., Delayed Draw Term Loan, 5.520%, 03/02/14	552
3,073		Valassis Communications, Inc., Term Loan B, 5.520%, 03/02/14	1,665
		WMG Acquisition Corp., Term Loan,
1,097		3.436%, 02/28/11	842
1,722		3.768%, 02/28/11	1,322
1,372		3.956%, 02/28/11	1,053
3,292		4.153%, 02/28/11	2,527
3,292		4.196%, 02/28/11	2,527
1,097		4.358%, 02/28/11	842
1,097		4.358%, 02/28/11	842
2,162		5.541%, 02/28/11	1,659

			31,599

		Multiline Retail — 0.2%
1,896		Dollar General Corp., Contract 2, Tranche B-2 Term Loan, 4.186%, 07/03/14	1,378
		Dollar General Corp., Tranche B-1 Term Loan,
88		5.750%, 07/03/14	64
56		5.750%, 07/03/14	43
98		5.867%, 07/03/14	75
1,608		6.170%, 07/03/14	1,237
		Dollar General Corp., Tranche B-2 Term Loan,
625		5.219%, 07/03/14	455
729		6.512%, 07/03/14	530

			3,782

		Oil, Gas & Consumable Fuels — 0.1%
		Atlas Pipeline Partners, Term Loan,
500		3.940%, 07/27/14	394
785		3.940%, 07/27/14	619
2,248		3.940%, 07/27/14	1,772

			2,785

		Paper & Forest Products — 0.5%
8,223		AbitibiBowater, Inc., Term Loan, (Canada), 11.500%, 03/30/09	6,770
		Georgia-Pacific, Term Loan B,
34		2.760%, 12/20/12	26
50		2.760%, 12/20/12	39
41		4.567%, 12/20/12	32
652		4.567%, 12/20/12	507
24		5.512%, 12/20/12	19
1,985		New Page Corp., Term Loan, 7.000%, 12/21/14	1,416

			8,809

		Semiconductors & Semiconductor Equipment — 0.1%
4,240		Freescale Semiconductor, Inc., Term Loan, 3.931%, 11/29/13	2,405

		Specialty Retail — 0.3%
		General Nutrition Centers, Inc., Term Loan B,
4,322		6.080%, 09/16/13	2,831
3,553		6.410%, 09/16/13	2,327

			5,158

		Textiles, Apparel & Luxury Goods — 0.2%
4,808		Polymer Group, Inc., Bank Debt, Term Loan B, 5.730%, 11/22/12	3,606

		Wireless Telecommunication Services — 0.4%
		MetroPCS Wireless, Inc., Term Loan B,
2,706		3.688%, 11/03/13	2,102
368		3.688%, 11/03/13	286
5,411		5.500%, 11/03/13	4,205

			6,593

		Total Loan Participations & Assignments (Cost $370,475)	256,051

		Total Long-Term Investments (Cost $2,477,424)	1,703,848

NUMBER OF RIGHTS

		Rights — 0.0%
		Textiles, Apparel & Luxury Goods — 0.0%
59		WestPoint International, Inc., expiring 06/08/18 (a) (Cost $—)	—

NUMBER OF WARRANTS

		Warrant - 0.0% (g)
		Diversified Telecommunication Services — 0.0% (g)
—	(h)	AboveNet, Inc., Class A, expiring 09/08/10 (Strike Price $24.00) (a) (f)	3
		XO Holdings, Inc.,
4		Class B, expiring 01/16/10 (Strike Price $6.25) (a)	—	(h)
2		Class B, expiring 01/16/10 (Strike Price $7.50) (a)	—	(h)

			3

		Transportation Services 0.0%
6		IdleAire Technologies Corp., expiring 12/15/15 (Strike Price $1.00) (a)	—

		Total Warrants (Cost –)	3

SHARES

		Short-Term Investment — 5.3%
		Investment Company — 5.3%
95,958		JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares (b) (Cost $95,958)	95,958

PRINCIPAL AMOUNT ($)

		Investments of Cash Collateral for Securities on Loan — 6.5%
		Asset-Backed Securities — 0.2%
1,863		GSAA Trust, Series 2005-15, Class 2A1, VAR, 1.485%, 12/26/08 (d) (i)	1,699
2,984		GSAA Trust, Series 2006-3, Class A1, VAR, 1.475%, 12/26/08 (d) (i)	2,473

			4,172

		Corporate Notes — 1.9%
9,000		BBVA U.S. Senior S.A.U., (Spain), VAR, 2.869%, 03/12/10 (d) (e)	8,785
6,000		General Electric Capital Corp., VAR, 1.150%, 03/12/10 (d)	5,568
4,000		Goldman Sachs Group, Inc. (The), VAR, 0.880%, 02/13/09 (d)	3,986
2,000		Monumental Global Funding II, VAR, 1.145%, 03/26/10 (d)	1,796
11,000		Monumental Global Funding III, VAR, 2.203%, 05/24/10 (d) (e)	10,156
5,000		Pricoa Global Funding I, VAR, 1.155%, 12/15/09 (d) (e)	4,601

			34,892

SHARES

		Investment Company — 4.4%
80,706		JPMorgan Prime Money Market Fund, Capital Shares (b)	80,706

		Total Investments of Cash Collateral for Securities on Loan (Cost $122,774)	119,770

		Total Investments — 104.8% (Cost $2,696,156)	1,919,579

		Liabilities in Excess of Other Assets — (4.8)%	(87,609)

		NET ASSETS — 100.0%	$1,831,970

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

PIK	—	Payment-In-Kind
SUB	—	Step-Up Bond. The rate shown is the rate in effect as of November 30, 2008.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2008.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(d)	Defaulted Security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $15,547,000 which amounts to 0.9% of total investments (excluding cash collateral for securities on loan).

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2008.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,509
Aggregate gross unrealized depreciation	(780,086)

Net unrealized appreciation/depreciation	($776,577)

Federal income tax cost of investments	$2,696,156

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$ 181,273	$ -
Level 2 - Other significant observable inputs	1,722,759	-
Level 3 - Significant unobservable inputs	15,547	-
Total	$ 1,919,579	$ -

* Other financial instruments may include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Investments in Securities	Other Financial Instruments*

Balance as of 02/29/08	$ 6,013	$ -
Realized gain (loss)	(784)	-
Change in unrealized appreciation (depreciation)	109	-
Net amortization/accretion	10	-
Net purchases (sales)	(1,328)	-
Net transfers in (out) of Level 3	11,527	-
Balance as of 11/30/08	$ 15,547	$ -

* Other financial instruments include futures, forwards and swap contracts.
Transfers into Level 3 are valued utilizing values as of the end of the period and transfers out of Level 3 are valued utilizing values as of the beginning of the period.

JPMorgan Intermediate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — 99.6%
		Asset-Backed Securities — 1.8%
1,595		American Express Credit Account Master Trust, Series 2004-3, Class A, 4.350%, 12/15/11	1,577
		AmeriCredit Automobile Receivables Trust,
761		Series 2005-BM, Class A4, VAR, 2.258%, 05/06/12	665
400		Series 2007-CM, Class A3B, VAR, 2.208%, 05/07/12	356
200		Series 2008-AF, Class A3, 5.680%, 12/12/12	170
400		Series 2008-AF, Class A4, 6.960%, 10/14/14	321
168		Bear Stearns Asset Backed Securities Trust, Series 2006-SD1, Class A, VAR, 1.765%, 04/25/36 (i)	97
		Capital One Auto Finance Trust,
125		Series 2007-C, Class A2B, VAR, 1.843%, 05/17/10	124
200		Series 2007-C, Class A3A, 5.130%, 04/16/12	179
3,390		Citibank Credit Card Issuance Trust, Series 2002-C2, Class C2, 6.950%, 02/18/14	2,535
		CNH Equipment Trust,
300		Series 2008-B, Class A3A, 4.780%, 07/16/12	285
600		Series 2008-B, Class A4A, 5.600%, 11/15/14	550
291		Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.236%, 01/25/36	274
400		Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	346
1,000		Ford Credit Auto Owner Trust, Series 2006-B, Class A4, 5.250%, 09/15/11	949
542		GE Capital Mortgage Services, Inc., Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	359
718		Household Automotive Trust, Series 2005-1, Class A4, 4.350%, 06/18/12	682
500		Household Credit Card Master Note Trust I, Series 2006-1, Class A, 5.100%, 06/15/12	483
150		Indymac Residential Asset Backed Trust, Series 2006-A, Class A3, VAR, 1.595%, 03/25/36	113
		Long Beach Mortgage Loan Trust,
250		Series 2006-8, Class 2A2, VAR, 1.485%, 09/25/36	195
472		Series 2006-WL2, Class 2A3, VAR, 1.595%, 01/25/36	375
99		MASTR Asset Backed Securities Trust, Series 2006-HE3, Class A1, VAR, 1.435%, 08/25/36	93
		MBNA Credit Card Master Note Trust,
2,393		Series 2002-C1, Class C1, 6.800%, 07/15/14	1,694
997		Series 2003-C1, Class C1, VAR, 3.123%, 06/15/12	874
1,755		MBNA Master Credit Card Trust, Series 1999-J, Class C, 7.850%, 02/15/12 (e)	1,679
100		Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	87
420		Structured Asset Securities Corp., Series 2002-23XS, Class A7, SUB, 6.080%, 11/25/32	348
200		Volkswagen Auto Loan Enhanced Trust, Series 2008-1, Class A3, 4.500%, 07/20/12	187

		Total Asset-Backed Securities (Cost $18,117)	15,597

		Collateralized Mortgage Obligations — 46.5%
		Agency CMO — 40.3%
694		Federal Home Loan Bank System, Series 2000-0606, Class Y, 5.270%, 12/28/12	730
545		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 24, Class ZE, 6.250%, 11/25/23	567
		Federal Home Loan Mortgage Corp. REMICS,
61		Series 11, Class D, 9.500%, 07/15/19	64
1		Series 41, Class I, HB, 84.000%, 05/15/20	2
30		Series 46, Class B, 7.800%, 09/15/20	31
9		Series 47, Class F, 10.000%, 06/15/20	10
1		Series 85, Class C, 8.600%, 01/15/21	1
26		Series 99, Class Z, 9.500%, 01/15/21	28
124		Series 114, Class H, 6.950%, 01/15/21	124
—	(h)	Series 204, Class E, HB, IF, 1,602.680%, 05/15/23	6
9		Series 1079, Class S, HB, IF, 29.113%, 05/15/21	13
9		Series 1084, Class F, VAR, 2.388%, 05/15/21	9
6		Series 1084, Class S, HB, IF, 38.756%, 05/15/21	6
66		Series 1144, Class KB, 8.500%, 09/15/21	66
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	4
1		Series 1196, Class B, HB, IF, 1,021.801%, 01/15/22	13
98		Series 1206, Class IA, 7.000%, 03/15/22	106
674		Series 1212, Class IZ, 8.000%, 02/15/22	687
66		Series 1250, Class J, 7.000%, 05/15/22	69
193		Series 1343, Class LA, 8.000%, 08/15/22	210
828		Series 1466, Class PZ, 7.500%, 02/15/23	899
11		Series 1470, Class F, VAR, 3.769%, 02/15/23	11
337		Series 1491, Class I, 7.500%, 04/15/23	370
337		Series 1518, Class G, IF, 8.362%, 05/15/23	343
313		Series 1541, Class O, VAR, 3.220%, 07/15/23	310
282		Series 1558, Class D, 6.500%, 07/15/23	285
11		Series 1602, Class SA, IF, 18.078%, 10/15/23	13
—	(h)	Series 1604, Class SA, IF, 10.727%, 11/15/08	—	(h)
—	(h)	Series 1606, Class SC, IF, 14.910%, 11/15/08	—	(h)
1,234		Series 1607, Class H, 6.250%, 10/15/13	1,253
1,125		Series 1608, Class L, 6.500%, 09/15/23	1,174
1,029		Series 1609, Class LG, IF, 14.219%, 11/15/23	1,139
318		Series 1611, Class JA, VAR, 2.375%, 08/15/23	317
290		Series 1611, Class JB, IF, 18.119%, 08/15/23	294
38		Series 1624, Class KZ, 6.000%, 12/15/08	38
3		Series 1625, Class SD, IF, 8.505%, 12/15/08	3
16		Series 1671, Class L, 7.000%, 02/15/24	16
15		Series 1685, Class Z, 6.000%, 11/15/23	16
19		Series 1698, Class SC, IF, 10.937%, 03/15/09	19
135		Series 1700, Class GA, PO, 02/15/24	130
1,595		Series 1706, Class K, 7.000%, 03/15/24	1,691
108		Series 1745, Class D, 7.500%, 08/15/24	118
371		Series 1798, Class F, 5.000%, 05/15/23	374
16		Series 1807, Class G, 9.000%, 10/15/20	16
1,488		Series 1927, Class PH, 7.500%, 01/15/27	1,575
705		Series 1981, Class Z, 6.000%, 05/15/27	759
216		Series 1987, Class PE, 7.500%, 09/15/27	217
—	(h)	Series 2017, Class SE, IF, 14.147%, 12/15/08	—	(h)
413		Series 2025, Class PE, 6.300%, 01/15/13	421
111		Series 2033, Class SN, IF, IO, 18.997%, 03/15/24	59
300		Series 2038, Class PN, IO, 7.000%, 03/15/28	45
1,322		Series 2040, Class PE, 7.500%, 03/15/28	1,357
478		Series 2056, Class TD, 6.500%, 05/15/18	505
1,957		Series 2063, Class PG, 6.500%, 06/15/28	2,020
258		Series 2064, Class TE, 7.000%, 06/15/28	272
1,319		Series 2075, Class PH, 6.500%, 08/15/28	1,365
1,196		Series 2075, Class PM, 6.250%, 08/15/28	1,239
336		Series 2089, Class PJ, IO, 7.000%, 10/15/28	58
228		Series 2102, Class TC, 6.000%, 12/15/13	237
1,058		Series 2125, Class JZ, 6.000%, 02/15/29	1,090
129		Series 2163, Class PC, IO, 7.500%, 06/15/29	28
1,994		Series 2169, Class TB, 7.000%, 06/15/29	2,144
798		Series 2172, Class QC, 7.000%, 07/15/29	874
8		Series 2196, Class TL, 7.500%, 11/15/29	9
444		Series 2201, Class C, 8.000%, 11/15/29	469
832		Series 2210, Class Z, 8.000%, 01/15/30	880
369		Series 2224, Class CB, 8.000%, 03/15/30	382
516		Series 2256, Class MC, 7.250%, 09/15/30	560
781		Series 2259, Class ZM, 7.000%, 10/15/30	843
606		Series 2271, Class PC, 7.250%, 12/15/30	618
798		Series 2283, Class K, 6.500%, 12/15/23	843
367		Series 2296, Class PD, 7.000%, 03/15/31	396
184		Series 2306, Class K, PO, 05/15/24	164
449		Series 2306, Class SE, IF, IO, 6.860%, 05/15/24	91
294		Series 2333, Class HC, 6.000%, 07/15/31	310
529		Series 2344, Class QG, 6.000%, 08/15/16	550
8,201		Series 2344, Class ZD, 6.500%, 08/15/31	8,584
1,018		Series 2344, Class ZJ, 6.500%, 08/15/31	1,048
768		Series 2345, Class NE, 6.500%, 08/15/31	791
858		Series 2345, Class PQ, 6.500%, 08/15/16	904
757		Series 2347, Class VP, 6.500%, 03/15/20	785
1,246		Series 2351, Class PZ, 6.500%, 08/15/31	1,300
4,508		Series 2353, Class TD, 6.000%, 09/15/16	4,724
609		Series 2355, Class BP, 6.000%, 09/15/16	636
684		Series 2360, Class PG, 6.000%, 09/15/16	713
9		Series 2362, Class PD, 6.500%, 06/15/20	9
617		Series 2366, Class MD, 6.000%, 10/15/16	635
1,115		Series 2391, Class QR, 5.500%, 12/15/16	1,146
1,131		Series 2391, Class VQ, 6.000%, 10/15/12	1,161
464		Series 2392, Class PV, 6.000%, 12/15/20	468
173		Series 2410, Class HC, 5.500%, 02/15/09	173
746		Series 2410, Class NG, 6.500%, 02/15/32	764
850		Series 2410, Class OE, 6.375%, 02/15/32	876
2,347		Series 2410, Class QS, IF, 15.802%, 02/15/32	2,306
327		Series 2410, Class QX, IF, IO, 7.228%, 02/15/32	46
115		Series 2412, Class SE, IF, 13.591%, 02/15/09	116
1,595		Series 2412, Class SP, IF, 13.255%, 02/15/32	1,736
381		Series 2423, Class MC, 7.000%, 03/15/32	403
762		Series 2423, Class MT, 7.000%, 03/15/32	805
1,815		Series 2423, Class TB, 6.500%, 03/15/32	1,863
3,117		Series 2434, Class TC, 7.000%, 04/15/32	3,304
957		Series 2435, Class CJ, 6.500%, 04/15/32	1,017
1,595		Series 2435, Class VH, 6.000%, 07/15/19	1,623
1,196		Series 2441, Class GF, 6.500%, 04/15/32	1,219
925		Series 2444, Class ES, IF, IO, 6.528%, 03/15/32	103
1,041		Series 2450, Class GZ, 7.000%, 05/15/32	1,105
370		Series 2450, Class SW, IF, IO, 6.578%, 03/15/32	41
2,342		Series 2460, Class VZ, 6.000%, 11/15/29	2,383
3,345		Series 2466, Class DH, 6.500%, 06/15/32	3,425
3,988		Series 2466, Class PG, 6.500%, 04/15/32	4,052
1,467		Series 2474, Class NR, 6.500%, 07/15/32	1,502
2,405		Series 2484, Class LZ, 6.500%, 07/15/32	2,454
890		Series 2498, Class UD, 5.500%, 06/15/16	898
2,393		Series 2500, Class MC, 6.000%, 09/15/32	2,518
1,668		Series 2508, Class AQ, 5.500%, 10/15/17	1,715
2,393		Series 2512, Class PG, 5.500%, 10/15/22	2,395
484		Series 2513, Class YO, PO, 02/15/32	464
2,084		Series 2515, Class DE, 4.000%, 03/15/32	1,962
178		Series 2519, Class BT, 8.500%, 09/15/31	187
1,253		Series 2527, Class VU, 5.500%, 10/15/13	1,269
1,175		Series 2535, Class BK, 5.500%, 12/15/22	1,208
1,675		Series 2537, Class TE, 5.500%, 12/15/17	1,726
2,662		Series 2543, Class YX, 6.000%, 12/15/32	2,833
741		Series 2557, Class WJ, 5.000%, 07/15/14	746
1,281		Series 2565, Class MB, 6.000%, 05/15/30	1,294
3,190		Series 2575, Class ME, 6.000%, 02/15/33	3,371
873		Series 2586, Class WI, IO, 6.500%, 03/15/33	105
3,156		Series 2594, Class VA, 6.000%, 03/15/14	3,203
1,192		Series 2594, Class VP, 6.000%, 02/15/14	1,207
1,595		Series 2594, Class VQ, 6.000%, 08/15/20	1,624
2,838		Series 2597, Class AD, 6.500%, 03/15/32	2,901
2,135		Series 2597, Class DS, IF, IO, 6.128%, 02/15/33	123
4,430		Series 2599, Class DS, IF, IO, 5.578%, 02/15/33	222
4,964		Series 2610, Class DS, IF, IO, 5.678%, 03/15/33	253
2,856		Series 2611, Class SH, IF, IO, 6.228%, 10/15/21	161
1,595		Series 2617, Class GR, 4.500%, 05/15/18	1,567
863		Series 2619, Class IM, IO, 5.000%, 10/15/21	58
1,000		Series 2628, Class WA, 4.000%, 07/15/28	976
3		Series 2630, Class KN, 2.500%, 04/15/13	3
2,198		Series 2631, Class LC, 4.500%, 06/15/18	2,168
798		Series 2640, Class VE, 3.250%, 07/15/22	764
200		Series 2643, Class HI, IO, 4.500%, 12/15/16	8
2,027		Series 2651, Class VZ, 4.500%, 07/15/18	1,997
880		Series 2656, Class SH, IF, 17.333%, 02/15/25	878
1,105		Series 2668, Class SB, IF, 5.936%, 10/15/15	1,059
798		Series 2672, Class ME, 5.000%, 11/15/22	798
1,994		Series 2675, Class CK, 4.000%, 09/15/18	1,918
1,421		Series 2682, Class YS, IF, 4.725%, 10/15/33	1,258
2,000		Series 2684, Class PO, PO, 01/15/33	1,471
957		Series 2684, Class TO, PO, 10/15/33	648
570		Series 2686, Class GB, 5.000%, 05/15/20	576
589		Series 2691, Class WS, IF, 6.866%, 10/15/33	505
1,000		Series 2695, Class DE, 4.000%, 01/15/17	995
425		Series 2697, Class LE, 4.500%, 11/15/20	427
859		Series 2705, Class SC, IF, 6.866%, 11/15/33	710
859		Series 2705, Class SD, IF, 7.171%, 11/15/33	753
500		Series 2707, Class QE, 4.500%, 11/15/18	491
5,822		Series 2727, Class BS, IF, 6.941%, 01/15/34	4,542
89		Series 2727, Class PO, PO, 01/15/34	64
54		Series 2733, Class GF, VAR, 0.000%, 09/15/33	50
344		Series 2739, Class S, IF, 9.155%, 01/15/34	283
589		Series 2744, Class FE, VAR, 0.000%, 02/15/34	484
70		Series 2744, Class PC, 5.500%, 01/15/31	71
1,991		Series 2744, Class PD, 5.500%, 08/15/33	2,027
1,595		Series 2744, Class TU, 5.500%, 05/15/32	1,585
1,000		Series 2752, Class PD, 5.000%, 03/15/26	1,006
676		Series 2753, Class S, IF, 9.155%, 02/15/34	571
363		Series 2755, Class SA, IF, 11.355%, 05/15/30	331
233		Series 2769, Class PO, PO, 03/15/34	161
1,488		Series 2776, Class SK, IF, 6.941%, 04/15/34	1,224
1,266		Series 2812, Class AB, 4.500%, 10/15/18	1,271
491		Series 2846, Class PO, PO, 08/15/34	354
1,077		Series 2934, Class EC, PO, 02/15/20	988
1,000		Series 2992, Class LB, 5.000%, 06/15/20	989
2,000		Series 2999, Class NC, 4.500%, 12/15/18	1,985
1,000		Series 2999, Class ND, 4.500%, 07/15/20	961
983		Series 3047, Class OB, 5.500%, 12/15/33	1,010
584		Series 3068, Class AO, PO, 01/15/35	546
749		Series 3117, Class EO, PO, 02/15/36	669
250		Series 3134, Class PO, PO, 03/15/36	221
818		Series 3138, Class PO, PO, 04/15/36	704
110		Series 3149, Class SO, PO, 05/15/36	74
826		Series 3150, Class PO, PO, 05/15/36	721
359		Series 3158, Class LX, VAR, 0.000%, 05/15/36	299
1,000		Series 3162, Class OB, 6.000%, 11/15/30	1,024
533		Series 3179, Class OA, PO, 07/15/36	495
361		Series 3189, Class SN, IF, 14.151%, 11/15/35	380
867		Series 3318, Class EO, PO, 05/15/37	708
435		Federal Home Loan Mortgage Corp. STRIPS, Series 243, Class 16, IO, 4.500%, 11/15/20	42
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
275		Series T-41, Class 3A, VAR, 7.500%, 07/25/32	288
240		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	252
2,394		Series T-54, Class 2A, 6.500%, 02/25/43	2,413
827		Series T-54, Class 3A, 7.000%, 02/25/43	839
227		Series T-58, Class APO, PO, 09/25/43	188
		Federal National Mortgage Association REMICS,
20		Series 1988-7, Class Z, 9.250%, 04/25/18	22
86		Series 1989-70, Class G, 8.000%, 10/25/19	94
36		Series 1989-78, Class H, 9.400%, 11/25/19	40
32		Series 1989-83, Class H, 8.500%, 11/25/19	35
31		Series 1989-89, Class H, 9.000%, 11/25/19	34
10		Series 1990-1, Class D, 8.800%, 01/25/20	11
16		Series 1990-7, Class B, 8.500%, 01/25/20	17
15		Series 1990-60, Class K, 5.500%, 06/25/20	16
15		Series 1990-63, Class H, 9.500%, 06/25/20	17
16		Series 1990-93, Class G, 5.500%, 08/25/20	16
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	3
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	5
77		Series 1990-102, Class J, 6.500%, 08/25/20	80
31		Series 1990-120, Class H, 9.000%, 10/25/20	35
6		Series 1990-134, Class SC, IF, 19.444%, 11/25/20	8
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	7
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	1
48		Series 1991-42, Class S, IF, 15.159%, 05/25/21	55
—	(h)	Series 1992-33, Class F, VAR, 3.570%, 03/25/22	—	(h)
43		Series 1992-143, Class MA, 5.500%, 09/25/22	45
310		Series 1993-25, Class J, 7.500%, 03/25/23	336
2,024		Series 1993-37, Class PX, 7.000%, 03/25/23	2,195
663		Series 1993-54, Class Z, 7.000%, 04/25/23	709
139		Series 1993-62, Class SA, IF, 14.072%, 04/25/23	172
180		Series 1993-122, Class M, 6.500%, 07/25/23	190
71		Series 1993-165, Class SD, IF, 8.980%, 09/25/23	71
298		Series 1993-178, Class PK, 6.500%, 09/25/23	311
3,988		Series 1993-183, Class KA, 6.500%, 10/25/23	4,236
2,347		Series 1993-189, Class PL, 6.500%, 10/25/23	2,458
306		Series 1993-225, Class SG, IF, 21.436%, 12/25/13	360
493		Series 1993-247, Class SA, IF, 18.745%, 12/25/23	655
1,050		Series 1993-250, Class Z, 7.000%, 12/25/23	1,100
1,796		Series 1993-257, Class C, PO, 06/25/23	1,789
28		Series 1994-9, Class E, PO, 11/25/23	26
4		Series 1994-12, Class FC, VAR, 3.819%, 01/25/09	4
4		Series 1994-17, Class JB, IO, 6.500%, 02/25/09	—	(h)
2		Series 1994-20, Class Z, 6.500%, 02/25/09	2
20		Series 1994-34, Class DZ, 6.000%, 03/25/09	20
59		Series 1994-55, Class G, 6.750%, 12/25/23	59
1,311		Series 1996-14, Class SE, IF, IO, 7.010%, 08/25/23	247
6		Series 1996-24, Class E, PO, 03/25/09	6
62		Series 1996-27, Class FC, VAR, 1.938%, 03/25/17	62
120		Series 1996-59, Class J, 6.500%, 08/25/22	125
716		Series 1996-59, Class K, 6.500%, 07/25/23	731
598		Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	15
598		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	18
280		Series 1997-27, Class J, 7.500%, 04/18/27	292
253		Series 1997-29, Class J, 7.500%, 04/20/27	270
557		Series 1997-39, Class PD, 7.500%, 05/20/27	595
245		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	35
42		Series 1998-4, Class C, PO, 04/25/23	38
—	(h)	Series 1998-27, Class B, PO, 12/25/08	—	(h)
525		Series 1998-36, Class ZB, 6.000%, 07/18/28	552
1,409		Series 2000-2, Class ZE, 7.500%, 02/25/30	1,531
684		Series 2001-4, Class PC, 7.000%, 03/25/21	736
900		Series 2001-5, Class OW, 6.000%, 03/25/16	932
2,034		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	432
1,425		Series 2001-36, Class DE, 7.000%, 08/25/31	1,519
359		Series 2001-44, Class PD, 7.000%, 09/25/31	380
2,042		Series 2001-48, Class Z, 6.500%, 09/25/21	2,176
402		Series 2001-49, Class Z, 6.500%, 09/25/31	415
431		Series 2001-52, Class XM, 6.500%, 11/25/10	438
225		Series 2001-61, Class VB, 7.000%, 12/25/16	225
198		Series 2001-71, Class GU, 6.000%, 05/25/14	198
1,289		Series 2001-71, Class MB, 6.000%, 12/25/16	1,345
1,586		Series 2001-71, Class QE, 6.000%, 12/25/16	1,654
8,920		Series 2001-74, Class MB, 6.000%, 12/25/16	9,350
870		Series 2001-80, Class PE, 6.000%, 07/25/29	888
356		Series 2001-81, Class LO, PO, 01/25/32	318
861		Series 2002-1, Class HC, 6.500%, 02/25/22	912
324		Series 2002-1, Class SA, IF, 20.654%, 02/25/32	380
721		Series 2002-2, Class UC, 6.000%, 02/25/17	746
1,577		Series 2002-3, Class OG, 6.000%, 02/25/17	1,644
185		Series 2002-8, Class SR, IF, 13.651%, 03/25/09	188
4,865		Series 2002-18, Class PC, 5.500%, 04/25/17	4,977
1,136		Series 2002-21, Class PE, 6.500%, 04/25/32	1,164
1,595		Series 2002-24, Class AJ, 6.000%, 04/25/17	1,674
1,057		Series 2002-28, Class PK, 6.500%, 05/25/32	1,085
1,479		Series 2002-37, Class Z, 6.500%, 06/25/32	1,547
2,589		Series 2002-56, Class UC, 5.500%, 09/25/17	2,658
497		Series 2002-59, Class AC, 6.000%, 03/25/28	499
906		Series 2002-61, Class PE, 5.500%, 05/25/16	911
1,000		Series 2002-71, Class KM, 5.000%, 11/25/17	1,004
3,190		Series 2002-74, Class LD, 5.000%, 01/25/16	3,216
3,432		Series 2002-74, Class VB, 6.000%, 11/25/31	3,462
1,743		Series 2002-84, Class VB, 5.500%, 04/25/15	1,832
234		Series 2002-91, Class UH, IO, 5.500%, 06/25/22	18
1,595		Series 2002-94, Class BK, 5.500%, 01/25/18	1,646
865		Series 2003-8, Class SB, IF, IO, 6.255%, 03/25/16	23
798		Series 2003-22, Class UD, 4.000%, 04/25/33	680
640		Series 2003-34, Class GB, 6.000%, 03/25/33	681
1,199		Series 2003-34, Class GE, 6.000%, 05/25/33	1,290
279		Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	28
1,595		Series 2003-47, Class PE, 5.750%, 06/25/33	1,635
665		Series 2003-52, Class SX, IF, 18.765%, 10/25/31	762
664		Series 2003-64, Class SX, IF, 6.625%, 07/25/33	579
1,539		Series 2003-71, Class DS, IF, 3.667%, 08/25/33	1,258
4,480		Series 2003-80, Class SY, IF, IO, 6.255%, 06/25/23	454
1,595		Series 2003-83, Class PG, 5.000%, 06/25/23	1,585
416		Series 2003-91, Class SD, IF, 10.175%, 09/25/33	410
1,196		Series 2003-106, Class US, IF, 6.983%, 11/25/23	959
2,910		Series 2003-116, Class SB, IF, IO, 6.205%, 11/25/33	271
2,161		Series 2003-117, Class JB, 3.500%, 06/25/33	2,011
798		Series 2003-128, Class KE, 4.500%, 01/25/14	807
921		Series 2003-130, Class SX, IF, 9.428%, 01/25/34	943
1,212		Series 2004-10, Class SC, HB, IF, 23.020%, 02/25/34	1,414
1,193		Series 2004-14, Class SD, IF, 6.983%, 03/25/34	976
1,000		Series 2004-21, Class AE, 4.000%, 04/25/19	951
250		Series 2004-21, Class CO, PO, 04/25/34	179
1,595		Series 2004-25, Class PC, 5.500%, 01/25/34	1,665
870		Series 2004-25, Class SA, IF, 15.689%, 04/25/34	950
1,037		Series 2004-36, Class PC, 5.500%, 02/25/34	1,076
1,398		Series 2004-36, Class SA, IF, 15.689%, 05/25/34	1,505
1,131		Series 2004-76, Class CL, 4.000%, 10/25/19	1,087
472		Series 2005-52, Class PA, 6.500%, 06/25/35	487
1,915		Series 2005-68, Class PG, 5.500%, 08/25/35	2,004
2,226		Series 2005-84, Class XM, 5.750%, 10/25/35	2,311
2,517		Series 2005-110, Class GJ, 5.500%, 11/25/30	2,561
5,000		Series 2005-118, Class ME, 6.000%, 01/25/32	5,114
343		Series 2006-15, Class OT, PO, 01/25/36	321
770		Series 2006-22, Class AO, PO, 04/25/36	652
811		Series 2006-59, Class QO, PO, 01/25/33	693
739		Series 2006-65, Class QO, PO, 07/25/36	647
372		Series 2006-72, Class GO, PO, 08/25/36	341
1,500		Series 2006-77, Class PC, 6.500%, 08/25/36	1,603
1,655		Series 2006-110, Class PO, PO, 11/25/36	1,277
928		Series 2007-65, Class PA, 6.000%, 03/25/31	952
452		Series 2007-77, Class FG, VAR, 1.895%, 03/25/37	425
1,836		Series 2008-16, Class IS, IF, IO, 4.805%, 03/25/38	118
27		Series G-14, Class L, 8.500%, 06/25/21	29
138		Series G-18, Class Z, 8.750%, 06/25/21	153
40		Series G-22, Class G, 6.000%, 12/25/16	41
94		Series G-35, Class M, 8.750%, 10/25/21	104
—	(h)	Series G92-27, Class SQ, HB, IF, 10,232.140%, 05/25/22	25
396		Series G92-35, Class E, 7.500%, 07/25/22	424
23		Series G92-42, Class Z, 7.000%, 07/25/22	25
555		Series G92-44, Class ZQ, 8.000%, 07/25/22	598
428		Series G92-54, Class ZQ, 7.500%, 09/25/22	461
88		Series G93-5, Class Z, 6.500%, 02/25/23	94
101		Series G95-1, Class C, 8.800%, 01/25/25	113
		Federal National Mortgage Association STRIPS,
5		Series 50, Class 2, IO, 10.500%, 03/01/19	1
31		Series 218, Class 2, IO, 7.500%, 04/01/23	7
466		Series 329, Class 1, PO, 12/01/32	400
1,082		Series 340, Class 1, PO, 09/01/33	914
735		Series 365, Class 8, IO, 5.500%, 05/01/36	110
		Federal National Mortgage Association Whole Loan,
159		Series 2002-W5, Class A10, IF, IO, 6.705%, 11/25/30	6
1,137		Series 2003-W1, Class 1A1, 6.500%, 12/25/42	1,151
329		Series 2003-W4, Class 2A, 6.500%, 10/25/42	333
964		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	988
		Government National Mortgage Association,
330		Series 1994-3, Class PQ, 7.488%, 07/16/24	350
1,131		Series 1994-4, Class KQ, 7.988%, 07/16/24	1,191
2,308		Series 1994-7, Class PQ, 6.500%, 10/16/24	2,414
475		Series 1995-3, Class DQ, 8.050%, 06/16/25	521
123		Series 1995-7, Class CQ, 7.500%, 09/16/25	135
923		Series 1996-16, Class E, 7.500%, 08/16/26	963
195		Series 1998-26, Class K, 7.500%, 09/17/25	208
3,237		Series 1999-4, Class ZB, 6.000%, 02/20/29	3,383
2,879		Series 1999-10, Class ZC, 6.500%, 04/20/29	3,007
378		Series 1999-30, Class S, IF, IO, 7.178%, 08/16/29	40
356		Series 1999-41, Class Z, 8.000%, 11/16/29	378
247		Series 1999-44, Class PC, 7.500%, 12/20/29	272
584		Series 2000-6, Class Z, 7.500%, 02/20/30	638
104		Series 2000-9, Class Z, 8.000%, 06/20/30	117
2,439		Series 2000-9, Class ZJ, 8.500%, 02/16/30	2,666
968		Series 2000-14, Class PD, 7.000%, 02/16/30	1,023
279		Series 2000-16, Class ZN, 7.500%, 02/16/30	305
1,446		Series 2000-37, Class B, 8.000%, 12/20/30	1,481
120		Series 2000-38, Class AH, 7.150%, 12/20/30	122
920		Series 2001-7, Class PK, 6.500%, 03/20/31	950
49		Series 2001-32, Class WA, IF, 16.494%, 07/20/31	58
1,595		Series 2001-64, Class MQ, 6.500%, 12/20/31	1,646
338		Series 2002-7, Class PG, 6.500%, 01/20/32	356
444		Series 2002-31, Class S, IF, IO, 7.278%, 01/16/31	56
1,285		Series 2002-40, Class UK, 6.500%, 06/20/32	1,333
5,647		Series 2002-45, Class QE, 6.500%, 06/20/32	5,836
1,369		Series 2002-47, Class PG, 6.500%, 07/16/32	1,416
1,595		Series 2002-47, Class PY, 6.000%, 07/20/32	1,670
1,556		Series 2002-47, Class ZA, 6.500%, 07/20/32	1,614
123		Series 2002-51, Class SG, HB, IF, 26.115%, 04/20/31	160
734		Series 2002-54, Class GB, 6.500%, 08/20/32	761
424		Series 2002-79, Class KV, 6.000%, 11/20/13	431
4,505		Series 2002-88, Class VA, 6.000%, 12/20/17	4,576
977		Series 2003-4, Class NI, IO, 5.500%, 01/20/32	68
857		Series 2003-4, Class NY, 5.500%, 12/20/13	884
271		Series 2003-24, Class PO, PO, 03/16/33	229
1,196		Series 2003-40, Class TJ, 6.500%, 03/20/33	1,265
1,107		Series 2003-52, Class AP, PO, 06/16/33	993
102		Series 2003-95, Class SC, IF, IO, 5.578%, 09/17/31	1
234		Series 2004-28, Class S, IF, 15.751%, 04/16/34	253
673		Series 2004-68, Class PO, PO, 05/20/31	569
489		Series 2004-73, Class AE, IF, 11.920%, 08/17/34	533
347		Series 2006-16, Class OP, PO, 03/20/36	294
487		Series 2007-35, Class TO, PO, 04/20/35	439
924		Series 2007-49, Class NO, PO, 12/20/35	771
1,402		Series 2007-57, Class PO, PO, 03/20/37	1,202
850		Series 2008-25, Class SB, IF, IO, 5.448%, 03/20/38	54
1,397		Series 2008-32, Class PI, IO, 5.500%, 10/16/37	226
1,000		Series 2008-36, Class AY, 5.000%, 04/16/23	980
		Vendee Mortgage Trust,
1,862		Series 1994-1, Class 1, VAR, 5.627%, 02/15/24	1,930
2,730		Series 1996-1, Class 1Z, 6.750%, 02/15/26	2,847
895		Series 1996-2, Class 1Z, 6.750%, 06/15/26	979
3,569		Series 1997-1, Class 2Z, 7.500%, 02/15/27	4,033
906		Series 1998-1, Class 2E, 7.000%, 09/15/27	975

			347,992

		Non-Agency CMO — 6.2%
1,500		American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 4.848%, 09/25/35	718
321		Banc of America Alternative Loan Trust, Series 2003-11, Class PO, PO, 01/25/34	215
		Banc of America Funding Corp.,
411		Series 2004-1, Class PO, PO, 03/25/34	246
326		Series 2005-7, Class 30PO, PO, 11/25/35	185
1,251		Series 2005-E, Class 4A1, VAR, 4.484%, 03/20/35	884
		Banc of America Mortgage Securities, Inc.,
333		Series 2003-8, Class APO, PO, 11/25/33	242
789		Series 2004-1, Class APO, PO, 02/25/34	606
586		Series 2004-6, Class APO, PO, 07/25/34	398
779		Series 2004-J, Class 3A1, VAR, 5.066%, 11/25/34	557
		Bear Stearns Adjustable Rate Mortgage Trust,
349		Series 2003-7, Class 3A, VAR, 4.955%, 10/25/33 (i)	246
1,490		Series 2006-1, Class A1, VAR, 4.625%, 02/25/36	926
777		Cendant Mortgage Corp., Series 2004-1, Class P, PO, 02/25/34	525
		Citicorp Mortgage Securities, Inc.,
1,857		Series 2004-1, Class 3A1, 4.750%, 01/25/34	1,785
1,165		Series 2004-5, Class 2A5, 4.500%, 08/25/34	1,032
		Citigroup Mortgage Loan Trust, Inc.,
657		Series 2003-UP3, Class A3, 7.000%, 09/25/33	648
1,447		Series 2003-UST1, Class A1, 5.500%, 12/25/18	1,385
271		Series 2003-UST1, Class PO1, PO, 12/25/18	200
192		Series 2003-UST1, Class PO3, PO, 12/25/18	145
234		Series 2005-1, Class 2A1A, VAR, 5.708%, 04/25/35	126
		Countrywide Alternative Loan Trust,
2,664		Series 2002-8, Class A4, 6.500%, 07/25/32	2,649
2,771		Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,831
1,000		Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	826
1,300		Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	795
1,000		Series 2007-21CB, Class 1A5, 6.000%, 09/25/37	704
		Countrywide Home Loan Mortgage Pass-Through Trust,
2,804		Series 2003-26, Class 1A6, 3.500%, 08/25/33	2,306
1,297		Series 2003-J7, Class 4A3, IF, 7.978%, 08/25/18	970
520		Series 2003-J13, Class PO, PO, 01/25/34	388
292		Series 2004-HYB3, Class 2A, VAR, 4.149%, 06/20/34	213
1,569		Series 2005-22, Class 2A1, VAR, 5.251%, 11/25/35	795
460		Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	315
		CS First Boston Mortgage Securities Corp.,
125		Series 1997-2, Class A, 7.500%, 06/25/20 (e)	125
704		Series 2003-23, Class 2A5, 5.000%, 10/25/18	641
517		Deutsche Mortgage Securities, Inc., Series 2004-1, Class 2APO, PO, 10/25/18	358
		First Horizon Asset Securities, Inc.,
1,796		Series 2004-AR7, Class 2A1, VAR, 4.913%, 02/25/35	1,413
798		Series 2004-AR7, Class 2A2, VAR, 4.913%, 02/25/35	562
1,456		Series 2005-AR1, Class 2A2, VAR, 4.998%, 04/25/35	1,007
281		GMAC Mortgage Corp. Loan Trust, Series 2003-J7, Class A10, 5.500%, 11/25/33	263
1,000		GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.500%, 02/25/36	713
1,097		Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.694%, 08/25/35	8
1,281		MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 4.537%, 04/21/34	980
		MASTR Alternative Loans Trust,
533		Series 2003-9, Class 8A1, 6.000%, 01/25/34	449
274		Series 2004-7, Class 30PO, PO, 08/25/34	177
675		Series 2004-10, Class 1A1, 4.500%, 09/25/19	553
		MASTR Asset Securitization Trust,
283		Series 2003-4, Class 2A2, 5.000%, 05/25/18	278
469		Series 2004-8, Class PO, PO, 08/25/19	346
1,814		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	1,045
—	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 3,394.750%, 04/20/21	2
406		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 1.715%, 02/25/35	192
		Nomura Asset Acceptance Corp.,
895		Series 2003-A1, Class A1, 5.500%, 05/25/33	753
602		Series 2003-A1, Class A2, 6.000%, 05/25/33	526
54		Series 2003-A1, Class A5, 7.000%, 04/25/33	49
528		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	489
1		Paine Webber CMO Trust, Series H, Class 4, 8.750%, 04/01/18	1
		Residential Accredit Loans, Inc.,
728		Series 2002-QS16, Class A3, IF, 13.706%, 10/25/17	772
3,503		Series 2002-QS8, Class A5, 6.250%, 06/25/17	3,438
849		Series 2003-QS3, Class A2, IF 13.431%, 02/25/18	874
1,459		Series 2003-QS3, Class A8, IF, IO, 6.208%, 02/25/18	111
3,717		Series 2003-QS9, Class A3, IF, IO, 6.155%, 02/25/18	288
1,259		Series 2003-QS14, Class A1, 5.000%, 07/25/18	1,147
798		Series 2004-QS8, Class A2, 5.000%, 06/25/34	704
		Residential Funding Mortgage Securities I,
1,874		Series 2003-S7, Class A17, 4.000%, 05/25/33	1633
798		Series 2003-S12, Class 4A5, 4.500%, 12/25/32	735
984		Series 2005-SA4, Class 1A1, VAR, 4.998%, 09/25/35	633
206		Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP2, Class PO1, PO, 12/25/18	159
		WaMu Mortgage Pass-Through Certificates,
420		Series 2003-S10, Class A6, PO, 10/25/18	245
905		Series 2004-S3, Class 2A3, IF, 15.001%, 07/25/34	792
1,000		Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.500%, 06/25/35	731
328		Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-MS7, Class P, PO, 03/25/33	249
		Wells Fargo Mortgage Backed Securities Trust,
540		Series 2003-11, Class 1APO, PO, 10/25/18	396
1,581		Series 2003-13, Class A7, 4.500%, 11/25/18	1,550
702		Series 2003-17, Class 2A4, 5.500%, 01/25/34	664
915		Series 2004-7, Class 2A2, 5.000%, 07/25/19	880
2,381		Series 2004-BB, Class A4, VAR, 4.557%, 01/25/35	1,739
689		Series 2004-EE, Class 3A1, VAR, 4.381%, 12/25/34	539
1,994		Series 2004-S, Class A5, VAR, 3.732%, 09/25/34	1,935

			54,005

		Total Collateralized Mortgage Obligations (Cost $408,197)	401,997

		Commercial Mortgage-Backed Securities — 1.5%
2,200		Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.352%, 09/10/47	1,723
		Bear Stearns Commercial Mortgage Securities,
1,100		Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	880
1,420		Series 2006-PW11, Class A4, VAR, 5.623%, 03/11/39	1,046
797		Series 2006-PW14, Class A1, 5.044%, 12/11/38	694
928		Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.915%, 03/15/49	840
375		DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B, VAR, 7.300%, 06/10/32	371
750		LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, VAR, 6.150%, 04/15/41	490
1,850		Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	1,504
1,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, VAR, 5.602%, 02/12/39	695
		Morgan Stanley Capital I,
877		Series 2006-IQ12, Class A1, 5.257%, 12/15/43	778
337		Series 2006-T23, Class A1, 5.682%, 08/12/41	301
1,000		TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.087%, 08/15/39	761
3,190		Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.039%, 10/15/41	3,019

		Total Commercial Mortgage-Backed Securities (Cost $15,911)	13,102

		Corporate Bonds — 28.2%
		Aerospace & Defense — 0.2%
250		Honeywell International, Inc., 5.300%, 03/01/18	240
1,100		Northrop Grumman Corp., 7.125%, 02/15/11	1,138
599		Systems 2001 AT LLC, (Cayman Islands), 7.156%, 12/15/11 (e)	620

			1,998

		Air Freight & Logistics — 0.4%
2,984		Federal Express Corp. 1998 Pass Through Trust, 6.720%, 01/15/22	2,924
350		United Parcel Service, Inc., 5.500%, 01/15/18	350

			3,274

		Airlines — 0.2%
419		American Airlines, Inc., 7.024%, 04/15/11 (c)	396
		Continental Airlines, Inc.,
798		7.056%, 03/15/11	746
157		7.256%, 09/15/21	119
250		7.487%, 04/02/12	225
308		UAL Pass-Through Trust, 6.071%, 03/01/13	290

			1,776

		Automobiles — 0.3%
2,791		Daimler Finance North America LLC, 7.200%, 09/01/09	2,599

		Beverages — 0.2%
200		Anheuser-Busch Cos, Inc., 5.500%, 01/15/18	175
400		Coca-Cola Enterprises, Inc., 8.500%, 02/01/12	431
380		Diageo Capital plc, (United Kingdom), 7.375%, 01/15/14	396
350		Diageo Finance BV, (Netherlands), 5.300%, 10/28/15	324
150		PepsiCo, Inc., 7.900%, 11/01/18	167
100		SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	89

			1,582

		Capital Markets — 4.6%
200		Bank of New York Mellon Corp. (The), 5.125%, 08/27/13	199
		Bear Stearns Cos., LLC (The),
2,285		3.250%, 03/25/09	2,265
250		7.250%, 02/01/18	253
		Credit Suisse USA, Inc.,
439		4.700%, 06/01/09	436
1,595		5.500%, 08/15/13	1,490
6,460		6.125%, 11/15/11	6,320
		Goldman Sachs Group, Inc. (The),
598		4.750%, 07/15/13	503
1,000		5.150%, 01/15/14	853
1,675		5.250%, 10/15/13 (c)	1,430
1,900		5.950%, 01/18/18	1,534
1,914		6.600%, 01/15/12	1,788
4,387		6.875%, 01/15/11	4,241
399		7.350%, 10/01/09	395
		Lehman Brothers Holdings, Inc.,
1,390		4.800%, 03/13/14 (d)	139
700		6.000%, 07/19/12 (d)	70
1,795		6.625%, 01/18/12 (d)	180
50		6.750%, 12/28/17 (d)	—	(h)
		Merrill Lynch & Co., Inc.,
852		4.125%, 01/15/09	849
700		5.000%, 01/15/15	629
1,098		5.450%, 07/15/14	1,007
344		6.000%, 02/17/09	343
1,005		6.150%, 04/25/13	950
667		6.400%, 08/28/17	612
683		6.875%, 04/25/18	643
		Morgan Stanley,
957		4.250%, 05/15/10	906
578		4.750%, 04/01/14	419
4,466		6.600%, 04/01/12	4,034
4,885		6.750%, 04/15/11	4,605
2,393		State Street Corp., 7.650%, 06/15/10	2,458
		UBS AG, (Switzerland),
500		5.750%, 04/25/18	424
200		5.875%, 12/20/17	174

			40,149

		Chemicals — 0.5%
250		Air Products & Chemicals, Inc., 4.150%, 02/01/13	234
		Dow Chemical Co. (The),
200		6.000%, 10/01/12	194
1,196		6.125%, 02/01/11	1,201
		EI Du Pont de Nemours & Co.,
125		4.125%, 03/06/13	121
700		6.000%, 07/15/18	687
700		Monsanto Co., 7.375%, 08/15/12	736
300		Potash Corp. of Saskatchewan, (Canada), 4.875%, 03/01/13	282
250		PPG Industries, Inc., 5.750%, 03/15/13	241
400		Praxair, Inc., 4.625%, 03/30/15	378

			4,074

		Commercial Banks — 2.6%
		Barclays Bank plc, (United Kingdom),
100		5.450%, 09/12/12	100
500		6.050%, 12/04/17 (e)	426
598		Branch Banking & Trust Co., 4.875%, 01/15/13	553
1,100		Fifth Third Bancorp, 5.450%, 01/15/17	878
		Keycorp,
1,595		Series MTNG, 4.700%, 05/21/09 (c)	1,575
250		6.500%, 05/14/13	228
1,000		Manufacturers & Traders Trust Co., 6.625%, 12/04/17	916
500		Marshall & Ilsley Corp., 5.350%, 04/01/11	373
917		Mellon Funding Corp., 3.250%, 04/01/09	909
300		National City Bank, VAR, 4.529%, 01/21/10	281
600		PNC Funding Corp., 5.250%, 11/15/15 (c)	552
1,495		Royal Bank of Canada, (Canada), 3.875%, 05/04/09 (c)	1,503
		SunTrust Banks, Inc.,
500		5.250%, 11/05/12	476
901		6.375%, 04/01/11	898
3,988		U.S. Bank N.A., 7.125%, 12/01/09	4,003
798		Wachovia Bank N.A., 7.800%, 08/18/10	787
		Wachovia Corp.,
300		5.500%, 05/01/13	284
1,750		5.750%, 02/01/18	1,577
		Wells Fargo & Co.,
1,584		3.125%, 04/01/09	1,583
300		5.000%, 11/15/14	293
835		5.625%, 12/11/17	792
		Wells Fargo Bank N.A.,
400		4.750%, 02/09/15	362
500		5.750%, 05/16/16	475
319		6.450%, 02/01/11	325
2,472		7.550%, 06/21/10	2,569

			22,718

		Communications Equipment — 0.0% (g)
400		Cisco Systems, Inc., 5.500%, 02/22/16	391

		Computers & Peripherals — 0.4%
1,025		Hewlett-Packard Co., 5.400%, 03/01/17	951
		International Business Machines Corp.,
1,117		5.390%, 01/22/09	1,118
450		5.700%, 09/14/17	430
500		7.625%, 10/15/18	537

			3,036

		Consumer Finance — 1.4%
359		American General Finance Corp., 5.375%, 10/01/12	148
279		Capital One Bank USA N.A., 5.750%, 09/15/10	260
		Capital One Financial Corp.,
275		5.700%, 09/15/11	233
740		6.250%, 11/15/13	623
		HSBC Finance Corp.,
798		4.750%, 05/15/09 (c)	783
500		5.250%, 01/15/14	456
798		6.375%, 11/27/12	756
1,783		6.750%, 05/15/11	1,734
835		7.000%, 05/15/12	803
2,752		8.000%, 07/15/10	2,729
		International Lease Finance Corp.,
598		5.875%, 05/01/13	399
1,000		6.375%, 03/25/13	681
		SLM Corp.,
600		4.000%, 01/15/10	536
1,037		5.375%, 01/15/13 (c)	750
798		Washington Mutual Finance Corp., 6.875%, 05/15/11 (d)	751

			11,642

		Diversified Financial Services — 6.8%
500		Allstate Life Global Funding Trusts, 5.375%, 04/30/13	472
4,367		Associates Corp. of North America, 8.150%, 08/01/09	4,339
		Bank of America Corp.,
1,000		4.900%, 05/01/13	956
1,505		5.650%, 05/01/18	1,395
1,595		7.400%, 01/15/11	1,610
5,580		7.800%, 02/15/10	5,655
300		BHP Billiton Finance USA Ltd., (Australia), 5.400%, 03/29/17	258
		Caterpillar Financial Services Corp.,
320		3.450%, 01/15/09	319
400		4.850%, 12/07/12	380
400		4.900%, 08/15/13	377
250		5.450%, 04/15/18	220
300		5.500%, 03/15/16	277
800		6.200%, 09/30/13	800
500		7.050%, 10/01/18	498
		CIT Group, Inc.,
650		5.000%, 02/13/14	388
600		7.625%, 11/30/12	417
		Citigroup, Inc.,
798		4.250%, 07/29/09	781
500		4.700%, 05/29/15	412
1,994		5.625%, 08/27/12	1,777
400		6.000%, 08/15/17	363
500		6.125%, 11/21/17	457
1,000		6.125%, 05/15/18	914
319		6.200%, 03/15/09	316
1,200		CME Group, Inc., 5.400%, 08/01/13	1,175
225		ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	217
		General Electric Capital Corp.,
1,096		4.625%, 09/15/09	1,100
2,500		5.250%, 10/19/12	2,427
1,500		5.400%, 02/15/17	1,333
3,000		5.625%, 05/01/18	2,766
6,163		5.875%, 02/15/12	6,140
6,280		6.000%, 06/15/12	6,245
2,034		6.125%, 02/22/11	2,051
800		Genworth Global Funding Trusts, 5.200%, 10/08/10	601
		John Hancock Global Funding II,
957		3.500%, 01/30/09 (e)	952
957		7.900%, 07/02/10 (e)	986
1,595		MassMutual Global Funding II, 3.500%, 03/15/10 (e)	1,572
		National Rural Utilities Cooperative Finance Corp.,
550		4.750%, 03/01/14	495
150		10.375%, 11/01/18	160
		New York Life Global Funding,
877		3.875%, 01/15/09 (e)	876
300		4.650%, 05/09/13 (e)	286
1,994		5.375%, 09/15/13 (e)	1,944
3,015		Principal Life Global Funding I, 6.250%, 02/15/12 (e)	2,990
		Textron Financial Corp.,
815		5.125%, 02/03/11	696
500		5.400%, 04/28/13	408

			58,801

		Diversified Telecommunication Services — 2.6%
		AT&T, Inc.,
2,900		4.950%, 01/15/13	2,734
360		5.100%, 09/15/14	323
225		5.500%, 02/01/18	194
540		BellSouth Corp., 5.200%, 09/15/14	484
668		Bellsouth Telecommunications, Inc., 6.300%, 12/15/15	665
3,270		British Telecommunications plc, (United Kingdom), 8.125%, 12/15/10	3,265
2,313		France Telecom S.A., (France), 7.750%, 03/01/11	2,353
2,233		Nynex Capital Funding Co., SUB, 8.230%, 10/15/09	2,228
94		Nynex Corp., 9.550%, 05/01/10	96
		Sprint Capital Corp.,
300		7.625%, 01/30/11	216
600		8.375%, 03/15/12	408
		Telecom Italia Capital S.A., (Luxembourg),
800		4.950%, 09/30/14	584
700		5.250%, 11/15/13	532
250		6.999%, 06/04/18	187
700		Telefonica Emisiones S.A.U., (Spain), 5.855%, 02/04/13	644
1,117		TELUS Corp., (Canada), 8.000%, 06/01/11	1,129
200		Verizon Communications, Inc., 5.500%, 02/15/18	166
798		Verizon Florida LLC, 6.125%, 01/15/13	727
4,187		Verizon Global Funding Corp., 7.250%, 12/01/10	4,248
300		Verizon New England, Inc., 4.750%, 10/01/13	255
1,595		Verizon Virginia, Inc., 4.625%, 03/15/13	1,395

			22,833

		Electric Utilities — 1.4%
319		Alabama Power Co., 4.700%, 12/01/10	319
917		Carolina Power & Light Co., 5.125%, 09/15/13	901
550		CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	485
300		Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	295
250		Columbus Southern Power Co., 6.050%, 05/01/18	224
175		Connecticut Light & Power Co., 5.650%, 05/01/18	163
		Duke Energy Carolinas LLC,
795		5.625%, 11/30/12	800
800		6.250%, 01/15/12	810
1,595		Exelon Generation Co. LLC, 6.950%, 06/15/11	1,509
175		Florida Power Corp., 5.650%, 06/15/18 (c)	170
150		FPL Group Capital, Inc., 5.350%, 06/15/13	146
100		Georgia Power Co., 6.000%, 11/01/13	101
157		Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	148
150		Midamerican Energy Co., 5.300%, 03/15/18	134
150		Nevada Power Co., 6.500%, 08/01/18	137
900		Ohio Power Co., 5.750%, 09/01/13	859
150		Oncor Electric Delivery Co., 5.950%, 09/01/13 (e)	137
		Pacific Gas & Electric Co.,
330		5.625%, 11/30/17	307
100		8.250%, 10/15/18	111
125		Pacificorp, 6.900%, 11/15/11	129
100		Peco Energy Co., 5.350%, 03/01/18	89
869		PSEG Power LLC, 7.750%, 04/15/11	882
50		Public Service Co. of Colorado, 5.800%, 08/01/18	49
		Public Service Electric & Gas Co.,
200		5.300%, 05/01/18	185
700		6.330%, 11/01/13	708
250		Southern California Edison Co., 5.750%, 03/15/14	253
		Spectra Energy Capital LLC,
900		5.500%, 03/01/14	780
100		5.668%, 08/15/14	87
		Virginia Electric and Power Co.,
400		5.100%, 11/30/12	378
1,000		5.400%, 04/30/18	895

			12,191

		Electronic Equipment, Instruments & Components — 0.0% (g)
120		Arrow Electronics, Inc., 6.875%, 07/01/13	115

		Food & Staples Retailing — 0.2%
		Kroger Co. (The),
225		7.500%, 01/15/14	228
1,196		8.050%, 02/01/10	1,204
560		Wal-Mart Stores, Inc., 4.250%, 04/15/13	562

			1,994

		Food Products — 0.4%
210		General Mills, Inc., 6.000%, 02/15/12	212
		Kellogg Co.,
200		4.250%, 03/06/13	191
500		5.125%, 12/03/12	492
		Kraft Foods, Inc.,
1,200		6.125%, 02/01/18	1,106
1,060		6.500%, 08/11/17	1,008

			3,009

		Gas Utilities — 0.4%
100		Atmos Energy Corp., 5.125%, 01/15/13	90
100		CenterPoint Energy Resources Corp., 6.125%, 11/01/17	80
638		KeySpan Gas East Corp., 7.875%, 02/01/10	651
350		Schlumberger Technology Corp., 6.500%, 04/15/12 (e)	393
1,037		Southern California Gas Co., 4.800%, 10/01/12	1,021
70		Texas Eastern Transmission LP, 7.300%, 12/01/10	70
		TransCanada Pipelines Ltd., (Canada),
365		4.000%, 06/15/13	319
500		6.500%, 08/15/18	461

			3,085

		Health Care Equipment & Supplies — 0.0% (g)
100		Baxter International, Inc., 4.625%, 03/15/15	95

		Hotels, Restaurants & Leisure 0.0% (g)
300		McDonald’s Corp., 4.300%, 03/01/13	302

		Household Products — 0.0% (g)
50		Kimberly-Clark Corp., 7.500%, 11/01/18	54
183		Procter & Gamble - ESOP, 9.360%, 01/01/21	218

			272

		Industrial Conglomerates — 0.0% (g)
250		Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	236

		Insurance — 1.6%
		American International Group, Inc.,
1,300		4.250%, 05/15/13	883
300		5.450%, 05/18/17	182
2,393		ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	1,754
		Berkshire Hathaway Finance Corp.,
1,000		4.600%, 05/15/13 (e)	982
150		5.000%, 08/15/13 (e)	149
700		5.400%, 05/15/18 (e)	640
200		Chubb Corp. (The), 5.750%, 05/15/18	174
1,595		Jackson National Life Global Funding, 6.125%, 05/30/12 (e)	1,514
700		MetLife Life and Annuity Co. of Connecticut, 5.125%, 08/15/14 (e)	599
873		Metropolitan Life Global Funding I, 5.200%, 09/18/13(e)	777
1,755		Monumental Global Funding II, 4.375%, 07/30/09 (e)	1,729
479		Nationwide Financial Services, 6.250%, 11/15/11 Pacific Life Global Funding,	444
917		3.750%, 01/15/09 (e)	918
500		5.150%, 04/15/13 (e)	465
		Protective Life Secured Trusts,
853		4.000%, 10/07/09	824
1,595		4.000%, 04/01/11	1,504
200		Travelers Cos, Inc. (The), 5.800%, 05/15/18	179

			13,717

		IT Services — 0.0% (g)
350		Electronic Data Systems Corp.,
		6.000%, 08/01/13	349

		Machinery — 0.1%
350		Eaton Corp., 5.600%, 05/15/18	307
175		Parker Hannifin Corp., 5.500%, 05/15/18	167

			474

		Media — 0.8%
570		Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13	569
2,951		Comcast Cable Holdings LLC, 9.800%, 02/01/12	3,036
		Comcast Corp.,
479		5.500%, 03/15/11	460
200		5.900%, 03/15/16	175
718		COX Communications, Inc., 7.750%, 11/01/10	700
225		Thomson Reuters Corp., (Canada), 5.950%, 07/15/13	214
		Time Warner Cable, Inc.,
500		5.850%, 05/01/17	420
100		8.250%, 02/14/14	98
877		Time Warner Entertainment Co. LP, 10.150%, 05/01/12	914

			6,586

		Metals & Mining — 0.2%
		Alcoa, Inc.,
805		5.550%, 02/01/17	588
400		6.000%, 07/15/13	343
600		Rio Tinto Finance USA Ltd., (Australia), 5.875%, 07/15/13	466

			1,397

		Multiline Retail — 0.1%
700		Target Corp., 6.000%, 01/15/18	598

		Multi-Utilities — 0.3%
500		Aquila, Inc., 11.875%, 07/01/12	488
		Dominion Resources, Inc.,
766		6.250%, 06/30/12	736
100		8.875%, 01/15/19	102
798		DTE Energy Co., 6.650%, 04/15/09	793
150		Sempra Energy, 8.900%,11/15/13	149
200		Wisconsin Electric Power Co., 6.000%, 04/01/14	205

			2,473

		Oil, Gas & Consumable Fuels — 0.7%
1,000		BP Capital Markets plc, (United Kingdom), 5.250%, 11/07/13	1,003
400		Canadian Natural Resources Ltd., (Canada), 5.900%, 02/01/18	342
		ConocoPhillips,
300		5.200%, 05/15/18 (c)	277
1,874		8.750%, 05/25/10	1,974
100		Devon Financing Corp. ULC, 6.875%, 09/30/11	100
150		Marathon Oil Canada Corp., (Canada), 8.375%, 05/01/12 Marathon Oil Corp.,	149
700		5.900%, 03/15/18	585
400		6.000%, 10/01/17	345
150		PC Financial Partnership, 5.000%, 11/15/14	119
		XTO Energy, Inc.,
700		4.625%, 06/15/13	631
700		5.750%, 12/15/13	658

			6,183

		Paper & Forest Products — 0.2%
		International Paper Co.,
1,316		4.000%, 04/01/10	1,227
514		4.250%, 01/15/09	512
160		Weyerhaeuser Co., 6.750%, 03/15/12	137

			1,876

		Pharmaceuticals — 0.2%
500		AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	511
850		GlaxoSmithKline Capital, Inc., 4.850%, 05/15/13	838
175		Schering-Plough Corp., 6.000%, 09/15/17	164

			1,513

		Real Estate Investment Trusts (REITs) — 0.1%
300		HRPT Properties Trust, 6.650%, 01/15/18	193
		Simon Property Group LP,
275		5.625%, 08/15/14	208
350		6.100%, 05/01/16	241

			642

		Real Estate Management & Development — 0.0% (g)
319		ERP Operating LP, 4.750%, 06/15/09	312

		Road & Rail — 0.3%
		Burlington Northern Santa Fe Corp.,
785		6.125%, 03/15/09	785
798		7.125%, 12/15/10	814
135		Norfolk Southern Corp., 7.700%, 05/15/17	141
		Union Pacific Corp.,
175		4.875%, 01/15/15	155
200		5.650%, 05/01/17	183
450		5.700%, 08/15/18	415

			2,493

		Software — 0.1%
		Oracle Corp.,
620		5.250%, 01/15/16	589
600		5.750%, 04/15/18	562

			1,151

		Specialty Retail — 0.1%
1,000		Home Depot, Inc., 5.400%, 03/01/16	798

		Thrifts & Mortgage Finance — 0.5%
3,190		Countrywide Home Loans, Inc., 4.000%, 03/22/11	2,979
1,196		Wachovia Mortgage FSB, 4.500%, 06/15/09	1,115

			4,094

		Water Utilities — 0.0% (g)
300		American Water Capital Corp., 6.085%, 10/15/17	254

		Wireless Telecommunication Services— 0.3%
1,436		New Cingular Wireless Services, Inc., 7.875%, 03/01/11	1,454
1,300		Sprint Nextel Corp., 6.000%, 12/01/16	722
775		Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	649

			2,825

		Total Corporate Bonds (Cost $263,577)	243,907

		Foreign Government Securities — 0.2%
		United Mexican States, (Mexico),
1,293		6.375%, 01/16/13	1,283
850		6.625%, 03/03/15	833

		Total Foreign Government Securities (Cost $2,181)	2,116

		Mortgage Pass-Through Securities — 5.5%
		Federal Home Loan Mortgage Corp.,
71		ARM, 5.125%, 07/01/26	71
327		ARM, 5.548%, 01/01/27	325
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
1,614		4.000%, 05/01/14 - 08/01/18	1,610
632		4.500%, 10/01/18	636
748		5.000%, 12/01/17	762
183		5.500%, 06/01/17	187
261		6.000%, 04/01/18	267
1,419		6.500%, 05/01/17 - 04/01/18	1,455
132		7.000%, 08/01/10 - 09/01/12(m)	137
79		7.500%, 08/01/09 - 10/01/14	81
18		8.500%, 01/01/10	18
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
191		6.000%, 12/01/22	196
337		6.500%, 12/01/13 - 11/01/22	350
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
1,378		5.500%, 07/01/35	1,401
822		6.000%, 01/01/34	841
90		7.000%, 04/01/22 - 04/01/26	93
64		7.500%, 08/01/25	68
80		8.000%, 07/01/20 - 11/01/24	85
213		8.500%, 07/01/28	229
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
36		12.000%, 08/01/15 - 07/01/19	40
		Federal National Mortgage Association,
149		ARM, 4.143%, 09/01/27	148
153		ARM, 4.401%, 03/01/29	152
398		ARM, 4.615%, 09/01/34	398
1,376		ARM, 4.827%, 01/01/35	1,368
56		ARM, 4.858%, 03/01/19	56
1,401		ARM, 5.425%, 06/01/36	1,410
31		ARM, 5.537%, 06/01/26	30
17		ARM, 6.328%, 08/01/19	18
		Federal National Mortgage Association, 15 Year, Single Family,
1,620		4.000%, 07/01/18	1,609
9,383		4.500%, 05/01/18 - 11/01/19	9,461
6,800		5.000%, 12/01/16 - 10/01/20	6,937
450		5.500%, 01/01/20	460
1,343		6.500%, 12/01/10 - 08/01/20	1,383
9		7.000%, 06/01/10	10
204		7.500%, 10/01/12	213
149		8.000%, 11/01/12	155
782		Federal National Mortgage Association, 20 Year, Single Family, 6.500%, 04/01/25	810
		Federal National Mortgage Association, 30 Year FHA/VA,
141		6.000%, 09/01/33	145
258		6.500%, 03/01/29	265
203		8.500%, 08/01/27 - 02/01/30	219
140		9.000%, 09/01/19 - 12/01/30	152
53		9.500%, 12/01/18	58
		Federal National Mortgage Association, 30 Year, Single Family,
1,136		5.000%, 11/01/33	1,146
1,202		5.500%, 12/01/33	1,225
1,357		6.000%, 12/01/32 - 09/01/33	1,391
498		6.500%, 08/01/31	518
244		7.000%, 07/01/25 - 08/01/32	256
142		7.500%, 11/01/22 - 05/01/25	150
473		8.000%, 03/01/21 - 11/01/28	500
75		8.500%, 07/01/24 - 06/01/25	81
7		9.000%, 04/01/26	7
27		10.000%, 02/01/24	32
34		12.500%, 01/01/16	39
		Federal National Mortgage Association, Other,
647		4.000%, 09/01/13	652
359		4.500%, 11/01/14	365
		Government National Mortgage Association II, 30 Year, Single Family,
512		6.000%, 03/20/28	527
107		7.500%, 02/20/28 - 09/20/28	112
286		8.000%, 12/20/25 - 10/20/28	305
167		8.500%, 03/20/25 - 05/20/25	179
		Government National Mortgage Association, 15 Year, Single Family,
310		6.000%, 10/15/17	321
3		6.500%, 07/15/09	3
57		7.500%, 02/15/12 - 03/15/12	60
307		8.000%, 08/15/09 - 01/15/16	327
		Government National Mortgage Association, 30 Year, Single Family,
878		6.000%, 11/15/28	902
1,281		6.500%, 01/15/24 - 02/15/33	1,321
1,584		7.000%, 08/15/23 - 06/15/33	1,645
251		7.500%, 11/15/22 - 06/15/32	266
84		8.000%, 05/15/22 - 08/15/28	90
69		8.500%, 03/15/17 - 11/15/17	74
98		9.000%, 01/15/09 - 11/15/24	106
189		9.500%, 10/15/09 - 12/15/25	208
83		12.000%, 11/15/19	96

		Total Mortgage Pass-Through Securities (Cost $46,183)	47,213

		Supranational — 0.0% (g)
160		Corp. Andina de Fomento, 5.200%, 05/21/13	140
80		Inter-American Development Bank, 8.400%, 09/01/09	84

		Total Supranational (Cost $240)	224

		U.S. Government Agency Securities — 1.6%
		Federal Home Loan Bank System,
5,049		4.720%, 09/20/12	5,124
798		6.210%, 06/02/09	818
387		Federal Home Loan Mortgage Corp., 6.875%, 09/15/10 (c)	418
		Federal National Mortgage Association,
3,190		5.500%, 03/15/11 (c)	3,403
957		6.125%, 03/15/12	1,053
2,672		6.250%, 02/01/11	2,793

		Total U.S. Government Agency Securities (Cost $13,192)	13,609

		U.S. Treasury Obligations — 14.3%
		U.S. Treasury Bonds,
1,300		8.750%, 05/15/17 (c)	1,838
9,977		11.750%, 11/15/14 (m)	11,017
		U.S. Treasury Bonds Coupon STRIPS,
6,848		02/15/11 (c)	6,698
239		02/15/12	227
2,750		05/15/12 (c)	2,605
399		08/15/12	374
4,625		11/15/12 (c)	4,309
7,976		02/15/13 (c)	7,356
1,596		08/15/13 (m)	1,456
15,773		02/15/14 (m)	14,055
8,184		05/15/14 (m)	7,229
15,798		08/15/14 (m)	13,751
6,437		11/15/14 (m)	5,541
300		02/15/15	248
4,500		05/15/15 (c)	3,692
498		08/15/15 (c)	400
8,048		11/15/15 (c)	6,459
18,889		02/15/16 (c)	14,891
3,478		05/15/16 (c)	2,723
1,595		08/15/16 (c)	1,229
4,500		05/15/17 (c)	3,364
590		08/15/17	435
475		11/15/17 (c)	347
		U.S. Treasury Bonds Principal STRIPS,
4,982		11/15/09	4,915
200		08/15/17 (c)	148
		U.S. Treasury Inflation Indexed Notes,
1,000		2.000%, 04/15/12	1,023
5,497		4.250%, 01/15/10	6,994

		Total U.S. Treasury Obligations (Cost $114,712)	123,324

		Total Long-Term Investments (Cost $882,310)	861,089

SHARES

Short-Term Investment — 0.3%
Investment Company — 0.3%
2,335	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares (b) (Cost $2,335)	2,335

PRINCIPAL AMOUNT ($)

	Investments of Cash Collateral for Securities on Loan — 4.9%
	Corporate Notes — 1.4%
3,500	BBVA Senior Finance S.A., (Spain), VAR, 2.869%, 03/12/10 (d) (e)	3,416
3,000	General Electric Capital Corp., VAR, 1.150%, 03/12/10 (d)	2,784
3,500	Monumental Global Funding III, VAR, 2.203%, 05/24/10 (d) (e)	3,232
3,000	Pricoa Global Funding I, VAR, 1.155%, 12/15/09 (d) (e)	2,761

		12,193

SHARES

Investment Company — 3.5%
29,942	JPMorgan Prime Money Market Fund, Capital Shares (b)	29,942

PRINCIPAL AMOUNT ($)

	Investment Company — Continued
	Total Investments of Cash Collateral for Securities on Loan (Cost $42,942)	42,135

	Total Investments — 104.8% (Cost $927,587)	905,559
	Liabilities in Excess of Other Assets — (4.8)%	(41,605)

	NET ASSETS — 100.0%	$863,954

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
GMAC	—	General Motors Acceptance Corp.
HB	—

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF	—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2008. The rate may be subject to a cap and floor.

IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	—

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The rate shown is the rate in effect as of November 30, 2008
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2008.

(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)		Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(d)		Defaulted Security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)		Amount rounds to less than 0.1%
(h)		Amount rounds to less than one thousand (shares or dollars).
(i)		Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,911
Aggregate gross unrealized depreciation	(43,939)

Net unrealized appreciation/depreciation	($22,028)

Federal income tax cost of investments	$927,587

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$ 32,277	$ -
Level 2 - Other significant observable inputs	873,282	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 905,559	$ -

* Other financial instruments may include futures, forwards and swap contracts.
JPMorgan Kentucky Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — 98.2%
	Municipal Bonds — 98.2%
	Arizona — 1.2%
1,000	Tucson & Pima Counties IDA, Capital Appreciation, Series 1983 A, Rev., Zero Coupon, 12/01/14 (p)	801

	California — 3.6%
	San Marcos Public Facilities Authority, CR,
1,000	Rev., Zero Coupon, 01/01/19 (p)	615
2,850	Rev., Zero Coupon, 09/01/19 (p)	1,690

		2,305

	Kansas — 2.0%
1,600	Kansas City, Single Family Mortgage, Municipal Multiplier, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	1,280

	Kentucky — 80.6%
1,000	Boone County, School District Finance Corp., School Building, Series B, Rev., 5.375%, 08/01/10 (p)	1,067
1,010	City of Bowling Green, GO, 5.250%, 06/01/10	1,057
	City of Richmond, Water, Gas & Sewer,
100	Series A, Rev., MBIA, 5.000%, 12/29/08	102
255	Series B, Rev., MBIA, 5.000%, 12/29/08	261
	Fayette County, School District Finance Corp.,
1,000	Rev., 5.375%, 09/15/09 (p)	1,043
1,645	Rev., 5.500%, 06/01/10 (p)	1,752
450	Greater Kentucky Housing Assistance Corp., Mortgage, Multi-Family Housing, Section 8 Assisted, Series A, Rev., FHA, 5.900%, 12/29/08	451
1,000	Jefferson County Capital Projects Corp., Series A, Rev., FSA, 4.250%, 06/01/17	867
930	Jefferson County, Health Facilities, Jewish Hospital Healthcare Services, Inc., Rev., 5.650%, 12/29/08	931
	Jefferson County, School District Finance Corp.,
2,160	Series A, Rev., FSA, 4.500%, 07/01/16	2,044
1,000	Series A, Rev., FSA, 5.000%, 04/01/11	1,023
1,320	Series A, Rev., FSA, 5.250%, 07/01/09	1,349
2,115	Kenton County Airport Board, Cincinnati/Northern Kentucky, Series C, Rev., AMT, MBIA, 5.000%, 03/01/11	2,133
	Kentucky Asset Liability Commission, University of Kentucky Project,
1,500	Series A, Rev., AMBAC, 4.000%, 10/01/16	1,507
1,500	Series A, Rev., AMBAC, 5.000%, 10/01/17	1,564
1,000	Series B, Rev., 5.000%, 10/01/17	1,014
1,000	Kentucky Municipal Power Agency, Prairie State Project, Series A, Rev., MBIA, 5.250%, 09/01/17	957
1,000	Kentucky State Property & Buildings Commission, Rev., 5.375%, 11/01/18	997
1,000	Kentucky State Property & Buildings Commission, Project No. 64, Rev., MBIA, 5.750%, 11/01/09 (p)	1,042
1,000	Kentucky State Property & Buildings Commission, Project No. 71, Rev., MBIA-IBC, 5.500%, 08/01/12	1,077
1,335	Kentucky State Property & Buildings Commission, Project No. 73, Rev., 5.250%, 11/01/11	1,418
1,000	Kentucky State Property & Buildings Commission, Project No. 76, Rev., AMBAC, 5.500%, 08/01/20	1,055
1,500	Kentucky State Property & Buildings Commission, Project No. 82, Rev., FSA, 5.250%, 10/01/18	1,605
	Kentucky State Property & Buildings Commission, Project No. 84,
1,000	Rev., MBIA, 5.000%, 08/01/21	1,000
1,175	Rev., MBIA, 5.000%, 08/01/22	1,167
1,500	Kentucky State Property & Buildings Commission, Project No. 85, Rev., FSA, 5.000%, 08/01/15 (p)	1,669
	Kentucky State Property & Buildings Commission, Project No. 87,
1,000	Rev., FGIC, 5.000%, 03/01/17	996
2,250	Rev., FGIC, 5.000%, 03/01/17	2,201
1,500	Kentucky State Property & Buildings Commission, Project No. 89, Rev., FSA, 5.000%, 11/01/18	1,505
1,000	Kentucky State Turnpike Authority, Series B, Rev., AMBAC, 5.000%, 07/01/16	1,070
1,000	Kentucky State Turnpike Authority, Capital Appreciation Revitalization, Rev., FGIC, Zero Coupon, 01/01/10	972
	Kentucky State Turnpike Authority, Revitalization Projects,
1,000	Rev., AMBAC, 5.500%, 07/01/09	1,025
1,000	Series A, Rev., AMBAC, 5.500%, 07/01/11	1,070
	Lexington-Fayette County, Urban County Government,
1,000	Series A, Rev., 5.000%, 07/01/11	1,042
1,000	Series D, GO, MBIA, 4.000%, 11/01/16	966
1,495	Louisville & Jefferson County, Metro Government Board of Water Works, Rev., 5.000%, 11/15/16	1,635
	Louisville & Jefferson County, Metropolitan Sewer District,
1,000	Series A, Rev., AMBAC, 5.000%, 05/15/16	1,034
1,500	Series A, Rev., Assured Guaranty Ltd., 5.000%, 05/15/18	1,489
1,500	Series A, Rev., FGIC, 5.500%, 11/15/09	1,545
1,000	Louisville & Jefferson County, Regional Airport Authority, Series A, Rev., FSA, 5.750%, 07/01/11	977
	Louisville Regional Airport Authority,
1,000	Rev., AMBAC, 5.000%, 07/01/15	847
1,000	Rev., AMBAC, 5.000%, 07/01/15	826
1,000	Louisville Waterworks Board, Water System, Rev., FSA, 5.125%, 11/15/10	1,042
1,060	Oldham County, School District Finance Corp., Rev., MBIA, 5.000%, 05/01/14	1,097

		51,491

	Louisiana — 6.5%
290	Louisiana Housing Finance Agency, Single Family Mortgage, Series A-1, Rev., GNMA/FNMA, 6.650%, 12/29/08	295
1,000	Louisiana Public Facilities Authority, CR, Series B, Rev., FNMA, Zero Coupon, 12/01/19 (p)	570
4,300	New Orleans Home Mortgage Authority, Compound Interest, Series A, Rev., MBIA VEREX, Zero Coupon, 10/01/15 (p)	3,287

		4,152

	Puerto Rico — 3.2%
1,480	Commonwealth of Puerto Rico, Capital Appreciation, GO, MBIA-IBC, Zero Coupon, 07/01/17	860
2,000	Puerto Rico Highway & Transportation Authority, Series A, Rev., AMBAC, Zero Coupon, 07/01/17	1,161

		2,021

	Texas — 1.1%
1,000	Central Texas Housing Finance Corp., Single Family Mortgage, Rev., VA/PRIV MTGS, Zero Coupon, 09/01/16 (p)	721

	Total Long-Term Investments (Cost $62,903)	62,771

SHARES

	Short-Term Investment — 1.1%
	Investment Company — 1.1%
691	JPMorgan Tax Free Money Market Fund, Institutional Class Shares (b) (Cost $691)	691

	Total Investments — 99.3% (Cost $63,594)	63,462

	Other Assets in Excess of Liabilities — 0.7%	436

	NET ASSETS — 100.0%	$63,898

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
CR	—	Custody Receipts
FGIC	—	Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IBC	—	Insured Bond Certificates
IDA	—	Industrial Development Authority
MBIA	—	Municipal Bond Insurance Association Corp.
MTGS	—	Mortgages
PRIV	—	Private
Rev.	—	Revenue Bond
VA	—	Veterans Administration
VEREX	—	Verex Assurance, Inc.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,895
Aggregate gross unrealized depreciation	(2,027)

Net unrealized appreciation/depreciation	($132)

Federal income tax cost of investments	$63,594

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 691	$ -
Level 2 - Other significant observable inputs	62,771	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 63,462	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

	Certificates of Deposit — 44.2%
48,000	Abbey National Treasury Service plc, Series YCD, VAR, 2.418%, 02/20/09	48,000
91,000	ABN Amro Bank N.V., (Netherlands), 4.550%, 12/17/08 (m)	91,000
106,000	Banco Bilbao Vizcaya Argentaria S.A., 3.185%, 12/23/08	106,000
20,000	Bank of Nova Scotia, 2.240%, 12/01/08	20,000
30,000	Bank of Scotland plc, (United Kingdom), 3.022%, 12/06/08	30,000
	Barclays Bank plc, (United Kingdom)
82,000	2.250%, 02/13/09	82,000
50,000	3.015%, 02/25/09	50,000
65,000	3.120%, 01/23/09	65,000
	BNP Paribas, (France)
345,000	0.950%, 12/01/08	345,000
80,000	2.250%, 02/27/09	80,000
27,000	2.870%, 12/05/08	27,000
35,000	2.900%, 12/24/08	35,000
45,000	3.650%, 02/23/09	45,000
110,000	Caisse Nationale des Caisses d’Epargne et de Prevoyance, (France), 2.960%, 12/08/08	110,000
	Calyon N.A. Co.
17,000	2.290%, 02/24/09	17,000
82,000	3.000%, 02/05/09	82,000
27,000	3.110%, 02/25/09	27,000
114,000	3.130%, 03/09/09	114,000
25,000	Credit Agricole S.A., 2.700%, 02/10/09	25,000
	Credit Industriel et Commercial
100,000	1.550%, 12/15/08	100,000
43,000	3.020%, 12/09/08	43,000
95,000	3.085%, 12/02/08	95,000
58,000	3.270%, 02/24/09	58,001
42,000	3.650%, 02/27/09	42,000
500,000	Danske Bank, 1.200%, 12/02/08	500,000
550,000	Landesbank Hessen-Thueringen, 0.900%, 12/01/08	550,001
88,000	Lloyds TSB Bank plc, 3.500%, 01/23/09	88,000
	National Australia Bank Ltd., (Australia)
50,000	2.885%, 12/11/08	50,000
91,000	3.550%, 01/26/09	91,000
	Natixis
370,000	0.850%, 12/01/08	370,000
54,000	VAR, 1.931%, 12/01/08	54,000
62,000	2.950%, 12/03/08	62,000
30,000	Nordea Bank Finland plc, 2.690%, 12/01/08	30,000
57,000	Nordea Bank plc, (Finland), 2.720%, 02/05/09	57,000
	Rabobank Neverland N.V.
55,000	2.250%, 05/26/09	55,000
29,000	3.000%, 02/23/09	29,000
23,000	Royal Bank of Scotland plc, (United Kingdom), 3.064%, 12/05/08	23,000
	Sanpaolo IMI S.p.A.
93,000	2.300%, 02/20/09	93,000
33,000	2.850%, 12/01/08	33,000
55,000	2.900%, 12/01/08	55,000
62,000	VAR, 3.064%, 12/05/08	62,000
	Societe Generale
75,000	0.750%, 12/01/08	75,000
37,000	2.300%, 02/23/09	37,000
50,000	2.350%, 02/27/09	50,000
45,000	2.760%, 02/04/09	45,001
145,000	2.830%, 12/08/08	145,001
100,000	2.830%, 12/09/08	100,000
30,000	3.050%, 02/27/09	30,000
92,000	3.710%, 02/23/09	92,001
182,000	Svenska Handlesbanken, (Sweden), 2.490%, 12/01/08	182,000
163,000	UBS AG, 2.880%, 12/05/08	163,000
300,000	Ulster Bank Ireland Ltd., 1.600%, 12/02/08	300,000
25,000	UniCredito Italiano S.p.A., (Ireland), 2.040%, 12/17/08	25,000

	Total Certificates of Deposit (Cost $5,183,005)	5,183,005

	Commercial Paper - 33.3%
75,000	Alpine Securitization Corp., 4.280%, 12/02/08	74,991
	Amstel Funding Corp.,
15,000	3.117%, 01/22/09	14,933
100,000	4.808%, 01/06/09	99,525
16,000	5.064%, 01/14/09	15,902
	Amsterdam Funding Corp.,
25,000	4.304%, 01/21/09	24,849
50,000	4.310%, 01/28/09	49,658
30,000	4.451%, 01/16/09 (e)	29,831
	ANZ National International, Ltd., (United Kingdom),
25,000	VAR, 2.412%, 02/26/09 (e)	25,000
31,000	VAR, 2.416%, 02/27/09 (e)	31,000
26,000	3.077%, 12/16/08 (e)	26,000
	ASB Finance Ltd., (New Zealand),
23,000	3.000%, 02/23/09	22,844
20,000	3.177%, 01/27/09	19,901
30,000	Aspen Funding Corp., 4.553%, 01/16/09	29,828
	Atlantic Asset Corp.,
15,000	3.125%, 01/29/09	14,924
187,000	4.298%, 01/05/09 (e)	186,226
50,000	Atlantis One Funding Corp., 4.083%, 04/15/09	49,250
25,000	Banco Bilbao Vizcaya Argentaria S.A., 3.176%, 01/23/09 (e)	24,885
	BNZ International Funding Ltd., (New Zealand),
25,000	2.313%, 02/17/09	24,875
56,000	2.314%, 02/27/09	55,686
54,000	2.872%, 12/08/08	53,970
22,000	3.056%, 12/05/08 (e)	22,000
25,000	CAFCO LLC, 4.300%, 01/08/09 (e)	24,888
	Cancara Asset Securitisation LLC,
20,000	2.259%, 01/14/09	19,945
25,000	3.531%, 01/27/09	24,861
25,000	4.290%, 12/18/08 (e)	24,950
70,000	4.554%, 01/05/09 (e)	69,694
	Charta Corp.,
100,000	4.258%, 01/28/09 (e)	99,323
43,000	4.260%, 02/04/09	42,674
	Ciesco LLC,
100,000	4.259%, 01/27/09 (e)	99,335
45,000	4.259%, 02/02/09	44,669
33,000	CRC Funding LLC, 4.300%, 01/08/09 (e)	32,852
20,000	Ebbets Funding LLC, 4.808%, 01/16/09	19,879
	Edison Asset Securitization LLC,
15,000	4.157%, 02/04/09 (e)	14,889
10,000	4.187%, 04/16/09	9,845
100,000	Elysian Funding LLC, 4.966%, 01/08/09 (e)	99,483
25,000	Enterprise Funding Co., 4.198%, 01/09/09 (e)	24,888
100,000	Galleon Capital LLC, 3.562%, 12/02/08	99,990
	Gemini Securitization Corp. LLC,
50,000	4.299%, 01/05/09	49,793
115,000	4.401%, 01/23/09 (e)	114,263
30,000	4.507%, 01/26/09 (e)	29,792
60,000	4.509%, 01/21/09 (e)	59,622
	General Electric Capital Corp.,
82,000	2.020%, 05/21/09	81,221
104,000	2.901%, 01/28/09	103,521
	Govco LLC,
15,000	4.208%, 02/10/09	14,877
50,000	4.307%, 01/30/09	49,646
	Hannover Funding Co. LLC,
27,000	3.673%, 12/29/08	26,923
25,000	4.231%, 12/22/08	24,939
50,000	KBC Financial Products International Ltd., (Cayman Islands), 0.750%, 12/01/08	50,000
100,000	Liberty Street Funding LLC, 4.242%, 04/21/09	98,375
65,500	LMA Americas LLC, 3.821%, 01/20/09	65,156
60,000	Natexis Banques Populaires U.S. Finance Co., 3.179%, 12/17/08	59,917
100,000	Nationwide Building Society, (United Kingdom), 2.922%, 12/05/08	99,968
30,000	Newport Funding Corp., 4.553%, 01/16/09	29,828
	Old Line Funding LLC,
10,000	4.187%, 04/17/09	9,844
100,000	4.556%, 01/07/09 (e)	99,537
50,000	4.557%, 01/09/09 (e)	49,756
50,000	4.558%, 01/12/09	49,738
54,000	4.560%, 01/21/09	53,655
47,000	Picaros Funding LLC, 3.874%, 12/19/08 (e)	46,910
30,000	Rheingold Securities, 2.921%, 12/08/08	29,983
	Sheffield Receivables Corp.,
40,000	3.022%, 01/27/09 (e)	39,810
30,000	4.181%, 12/05/08	29,986
50,000	4.186%, 04/14/09	49,237
40,000	4.204%, 02/05/09	39,696
165,000	4.300%, 01/07/09	164,278
45,000	4.363%, 04/08/09	44,317
50,000	Tasman Funding, Inc., 5.064%, 01/08/09	49,736
19,000	Tempo Finance Corp., 4.552%, 01/16/09	18,891
150,000	Thames Asset Global Securitization, Inc., 4.384%, 01/07/09 (e)	149,332
50,000	Ticonderoga Funding LLC, (United Kingdom), 4.219%, 01/09/09 (e)	49,774
	Tulip Funding Corp.,
75,000	4.564%, 01/22/09	74,513
30,000	4.808%, 01/20/09	29,802
60,000	Versailles Commercial Paper LLC, 5.334%, 01/23/09	59,536
14,000	Westpac Trust Securities Ltd., VAR, 3.111%, 12/17/08 (e)	14,000
110,000	Windmill Funding Corp., 4.310%, 01/30/09	109,221
45,000	Working Capital Management Co. LP, 3.624%, 01/02/09	44,856

	Total Commercial Paper (Cost $3,912,492)	3,912,492

	Corporate Notes — 9.2%
	Commercial Banks — 7.6%
42,000	ABN Amro Bank N.V., (Netherlands), VAR, 3.665%, 01/30/09 (e)	42,000
27,000	Australia & New Zealand Banking Group Ltd., (Australia), VAR, 2.411%, 12/02/08 (e)	27,000
83,000	Bank of America, N.A., VAR, 3.665%, 01/30/09	83,000
175,000	Bank of Scotland plc, (United Kingdom), VAR, 1.970%, 12/01/08 (e)	175,000
254,000	Bayerische Landesbank, VAR, 1.459%, 12/24/08	254,000
46,000	BNP Paribas, (France), VAR, 2.445%, 02/13/09	46,000
51,000	Rabobank Nederland N.V., (Netherlands), VAR, 2.578%, 02/10/09 (e)	51,000
30,000	Royal Bank of Scotland plc, (United Kingdom), VAR, 4.943%, 01/15/09 (e)	30,000
90,000	Wachovia Bank, N.A., VAR, 4.418%, 01/06/09	90,000
100,000	Westpac Banking Corp., (Australia), VAR, 3.016%, 12/07/08 (e)	100,000

		898,000

	Diversified Financial Services — 1.6%
	General Electric Capital Corp.
150,000	VAR, 1.950%, 12/08/08	150,000
40,000	VAR, 3.500%, 02/02/09	40,046

	Total Corporate Notes (Cost $1,088,046)	1,088,046

	Master Note — 0.8%
100,000	Citigroup Global Markets Holdings, Inc., VAR, 1.050%, 12/01/08 (Cost $100,000)	100,000

	Repurchase Agreement — 4.8%
570,306	Bank of America Securities LLC, 0.27%, dated 11/30/08, due 12/01/08, repurchase price $570,306, collateralized by U.S. Government Agency Securities with a value of $581,782	570,306

	U.S. Government Agency Securities — 7.5%
57,000	Federal Home Loan Bank, DN, 1.800%, 11/20/09	55,991

	Federal Home Loan Bank,
40,000	DN, 1.700%, 11/23/09	39,326
56,540	DN, 1.800%, 11/19/09	55,542

		94,868

50,000	Federal Home Loan Banking System, VAR, 2.318%, 02/10/09	49,988

	Federal Home Loan Mortgage Corp.,
57,000	DN, 2.050%, 11/02/09	55,909
58,000	DN, Zero Coupon, 11/09/09	56,851

		112,760

	Federal National Mortgage Association,
56,540	DN, 1.800%, 11/13/09	55,559
112,000	DN, 2.050%, 11/06/09	109,832
50,000	Federal National Mortgage Association, VAR, 0.810%, 09/03/09	49,864

		215,255

	Federal National Mortgage Association,
90,000	VAR, 0.830%, 12/01/08	90,000
130,000	VAR, 3.455%, 01/25/09	129,955
138,000	VAR, 4.369%, 01/21/09	138,000

		357,955

	Total U.S. Government Agency Securities (Cost $886,817)	886,817

	Total Investments — 99.8% (Cost $11,740,666)*	11,740,666
	Other Assets in Excess of Liabilities — 0.2%	24,670

	NET ASSETS — 100.0%	$11,765,336

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2008.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(t)		The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
*		The cost of securities is substantially the same for federal income tax purposes.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$ -	$ -
Level 2 - Other significant observable inputs	11,740,666	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 11,740,666	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Louisiana Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments —99.5%
	Municipal Bonds — 99.5%
	California — 1.6%
1,000	State of California, Various Purpose, GO, 5.000%, 09/01/16	1,018

	Georgia — 1.2%
1,000	Main Street Natural Gas, Inc., Series A, Rev., 5.500%, 09/15/23	762

	Hawaii — 1.6%
1,000	State of Hawaii, Series DK, GO, 5.000%, 05/01/18	1,021

	Louisiana — 89.2%
885	Caddo-Bossier Parishes Board Commission, Limited Tax, Rev., Assured Guaranty Ltd., 4.000%, 03/01/14 (m)	896
1,000	Calcasieu Parish Public Trust Authority, Student Lease, McNeese Student Housing Project, Rev., MBIA, 5.375%, 05/01/11	1,020
1,125	Calcasieu Parish School District No. 30, Ward 4, Public School Improvement, GO, FSA, 5.000%, 02/15/12	1,116
1,815	City of New Orleans, Capital Appreciation, GO, AMBAC, Zero Coupon, 09/01/17	1,118
495	City of New Orleans, Home Mortgage Authority, SO, 6.250%, 01/15/11 (p)	530
1,000	City of New Orleans, Sewer Service, Rev., MBIA, 5.000%, 12/29/08	886
1,000	City of Shreveport, GO, FSA, 4.000%, 04/01/18	965
	City of Shreveport, Certificates of Indebtedness,
1,000	Series A, Rev., AMBAC, 5.000%, 10/01/09	1,016
1,000	Series A, Rev., AMBAC, 5.500%, 10/01/09	1,035
500	East Baton Rouge Parish, Public Improvement, Sales & Use Tax, Series ST-A, Rev., FGIC, 5.500%, 02/01/09 (p)	509
1,000	Jefferson Sales Tax District, Rev., AMBAC, 5.000%, 12/01/15	881
2,000	Lafayette Parish School Board, Public Schools, Rev., FSA, 5.000%, 04/01/14	2,155
1,500	Louisiana Energy & Power Authority, Rev., FSA, 5.750%, 01/01/13	1,627
260	Louisiana Housing Finance Agency, Single Family Mortgage, Series B-2, Rev., AMT, GNMA/FNMA, FHA/VA MTGS, 4.800%, 12/29/08	261
3,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition, Rev., AMBAC, 5.250%, 12/01/18	3,009
1,775	Louisiana Local Government Environmental Facilities & Community Development Authority, Lake Charles Public Improvement Project, Rev., AMBAC, 5.000%, 05/01/17	1,775
1,275	Louisiana Local Government Environmental Facilities & Community Development Authority, Shreveport Airport Systems, Series B, Rev., AMT, FSA, 5.625%, 01/01/19	1,151
	Louisiana Office Facilities Corp., Capitol Complex Program,
2,055	Rev., AMBAC, 5.500%, 05/01/11	2,147
1,000	Series A, Rev., MBIA, 5.125%, 03/01/09	1,015
1,000	Series A, Rev., MBIA, 5.375%, 03/01/09	1,005
1,220	Series A, Rev., MBIA, 5.500%, 03/01/09	1,240
7,000	Louisiana Public Facilities Authority, CR, Series B, Rev., FNMA, Zero Coupon, 12/01/19 (p)	3,993
8,000	Louisiana Public Facilities Authority, CR, Multi-Family Housing, Series A, Rev., FHLMC, Zero Coupon, 02/01/20 (p)	4,506
2,495	Louisiana Public Facilities Authority, Department of Public Safety, JT Emergency, Rev., FSA, 5.500%, 08/01/11 (p)	2,710
1,475	Louisiana Public Facilities Authority, Hospital, Franciscan Missionaries, Series A, Rev., FSA, 5.500%, 07/01/12	1,549
	Louisiana Public Facilities Authority, Hospital, Women’s Foundation Project,
1,000	Rev., FGIC, 5.000%, 04/01/15	847
500	Rev., FSA, 6.000%, 10/01/10 (p)	538
1,000	Louisiana Public Facilities Authority, Hurricane Recovery Program, Rev., AMBAC, 5.000%, 06/01/17	995
1,000	Louisiana Stadium & Exposition District, Hotel Occupancy Tax & Stadium, Series B, Rev., FGIC, 5.250%, 07/01/09 (p)	1,040
1,000	Orleans Parish, Parishwide School District, Series A, GO, FGIC, 5.125%, 12/29/08 (i)	1,000
250	Orleans Parish, School Board, GO, FGIC, 5.300%, 12/29/08 (i)	250
555	Orleans Parish, School Board, Public School, Capital Refinancing, Rev., MBIA, 6.000%, 06/01/09	566
1,000	Ouachita Parish, Hospital Service District 1, Glenwood Regional Medical Center, Rev., FSA, 5.700%, 05/15/10 (p)	1,056
840	Port New Orleans Board of Commissioners, Rev., AMBAC, 5.625%, 04/01/11 (p)	904
835	Port New Orleans Board of Commissioners, Unrefunded Balance, Rev., AMBAC, 5.625%, 04/01/11	819
1,000	St. Tammany Parishwide School District No. 12, GO, Assured Guaranty Ltd., 5.000%, 03/01/18	1,047
	State of Louisiana,
1,500	Series A, GO, FGIC, 5.250%, 11/15/10 (p)	1,597
1,000	Series A, GO, FGIC, 5.500%, 05/15/11	1,041
1,375	Series A, GO, MBIA, 5.800%, 08/01/10	1,448
3,500	Series B, GO, MBIA, 5.625%, 08/01/13	3,790
1,500	Series C, GO, FSA, 5.000%, 05/01/16	1,582
1,085	Tangipahoa Parish, School Board, Rev., AMBAC, 5.500%, 03/01/11	1,122

		57,757

	Massachusetts — 1.6%
1,000	Commonwealth of Massachusetts, Consolidated Loan, Series D, GO, 5.000%, 08/01/16	1,065

	Ohio — 4.3%
1,000	Franklin County Convention Facilities Authority, Tax & Lease Anticipation Bonds, Rev., 5.000%, 12/01/17	1,002
	Ohio Housing Finance Agency, Hillwood II Project,
495	Rev., AMT, GNMA COLL, 4.375%, 05/20/11	505
1,245	Rev., AMT, GNMA COLL, 4.700%, 05/20/16	1,282

		2,789

	Total Investments — 99.5% (Cost $63,522)	64,412

	Other Assets in Excess of Liabilities — 0.5%	316

	NET ASSETS — 100.0%	$64,728

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
CR	—	Custody Receipts
FGIC	—	Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
MBIA	—	Municipal Bond Insurance Association
MTGS	—	Mortgages
Rev.	—	Revenue Bond
SO	—	Special Obligation
VA	—	Veterans Administration

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,128
Aggregate gross unrealized depreciation	(1,238)

Net unrealized appreciation/depreciation	$890

Federal income tax cost of investments	$63,522

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ -	$ -
Level 2 - Other significant observable inputs	64,412	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 64,412	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — 101.3%
	Municipal Bonds — 101.3%
	Arizona — 1.3%
2,600	Salt River Project Agricultural Improvement & Power District, Series A, Rev., 5.000%, 01/01/18	2,597

	Colorado — 0.7%
3,000	E-470 Public Highway Authority, Capital Appreciation, Series B, Rev., MBIA, Zero Coupon, 09/01/19	1,483

	Florida — 0.8%
2,000	Miami-Dade County, Aviation, Series B, Rev., AMT, FSA-CR XLCA, 5.000%, 10/01/15	1,737

	Michigan — 90.6%
2,500	Battle Creek, Tax Allocation, MBIA, 5.000%, 05/01/09 (m)	2,528
2,300	Caledonia Community Schools, GO, MBIA Q-SBLF, 5.000%, 05/01/15	2,335
1,675	Charles Stewart Mott Community College, Community College Facilities, GO, MBIA, 5.000%, 05/01/15	1,699
	Chelsea Economic Development Corp., United Methodist Retirement,
1,075	Rev., 5.400%, 12/29/08	979
2,000	Rev., 5.400%, 12/29/08	1,555
2,840	Chippewa Valley Schools, GO, MBIA, Q-SBLF, 5.000%, 05/01/13	3,048
4,000	City of Dearborn School District, GO, FGIC, Q-SBLF, 5.000%, 05/01/17	4,068
	City of Detroit,
2,570	Series A, GO, FSA, 5.250%, 04/01/09	2,620
1,500	Series A-1, GO, MBIA, 5.375%, 10/01/11	1,518
2,000	Series B, Rev., MBIA, 6.000%, 07/01/10	2,093
4,015	Series B, Rev., VAR, MBIA, 5.250%, 07/01/17	4,023
	City of Detroit, Capital Appreciation,
5,000	Series A, Rev., FGIC, Zero Coupon, 07/01/13	4,054
1,500	Series A, Rev., FGIC, Zero Coupon, 07/01/17	945
3,000	City of Detroit, Water Supply System, Senior Lien, Series A, Rev., FSA, 5.000%, 07/01/16	3,100
1,800	City of Detroit, Wayne County Stadium Authority, Rev., FGIC, 5.500%, 12/29/08	1,802
1,500	City of Grand Rapids, Water Supply, Rev., FGIC, 5.750%, 01/01/11	1,563
	City of Jackson, Capital Appreciation, Downtown Development,
1,620	GO, FSA, Zero Coupon, 06/01/16	1,137
1,710	GO, FSA, Zero Coupon, 06/01/17	1,124
2,060	GO, FSA, Zero Coupon, 06/01/18	1,257
1,200	GO, FSA, Zero Coupon, 06/01/19	679
2,075	East Grand Rapids Public School District, GO, FSA Q-SBLF, 5.000%, 05/01/14	2,136
1,000	East Lansing School District, School Building Site, GO, Q-SBLF, 5.400%, 05/01/10 (p)	1,050
1,000	Ecorse Public School District, GO, FSA, Q-SBLF, 5.250%, 05/01/15	1,029
1,105	Emmet County Building Authority, GO, AMBAC, 5.000%, 05/01/13	1,162
1,000	Fitzgerald Public School District, School Building & Site, Series B, GO, AMBAC, 5.000%, 11/01/14 (p)	1,111
2,000	Forest Hills Public Schools, GO, 5.250%, 05/01/10 (p)	2,098
1,000	Grand Blanc Community Schools, School Building & Site, GO, FSA Q-SBLF, 5.000%, 05/01/14	1,069
1,060	Grand Ledge Public School District, GO, FGIC, Q-SBLF, 5.000%, 05/01/15	1,069
1,370	Grand Rapids Building Authority, GO, AMBAC, 5.750%, 08/01/10	1,434
2,000	Harper Creek Community School District, GO, Q-SBLF, 5.500%, 05/01/11 (p)	2,158
2,660	Hartland Consolidated School District, GO, Q-SBLF, 5.375%, 05/01/11	2,768
1,515	Healthsource Saginaw, Inc., GO, MBIA, 5.000%, 05/01/15	1,496
1,600	Howell Public Schools, School Building & Site, GO, Q-SBLF, 5.000%, 11/01/13	1,701
	Jackson Public Schools, School Building & Site,
1,130	GO, FGIC, Q-SBLF, 5.600%, 05/01/10 (p)	1,191
1,620	GO, FSA, Q-SBLF, 5.000%, 05/01/14	1,668
1,390	Jenison Public Schools, GO, FGIC, 5.250%, 05/01/15	1,475
1,250	Lansing Community College, Building & Site, GO, MBIA, 5.000%, 05/01/13	1,272
	Lowell Area Schools, Capital Appreciation,
5,000	GO, FGIC, Q-SBLF, Zero Coupon, 05/01/14	3,906
1,425	GO, FGIC, Q-SBLF, Zero Coupon, 05/01/16	990
1,155	Michigan Higher Education Facilities Authority, Calvin College Project, Limited Obligation, Rev., 5.500%, 12/01/10 (p)	1,232
1,240	Michigan Higher Education Facilities Authority, Kettering University, Limited Obligation, Rev., AMBAC, 5.500%, 09/01/11	1,257
	Michigan Higher Education Student Loan Authority,
1,200	Series XII-T, Rev., AMBAC, 5.300%, 09/01/10	1,139
1,000	Series XVII-A, Rev., VAR, AMBAC, 5.750%, 06/01/09	897
1,500	Series XVII-F, Rev., AMBAC, 4.200%, 03/01/09	1,458
2,500	Michigan Municipal Bond Authority, Clean Water Revolving Fund, Rev., 5.875%, 10/01/10 (p)	2,707
1,250	Michigan Municipal Bond Authority, Drinking Water Revolving Fund, Rev., 5.000%, 10/01/14	1,300
1,055	Michigan Municipal Bond Authority, Local Government Lien Program, Series 4-A, Rev., AMBAC, 5.000%, 05/01/14	1,112
1,245	Michigan Public Power Agency, Combustion Turbine No. 1 Project, Series A, Rev., AMBAC, 5.250%, 01/01/12	1,299
	Michigan State Building Authority, Facilities Program,
2,675	Series 1, Rev., 5.250%, 10/15/09	2,723
1,250	Series I, Rev., FSA, 5.250%, 10/15/13	1,323
	Michigan State Hospital Finance Authority, Mercy Health Services,
1,000	Series R, Rev., AMBAC, 5.375%, 12/29/08 (p)	1,002
3,795	Series U, Rev., 5.625%, 12/29/08 (p)	3,824
6,875	Series W, Rev., FSA, 5.250%, 12/29/08 (p)	6,925
	Michigan State Hospital Finance Authority, Oakwood Obligation Group,
2,000	Series A, Rev., 5.000%, 07/15/14	1,932
1,030	Series A, Rev., 5.000%, 07/15/17	946
1,815	Michigan State Hospital Finance Authority, Port Huron Hospital Obligation, Rev., FSA, 5.375%, 12/29/08	1,819
	Michigan State Hospital Finance Authority, Sparrow Obligation Group,
1,500	Rev., MBIA, 5.000%, 11/15/15	1,355
1,000	Rev., 5.000%, 11/15/15	970
1,000	Rev., 5.000%, 11/15/16	958
500	Rev., 5.000%, 11/15/17	462

1,000	Rev., 5.000%, 11/15/17	908
	Michigan State Housing Development Authority, Weston, Limited Obligation,
1,035	Series A, Rev., GNMA COLL, 4.100%, 12/20/14	953
1,880	Series A, Rev., GNMA COLL, 4.600%, 12/20/14	1,448
	Michigan State Trunk Line,
3,000	Rev., FSA, 5.000%, 11/01/16	3,222
1,000	Rev., FSA, 5.250%, 11/01/20	1,053
1,170	Michigan Strategic Fund, Detroit Pollution Fund, Series BB, Rev., AMBAC, 7.000%, 05/01/21	1,308
1,500	Michigan Strategic Fund, House of Representatives Facilities, Series A, Rev., Assured Guaranty, Ltd., 5.250%, 10/15/18	1,522
1,055	Midland County Building Authority, Rev., FSA, 5.000%, 10/01/15	1,141
1,210	Newaygo Public Schools, GO, MBIA, Q-SBLF, 5.000%, 05/01/15	1,213
1,000	North Kent Sewer Authority, Rev., MBIA, 5.000%, 11/01/16	1,003
150	Northwestern Michigan College, Improvement, Unrefunded Balance, GO, FGIC, 5.600%, 10/01/09	154
2,500	Oakland County Economic Development Corp., Cranbrook Educational Community, Rev., 5.000%, 05/01/09	2,490
1,670	Oakland University, Rev., AMBAC, 5.250%, 05/15/14	1,707
1,070	Otsego Public School District, GO, FSA, Q-SBLF, 5.000%, 05/01/17	1,121
1,000	Otsego Public School District, School Building & Site, GO, FSA, Q-SBLF, 5.000%, 05/01/14 (p)	1,103
	Paw Paw Public School District, GO, FGIC, Q-SBLF, 6.500%, 05/01/09	407
1,910	Pinckney Community Schools, GO, FSA, Q-SBLF, 5.000%, 05/01/14	1,951
	Rochester Community School District,
1,000	GO, MBIA, Q-SBLF, 5.000%, 05/01/19	1,015
3,000	GO, FSA, Q-SBLF, 5.000%, 05/01/14	3,206
1,000	Rockford Public School District, GO, FSA, Q-SBLF, 5.000%, 05/01/15	1,015
1,935	South Lyon Community Schools, Series II, GO, FGIC, Q-SBLF, 5.000%, 05/15/15	1,951
1,375	South Lyon Community Schools, School Building & Site, GO, FGIC, 5.250%, 11/01/12 (p)	1,514
	South Macomb Disposal Authority,
2,675	Rev., AMBAC, 5.375%, 09/01/10	2,839
1,500	South Redford School District, School Building & Site, GO, MBIA, Q-SBLF, 5.000%, 05/01/15	1,504
	Southfield Library Building Authority,
1,450	GO, MBIA, 5.000%, 05/01/15	1,489
1,560	GO, MBIA, 5.000%, 05/01/15	1,584
	Southfield Public Schools, School Building & Site,
3,100	Series B, GO, FSA, Q-SBLF, 5.125%, 05/01/14 (p)	3,434
	State of Michigan,
2,000	COP, AMBAC, 5.500%, 06/01/10 (p)	2,110
3,000	Rev., FSA, 5.250%, 11/01/16	3,269
4,500	Rev., FSA, 5.250%, 11/01/17	4,861
3,130	Rev., FSA, 5.250%, 05/15/18	3,354
1,000	Rev., FSA, 5.250%, 05/15/21	1,045
	State of Michigan, Environmental Program,
1,345	Series A, GO, 5.000%, 05/01/14	1,446

2,690	Series A, GO, 5.250%, 05/01/13 (p)	2,979
945	Tawas City Hospital Finance Authority, St. Joseph, Asset Guaranty, Ltd., Series A, Rev., RADIAN-IBCC, 5.600%, 12/29/08 (p)	994
1,000	University of Michigan, Hospital, Series D, Rev., 5.000%, 12/01/10	1,043
1,000	Utica Community Schools, School Building & Site, GO, MBIA, Q-SBLF, 5.000%, 05/01/15	1,080
2,000	Walled Lake Consolidated School District, GO, Q-SBLF, 5.250%, 05/01/11	2,068
1,500	Wayne Charter County, Airport, Series D, Rev., FGIC, 5.250%, 12/01/09	1,503
1,175	Wayne County, Downriver Sewer Disposal, Series B, GO, MBIA, 5.125%, 11/01/09	1,193
	Wayne State University,
2,000	Rev., FGIC, 5.250%, 11/15/19	2,020
2,000	Rev., FGIC, 5.375%, 11/15/09	2,071
2,015	West Bloomfield School District, GO, FSA, 5.000%, 05/01/15	2,031
1,000	Western Michigan University, Rev., MBIA, 5.000%, 11/15/13	1,010
1,000	Willow Run Community Schools, GO, FSA, Q-SBLF, 5.000%, 05/01/15	1,015
1,500	Wyandotte Electric, Rev., MBIA, 4.000%, 04/01/09	1,508

		188,405

	New Jersey — 1.5%
3,000	New Jersey Transportation Trust Fund Authority, Grant Anticipation Bonds, Series A, Rev., FGIC, 5.000%, 06/15/15	3,179

	Puerto Rico — 1.1%
2,195	Commonwealth of Puerto Rico, GO, MBIA, 6.250%, 07/01/12	2,269

	Tennessee — 1.3%
3,200	Tennessee Energy Acquisition Corp., Series A, Rev., 5.000%, 09/01/14	2,758

	Texas — 3.3%
1,500	City of San Antonio, Rev., MBIA, 5.000%, 05/15/15	1,515
1,000	Conroe Independent School District, Series C, GO, PSF-GTD, 5.000%, 02/15/15	1,019
4,000	Texas Public Finance Authority, Building & Procurement Projects, Series A, Rev., AMBAC, 5.000%, 02/01/14	4,295

		6,829

	Washington — 0.7%
1,500	City of Seattle, Water Systems, Rev., MBIA, 5.000%, 09/01/15	1,492

	Total Investments — 101.3% (Cost $211,995)	210,749

	Liabilities in Excess of Other Assets — (1.3)%	(2,700)

	NET ASSETS — 100.0%	$208,049

Percentages indicated are based on net assets.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,747
Aggregate gross unrealized depreciation	(4,993)

Net unrealized appreciation/depreciation	($1,246)

Federal income tax cost of investments	$211,995

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Financial Guaranty Insurance Co.
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBCC	—	Insured Bond Custodial Certificate
MBIA	—	Municipal Bond Insurance Association Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RADIAN	—	Radian Asset Assurance
Rev.	—	Revenue Bond
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2008.
XLCA	—	XL Capital Assurance

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)		Security is prerefunded or escrowed to maturity.
(t)		The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$ -	$ -
Level 2 - Other significant observable inputs	210,749	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 210,749	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Commercial Paper — 7.6% (n)
	Michigan — 7.6%
4,000	Michigan State Hospital Development Authority, 1.250%, 01/07/09	4,000
5,300	Michigan State Housing Development Authority, 2.300%, 01/07/09	5,300
1,000	University of Michigan, 1.600%, 12/08/08	1,000

	Total Commercial Paper (Cost $10,300 )	10,300

	Daily Demand Notes — 15.1%
	Michigan — 15.1%
7,200	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VRDO, LOC: FHLB, 1.400%, 12/01/08	7,200
6,100	Michigan Strategic Fund, Air Products & Chemicals, Inc., Rev., VRDO, 1.400%, 12/01/08	6,100
2,000	University of Michigan, Series A, Rev., VRDO, 0.640%, 12/01/08	2,000
	University of Michigan, Hospital,
800	Series A, Rev., VRDO, 0.800%, 12/01/08	800
4,250	Series A, Rev., VRDO, 1.350%, 12/01/08	4,250

	Total Daily Demand Notes (Cost $20,350)	20,350

	Municipal Bond — 0.7%
	Michigan — 0.7%
1,000	Michigan Municipal Bond Authority, Series A-2, LOC: Dexia Credit Local, 3.000%, 08/20/09 (Cost $1,009)	1,009

	Quarterly Demand Note — 3.0%
	Michigan — 3.0%
4,000	Michigan State Housing Development Authority, Series D, Rev., VRDO, AMT, 1.350%, 01/06/09 (Cost $4,000)	4,000

	Weekly Demand Notes — 73.3%
	Michigan — 73.3%
550	Austin Trust, Various States, Series 2008-1096, GO, VRDO, MBIA, Q-SBLF, LIQ: Bank of America N.A., 2.030%, 12/04/08	550
585	City of Detroit, EDC, Waterfront Reclamation, Series A, Rev., VRDO, LOC: Deutsche Bank A.G., 0.950%, 12/01/08	585
5,000	City of Detroit, Sewer Disposal, Series ROCS-RR-II-R-905, Rev., VRDO, FSA, LIQ: Citibank N.A., 1.630%, 12/04/08	5,000
1,045	City of Detroit, Water Supply Systems, Series ROCS-RR-II-R-11172, Rev., VRDO, BHAC, FSA, LIQ: Citibank N.A., 1.160%, 12/04/08	1,045
1,000	City of Grand Rapids, Clipper Belt Lacer Co. Project, Rev., VRDO, LOC: Bank of America N.A., 1.200%, 12/04/08	1,000
4,000	Detroit City School District, MERLOTS, Series A8, GO, VRDO, BHAC-CR, FGIC, Q-SBLF, 1.100%, 12/03/08	4,000
7,450	East Lansing School District, Municipal Security Trust Receipts, Series 114, GO, VRDO, Q-SBLF, LIQ: Societe Generale, 1.000%, 12/03/08	7,450
2,000	Eclipse Funding Trust, Solar Eclipse, Detroit, Series 2006-0001, GO, VRDO, FSA, Q-SBLF, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 1.030%, 12/05/08	2,000
800	Eclipse Funding Trust, Solar Eclipse, Michigan, Series 2006-0021, Rev., VRDO, AMBAC, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 1.030%, 12/05/08	800
1,000	Kent Hospital Finance Authority, Spectrum Health Systems, Series C, Rev., VRDO, LOC: Bank of New York, 0.900%, 12/02/08	1,000
5,240	Michigan Municipal Bond Authority, MERLOTS, Series D51, Rev., VRDO, 1.400%, 12/03/08	5,240
4,980	Michigan State Hospital Finance Authority, Series 1308, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 2.150%, 12/04/08	4,980
1,260	Michigan State Hospital Finance Authority, Ascension Health, Series B-1, Rev., VRDO, 0.400%, 12/02/08	1,260
1,500	Michigan State Hospital Finance Authority, Trinity Health Credit, Series F, Rev., VRDO, 1.150%, 12/02/08	1,500
3,000	Michigan State Housing Development Authority, Series D, Rev., VRDO, AMT, 1.200%, 12/02/08	3,000
4,490	Michigan State Housing Development Authority, Multi-Family Housing, Courtyards of Taylor, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.900%, 12/04/08	4,490
1,280	Michigan State Housing Development Authority, Multi-Family Housing, Parks of Taylor Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.900%, 12/04/08	1,280
2,870	Michigan State Housing Development Authority, Multi-Family Housing, Teal Run I, Series A, Rev., VRDO, LOC: Citibank N.A., 0.980%, 12/03/08	2,870
4,125	Michigan State Housing Development Authority, Sand Creek II Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.980%, 12/03/08	4,125
265	Michigan State University, Series B, Rev., VRDO, 0.800%, 12/02/08	265
965	Michigan Strategic Fund, Artex Label & Graphics, Rev., VRDO, LOC: U.S. Bank N.A., 1.100%, 12/02/08	965
700	Michigan Strategic Fund, Commercial Tool & Die, Inc. Project, Rev., VRDO, LOC: Lasalle Bank Midwest, 1.220%, 12/02/08	700
1,000	Michigan Strategic Fund, Consumers Energy Co. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.950%, 12/03/08	1,000
915	Michigan Strategic Fund, Custom Profile, Inc. Project, Rev., VRDO, LOC: Firstar Bank N.A., 1.100%, 12/02/08	915
1,195	Michigan Strategic Fund, Dou-Form Acquisition Project, Rev., VRDO, LOC: First Union National Bank, 1.410%, 12/02/08	1,195
744	Michigan Strategic Fund, Grayling Generating Project, Rev., VRDO, LOC: Barclays Bank New York, 0.950%, 12/03/08	744
800	Michigan Strategic Fund, JG Kern Enterprises, Inc., Rev., VRDO, LOC: Lasalle Bank N.A., 1.200%, 12/02/08	800
2,355	Michigan Strategic Fund, Rapid Line, Inc. Project, Rev., VRDO, LOC: Firstar Bank N.A., 1.100%, 12/02/08	2,355
1,820	Michigan Strategic Fund, Southwest Ventures Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.050%, 12/02/08	1,820
1,750	Milan Area Schools, GO, VRDO, Q-SBLF, LOC: Landesbank Hessen-Thueringen, 0.800%, 12/04/08	1,750
2,300	Oakland County EDC, V&M Corp. Project, Rev., VRDO, LOC: Standard Federal Bank, 1.230%, 12/02/08	2,300
	RBC Municipal Products, Inc., Trust,
3,300	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 1.280%, 12/02/08	3,300
8,200	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 1.280%, 12/02/08	8,200
1,560	Saline Area Schools, GO, VRDO, Q-SBLF, LIQ: Helaba, 0.800%, 12/04/08	1,560
4,000	State of Michigan, MERLOTS, Series B-02, Rev., VRDO, FSA, 1.350%, 12/03/08	4,000
	Wayne County Airport Authority,
4,280	Series MT-115, Rev., VRDO, BHAC, MBIA, LIQ: Svenska Handelsbanken, 1.030%, 12/02/08	4,280
375	Series ROCS-RR-II-R-12055, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 1.240%, 12/04/08	375
6,475	Series ROCS-RR-II-R-12212, Rev., VRDO, BHAC, LIQ: Citigroup Financial Products, 1.250%, 12/04/08	6,475
4,000	Wayne County, Detroit Metropolitan, Series C3, Rev., VRDO, AMT, LOC: Wachovia Bank N.A., 7.000%, 12/04/08	4,000

	Total Weekly Demand Notes (Cost $99,174)	99,174

	Total Investments — 99.7% (Cost $134,833)*	134,833

	Other Assets in Excess of Liabilities — 0.3%	383

	NET ASSETS — 100.0%	$135,216

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Berkshire Hathaway Assurance Corp.
CR	—	Custodial Receipts
EDC	—	Economic Development Corp.
FGIC	—	Financial Guaranty Insurance Co.
FHLB	—	Federal Home Loan Bank
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GO	—	General Obligation
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MBIA	—	Municipal Bond Insurance Association Corp.
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
Q-SBLF	—	Qualified School Bond Loan Fund
Rev.	—	Revenue Bond
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2008.

(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.]

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$ -	$ -
Level 2 - Other significant observable inputs	134,833	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 134,833	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — 95.7%
		Asset-Backed Securities — 0.7%
		AmeriCredit Automobile Receivables Trust,
1,065		Series 2005-BM, Class A4, VAR, 2.258%, 05/06/12	931
650		Series 2007-CM, Class A3B, VAR, 2.208%, 05/07/12	577
561		Bear Stearns Asset Backed Securities Trust, Series 2006-SD1, Class A, VAR, 1.765%, 04/25/36 (i)	323
125		Capital One Auto Finance Trust, Series 2007-C, Class A2B, VAR, 1.843%, 05/17/10	124
465		Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 1.775%, 12/25/33	376
291		Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.236%, 01/25/36	274
200		First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF17, Class A4, VAR, 1.495%, 12/25/36	135
500		Indymac Residential Asset Backed Trust, Series 2006-A, Class A3, VAR, 1.595%, 03/25/36	377
		Long Beach Mortgage Loan Trust,
500		Series 2006-8, Class 2A2, VAR, 1.485%, 09/25/36	389
1,415		Series 2006-WL2, Class 2A3, VAR, 1.595%, 01/25/36	1,127
198		MASTR Asset Backed Securities Trust, Series 2006-HE3, Class A1, VAR, 1.435%, 08/25/36	187
700		New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	627
500		Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	434
561		Residential Asset Mortgage Products, Inc., Series 2004-RS8, Class AI6, SUB, 4.980%, 08/25/34	511
1,680		Structured Asset Securities Corp., Series 2002-23XS, Class A7, SUB, 6.080%, 11/25/32	1,391

		Total Asset-Backed Securities (Cost $8,315)	7,783

		Collateralized Mortgage Obligations — 72.0%
		Agency CMO — 50.1%
		Federal Home Loan Mortgage Corp. REMICS,
60		Series 11, Class D, 9.500%, 07/15/19	63
26		Series 22, Class C, 9.500%, 04/15/20	28
35		Series 23, Class F, 9.600%, 04/15/20	37
27		Series 30, Class D, 9.500%, 02/15/20	29
1		Series 41, Class I, HB, 84.000%, 05/15/20	2
14		Series 47, Class F, 10.000%, 06/15/20	16
186		Series 77, Class H, 8.500%, 09/15/20	202
6		Series 81, Class A, 8.125%, 11/15/20	6
14		Series 84, Class F, 9.200%, 10/15/20	15
13		Series 99, Class Z, 9.500%, 01/15/21	14
—	(h)	Series 180, Class J, HB, 1,010.000%, 09/15/21	1
—	(h)	Series 186, Class I, HB, 1,009.500%, 08/15/21	2
—	(h)	Series 189, Class K, HB, 1,009.500%, 10/15/21	1
—	(h)	Series 204, Class E, HB, IF, 1,602.680%, 05/15/23	15
—	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	4
8		Series 1065, Class J, 9.000%, 04/15/21	8
20		Series 1079, Class S, HB, IF, 29.113%, 05/15/21	30
—	(h)	Series 1082, Class D, HB, 1,007.780%, 05/15/21	2
12		Series 1084, Class F, VAR, 2.388%, 05/15/21	12
8		Series 1084, Class S, HB, IF, 38.756%, 05/15/21	8
15		Series 1133, Class H, 7.000%, 09/15/21	16
29		Series 1144, Class KB, 8.500%, 09/15/21	29
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	4
17		Series 1179, Class H, 7.500%, 11/15/21	18
1		Series 1196, Class B, HB, IF, 1,021.801%, 01/15/22	11
34		Series 1254, Class N, 8.000%, 04/15/22	34
84		Series 1343, Class LA, 8.000%, 08/15/22	91
42		Series 1343, Class LB, 7.500%, 08/15/22	42
148		Series 1374, Class Z, 7.000%, 10/15/22	156
42		Series 1395, Class G, 6.000%, 10/15/22	41
378		Series 1401, Class J, 7.000%, 10/15/22	403
497		Series 1466, Class PZ, 7.500%, 02/15/23	539
14		Series 1470, Class F, VAR, 3.769%, 02/15/23	15
16		Series 1505, Class QB, IF, 17.412%, 05/15/23	20
161		Series 1518, Class G, IF, 8.362%, 05/15/23	164
128		Series 1526, Class L, 6.500%, 06/15/23	133
20		Series 1540, Class IA, 7.000%, 06/15/13	22
182		Series 1541, Class O, VAR, 3.220%, 07/15/23	180
1,188		Series 1543, Class VM, 6.900%, 04/15/23	1,204
40		Series 1570, Class F, VAR, 4.269%, 08/15/23	41
101		Series 1570, Class SA, IF, 16.659%, 08/15/23	114
438		Series 1578, Class K, 6.900%, 09/15/23	460
50		Series 1578, Class V, IO, 7.000%, 09/15/23	11
972		Series 1591, Class PV, 6.250%, 10/15/23	1,013
278		Series 1596, Class D, 6.500%, 10/15/13	285
15		Series 1602, Class SA, IF, 18.078%, 10/15/23	16
371		Series 1609, Class LG, IF, 14.219%, 11/15/23	411
123		Series 1611, Class JA, VAR, 2.375%, 08/15/23	123
1,469		Series 1628, Class LZ, 6.500%, 12/15/23	1,494
685		Series 1638, Class H, 6.500%, 12/15/23	730
1,036		Series 1644, Class K, 6.750%, 12/15/23	1,097
2		Series 1649, Class S, IF, 12.417%, 12/15/08	2
1,443		Series 1658, Class GZ, 7.000%, 01/15/24	1,520
6		Series 1671, Class QC, IF, 10.000%, 02/15/24	6
611		Series 1677, Class Z, 7.500%, 07/15/23	671
10		Series 1686, Class SH, IF, 16.003%, 02/15/24	13
37		Series 1688, Class W, 7.250%, 03/15/14	39
518		Series 1695, Class EB, 7.000%, 03/15/24	569
4		Series 1698, Class SC, IF, 10.937%, 03/15/09	4
71		Series 1699, Class FC, VAR, 2.038%, 03/15/24	72
70		Series 1745, Class D, 7.500%, 08/15/24	76
1,927		Series 1760, Class ZD, VAR, 3.240%, 02/15/24	1,902
241		Series 1798, Class F, 5.000%, 05/15/23	243
13		Series 1807, Class G, 9.000%, 10/15/20	14
1,663		Series 1813, Class I, PO, 11/15/23	1,521
6,430		Series 1813, Class J, IF, IO, 5.000%, 11/15/23	836
460		Series 1829, Class ZB, 6.500%, 03/15/26	480
34		Series 1844, Class E, 6.500%, 10/15/13	35
832		Series 1863, Class Z, 6.500%, 07/15/26	891
6		Series 1865, Class D, PO, 02/15/24	4
215		Series 1899, Class ZE, 8.000%, 09/15/26	217
200		Series 1963, Class Z, 7.500%, 01/15/27	206
53		Series 1985, Class PR, IO, 8.000%, 07/15/27	12
94		Series 1987, Class PE, 7.500%, 09/15/27	94
67		Series 2025, Class PE, 6.300%, 01/15/13	68
821		Series 2033, Class J, 5.600%, 06/15/23	875
47		Series 2033, Class SN, IF, IO, 18.997%, 03/15/24	25
61		Series 2038, Class PN, IO, 7.000%, 03/15/28	9
477		Series 2040, Class PE, 7.500%, 03/15/28	490
73		Series 2042, Class T, 7.000%, 03/15/28	76
301		Series 2055, Class OE, 6.500%, 05/15/13	311
236		Series 2060, Class Z, 6.500%, 05/15/28	249
636		Series 2061, Class DC, IO, 6.500%, 06/15/28	69
1,428		Series 2075, Class PH, 6.500%, 08/15/28	1,477
444		Series 2086, Class GB, 6.000%, 09/15/28	460
90		Series 2089, Class PJ, IO, 7.000%, 10/15/28	16
1,112		Series 2102, Class TC, 6.000%, 12/15/13 (m)	1,155
706		Series 2102, Class TU, 6.000%, 12/15/13 (m)	733
1,296		Series 2110, Class PG, 6.000%, 01/15/29	1,338
872		Series 2111, Class SB, IF, IO, 6.078%, 01/15/29	92
657		Series 2115, Class PE, 6.000%, 01/15/14	681
458		Series 2125, Class JZ, 6.000%, 02/15/29	472
156		Series 2132, Class SB, IF, 18.201%, 03/15/29	191
233		Series 2132, Class ZL, 6.500%, 03/15/29	241
27		Series 2135, Class UK, IO, 6.500%, 03/15/14	2
30		Series 2141, Class IO, IO, 7.000%, 04/15/29	5
69		Series 2163, Class PC, IO, 7.500%, 06/15/29	15
159		Series 2178, Class PB, 7.000%, 08/15/29	167
58		Series 2189, Class SA, IF, 15.335%, 02/15/28	60
231		Series 2201, Class C, 8.000%, 11/15/29	244
693		Series 2209, Class TC, 8.000%, 01/15/30	726
324		Series 2210, Class Z, 8.000%, 01/15/30	343
144		Series 2224, Class CB, 8.000%, 03/15/30	149
82		Series 2247, Class Z, 7.500%, 08/15/30	89
310		Series 2254, Class Z, 9.000%, 09/15/30	315
394		Series 2256, Class MC, 7.250%, 09/15/30	428
664		Series 2259, Class ZM, 7.000%, 10/15/30	716
698		Series 2271, Class PC, 7.250%, 12/15/30	713
518		Series 2283, Class K, 6.500%, 12/15/23	547
239		Series 2296, Class PD, 7.000%, 03/15/31	257
613		Series 2301, Class PA, 6.000%, 10/15/13	635
1,009		Series 2303, Class ZN, 8.500%, 04/15/29	1,099
104		Series 2306, Class K, PO, 05/15/24	93
260		Series 2306, Class SE, IF, IO, 6.860%, 05/15/24	53
480		Series 2323, Class VO, 6.000%, 10/15/22	484
1,375		Series 2344, Class QG, 6.000%, 08/15/16	1,428
1,908		Series 2344, Class ZD, 6.500%, 08/15/31	1,997
200		Series 2344, Class ZJ, 6.500%, 08/15/31	207
150		Series 2345, Class NE, 6.500%, 08/15/31	154
492		Series 2347, Class VP, 6.500%, 03/15/20	510
507		Series 2353, Class TD, 6.000%, 09/15/16	531
494		Series 2355, Class BP, 6.000%, 09/15/16	516
402		Series 2358, Class PD, 6.000%, 09/15/16	419
800		Series 2359, Class PM, 6.000%, 09/15/16	835
475		Series 2359, Class ZB, 8.500%, 06/15/31	517
917		Series 2360, Class PG, 6.000%, 09/15/16	955
12		Series 2362, Class PD, 6.500%, 06/15/20	12
283		Series 2363, Class PF, 6.000%, 09/15/16	295
501		Series 2366, Class MD, 6.000%, 10/15/16	516
138		Series 2368, Class AS, IF, 17.232%, 10/15/31	160
370		Series 2368, Class TG, 6.000%, 10/15/16	386
155		Series 2372, Class F, VAR, 1.923%, 10/15/31	154
155		Series 2383, Class FD, VAR, 1.923%, 11/15/31	149
280		Series 2388, Class UZ, 8.500%, 06/15/31	306
113		Series 2389, Class VA, 6.000%, 02/15/11	113
2,461		Series 2391, Class QR, 5.500%, 12/15/16	2,530
377		Series 2392, Class PV, 6.000%, 12/15/20	380
227		Series 2394, Class MC, 6.000%, 12/15/16	237
777		Series 2399, Class TH, 6.500%, 01/15/32	797
169		Series 2410, Class HC, 5.500%, 02/15/09	169
401		Series 2410, Class OE, 6.375%, 02/15/32	414
610		Series 2410, Class QS, IF, 15.802%, 02/15/32	599
265		Series 2410, Class QX, IF, IO, 7.228%, 02/15/32	37
178		Series 2412, Class SE, IF, 13.591%, 02/15/09	181
412		Series 2423, Class MC, 7.000%, 03/15/32	436
495		Series 2423, Class MT, 7.000%, 03/15/32	523
596		Series 2425, Class OB, 6.000%, 03/15/17	622
675		Series 2434, Class TC, 7.000%, 04/15/32	715
1,187		Series 2436, Class MC, 7.000%, 04/15/32	1,262
360		Series 2444, Class ES, IF, IO, 6.528%, 03/15/32	40
366		Series 2450, Class GZ, 7.000%, 05/15/32	388
408		Series 2450, Class SW, IF, IO, 6.578%, 03/15/32	45
1,312		Series 2458, Class QE, 5.500%, 06/15/17	1,349
1,141		Series 2460, Class VZ, 6.000%, 11/15/29	1,161
861		Series 2462, Class NB, 6.500%, 06/15/22	926
110		Series 2470, Class SL, IF, 9.000%, 01/15/27	94
932		Series 2474, Class SJ, IF, IO, 6.228%, 07/15/17	78
365		Series 2480, Class PV, 6.000%, 07/15/11	374
462		Series 2498, Class UD, 5.500%, 06/15/16	467
838		Series 2513, Class YO, PO, 02/15/32	803
1,353		Series 2515, Class DE, 4.000%, 03/15/32	1,274
162		Series 2517, Class SE, IF, 12.694%, 10/15/09	167
240		Series 2519, Class BT, 8.500%, 09/15/31	253
813		Series 2527, Class VU, 5.500%, 10/15/13	824
1,036		Series 2533, Class HB, 5.500%, 12/15/17	1,067
814		Series 2535, Class BK, 5.500%, 12/15/22	837
302		Series 2541, Class GX, 5.500%, 02/15/17	306
1,301		Series 2553, Class GF, VAR, 1.823%, 02/15/17	1,283
401		Series 2557, Class WJ, 5.000%, 07/15/14	404
554		Series 2565, Class MB, 6.000%, 05/15/30	560
272		Series 2571, Class SK, HB, IF, 28.366%, 09/15/23	388
894		Series 2586, Class WI, IO, 6.500%, 03/15/33	107
3,511		Series 2591, Class WI, IO, 5.500%, 02/15/30	221
1,684		Series 2594, Class VA, 6.000%, 03/15/14	1,708
516		Series 2594, Class VP, 6.000%, 02/15/14	523
866		Series 2597, Class DS, IF, IO, 6.128%, 02/15/33	50
1,322		Series 2599, Class DS, IF, IO, 5.578%, 02/15/33	66
1,232		Series 2610, Class DS, IF, IO, 5.678%, 03/15/33	63
2,781		Series 2611, Class SH, IF, IO, 6.228%, 10/15/21	157
1,036		Series 2611, Class UH, 4.500%, 05/15/18	1,015
2,330		Series 2617, Class GR, 4.500%, 05/15/18	2,290
369		Series 2624, Class IU, IO, 5.000%, 06/15/33	62
6,167		Series 2626, Class NS, IF, IO, 5.128%, 06/15/23	439
7		Series 2630, Class KN, 2.500%, 04/15/13	7
2,071		Series 2631, Class LC, 4.500%, 06/15/18	2,043
1,803		Series 2637, Class SA, IF, IO, 4.678%, 06/15/18	122
491		Series 2640, Class UG, IO, 5.000%, 01/15/32	90
3,736		Series 2640, Class UP, IO, 5.000%, 01/15/32	320
561		Series 2640, Class UR, IO, 4.500%, 08/15/17	20
5,009		Series 2641, Class WI, IO, 5.000%, 01/15/33	685
350		Series 2643, Class HI, IO, 4.500%, 12/15/16	15
1,000		Series 2649, Class IG, IO, 5.000%, 11/15/31	174
2,284		Series 2650, Class PO, PO, 12/15/32	1,964
3,759		Series 2650, Class SO, PO, 12/15/32	3,224
806		Series 2656, Class SH, IF, 17.333%, 02/15/25	805
1,000		Series 2657, Class MD, 5.000%, 12/15/20	1,012
391		Series 2663, Class EO, PO, 08/15/33	301
361		Series 2668, Class S, IF, 9.155%, 09/15/33	302
2,916		Series 2668, Class SB, IF, 5.936%, 10/15/15	2,793
1,036		Series 2672, Class ME, 5.000%, 11/15/22	1,036
509		Series 2672, Class SJ, IF, 5.891%, 09/15/16	477
6,732		Series 2675, Class CK, 4.000%, 09/15/18 (m)	6,475
1,255		Series 2682, Class YS, IF, 4.725%, 10/15/33	1,111
184		Series 2683, Class VA, 5.500%, 02/15/21	187
11,562		Series 2684, Class PO, PO, 01/15/33	8,506
1,346		Series 2684, Class TO, PO, 10/15/33	911
2,996		Series 2686, Class GB, 5.000%, 05/15/20	3,030
1,700		Series 2686, Class NS, IF, IO, 6.178%, 10/15/21	113
955		Series 2691, Class WS, IF, 6.866%, 10/15/33	820
1,006		Series 2692, Class SC, IF, 10.442%, 07/15/33	925
268		Series 2694, Class BA, 4.000%, 06/15/31	257
917		Series 2696, Class SM, IF, 11.355%, 12/15/26	932
1,554		Series 2702, Class PC, 5.000%, 01/15/23	1,554
558		Series 2705, Class SC, IF, 6.866%, 11/15/33	461
1,320		Series 2705, Class SD, IF, 7.171%, 11/15/33	1,158
2,589		Series 2715, Class OG, 5.000%, 01/15/23	2,564
3,679		Series 2716, Class UN, 4.500%, 12/15/23	3,427
2,071		Series 2720, Class PC, 5.000%, 12/15/23	2,071
188		Series 2721, Class PI, IO, 5.000%, 05/15/16	1
3,108		Series 2727, Class BS, IF, 6.941%, 01/15/34	2,425
104		Series 2727, Class PO, PO, 01/15/34	74
46		Series 2733, Class GF, VAR, 0.000%, 09/15/33	42
402		Series 2739, Class S, IF, 9.155%, 01/15/34	331
574		Series 2744, Class FE, VAR, 0.000%, 02/15/34	472
66		Series 2744, Class PC, 5.500%, 01/15/31	66
3,904		Series 2744, Class PD, 5.500%, 08/15/33	3,975
400		Series 2744, Class QO, PO, 02/15/34	315
2,071		Series 2744, Class TU, 5.500%, 05/15/32	2,058
439		Series 2753, Class S, IF, 9.155%, 02/15/34	371
4,840		Series 2755, Class PA, PO, 02/15/29	4,527
825		Series 2755, Class SA, IF, 11.355%, 05/15/30	753
658		Series 2756, Class NA, 5.000%, 02/15/24	657
1,925		Series 2760, Class IB, IO, 5.000%, 11/15/27	110
603		Series 2762, Class LO, PO, 03/15/34	455
685		Series 2764, Class OE, 4.500%, 03/15/19	672
309		Series 2769, Class PO, PO, 03/15/34	214
266		Series 2774, Class QO, PO, 04/15/34	200
1,160		Series 2776, Class SK, IF, 6.941%, 04/15/34	954
218		Series 2777, Class DV, 6.500%, 11/15/17	228
601		Series 2777, Class SX, IF, 9.153%, 04/15/34	451
243		Series 2778, Class BS, IF, 12.194%, 04/15/34	221
2,000		Series 2780, Class BE, 4.500%, 04/15/19	1,949
1,944		Series 2780, Class JG, 4.500%, 04/15/19	1,888
1,678		Series 2780, Class YC, 5.000%, 04/15/19	1,685
552		Series 2801, Class BS, IF, 11.255%, 05/15/34	498
1,266		Series 2812, Class AB, 4.500%, 10/15/18	1,271
2,233		Series 2812, Class EL, 7.500%, 02/15/27	2,302
492		Series 2827, Class NT, IF, 8.000%, 01/15/22	444
2,112		Series 2827, Class PS, IF, IO, 5.878%, 04/15/28	40
371		Series 2827, Class SQ, IF, 7.500%, 01/15/19	327
1,043		Series 2835, Class QO, PO, 12/15/32	906
517		Series 2838, Class FQ, VAR, 1.873%, 08/15/34	504
371		Series 2841, Class YA, 5.500%, 07/15/27	373
531		Series 2846, Class PO, PO, 08/15/34	383
541		Series 2863, Class JA, 4.500%, 09/15/19	528
1,370		Series 2864, Class GB, 4.000%, 09/15/19	1,314
5,385		Series 2934, Class EC, PO, 02/15/20	4,941
819		Series 2934, Class EN, PO, 02/15/18	753
1,692		Series 2945, Class SA, IF, 9.734%, 03/15/20	1,646
1,575		Series 2967, Class JI, IO, 5.000%, 04/15/20	159
1,031		Series 2971, Class GB, 5.000%, 11/15/16	1,048
685		Series 2971, Class GC, 5.000%, 07/15/18	693
271		Series 2975, Class KO, PO, 05/15/35	199
907		Series 2989, Class PO, PO, 06/15/23	794
339		Series 2996, Class FD, VAR, 1.673%, 06/15/35	330
1,000		Series 2999, Class NC, 4.500%, 12/15/18	992
513		Series 3000, Class JF, VAR, 1.823%, 04/15/35	506
2,693		Series 3047, Class OB, 5.500%, 12/15/33	2,767
236		Series 3063, Class ST, SUB, 11/15/35	309
4,486		Series 3068, Class QB, 4.500%, 06/15/20	4,275
2,487		Series 3100, Class MA, VAR, 7.411%, 12/15/35 (i)	2,317
564		Series 3101, Class EA, 6.000%, 06/15/20	567
1,538		Series 3117, Class EO, PO, 02/15/36	1,373
1,793		Series 3117, Class OK, PO, 02/15/36	1,491
1,894		Series 3118, Class DM, 5.000%, 02/15/24	1,842
73		Series 3122, Class ZB, 6.000%, 03/15/36	73
1,300		Series 3134, Class PO, PO, 03/15/36	1,148
1,490		Series 3138, Class PO, PO, 04/15/36	1,282
732		Series 3149, Class SO, PO, 05/15/36	491
1,980		Series 3150, Class PO, PO, 05/15/36	1,728
1,637		Series 3152, Class MO, PO, 03/15/36	1,373
861		Series 3158, Class LX, VAR, 0.000%, 05/15/36	717
1,000		Series 3162, Class OB, 6.000%, 11/15/30	1,024
336		Series 3164, Class CF, VAR, 0.000%, 04/15/33	291
1,070		Series 3174, Class PX, 5.000%, 06/15/17	1,105
2,190		Series 3179, Class OA, PO, 07/15/36	2,033
766		Series 3189, Class SN, IF, 14.151%, 11/15/35	807
851		Series 3193, Class FD, VAR, 2.273%, 07/15/36	837
1,480		Series 3195, Class PD, 6.500%, 07/15/36	1,554
2,144		Series 3260, Class CS, IF, IO, 4.718%, 01/15/37	129
1,860		Series 3274, Class JO, PO, 02/15/37	1,657
1,178		Series 3275, Class FL, VAR, 1.863%, 02/15/37	1,109
4,000		Series 3299, Class KB, 5.000%, 08/15/29	4,008
2,602		Series 3318, Class EO, PO, 05/15/37	2,124
3,000		Series 3334, Class MC, 5.000%, 04/15/33	2,940
8,960		Series 3342, Class HI, IF, IO, 4.578%, 07/15/37	467
854		Series 3356, Class PA, 6.000%, 11/15/26	877
2,929		Series 3422, Class LI, IO, 5.000%, 02/15/23	274
18,956		Series 3430, Class AI, IO, 1.417%, 09/15/12	456
2,337		Series R012, Class AI, IO, 5.500%, 12/15/20	205
		Federal Home Loan Mortgage Corp. STRIPS,
5		Series 1, Class B, IO, 8.000%, 10/15/18	1
2		Series 16, Class B, IO, 10.000%, 06/01/20	1
25		Series 134, Class B, IO, 9.000%, 04/01/22	5
2,733		Series 243, Class 16, IO, 4.500%, 11/15/20	262
4,347		Series 243, Class 17, IO, 4.500%, 12/15/20	366
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
572		Series T-41, Class 3A, VAR, 7.500%, 07/25/32 (m)	599
130		Series T-51, Class 1A, VAR, 6.500%, 09/25/43	132
156		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	163
1,263		Series T-54, Class 2A, 6.500%, 02/25/43	1,273
358		Series T-54, Class 3A, 7.000%, 02/25/43	363
332		Series T-58, Class APO, PO, 09/25/43	275
331		Series T-59, Class 1AP, PO, 10/25/43	234
		Federal National Mortgage Association Grantor Trust,
71		Series 2001-T10, Class PO, PO, 12/25/41	53
2,068		Series 2004-T1, Class 1A1, 6.000%, 01/25/44	2,082
		Federal National Mortgage Association REMICS,
121		Series 1988-7, Class Z, 9.250%, 04/25/18	131
7		Series 1988-11, Class D, PO, 05/25/18	6
686		Series 1988-21, Class G, 9.500%, 08/25/18	757
6		Series 1988-29, Class B, 9.500%, 12/25/18	7
11		Series 1989-19, Class A, 10.300%, 04/25/19	12
9		Series 1989-21, Class G, 10.450%, 04/25/19	10
28		Series 1989-27, Class Y, 6.900%, 06/25/19	29
28		Series 1989-70, Class G, 8.000%, 10/25/19	30
13		Series 1989-78, Class H, 9.400%, 11/25/19	15
14		Series 1989-89, Class H, 9.000%, 11/25/19	15
10		Series 1990-60, Class K, 5.500%, 06/25/20	10
10		Series 1990-93, Class G, 5.500%, 08/25/20	10
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	9
55		Series 1990-102, Class J, 6.500%, 08/25/20	57
8		Series 1990-134, Class SC, IF, 19.444%, 11/25/20	10
1		Series 1990-140, Class K, HB, IO, 652.145%, 12/25/20	11
—	(h)	Series 1991-7, Class K, HB, IO, 908.500%, 02/25/21	2
595		Series 1991-44, Class G, 8.500%, 05/25/21	650
—	(h)	Series 1991-60, Class PM, HB, 1,009.000%, 06/25/21	4
103		Series 1992-7, Class Q, 8.000%, 01/25/18	103
—	(h)	Series 1992-33, Class F, VAR, 3.570%, 03/25/22	—	(h)
23		Series 1992-38, Class Z, 7.500%, 02/25/22	24
97		Series 1992-73, Class H, 7.500%, 05/25/22	101
22		Series 1992-101, Class J, 7.500%, 06/25/22	22
453		Series 1992-188, Class PZ, 7.500%, 10/25/22	491
483		Series 1993-25, Class J, 7.500%, 03/25/23	524
215		Series 1993-27, Class S, IF, 7.595%, 02/25/23	210
101		Series 1993-31, Class K, 7.500%, 03/25/23	111
941		Series 1993-54, Class Z, 7.000%, 04/25/23	1,007
50		Series 1993-62, Class SA, IF, 14.072%, 04/25/23	62
47		Series 1993-97, Class FA, VAR, 2.688%, 05/25/23	48
24		Series 1993-108, Class D, PO, 02/25/23	23
116		Series 1993-162, Class F, VAR, 2.388%, 08/25/23	115
19		Series 1993-165, Class SD, IF, 8.980%, 09/25/23	19
266		Series 1993-167, Class GA, 7.000%, 09/25/23	272
187		Series 1993-179, Class SB, IF, 17.636%, 10/25/23	242
11		Series 1993-204, Class PE, IO, 6.500%, 05/25/23	—	(h)
357		Series 1993-220, Class SG, IF, 13.125%, 11/25/13	371
89		Series 1993-225, Class SG, IF, 21.436%, 12/25/13	104
36		Series 1993-228, Class G, PO, 09/25/23	26
24		Series 1993-230, Class FA, VAR, 2.038%, 12/25/23	23
1		Series 1993-233, Class SC, IF, 13.525%, 12/25/08	1
1		Series 1993-234, Class SC, IF, 11.330%, 12/25/08	1
682		Series 1993-250, Class Z, 7.000%, 12/25/23	714
304		Series 1993-257, Class C, PO, 06/25/23	303
20		Series 1994-34, Class DZ, 6.000%, 03/25/09	20
302		Series 1994-37, Class L, 6.500%, 03/25/24	319
66		Series 1995-2, Class Z, 8.500%, 01/25/25	71
639		Series 1996-14, Class SE, IF, IO, 7.010%, 08/25/23	121
26		Series 1996-59, Class J, 6.500%, 08/25/22	27
194		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	6
47		Series 1997-24, Class Z, 8.000%, 04/18/27	53
45		Series 1997-27, Class J, 7.500%, 04/18/27	47
47		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	7
168		Series 1998-36, Class J, 6.000%, 07/18/28	169
1,022		Series 1998-36, Class ZB, 6.000%, 07/18/28	1,076
392		Series 1998-43, Class SA, IF, IO, 15.090%, 04/25/23	165
307		Series 1999-57, Class Z, 7.500%, 12/25/19	334
297		Series 1999-62, Class PB, 7.500%, 12/18/29	322
44		Series 2000-52, Class IO, IO, 8.500%, 01/25/31	11
2,024		Series 2001-4, Class ZA, 6.500%, 03/25/31	2,081
334		Series 2001-5, Class OW, 6.000%, 03/25/16	346
314		Series 2001-7, Class PF, 7.000%, 03/25/31	333
1,087		Series 2001-31, Class VD, 6.000%, 05/25/31	1,111
610		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	130
532		Series 2001-36, Class DE, 7.000%, 08/25/31	567
291		Series 2001-44, Class PD, 7.000%, 09/25/31	309
554		Series 2001-44, Class PU, 7.000%, 09/25/31	587
76		Series 2001-49, Class DQ, 6.000%, 11/25/15	77
997		Series 2001-49, Class LZ, 8.500%, 07/25/31	1,102
429		Series 2001-52, Class XN, 6.500%, 11/25/15	446
84		Series 2001-61, Class VB, 7.000%, 12/25/16	84
1,359		Series 2001-61, Class Z, 7.000%, 11/25/31	1,442
784		Series 2001-71, Class QE, 6.000%, 12/25/16	818
451		Series 2001-72, Class SX, IF, 14.217%, 12/25/31	479
411		Series 2001-74, Class MB, 6.000%, 12/25/16	431
373		Series 2002-1, Class HC, 6.500%, 02/25/22	395
180		Series 2002-1, Class SA, IF, 20.654%, 02/25/32	211
299		Series 2002-1, Class UD, IF, 19.469%, 12/25/23	352
894		Series 2002-3, Class PG, 5.500%, 02/25/17	917
144		Series 2002-8, Class SR, IF, 13.651%, 03/25/09	146
333		Series 2002-9, Class ST, IF, 15.972%, 03/25/17	388
2,071		Series 2002-11, Class QG, 5.500%, 03/25/17	2,131
1,737		Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	53
118		Series 2002-13, Class ST, IF, 10.000%, 03/25/32	118
4,661		Series 2002-18, Class PC, 5.500%, 04/25/17	4,769
827		Series 2002-19, Class PE, 6.000%, 04/25/17	862
240		Series 2002-37, Class Z, 6.500%, 06/25/32	251
3,000		Series 2002-42, Class C, 6.000%, 07/25/17	3,167
1,554		Series 2002-55, Class QE, 5.500%, 09/25/17	1,592
5,415		Series 2002-56, Class UC, 5.500%, 09/25/17 (m)	5,560
192		Series 2002-59, Class AC, 6.000%, 03/25/28	193
956		Series 2002-62, Class ZE, 5.500%, 11/25/17	964
1,032		Series 2002-63, Class KC, 5.000%, 10/25/17	1,041
932		Series 2002-63, Class LB, 5.500%, 10/25/17	958
2,500		Series 2002-71, Class KM, 5.000%, 11/25/17	2,511
247		Series 2002-73, Class S, IF, 12.763%, 11/25/09	255
2,071		Series 2002-74, Class LD, 5.000%, 01/25/16	2,087
1,554		Series 2002-74, Class PD, 5.000%, 11/25/15	1,565
826		Series 2002-74, Class VB, 6.000%, 11/25/31	833
946		Series 2002-77, Class S, IF, 11.926%, 12/25/32	940
77		Series 2002-91, Class UH, IO, 5.500%, 06/25/22	6
561		Series 2003-8, Class SB, IF, IO, 6.255%, 03/25/16	15
1,036		Series 2003-22, Class UD, 4.000%, 04/25/33	883
2,083		Series 2003-23, Class CS, IF, IO, 6.705%, 05/25/31	136
1,036		Series 2003-27, Class DW, 4.500%, 04/25/17	1,033
362		Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	36
2,408		Series 2003-41, Class PE, 5.500%, 05/25/23	2,479
245		Series 2003-52, Class SX, IF, 18.765%, 10/25/31	281
853		Series 2003-60, Class NJ, 5.000%, 07/25/21	850
734		Series 2003-65, Class CI, IO, 4.500%, 03/25/15	21
296		Series 2003-67, Class VQ, 7.000%, 01/25/19	298
1,365		Series 2003-68, Class QP, 3.000%, 07/25/22	1,302
453		Series 2003-73, Class GA, 3.500%, 05/25/31	429
720		Series 2003-73, Class PB, 4.500%, 08/25/18	701
210		Series 2003-74, Class SH, IF, 7.659%, 08/25/33	167
2,345		Series 2003-76, Class SH, IF, 11.410%, 09/25/31	2,249
191		Series 2003-79, Class NM, 4.000%, 05/25/22	188
6,043		Series 2003-80, Class SY, IF, IO, 6.255%, 06/25/23	612
1,036		Series 2003-81, Class LC, 4.500%, 09/25/18	1,024
3,001		Series 2003-83, Class PG, 5.000%, 06/25/23	2,982
518		Series 2003-86, Class PX, 4.500%, 02/25/17	521
540		Series 2003-91, Class SD, IF, 10.175%, 09/25/33	533
274		Series 2003-92, Class SH, IF, 7.721%, 09/25/18	252
384		Series 2003-106, Class PO, PO, 08/25/17	346
1,295		Series 2003-106, Class US, IF, 6.983%, 11/25/23	1,039
685		Series 2003-106, Class WE, IF, 4.500%, 11/25/22	671
1,027		Series 2003-113, Class PC, 4.000%, 03/25/15	1,029
2,872		Series 2003-116, Class SB, IF, IO, 6.205%, 11/25/33	268
2,739		Series 2003-117, Class JB, 3.500%, 06/25/33	2,549
777		Series 2003-122, Class TE, 5.000%, 12/25/22	775
1,036		Series 2003-128, Class KE, 4.500%, 01/25/14	1,047
1,076		Series 2003-130, Class SX, IF, 9.428%, 01/25/34	1,102
781		Series 2003-132, Class OA, PO, 08/25/33	666
841		Series 2004-1, Class DL, 4.500%, 02/25/18	843
2,162		Series 2004-4, Class QI, IF, IO, 5.705%, 06/25/33	126
541		Series 2004-4, Class QM, IF, 11.410%, 06/25/33	543
1,344		Series 2004-10, Class SC, HB, IF, 23.020%, 02/25/34	1,568
1,162		Series 2004-14, Class SD, IF, 6.983%, 03/25/34	950
1,430		Series 2004-21, Class CO, PO, 04/25/34	1,021
926		Series 2004-22, Class A, 4.000%, 04/25/19	881
1,036		Series 2004-25, Class PB, 5.500%, 05/25/32	1,069
777		Series 2004-25, Class PC, 5.500%, 01/25/34	811
1,922		Series 2004-25, Class SA, IF, 15.689%, 04/25/34	2,098
1,370		Series 2004-27, Class HB, 4.000%, 05/25/19	1,285
777		Series 2004-36, Class PB, 5.500%, 05/25/32	807
1,273		Series 2004-36, Class SA, IF, 15.689%, 05/25/34	1,372
421		Series 2004-36, Class SN, IF, 11.410%, 07/25/33	390
4,631		Series 2004-46, Class HS, IF, IO, 4.605%, 05/25/30	136
742		Series 2004-46, Class QB, IF, 18.420%, 05/25/34	790
389		Series 2004-51, Class SY, IF, 11.450%, 07/25/34	392
1,554		Series 2004-53, Class NC, 5.500%, 07/25/24	1,586
1,815		Series 2004-59, Class BG, PO, 12/25/32	1,562
287		Series 2004-61, Class SK, IF, 8.500%, 11/25/32	306
1,295		Series 2004-92, Class JO, PO, 12/25/34	1,240
851		Series 2005-13, Class FL, VAR, 1.795%, 03/25/35	831
535		Series 2005-15, Class MO, PO, 03/25/35	335
636		Series 2005-47, Class AN, 5.000%, 12/25/16	642
1,293		Series 2005-52, Class PA, 6.500%, 06/25/35	1,334
3,912		Series 2005-56, Class S, IF, IO, 5.315%, 07/25/35	217
718		Series 2005-58, Class PO, PO, 07/25/35	518
827		Series 2005-66, Class SG, IF, 13.888%, 07/25/35	858
6,268		Series 2005-66, Class SV, 5.355%, 07/25/35	409
1,027		Series 2005-68, Class BC, 5.250%, 06/25/35	1,002
3,279		Series 2005-68, Class PG, 5.500%, 08/25/35	3,430
901		Series 2005-70, Class KI, IO, 5.500%, 08/25/35	99
3,048		Series 2005-84, Class XM, 5.750%, 10/25/35	3,165
1,386		Series 2005-90, Class AO 10/25/35	1,306
777		Series 2005-103, Class SC, IF, 8.656%, 07/25/35	678
2,500		Series 2005-109, Class PB, 6.000%, 01/25/34	2,565
4,606		Series 2005-110, Class GJ, 5.500%, 11/25/30	4,686
2,739		Series 2005-110, Class GK, 5.500%, 08/25/34	2,727
2,397		Series 2005-110, Class MN, 5.500%, 06/25/35	2,477
2,009		Series 2005-116, Class PB, 6.000%, 04/25/34	2,059
4,500		Series 2005-118, Class ME, 6.000%, 01/25/32	4,603
6,000		Series 2005-118, Class PN, 6.000%, 01/25/32	6,046
1,509		Series 2006-15, Class OT, PO, 01/25/36	1,413
1,171		Series 2006-23, Class KO, PO, 04/25/36	1,031
2,054		Series 2006-39, Class WC, 5.500%, 01/25/36	2,067
1,470		Series 2006-42, Class CF, VAR, 1.845%, 06/25/36	1,419
2,504		Series 2006-44, Class GO, PO, 06/25/36	2,329
7,230		Series 2006-44, Class P, PO, 12/25/33	5,987
1,712		Series 2006-46, Class UC, 5.500%, 12/25/35	1,712
1,507		Series 2006-50, Class JO, PO, 06/25/36	1,198
2,541		Series 2006-50, Class PS, PO, 06/25/36	2,053
1,147		Series 2006-58, Class AP, PO, 07/25/36	988
1,622		Series 2006-58, Class FL, VAR, 1.855%, 07/25/36	1,601
2,587		Series 2006-58, Class PO, PO, 07/25/36	2,236
4,064		Series 2006-59, Class QO, PO, 01/25/33	3,475
1,035		Series 2006-65, Class QO, PO, 07/25/36	906
1,858		Series 2006-72, Class GO, PO, 08/25/36	1,705
1,375		Series 2006-72, Class HO, PO, 08/25/26	1,264
1,671		Series 2006-72, Class TO, PO, 08/25/36	1,450
6,848		Series 2006-77, Class PC, 6.500%, 08/25/36	7,319
1,507		Series 2006-90, Class AO, PO, 09/25/36	1,333
1,899		Series 2006-110, Class PO, PO, 11/25/36	1,465
928		Series 2006-111, Class EO, PO, 11/25/36	793
1,776		Series 2006-115, Class OK, PO, 12/25/36	1,565
2,043		Series 2006-119, Class PO, PO, 12/25/36	1,714
3,047		Series 2006-120, Class IO, IO, 6.500%, 12/25/36	320
447		Series 2006-123, Class FD, VAR, 1.895%, 01/25/37	433
3,015		Series 2006-126, Class AO, PO, 01/25/37	2,575
5,988		Series 2007-7, Class SG, IF, IO, 5.105%, 08/25/36	255
1,791		Series 2007-14, Class OP, PO, 03/25/37	1,559
877		Series 2007-15, Class NO, PO, 03/25/22	812
5,204		Series 2007-16, Class FC, VAR, 2.145%, 03/25/37	5,081
7,172		Series 2007-22, Class SC, IF, IO, 4.685%, 03/25/37	378
1,500		Series 2007-47, Class PC, 5.000%, 07/25/33	1,469
8,407		Series 2007-54, Class WI, IF, IO, 4.705%, 06/25/37	445
5,151		Series 2007-77, Class FG, VAR, 1.895%, 03/25/37	4,845
2,000		Series 2007-79, Class PB, 5.000%, 04/25/29	1,976
2,178		Series 2007-106, Class A7, VAR, 6.218%, 10/25/37	2,157
916		Series 2007-118, Class IO, IO, 6.000%, 06/25/36	110
2,675		Series 2008-12, Class IV, IO, 6.500%, 04/25/31	215
14,685		Series 2008-16, Class IS, IF, IO, 4.805%, 03/25/38	946
2,374		Series 2008-27, Class SN, IF, IO, 5.505%, 04/25/38	165
962		Series 2008-44, Class PO, PO, 05/25/38	827
6,000		Series 2008-51, Class BC, 4.500%, 06/25/23	5,812
953		Series 2008-59, Class IG, IO, 5.500%, 11/25/34	77
165		Series G92-4, Class F, VAR, 3.020%, 12/25/21	166
168		Series G92-7, Class JQ, 8.500%, 01/25/22	184
35		Series G92-12, Class B, 7.700%, 02/25/22	38
50		Series G92-14, Class Z, 7.000%, 02/25/22	53
90		Series G92-15, Class Z, 7.000%, 01/25/22	92
—	(h)	Series G92-27, Class SQ, HB, IF, 10,232.140%, 05/25/22	27
33		Series G92-42, Class Z, 7.000%, 07/25/22	36
1,201		Series G92-44, Class ZQ, 8.000%, 07/25/22	1,295
185		Series G92-54, Class ZQ, 7.500%, 09/25/22	200
322		Series G92-61, Class Z, 7.000%, 10/25/22	341
36		Series G92-62, Class B, PO, 10/25/22	32
215		Series G93-1, Class KA, 7.900%, 01/25/23	234
148		Series G93-17, Class SI, IF, 6.000%, 04/25/23	122
177		Series G97-2, Class ZA, 8.500%, 02/17/27	196
		Federal National Mortgage Association STRIPS,
23		Series 23, Class 2, IO, 10.000%, 09/01/17	5
13		Series 59, Class 2, IO, 9.500%, 07/01/17	3
771		Series 213, Class 2, IO, 8.000%, 03/01/23	204
26		Series 265, Class 2, 9.000%, 03/01/24	30
55		Series 285, Class 1, PO, 02/01/27	49
4,941		Series 339, Class 21, IO, 4.500%, 08/01/33	446
3,874		Series 339, Class 28, IO, 5.500%, 08/01/33	373
674		Series 340, Class 1, PO, 09/01/33	570
1,715		Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	236
2,702		Series 351, Class 7, IO, 5.000%, 04/01/34	315
6,613		Series 356, Class 39, IO, 5.000%, 01/01/20	622
5,883		Series 365, Class 8, IO, 5.500%, 05/01/36	882
1,255		Series 368, Class 3, IO, 4.500%, 11/01/20	124
2,451		Series 374, Class 5, IO, 5.500%, 08/01/36	343
2,159		Series 393, Class 6, IO, 5.500%, 04/25/37	329
		Federal National Mortgage Association Whole Loan,
103		Series 2002-W5, Class A10, IF, IO, 6.705%, 11/25/30	4
775		Series 2003-W1, Class 1A1, 6.500%, 12/25/42	785
428		Series 2003-W1, Class 2A, 7.500%, 12/25/42	448
160		Series 2003-W4, Class 2A, 6.500%, 10/25/42	162
1,316		Series 2004-W1, Class 2A2, 7.000%, 12/25/33	1,330
1,360		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	1,396
		Government National Mortgage Association,
147		Series 1994-4, Class KQ, 7.988%, 07/16/24	155
2,373		Series 1994-7, Class PQ, 6.500%, 10/16/24	2,481
299		Series 1996-16, Class E, 7.500%, 08/16/26 (m)	312
61		Series 1997-2, Class E, 7.500%, 02/20/27	66
71		Series 1997-11, Class D, 7.500%, 07/20/27	73
127		Series 1998-26, Class K, 7.500%, 09/17/25	135
775		Series 1999-4, Class ZB, 6.000%, 02/20/29	810
260		Series 1999-41, Class Z, 8.000%, 11/16/29	276
29		Series 1999-43, Class TA, IF, 9.350%, 11/16/29	28
128		Series 1999-44, Class PC, 7.500%, 12/20/29	141
623		Series 1999-44, Class ZG, 8.000%, 12/20/29	665
379		Series 2000-6, Class Z, 7.500%, 02/20/30	414
560		Series 2000-7, Class ST, IF, 25.250%, 01/16/30	840
251		Series 2000-9, Class Z, 8.000%, 06/20/30	280
1,440		Series 2000-9, Class ZJ, 8.500%, 02/16/30	1,574
1,052		Series 2000-10, Class ZP, PAC, 7.500%, 02/16/30	1,153
569		Series 2000-12, Class ST, HB, IF, 25.250%, 02/16/30	843
151		Series 2000-16, Class ZN, 7.500%, 02/16/30	165
1,254		Series 2000-21, Class Z, 9.000%, 03/16/30	1,390
210		Series 2000-26, Class Z, 7.750%, 09/20/30	210
79		Series 2000-36, Class HC, 7.330%, 11/20/30	83
42		Series 2000-36, Class IK, IO, 9.000%, 11/16/30	11
236		Series 2000-38, Class AH, 7.150%, 12/20/30	241
2,000		Series 2001-21, Class PE, 6.500%, 05/16/31	2,099
32		Series 2001-32, Class WA, IF, 16.494%, 07/20/31	38
268		Series 2001-35, Class SA, IF, IO, 6.828%, 08/16/31	32
246		Series 2001-36, Class S, IF, IO, 6.628%, 08/16/31	28
106		Series 2001-55, Class SF, IF, 21.507%, 11/20/31	133
777		Series 2002-4, Class TD, 7.000%, 01/20/32	867
329		Series 2002-7, Class PG, 6.500%, 01/20/32	346
1,113		Series 2002-24, Class AG, IF, IO, 6.528%, 04/16/32	131
311		Series 2002-24, Class SB, IF, 9.791%, 04/16/32	328
888		Series 2002-24, Class Z, 8.500%, 04/16/32	978
2,316		Series 2002-31, Class SE, IF, IO, 6.078%, 04/16/30	281
94		Series 2002-33, Class SY, IF, 9.000%, 02/26/23	101
835		Series 2002-40, Class UK, 6.500%, 06/20/32	866
205		Series 2002-41, Class LS, IF, 9.000%, 06/16/32	195
500		Series 2002-45, Class QE, 6.500%, 06/20/32	517
667		Series 2002-47, Class PG, 6.500%, 07/16/32	690
82		Series 2002-51, Class SG, HB, IF, 26.115%, 04/20/31	106
331		Series 2002-54, Class GB, 6.500%, 08/20/32	343
639		Series 2002-70, Class AV, 6.000%, 03/20/12	657
902		Series 2002-70, Class PS, IF, IO, 6.248%, 08/20/32	47
1,377		Series 2002-79, Class KV, 6.000%, 11/20/13	1,398
536		Series 2002-80, Class EB, 7.000%, 01/20/32	540
731		Series 2002-88, Class VA, 6.000%, 12/20/17	743
825		Series 2003-4, Class NI, IO, 5.500%, 01/20/32	58
557		Series 2003-4, Class NY, 5.500%, 12/20/13	574
1,407		Series 2003-8, Class PO, PO, 01/16/32	1,318
2,596		Series 2003-11, Class SK, IF, IO, 6.278%, 02/16/33	325
77		Series 2003-24, Class PO, PO, 03/16/33	65
1,500		Series 2003-34, Class TO, PO, 02/16/32	1,417
2,114		Series 2003-41, Class ID, IO, 5.500%, 05/20/33	364
3,600		Series 2003-46, Class IH, IO, 5.500%, 12/20/32	514
856		Series 2003-66, Class ED, 5.000%, 08/20/28	857
1,225		Series 2003-76, Class LS, IF, IO, 5.748%, 09/20/31	55
178		Series 2003-90, Class PO, PO, 10/20/33	153
123		Series 2003-95, Class SC, IF, IO, 5.578%, 09/17/31	1
1,060		Series 2003-98, Class PC, 5.000%, 02/20/29	1,064
2,549		Series 2003-112, Class SA, IF, IO, 5.128%, 12/16/33	153
5,997		Series 2004-11, Class SW, IF, IO, 4.048%, 02/20/34	365
4,637		Series 2004-24, Class SA, IF, IO, 5.778%, 04/16/31	134
410		Series 2004-28, Class S, IF, 15.751%, 04/16/34	443
1,064		Series 2004-46, Class AO, PO, 06/20/34	896
6,292		Series 2004-59, Class SG, IF, IO, 5.048%, 07/20/34	367
2,019		Series 2004-68, Class PO, PO, 05/20/31	1,706
16,828		Series 2004-68, Class SA, IF, IO, 5.348%, 05/20/31	855
447		Series 2004-73, Class AE, IF, 11.920%, 08/17/34	487
6,858		Series 2004-73, Class JL, IF, IO, 5.128%, 09/16/34	568
6,211		Series 2005-17, Class SL, IF, IO, 5.248%, 07/20/34	438
700		Series 2005-26, Class VI, IO, 5.500%, 01/20/35	155
1,181		Series 2005-69, Class SY, IF, IO, 5.298%, 11/20/33	118
1,061		Series 2005-93, Class JO, PO, 03/20/31	999
2,085		Series 2006-16, Class OP, PO, 03/20/36	1,762
1,149		Series 2007-17, Class JO, PO, 04/16/37	926
413		Series 2007-28, Class BO, PO, 05/20/37	358
973		Series 2007-35, Class TO, PO, 04/20/35	878
406		Series 2007-36, Class HO, PO, 06/16/37	366
3,734		Series 2007-57, Class PO, PO, 03/20/37	3,200
8,990		Series 2007-74, Class SL, IF, IO, 5.118%, 11/16/37	503
1,948		Series 2008-20, Class PO, PO, 09/20/37	1,606
2,420		Series 2008-23, Class IO, IO, 6.000%, 02/20/37	350
8,497		Series 2008-25, Class SB, IF, IO, 5.448%, 03/20/38	539
3,724		Series 2008-32, Class PI, IO, 5.500%, 10/16/37	603
1,500		Series 2008-36, Class AY, 5.000%, 04/16/23	1,471
2,958		Series 2008-60, Class PO, PO, 01/20/38	2,611
2,175		Series 2008-71, Class SC, IF, IO, 4.548%, 08/20/38	138
		Vendee Mortgage Trust,
8,434		Series 1994-1, Class 2ZB, 6.500%, 02/15/24	9,211
1,063		Series 1996-1, Class 1Z, 6.750%, 02/15/26	1,109
582		Series 1996-2, Class 1Z, 6.750%, 06/15/26	636
1,159		Series 1997-1, Class 2Z, 7.500%, 02/15/27	1,310
882		Series 1998-1, Class 2E, 7.000%, 09/15/27	950
512		Series 2001-1, Class 2J, 7.000%, 05/15/10	515

			514,002

		Non-Agency CMO — 21.9%
		ABN Amro Mortgage Corp.,
234		Series 2003-7, Class A3, 4.500%, 07/25/18	222
339		Series 2003-9, Class A2, 4.500%, 08/25/18	321
1,712		American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 4.848%, 09/25/35	819
		Banc of America Alternative Loan Trust,
423		Series 2003-3, Class APO, PO, 05/25/33	275
557		Series 2003-11, Class PO, PO, 01/25/34	372
		Banc of America Funding Corp.,
2,589		Series 2003-3, Class 1A33, 5.500%, 10/25/33	2,402
534		Series 2004-1, Class PO, PO, 03/25/34	320
698		Series 2005-4, Class 30PO, PO, 08/25/35	400
1,740		Series 2005-6, Class 2A7, 5.500%, 10/25/35	1,261
291		Series 2005-7, Class 30PO, PO, 11/25/35	165
1,350		Series 2005-8, Class 30PO, PO, 01/25/36	785
3,083		Series 2005-E, Class 4A1, VAR, 4.484%, 03/20/35	2,178
		Banc of America Mortgage Securities, Inc.,
333		Series 2003-8, Class APO, PO, 11/25/33	241
180		Series 2003-9, Class 1A2, PO, 12/25/33	129
9,290		Series 2004-3, Class 15IO, IO, VAR, 0.210%, 04/25/19	27
1,067		Series 2004-4, Class 1A9, 5.000%, 05/25/34	919
479		Series 2004-4, Class APO, PO, 05/25/34	340
637		Series 2004-6, Class APO, PO, 07/25/34	432
6,013		Series 2004-E, Class 2A5, VAR, 4.107%, 06/25/34	4,673
2,886		Series 2004-J, Class 3A1, VAR, 5.066%, 11/25/34	2,064
		Bear Stearns Adjustable Rate Mortgage Trust,
1,195		Series 2003-7, Class 3A, VAR, 4.955%, 10/25/33 (i)	842
1,520		Series 2004-1, Class 12A1, VAR, 3.752%, 04/25/34	942
5,100		Series 2006-1, Class A1, VAR, 4.625%, 02/25/36	3,171
961		Cendant Mortgage Corp., Series 2003-9, Class 1P, PO, 11/25/33	560
942		Chase Mortgage Finance Corp., Series 2003-S6, Class A1, 5.000%, 06/25/18	906
		Citicorp Mortgage Securities, Inc.,
323		Series 2002-11, Class 1A14, 6.000%, 11/25/32	291
10		Series 2003-3, Class A30, 5.250%, 03/25/33	10
723		Series 2003-8, Class APO, PO, 08/25/33	426
3,164		Series 2004-1, Class 3A1, 4.750%, 01/25/34	3,041
4,190		Series 2004-5, Class 2A5, 4.500%, 08/25/34	3,710
14,704		Series 2007-3, Class 1A6, IF, IO, 4.005%, 04/25/37	516
		Citigroup Mortgage Loan Trust, Inc.,
772		Series 2003-1, Class PO3, PO, 09/25/33	451
121		Series 2003-1, Class WA2, 6.500%, 06/25/31	115
231		Series 2003-1, Class WPO2, PO, 06/25/31	176
367		Series 2003-UP3, Class A3, 7.000%, 09/25/33	362
1,409		Series 2003-UST1, Class A1, 5.500%, 12/25/18	1,349
309		Series 2003-UST1, Class PO1, PO, 12/25/18	228
227		Series 2003-UST1, Class PO2, PO, 12/25/18	171
125		Series 2003-UST1, Class PO3, PO, 12/25/18	94
560		Series 2005-1, Class 2A1A, VAR, 5.708%, 04/25/35	303
1,547		Series 2005-5, Class 1A2, VAR, 5.408%, 08/25/35	876
		Countrywide Alternative Loan Trust,
577		Series 2002-8, Class A4, 6.500%, 07/25/32	573
592		Series 2003-6T2, Class A6, 5.500%, 06/25/33	484
663		Series 2003-J1, Class PO, PO, 10/25/33	451
1,355		Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	895
2,700		Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	2,230
344		Series 2004-J3, Class 4A1, 4.750%, 04/25/19	314
930		Series 2005-5R, Class A1, 5.250%, 12/25/18	801
11,731		Series 2005-22T1, Class A2, IF, IO, 3.675%, 06/25/35	480
1,520		Series 2005-26CB, Class A10, IF, 10.522%, 07/25/35	1,282
511		Series 2005-28CB, Class 1A5, 5.500%, 08/25/35	443
578		Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	418
2,054		Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	1,256
544		Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	480
1,891		Series 2005-57CB, Class 3A2, IF, IO, 3.705%, 12/25/35	56
811		Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	453
1,246		Series 2005-86CB, Class A11, 5.500%, 02/25/36	744
8,150		Series 2005-J1, Class 1A4, IF, IO, 3.705%, 02/25/35	312
36,339		Series 2006-7CB, Class 1A2, IF, IO, 3.905%, 05/25/36	833
1,400		Series 2006-26CB, Class A9, 6.500%, 09/25/36	666
2,500		Series 2007-21CB, Class 1A5, 6.000%, 09/25/37	1,761
		Countrywide Home Loan Mortgage Pass-Through Trust,
1,127		Series 2002-31, Class A5, 5.750%, 01/25/33	1,125
4,000		Series 2002-36, Class A22, 6.000%, 01/25/33	3,572
284		Series 2003-18, Class A12, 5.500%, 07/25/33	260
1,820		Series 2003-26, Class 1A6, 3.500%, 08/25/33	1,497
116		Series 2003-34, Class A11, 5.250%, 09/25/33	88
212		Series 2003-44, Class A9, PO, 10/25/33	107
563		Series 2003-J10, Class 2A1, 5.000%, 11/25/18	535
536		Series 2003-J2, Class A17, IF, IO, 6.005%, 04/25/33	16
1,474		Series 2003-J7, Class 4A3, IF, 7.978%, 08/25/18	1,102
520		Series 2004-3, Class PO, PO, 04/25/34	374
420		Series 2004-7, Class 2A1, VAR, 4.032%, 06/25/34	274
589		Series 2004-HYB1, Class 2A, VAR, 4.330%, 05/20/34	392
2,220		Series 2004-HYB3, Class 2A, VAR, 4.149%, 06/20/34	1,622
1,491		Series 2004-HYB6, Class A3, VAR, 5.083%, 11/20/34	797
1,521		Series 2004-J8, Class 1A2, 4.750%, 11/25/19	1,238
1,166		Series 2005-16, Class A23, 5.500%, 09/25/35	941
3,438		Series 2005-22, Class 2A1, VAR, 5.251%, 11/25/35	1,742
10,840		Series 2007-4, Class 1A52, IF, IO, 4.005%, 05/25/37	327
		CS First Boston Mortgage Securities Corp.,
1,794		Series 2003-1, Class DB1, 6.564%, 02/25/33	1,515
1,000		Series 2004-4, Class 3A5, 5.500%, 08/25/34	962
		First Horizon Alternative Mortgage Securities,
2,100		Series 2004-AA4, Class A1, VAR, 5.386%, 10/25/34	980
611		Series 2005-AA5, Class 1A2, VAR, 4.684%, 07/25/35	221
811		Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	481
13,557		Series 2007-FA4, Class 1A2, IF, IO, 4.255%, 08/25/37	646
		First Horizon Asset Securities, Inc.,
812		Series 2003-7, Class 2A1, 4.500%, 09/25/18	755
1,819		Series 2003-9, Class 1A6, 5.500%, 11/25/33	1,391
1,036		Series 2004-4, Class 2A2, 4.500%, 07/25/19	888
1,057		Series 2004-AR2, Class 2A1, VAR, 4.586%, 05/25/34	696
2,508		Series 2004-AR7, Class 2A1, VAR, 4.913%, 02/25/35 (m)	1,973
685		Series 2004-AR7, Class 2A2, VAR, 4.913%, 02/25/35	482
2,327		Series 2005-AR1, Class 2A2, VAR, 4.998%, 04/25/35	1,608
		GMAC Mortgage Corp. Loan Trust,
580		Series 2003-J7, Class A10, 5.500%, 11/25/33	543
598		Series 2003-J8, Class A, 5.250%, 12/25/33	529
1,103		Series 2004-J1, Class A15, 5.250%, 04/25/34	1,074
1,340		Series 2004-J2, Class A2, VAR, 1.895%, 06/25/34	1,060
1,634		Series 2005-AR3, Class 3A3, VAR, 4.850%, 06/19/35	1,332
3,424		Series 2005-AR3, Class 3A4, VAR, 4.850%, 06/19/35	1,509
		GSR Mortgage Loan Trust,
726		Series 2003-6F, Class A2, VAR, 1.795%, 09/25/32	654
228		Series 2004-3F, Class 3A8, 13.500%, 02/25/34	291
1,452		Series 2004-10F, Class 1A1, 4.500%, 08/25/19	1,388
627		Series 2004-10F, Class 2A1, 5.000%, 08/25/19	576
265		Series 2004-13F, Class 3A3, 6.000%, 11/25/34	193
4,351		Series 2005-7F, Class 3A9, 6.000%, 09/25/35	2,497
1,816		Series 2006-1F, Class 1AP, PO, 02/25/36	1,187
6,900		Series 2006-1F, Class 2A4, 6.000%, 02/25/36	3,803
3,100		Series 2007-1F, Class 2A4, 5.500%, 01/25/37	2,117
		Indymac Index Mortgage Loan Trust,
13,716		Series 2005-AR11, Class A7, IO, VAR, 0.694%, 08/25/35	101
484		Series 2006-AR3, Class 2A1A, VAR, 6.283%, 03/25/36	195
97		Kidder Peabody Mortgage Assets Trust, Series B, Class A1, PO, 04/22/18	81
		Lehman Mortgage Trust,
2,501		Series 2006-2, Class 1A1, VAR, 6.480%, 04/25/36	1,320
1,000		Series 2007-6, Class 1A8, 6.000%, 07/25/37	757
1,500		Series 2008-2, Class 1A6, 6.000%, 03/25/38	1,203
		MASTR Adjustable Rate Mortgages Trust,
142		Series 2004-4, Class 2A1, VAR, 5.322%, 05/25/34	73
1,599		Series 2004-13, Class 2A1, VAR, 4.537%, 04/21/34	1,224
6,505		Series 2004-13, Class 3A6, VAR, 3.788%, 11/21/34	5,030
609		Series 2004-15, Class 3A1, VAR, 5.786%, 12/25/34	448
		MASTR Alternative Loans Trust,
644		Series 2003-4, Class 2A1, 6.250%, 06/25/33	598
673		Series 2003-8, Class 3A1, 5.500%, 12/25/33	597
2,089		Series 2003-8, Class 5A1, 5.000%, 11/25/18	1,966
541		Series 2003-9, Class 8A1, 6.000%, 01/25/34	456
239		Series 2004-1, Class 30PO, PO, 02/25/34	158
1,303		Series 2004-3, Class 2A1, 6.250%, 04/25/34	1,244
544		Series 2004-3, Class 30PO, PO, 04/25/34	362
562		Series 2004-3, Class 30X1, IO, 6.000%, 04/25/34	92
597		Series 2004-5, Class 30PO, PO, 06/25/34	419
289		Series 2004-5, Class 30X1, IO, 6.000%, 06/25/34	56
342		Series 2004-6, Class 30X1, IO, 5.500%, 07/25/34	66
3,027		Series 2004-6, Class 7A1, 6.000%, 07/25/34	2,337
296		Series 2004-7, Class 30PO, PO, 08/25/34	192
1,059		Series 2004-7, Class AX1, IO, 5.500%, 08/25/34	205
1,460		Series 2004-10, Class 1A1, 4.500%, 09/25/19	1,197
		MASTR Asset Securitization Trust,
763		Series 2003-2, Class 2A1, 4.500%, 03/25/18	697
448		Series 2003-4, Class 2A2, 5.000%, 05/25/18	441
639		Series 2003-4, Class 3A2, 5.000%, 05/25/18	596
398		Series 2003-4, Class 5A1, 5.500%, 05/25/33	364
1,221		Series 2003-9, Class 15PO, PO, 10/25/18	881
393		Series 2003-10, Class 15PO, PO, 11/25/18	275
267		Series 2003-11, Class 15PO, PO, 12/25/18	202
705		Series 2003-11, Class 6A2, 4.000%, 12/25/33	692
1,850		Series 2003-12, Class 6A1, 5.000%, 12/25/33	1,684
325		Series 2004-1, Class 30PO, PO, 02/25/34	217
457		Series 2004-3, Class PO, PO, 03/25/34	322
2,307		Series 2004-4, Class 3A1, 4.500%, 04/25/19	2,092
1,370		Series 2004-6, Class 2A9, 5.250%, 11/26/16	1,296
1,008		Series 2004-8, Class 1A1, 4.750%, 08/25/19	830
913		Series 2004-8, Class PO, PO, 08/25/19	674
361		Series 2004-9, Class 5A1, 5.250%, 09/25/19	326
1,000		Series 2006-2, Class 1A30, 6.000%, 06/25/36	566
4,473		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	2,577
483		Merrill Lynch Mortgage Investors, Inc., Series 2005-A1, Class 3A, VAR, 5.199%, 12/25/34	366
		Merrill Lynch Trust,
3		Series 7, Class B, PO, 04/20/18	3
102		Series 47, Class Z, 8.985%, 10/20/20	108
—	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 3,394.750%, 04/20/21	2
		MortgageIT Trust,
1,194		Series 2005-1, Class 1A1, VAR, 1.715%, 02/25/35	563
453		Series 2005-5, Class A1, VAR, 1.655%, 12/25/35	206
		Nomura Asset Acceptance Corp.,
685		Series 2003-A1, Class A1, 5.500%, 05/25/33	576
313		Series 2003-A1, Class A2, 6.000%, 05/25/33	273
47		Series 2003-A1, Class A5, 7.000%, 04/25/33	43
250		Series 2003-A1, Class A7, 5.000%, 04/25/18	232
1,114		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	1,033
		Prime Mortgage Trust,
479		Series 2004-1, Class 2A3, 5.250%, 08/25/34	461
1,057		Series 2004-R1, Class A4, PO, 07/27/33	784
1,480		Series 2005-4, Class 2PO, PO, 10/25/35	852
		Residential Accredit Loans, Inc.,
734		Series 2001-QS19, Class A2, 6.000%, 12/25/16	713
197		Series 2002-QS16, Class A3, IF, 13.706%, 10/25/17	209
908		Series 2003-QR19, Class CB4, 5.750%, 10/25/33	646
1,711		Series 2003-QS12, Class A2A, IF, IO, 6.205%, 06/25/18	134
750		Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	77
11,976		Series 2003-QS13, Class A6, IF, IO, 0.600%, 07/25/33	140
1,970		Series 2003-QS14, Class A1, 5.000%, 07/25/18	1,795
1,939		Series 2003-QS18, Class A1, 5.000%, 09/25/18	1,825
551		Series 2003-QS3, Class A2, IF, 13.431%, 02/25/18	567
1,168		Series 2003-QS3, Class A8, IF, IO, 6.205%, 02/25/18	89
1,509		Series 2003-QS9, Class A3, IF, IO, 6.155%, 05/25/18	117
1,848		Series 2004-QA4, Class NB3, VAR, 5.377%, 09/25/34	1,546
588		Series 2004-QA6, Class NB2, VAR, 5.293%, 12/25/34	313
1,465		Series 2004-QS10, Class A6, 6.000%, 07/25/34	1,279
1,689		Series 2004-QS8, Class A2, 5.000%, 06/25/34	1,491
423		Series 2005-QA10, Class A31, VAR, 5.595%, 09/25/35	213
2,000		Series 2005-QA6, Class A32, VAR, 5.627%, 05/25/35	934
334		Series 2005-QA7, Class A21, VAR, 4.824%, 07/25/35	170
535		Series 2006-QA1, Class A21, VAR, 5.953%, 01/25/36	230
544		Series 2006-QS4, Class A7, IF, 12.150%, 04/25/36	408
1,274		Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	867
		Residential Asset Securitization Trust,
682		Series 2003-A13, Class A3, 5.500%, 01/25/34	583
420		Series 2003-A14, Class A1, 4.750%, 02/25/19	383
446		Series 2005-A11, Class PO, PO, 10/25/35	269
2,326		Series 2006-A4, Class 2A5, 6.000%, 05/25/36	1,500
1,000		Series 2006-A6, Class 2A13, 6.000%, 07/25/36	391
		Residential Funding Mortgage Securities I,
238		Series 2003-S11, Class A1, 2.500%, 06/25/18	227
1,295		Series 2003-S12, Class 4A5, 4.500%, 12/25/32	1,192
1,554		Series 2003-S13, Class A3, 5.500%, 06/25/33	1,241
826		Series 2003-S14, Class A4, PO, 07/25/18	538
1,318		Series 2003-S7, Class A17, 4.000%, 05/25/33	1,149
1,147		Series 2004-S6, Class 2A6, PO, 06/25/34	740
1,370		Series 2004-S6, Class 3A5, 4.500%, 06/25/19	1,225
1,348		Series 2005-SA4, Class 1A1, VAR, 4.998%, 09/25/35	868
		Residential Funding Securities LLC,
115		Series 2002-RM1, Class API, PO, 12/25/17	86
240		Series 2003-RM2, Class AP-3, PO, 05/25/33	183
		Salomon Brothers Mortgage Securities VII, Inc.,
12		Series 2000-UP1, Class A2, 8.000%, 09/25/30	11
267		Series 2003-UP2, Class PO1, PO, 12/25/18	206
2,934		Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.969%, 06/25/34	1,850
		Structured Asset Securities Corp.,
107		Series 2002-10H, Class 1AP, PO, 05/25/32	80
1,015		Series 2003-8, Class 1A2, 5.000%, 04/25/18	987
391		Series 2003-21, Class 1A3, 5.500%, 07/25/33	366
507		Series 2003-31A, Class B1, VAR, 5.035%, 10/25/33 (i)	433
7,328		Series 2004-20, Class 1A3, 5.250%, 11/25/34 (m)	6,727
		WaMu Mortgage Pass-Through Certificates,
427		Series 2002-S8, Class 2A7, 5.250%, 01/25/18	421
126		Series 2003-AR8, Class A, VAR, 4.282%, 08/25/33	94
772		Series 2003-S07, Class A1, 4.500%, 08/25/18	734
1,549		Series 2003-S08, Class A4, 4.500%, 09/25/18	1,337
1,537		Series 2003-S08, Class A6, 4.500%, 09/25/18	1,505
370		Series 2003-S09, Class P, PO, 10/25/33	217
2,247		Series 2003-S10, Class A5, 5.000%, 10/25/18	2,072
340		Series 2003-S10, Class A6, PO, 10/25/18	198
499		Series 2004-AR3, Class A2, VAR, 4.243%, 06/25/34	353
591		Series 2006-AR10, Class 2P, VAR, 0.000%, 09/25/36	427
		Washington Mutual Alternative Mortgage Pass-Through Certificates,
688		Series 2005-1, Class 1A1, 5.500%, 03/25/35	443
17,324		Series 2005-2, Class 1A4, IF, IO, 3.655%, 04/25/35	552
1,489		Series 2005-4, Class CB7, 5.500%, 06/25/35	1,088
779		Series 2005-4, Class DP, PO, 06/25/20	545
2,417		Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,764
19,266		Series 2005-11, Class A4, IF, IO, 1.691%, 01/25/36	593
		Washington Mutual MSC Mortgage Pass-Through Certificates,
1,181		Series 2002-MS12, Class A, 6.500%, 05/25/32	1,166
367		Series 2004-RA4, Class 1P, PO, 04/25/19	289
		Wells Fargo Mortgage Backed Securities Trust,
1,174		Series 2003-8, Class A9, 4.500%, 08/25/18	1,157
3,625		Series 2003-11, Class 1A4, 4.750%, 10/25/18	3,486
1,078		Series 2003-11, Class 1APO, PO, 10/25/18	790
1,392		Series 2003-13, Class A7, 4.500%, 11/25/18	1,364
392		Series 2003-14, Class 1A1, 4.750%, 12/25/18	384
937		Series 2003-16, Class 2A1, 4.500%, 12/25/18	890
26,965		Series 2003-16, Class 2AIO, IO, VAR, 0.120%, 12/25/18	49
982		Series 2003-17, Class 2A4, 5.500%, 01/25/34	929
1,395		Series 2003-17, Class APO, PO, 01/25/34	882
715		Series 2003-K, Class 1A2, VAR, 4.487%, 11/25/33	549
470		Series 2004-1, Class A11 01/25/34	170
859		Series 2004-2, Class APO 01/25/19	659
860		Series 2004-7, Class 2A1, 4.500%, 07/25/19	817
2,971		Series 2004-7, Class 2A2, 5.000%, 07/25/19	2,856
2,871		Series 2004-BB, Class A4, VAR, 4.557%, 01/25/35	2,097
2,684		Series 2004-EE, Class 3A1, VAR, 4.381%, 12/25/34	2,099
4,165		Series 2004-P, Class 2A1, VAR, 4.241%, 09/25/34	3,057
438		Series 2004-Q, Class 1A3, VAR, 4.884%, 09/25/34	316
3,682		Series 2004-S, Class A5, VAR, 3.732%, 09/25/34	3,574
1,253		Series 2004-S, Class A7, VAR, 3.732%, 09/25/34	1,220
896		Series 2005-9, Class 1APO, PO, 10/25/35	580
596		Series 2005-15, Class APO, PO, 12/25/20	417
2,065		Series 2005-AR10, Class 2A4, VAR, 4.227%, 06/25/35	2,001
1,172		Series 2005-AR16, Class 2A1, VAR, 4.926%, 10/25/35	781
1,853		Series 2006-3, Class A8, 5.500%, 03/25/36	1,763
293		Series 2006-AR17, Class A1, VAR, 5.331%, 10/25/36	177
2,200		Series 2007-7, Class A7, 6.000%, 06/25/37	1,578
1,848		Series 2007-11, Class A14, 6.000%, 08/25/37	1,444

			224,670

		Total Collateralized Mortgage Obligations (Cost $774,458)	738,672

		Mortgage Pass-Through Securities — 22.5%
		Federal Home Loan Mortgage Corp.,
682		ARM, 4.155%, 04/01/34	680
578		ARM, 4.293%, 12/01/33	568
311		ARM, 4.639%, 03/01/35	312
345		ARM, 5.383%, 07/01/37	347
1,402		ARM, 5.484%, 03/01/36	1,418
1,084		ARM, 5.673%, 11/01/36	1,099
2,891		ARM, 5.892%, 10/01/36	2,957
848		ARM, 5.920%, 02/01/37	864
521		ARM, 6.013%, 10/01/36	531
145		ARM, 6.141%, 01/01/30	147
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
429		3.500%, 05/01/19	413
14,311		4.000%, 06/01/13 - 06/01/19 (m)	14,229
1,751		4.500%, 10/01/18	1,759
964		5.000%, 12/01/18	983
159		5.500%, 06/01/17	162
9,304		6.000%, 06/01/17 - 03/01/22	9,490
2,159		6.500%, 08/01/12 - 03/01/22	2,217
1,012		7.000%, 01/01/17 - 07/01/17	1,059
160		7.500%, 09/01/10 - 12/01/15	166
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
4,895		5.500%, 05/01/27	4,982
1,944		6.000%, 01/01/14 - 12/01/22	1,998
1,885		6.500%, 05/01/22 - 03/01/26	1,958
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
2,822		4.000%, 10/01/33	2,714
7,847		5.500%, 10/01/33 - 07/01/35	7,979
2,168		6.000%, 11/01/28 - 12/01/33	2,225
6,528		6.500%, 05/01/24 - 11/01/36 (m)	6,737
3,186		7.000%, 07/01/29 - 10/01/36	3,307
101		8.500%, 08/01/30	109
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
427		6.000%, 02/01/24	439
694		7.000%, 12/01/14 - 03/01/16	727
197		10.500%, 07/20/21	230
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
25		7.500%, 07/01/16 - 05/01/17	26
—	(h)	8.000%, 04/01/09	—	(h)
15		8.750%, 06/01/17	16
8		10.500%, 05/01/19	10
27		12.000%, 08/01/15 - 07/01/19	31
		Federal National Mortgage Association,
847		ARM, 3.940%, 06/01/34	843
805		ARM, 3.982%, 05/01/34	778
1,263		ARM, 4.053%, 07/01/33	1,265
1,160		ARM, 4.104%, 09/01/33	1,155
54		ARM, 4.143%, 09/01/27	53
660		ARM, 4.214%, 04/01/34	652
495		ARM, 4.274%, 05/01/35	494
203		ARM, 4.401%, 03/01/29	202
858		ARM, 4.415%, 10/01/34	853
717		ARM, 4.445%, 06/01/35	716
393		ARM, 4.464%, 01/01/34	391
753		ARM, 4.528%, 02/01/34	753
350		ARM, 4.596%, 05/01/35	351
796		ARM, 4.615%, 09/01/34	796
2,318		ARM, 4.646%, 04/01/35	2,310
789		ARM, 4.699%, 02/01/35	798
2,552		ARM, 4.717%, 04/01/35	2,540
1,065		ARM, 4.718%, 10/01/34	1,069
571		ARM, 4.751%, 09/01/35	572
317		ARM, 4.770%, 11/01/33	314
1,200		ARM, 4.779%, 08/01/34	1,202
668		ARM, 4.790%, 10/01/34	671
881		ARM, 4.810%, 10/01/34	885
5,718		ARM, 4.827%, 01/01/35 (m)	5,684
38		ARM, 4.858%, 03/01/19	38
661		ARM, 4.868%, 01/01/33	679
593		ARM, 4.890%, 04/01/34	605
531		ARM, 4.920%, 02/01/35	546
1,356		ARM, 4.965%, 07/01/33	1,364
1,296		ARM, 4.979%, 08/01/34	1,298
2,366		ARM, 5.016%, 05/01/35	2,374
1,526		ARM, 5.116%, 11/01/33	1,556
1,721		ARM, 5.146%, 10/01/34	1,724
1,270		ARM, 5.274%, 09/01/36	1,305
75		ARM, 5.617%, 11/01/32	76
		Federal National Mortgage Association, 15 Year, Single Family,
20,436		4.000%, 07/01/18 - 12/01/18 (m)	20,306
9,893		4.500%, 07/01/18 - 09/01/20	9,958
3,785		5.000%, 12/01/16 - 10/01/20	3,861
13,603		5.500%, 09/01/19 - 07/01/20	13,924
6,961		6.000%, 06/01/16 - 07/01/21	7,140
2,439		6.500%, 09/01/13 - 04/01/22	2,522
3,591		7.000%, 12/01/16 - 08/01/21	3,751
205		7.500%, 03/01/17 - 10/01/17	215
425		8.000%, 04/01/11 - 01/01/16	444
104		8.500%, 09/01/11	110
1		9.000%, 02/01/10	1
		Federal National Mortgage Association, 20 Year, Single Family,
1,425		6.000%, 02/01/14 - 04/01/24	1,464
4,017		6.500%, 06/01/16 - 07/01/24	4,180
107		7.500%, 09/01/21	112
		Federal National Mortgage Association, 30 Year FHA/VA,
138		6.000%, 09/01/33	141
628		6.500%, 03/01/29	645
370		7.000%, 10/01/28 - 02/01/33	385
113		8.000%, 06/01/28	120
32		8.500%, 03/01/30 - 06/01/30	34
564		9.000%, 05/01/18 - 06/01/31	616
24		10.000%, 07/01/19	28
22		10.500%, 11/01/18	26
51		11.000%, 04/01/19	60
		Federal National Mortgage Association, 30 Year, Single Family,
3,064		4.000%, 08/01/33 - 04/01/34	2,958
2,678		4.500%, 05/01/29 - 02/01/35	2,647
6,205		5.000%, 05/01/33 - 09/01/35	6,260
10,325		5.500%, 04/01/33 - 03/01/34	10,518
4,372		6.000%, 12/01/28 - 09/01/33	4,487
37		6.250%, 07/01/23	38
615		6.500%, 08/01/31 - 08/01/33	637
2,342		7.000%, 04/01/17 - 03/01/36	2,448
598		7.500%, 08/01/36	623
2,146		8.000%, 03/01/27 - 10/01/36	2,267
308		8.500%, 04/01/26 - 02/01/30	332
3		9.000%, 04/01/26	3
24		9.500%, 07/01/28	26
13		10.000%, 02/01/24	16
31		12.500%, 01/01/16	34
		Federal National Mortgage Association, Other,
1,594		4.000%, 11/01/33	1,508
2,129		4.500%, 11/01/14 - 08/01/33	2,142
838		5.000%, 08/01/34	842
1,974		5.500%, 06/01/12 - 09/01/33	2,016
51		6.000%, 05/01/09	51
2,633		6.500%, 10/01/35 - 06/01/36	2,710
867		7.000%, 12/01/36 - 10/01/46	887
34		10.250%, 07/15/13	38
57		10.422%, 06/25/21	67
23		11.000%, 08/20/20	27
305		Government National Mortgage Association II, 15 Year, Single Family, 6.000%, 04/20/17	315
		Government National Mortgage Association II, 30 Year, Single Family,
761		3.500%, 09/20/33	684
39		7.500%, 02/20/28 - 09/20/28	41
55		8.000%, 06/20/26 - 11/20/28	59
32		8.500%, 03/20/25 - 05/20/25	35
		Government National Mortgage Association, 15 Year, Single Family,
540		6.000%, 06/15/18	560
132		7.000%, 09/15/14 - 10/15/16	139
87		7.500%, 11/15/17	92
534		8.000%, 01/15/16	569
		Government National Mortgage Association, 30 Year, Single Family,
255		6.375%, 08/15/26	263
1,072		6.500%, 03/15/28 - 04/15/33	1,104
2,172		7.000%, 04/15/32 - 06/15/33	2,242
171		7.500%, 11/15/22 - 01/15/33	182
18		8.000%, 09/15/22 - 04/15/28	19
15		9.000%, 02/15/30 - 01/15/31	16
23		11.000%, 01/15/21	26
		Government National Mortgage Association, Other,
1,011		6.500%, 08/15/22 - 11/15/23	1,035
107		7.000%, 08/15/23	111

		Total Mortgage Pass-Through Securities (Cost $226,564)	230,918

		U.S. Government Agency Securities — 0.4%
3,704		Federal Home Loan Bank System, 4.720%, 09/20/12	3,759
518		Federal National Mortgage Association, 5.500%, 03/15/11	552

		Total U.S. Government Agency Securities (Cost $4,229)	4,311

		U.S. Treasury Obligations — 0.1%
		U.S. Treasury Bonds Coupon STRIPS,
932		05/15/14	823
129		02/15/16	102

		Total U.S. Treasury Obligations (Cost $794)	925

		Total Long-Term Investments (Cost $1,014,360)	982,609

SHARES

		Short-Term Investment — 3.3%
		Investment Company — 3.3%
33,736		JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares (b) (Cost $33,736)	33,736

		Total Investments — 99.0% (Cost $1,048,096)	1,016,345
		Other Assets in Excess of Liabilities — 1.0%	9,996

		NET ASSETS — 100.0%	$1,026,341

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ARM	—	Adjustable Rate Mortgage
CMO	—	Collateralized Mortgage Obligation
GMAC	—	General Motors Acceptance Corp.
HB	—

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF	—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2008. The rate may be subject to a cap and floor.

IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	—

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The rate shown is the rate in effect as of November 30, 2008
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2008.

(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)		Amount rounds to less than one thousand (shares or dollars).
(i)		Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,159
Aggregate gross unrealized depreciation	(63,910)

Net unrealized appreciation/depreciation	($31,751)

Federal income tax cost of investments	$1,048,096

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$ 33,736	$ -
Level 2 - Other significant observable inputs	982,609	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 1,016,345	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — 100.7%
	Municipal Bonds — 99.7%
	Alabama — 0.9%
	Alabama 21st Century Authority, Tobacco Settlement,
1,020	Rev., 5.500%, 12/01/10	1,020
1,790	Rev., 5.750%, 06/01/10	1,742
2,000	Rev., 5.750%, 12/01/11	1,722
2,290	Rev., 5.850%, 06/01/10	2,213
3,365	Alabama Public School & College Authority, Capital Improvement, Rev., 5.250%, 12/29/08 (m)	3,424
1,290	Fairfield Industrial Development Board, USX Corp. Project, Rev., TRAN, 5.400%, 11/01/11	1,239

		11,360

	Alaska — 2.3%
4,215	Alaska Housing Finance Corp., Home Mortgage, Series A, Rev., AMT, MBIA, 5.000%, 06/01/15	4,092
	Alaska Student Loan Corp.,
3,690	Series A, Rev., AMBAC, 6.050%, 07/01/17 (p)	3,869
4,500	Series A, Rev., GTD Student Loans, 5.000%, 06/01/11	4,497
3,000	Series A-2, Rev., AMT, 5.000%, 12/01/16	2,692
3,000	Series A-3, Rev., AMT, 5.000%, 06/01/13	2,929
	City of North Slope Boro,
1,000	Series A, GO, MBIA, Zero Coupon, 06/30/10	953
6,350	Series A, GO, MBIA, Zero Coupon, 06/30/13	5,261
	Four Dam Pool Power Agency, Electrical,
1,830	Series A, Rev., LOC: Dexia Credit Local, 5.000%, 07/01/14	1,700
1,945	Series A, Rev., LOC: Dexia Credit Local, 5.000%, 07/01/14	1,790
1,030	Series A, Rev., LOC: Dexia Credit Local, 5.000%, 07/01/14	936

		28,719

	Arizona — 2.6%
2,000	Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.000%, 01/01/13	2,022
460	Arizona Housing Finance Authority, Series 2A, Rev., TRAN, GNMA/FNMA/FHLMC, 5.625%, 07/01/12	456
2,100	Arizona State University, Board of Regents, COP, MBIA, 5.000%, 07/01/15	2,265
3,595	City of Phoenix, Series B, GO, 5.000%, 07/01/12 (p)	3,797
2,645	City of Scottsdale, Rev., 5.250%, 07/01/22	2,765
1,625	Gila County, COP, 6.400%, 06/01/14 (i)	1,618
1,000	Gila County IDA, Cobre Valley Community Hospital, Rev., ACA, 6.000%, 12/01/10	806
	Maricopa County IDA, Single Family Mortgage,
4,614	Series 1B, Rev., TRAN, GNMA/FNMA, 5.650%, 05/01/16	4,092
570	Series 2B, Rev., TRAN, GNMA/FNMA/FHLMC, 5.950%, 09/01/12	577
550	Phoenix IDA, Single Family Mortgage, Series 2002-2, Rev., VAR, AMT, GNMA/FNMA/FHLMC, 5.950%, 09/01/12	556
	Pinal County,
2,910	COP, 5.250%, 12/01/14	2,832
3,065	COP, 5.250%, 12/01/14	2,923
3,000	Scottsdale IDA, Healthcare, Series A, Rev., 5.000%, 09/01/16	2,865
	Tucson & Prima Counties IDA, Single Family Mortgage,
825	Series 1A, Rev., TRAN, GNMA COLL, 5.625%, 07/01/12	818
2,000	Series B, Rev., GNMA/FNMA/FHLMC, 4.600%, 06/01/17	1,819
	Tucson & Prima Counties IDA, Single Family Mortgage, Mortgage-Backed Securities Program,
70	Series 1A, Rev., GNMA/FNMA, 5.700%, 01/01/10	70
45	Series 1A, Rev., GNMA/FNMA, 6.100%, 01/01/10	46
2,975	Tucson County IDA, Single Family Mortgage, Series A-1, Rev., GNMA/FNMA/FHLMC, 5.350%, 07/01/16	2,458

		32,785

	Arkansas — 1.1%
990	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA, 5.500%, 01/01/17	942
5,000	Baxter County, Hospital Improvement, Series A, Rev., 5.600%, 09/01/09	4,442
	City of Fayetteville, Sales & Use Tax,
230	Rev., FSA, 4.125%, 11/01/15	231
330	Rev., FSA, 4.250%, 11/01/15	321
1,095	Series A, Rev., FSA, 4.000%, 11/01/16	1,103
	City of Springdale, Sales & Use Tax,
2,000	Rev., FSA, 4.200%, 07/01/13	1,922
3,000	Rev., FSA, 4.250%, 07/01/13	2,891
17	Lonoke County Residential Housing Facilities Board, Single Family Mortgage, Series A-2, Rev., FNMA COLL, 7.900%, 04/01/11	17
1,875	Rogers Arkansas Water Revenue Improvement, Capital Improvement, GO, XLCA, 4.250%, 03/01/17	1,851
8	Stuttgart Public Facilities Board, Single Family Mortgage, Series A, Class A-2, Rev., FNMA COLL, 7.900%, 12/29/08	8

		13,728

	California — 4.9%
1,580	California Home Mortgage Finance Authority, Mortgage-Backed Securities Program, Series E, Rev., GNMA/FNMA/FHLMC, 4.350%, 02/01/17	1,498
1,480	California Housing Finance Agency, Multi-Family Housing III, Series A, Rev., AMT, 5.375%, 02/01/09	1,256
	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program,
1,915	Series A, Rev., FNMA/GNMA/FHLMC, 4.200%, 02/01/17	1,703
75	Series A, Rev., GNMA/FNMA, 5.000%, 06/01/11	75
2,370	Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 06/01/16	2,017
2,445	Series C, Rev., GNMA/FNMA/FHLMC, 4.100%, 02/01/17	2,096
5,245	Series FH-1, Rev., 5.500%, 02/01/16	4,128
3,000	California Statewide Communities Development Authority, Inland Regional Center, Rev., 5.000%, 12/01/17	2,984
4,735	California Statewide Communities Development Authority, Poinsettia Apartments, Series B, Rev., VAR, LIQ: FNMA, 4.750%, 06/15/11	4,784
1,000	Golden State Tobacco Securitization Corp., Asset- Backed, Series A-1, Rev., 5.000%, 06/01/15	897
4,375	Kaweah Delta Health Care District, Rev., 5.000%, 08/01/12	3,670
3,400	Pasadena Area Community College District, Election of 2002, Series C, GO, AMBAC, Zero Coupon, 08/01/14	2,676

90	Redondo Beach, Redevelopment Agency, Residential Mortgage, Series B, Rev., 6.250%, 12/29/08 (i)	88
5,000	Sacramento City Financing Authority, Rev., MBIA-RE, FGIC, 5.000%, 12/01/15	4,840
4,000	San Francisco City & County Airports Commission, Series 34E, Rev., AMT, FSA, 5.750%, 05/01/18	3,647
	State of California,
5,000	GO, 5.000%, 10/01/15	5,222
5,000	GO, 5.125%, 04/01/14	4,767
5,000	State of California, Economic Recovery, Series B, GO, VAR, 5.000%, 03/01/10	5,167
	State of California, Various Purpose,
1,415	GO, 5.000%, 06/01/13	1,485
5,000	GO, 5.000%, 03/01/14	5,242
5,000	GO, 5.000%, 12/01/17	4,601

		62,843

	Colorado — 4.3%
2,300	Arapahoe County, Single Family Mortgage, Rev., IMI, Zero Coupon, 09/01/10 (p)	2,203
1,920	City of Aurora, McKesson Corp. Project, Series A, Rev., TRAN, 5.375%, 12/29/08	1,920
5,030	City of Aurora, Single Family Mortgage, Series A-2, Rev., Zero Coupon, 03/01/13 (p)	3,277
275	City of Erie, Rev., ACA, 5.125%, 12/01/08 (p)	275
725	City of Erie, Unrefunded Balance, Rev., ACA, 5.125%, 12/29/08 (i)	716
	Colorado Health Facilities Authority, Adventist Health,
135	Series E, Rev., 5.000%, 11/15/13 (p)	149
2,365	Series E, Rev., 5.000%, 11/15/13	2,385
2,415	Colorado Health Facilities Authority, Parkview Medical Center Project, Series B, Rev., 5.000%, 09/01/17	2,036
1,350	Colorado Housing & Facilities Finance Authority, Capital Appreciation, Single Family Program, Series C-1, Rev., AMT, Zero Coupon, 12/29/08	296
	Colorado Housing & Facilities Finance Authority, Multi-Family Project,
650	Series C-3, Class I, Rev., AMT, 4.450%, 04/01/11	653
985	Series C-3, Class I, Rev., AMT, 4.550%, 10/01/12	987
975	Series C-3, Class I, Rev., AMT, 4.650%, 10/01/12	967
	Colorado Housing & Facilities Finance Authority, Single Family Program,
140	Series B-2, Rev., MBIA-IBC, 6.800%, 04/01/09	142
1,090	Series C-2, Rev., AMT, FHA/VA MTGS, 7.050%, 10/01/09	1,104
	Denver City & County, Airport,
5,000	Series A, Rev., AMBAC, 6.000%, 11/15/10	5,054
4,990	Series A, Rev., TRAN, FSA, 8.943%, 05/15/09	4,833
	Denver City & County, Capital Appreciation, Single Family Mortgage,
1,000	Series A, Rev., MGIC, Zero Coupon, 12/15/08	920
9,850	Series A, Rev., MGIC, Zero Coupon, 12/15/08	7,298
4,385	Denver City & County, Single Family Mortgage, Series A, Rev., VAR, AMT, GNMA/FNMA/FHLMC, 5.550%, 08/01/16	3,858
	Denver City & County, Single Family Mortgage, Metropolitan Mayors Caucus,
175	Rev., TRAN, GNMA/FNMA/FHLMC COLL, 6.000%, 05/01/12	178
410	Rev., TRAN, GNMA/FNMA/FHLMC COLL, 6.150%, 05/01/12	424
150	Series A, Rev., TRAN, GNMA/FNMA/FHLMC COLL, 7.300%, 11/01/10	151
1,000	Denver City & County, Special Facilities, Airport, Rental Car Project, Series A, Rev., MBIA, 6.000%, 01/01/09	1,010
5,660	Douglas County, School District No. Re-1, Series 163, GO, VAR, MBIA, 8.249%, 06/15/09	6,492
	El Paso County, Single Family Mortgage,
115	Series A, Rev., GNMA/FNMA/FHLMC COLL, 6.200%, 05/01/09	116
3,194	Series A, Rev., TRAN, GNMA/FNMA, 5.350%, 03/01/16	2,773
1,750	El Paso County, Single Family Mortgage, Southern Front Range, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 10/01/17	1,543
168	IDK Partners III Trust, Pass-Through Certificates, Class A, 5.100%, 08/01/23 (i)	168
3,500	Mesa County, Compound Interest, Rev., Zero Coupon, 12/01/11 (p)	3,213

		55,141

	Delaware — 0.8%
	Delaware State Housing Authority, Single Family Mortgage,
1,210	Series A, Rev., GNMA/FNMA/FHLMC, 4.350%, 01/01/17	1,131
1,030	Series A-1, Rev., AMBAC, 5.170%, 07/01/09	929
2,325	Series B, Rev., 4.350%, 07/01/17	2,024
4,970	Series C-1, Rev., AMT, 5.550%, 07/01/17	4,670
1,140	Series D-1, Rev., AMT, 4.625%, 07/01/17	1,012

		9,766

	District of Columbia — 1.2%
11,840	District of Columbia, COP, AMBAC, 5.250%, 01/01/13	12,284
2,490	District of Columbia Housing Finance Agency, Single Family Program, Series B, Rev., AMT, 5.625%, 06/01/15	2,463

		14,747

	Florida — 6.3%
1,830	Broward County Housing Finance Authority, Series B, Rev., AMT, 4.500%, 04/01/17	1,428
	Capital Projects Finance Authority, Capital Projects Loan Program,
2,385	Series F-1, Rev., MBIA, 5.500%, 08/01/11	2,476
2,880	Series F-1, Rev., MBIA, 5.500%, 08/01/11	2,971
5,000	Citizens Property Insurance Corp., High Risk Accounts, Series A, Rev., MBIA, 5.000%, 03/01/17	4,861
4,000	Collier County School Board, COP, FSA, 5.250%, 02/15/21	3,966
	Escambia County, Housing Finance Authority, Single Family Mortgage, Multi- County Program,
2,915	Series A, Rev., GNMA/FNMA/FHLMC, FHA/VA GTD, 4.800%, 04/01/15	2,344
1,190	Series A-1, Rev., GNMA/FNMA/FHLMC, 4.150%, 04/01/16	1,104
	Fort Pierce Utilities Authority,
3,685	Rev., AMBAC, 5.000%, 10/01/12	3,837
2,330	Rev., AMBAC, 5.000%, 10/01/13	2,409
4,640	Rev., AMBAC, 5.000%, 10/01/13	4,758
	Highlands County Health Facilities Authority, Adventist Health,
300	Series A, 5.000%, 11/15/15 (p)	331
1,000	Series A, Rev., TRAN, 5.000%, 11/15/15	966
500	Series A, Rev., TRAN, 5.000%, 11/15/15	491

2,500	Highlands County Health Facilities Authority, Adventist Health Sunbelt, Rev., TRAN, 3.950%, 09/01/12	2,446
	Hillsborough County Aviation Authority, Tampa International Airport,
7,890	Series A, Rev., MBIA, 5.375%, 10/01/13	7,476
5,000	Series A, Rev., MBIA, 5.500%, 10/01/13	4,809
	Hillsborough County Housing Finance Authority,
1,940	Rev., AMT, GNMA/FNMA/FHLMC, 5.200%, 04/01/15	1,826
1,580	Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.400%, 10/01/16	1,573
	Lee County, Solid Waste System,
1,135	Rev., MBIA, 5.625%, 10/01/11	1,148
6,850	Series A, Rev., AMBAC, 5.000%, 10/01/16	5,808
2,900	Miami-Dade County, Sub Series A, Rev., SO, MBIA, Zero Coupon, 12/29/08	1,914
1,025	Miami-Dade County Housing Finance Authority, Home Ownership Mortgage, Series A-1, Rev., GNMA/FNMA, 5.300%, 04/01/15	973
2,000	Miami-Dade County School Board, Series A, COP, FGIC, 5.000%, 05/01/15	2,028
3,000	Miami-Dade County, Miami International Airport, Series B, Rev., AMT, CIFG/FSA-CR, 5.000%, 10/01/15	2,780
	Orange County, Housing Finance Authority,
2,520	Series A, Rev., AMT, GNMA, 5.125%, 03/01/17	2,322
655	Series B, Rev., AMT, GNMA/FNMA, 5.400%, 09/01/12	616
	Pinellas County Housing Finance Authority, Multi-County Program,
2,030	Series A-2, Rev., AMT, GNMA, FNMA, FHLMC, 4.900%, 03/01/17	1,646
2,010	Series B-1, Rev., GNMA/FNMA, 5.200%, 03/01/15	1,897
5,000	Port St. Lucie, Rev., MBIA, 5.250%, 09/01/24	4,743
5,000	South Miami Health Facilities Authority, Baptist Health South Florida Group, Rev., 5.000%, 08/15/17	4,594

		80,541

	Georgia — 1.6%
2,975	Atlanta Urban Residential Finance Authority, Multi-Family Housing, Mortgage- Backed Securities, Series B, Rev., GNMA/FNMA/FHLMC, 5.500%, 10/01/17	2,542
5,000	Fulton County School District, GO, 5.500%, 01/01/21	5,351
5,000	Gwinnett County Development Authority, Public Schools Project, COP, MBIA, 5.250%, 01/01/22	5,114
3,000	Main Street Natural Gas, Inc., Series A, Rev., 5.500%, 09/15/24	2,255
5,000	State of Georgia, Series C, GO, 5.500%, 07/01/14	5,603

		20,865

	Hawaii — 0.5%
525	Hawaii Housing & Community Development Corp., Multi-Family Housing, Sunset Villas, Rev., GNMA COLL, 5.000%, 07/20/10	536
5,000	State of Hawaii, Series DG, GO, AMBAC, 5.000%, 07/01/12	5,377

		5,913

	Idaho — 0.3%
985	Idaho Housing & Finance Association, Series A, Class III, Rev., 5.550%, 07/01/11	973
	Idaho Housing & Finance Association, Single Family Mortgage,
120	Series A, Rev., FHA/VA MTGS, 5.350%, 12/29/08	121
1,500	Series A, Class I, Rev., 6.250%, 01/01/17	1,500
1,625	Series B, Class III, Rev., 5.000%, 01/01/15	1,340
85	Series D, Rev., FHA/VA MTGS, 6.450%, 12/29/08	86
135	Series E-2, Rev., 5.950%, 12/29/08	137
185	Series H, Rev., FHA/VA MTGS, 6.050%, 12/29/08	185

		4,342

	Illinois — 5.8%
3,000	Chicago Board of Education, Series C, GO, 5.250%, 12/01/18	2,994
5,980	Chicago O’Hare International Airport, 3rd Lien, Series C, Rev., AMT, MBIA, 5.250%, 01/01/15	4,921
5,000	Chicago Transit Authority, Federal Transit Administration, Section 5307, Series A, Rev., AMBAC, 5.250%, 06/01/13	5,272
	City of Aurora, Single Family Mortgage,
2,886	Series A, Rev., AMT, GNMA/FNMA/FHLMC, FHA/VA GTD, 5.500%, 12/01/39	2,419
2,899	Series B, Rev., GNMA/FNMA/FHLMC, 5.450%, 12/01/39	2,467
7,580	City of Chicago, Series A, GO, FSA, 5.250%, 01/01/14	7,819
4,450	City of Chicago Heights, Series A, GO, MBIA-RE, FGIC, 5.650%, 12/01/08 (p)	4,461
100	City of Chicago, Midway Airport, Series A, Rev., AMT, FSA, 5.125%, 01/01/11	79
3,485	City of Chicago, Peoples Gas Light & Coke, Series B, Rev., TRAN, 4.750%, 07/01/09	3,516
	City of Chicago, Single Family Mortgage,
1,595	Series B, Rev., TRAN, GNMA/FNMA/FHLMC COLL, 6.000%, 04/01/12	1,549
3,470	Series C, Rev., GNMA/FNMA, 5.750%, 12/01/15	3,033
1,210	Series C, Rev., GNMA/FNMA/FHLMC, 4.200%, 12/01/16	1,039
170	Series C, Rev., MBIA-IBC, GNMA/FNMA/FHLMC, 7.000%, 09/01/10	174
5,600	Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 06/01/16	4,793
3,900	Series K, Rev., GNMA/FNMA/FHLMC, 5.350%, 12/01/16	3,295
35	City of Peru, IDR, Construction Freightways Corp. Project, Series B, Rev., 5.250%, 01/01/04 (d) (i)	2
	Illinois Developmental Finance Authority, Multi-Family Housing, Lincoln Place,
3,430	Series A, Rev., GNMA COLL, 6.500%, 07/20/10	3,681
4,465	Series A, Rev., GNMA COLL, 6.600%, 07/20/10	4,707
1,500	Illinois Finance Authority, OSF Healthcare Systems, Rev., 5.250%, 05/15/14	1,230
2,000	Illinois Finance Authority, Revolving Fund, Master Trust, Rev., 5.000%, 03/01/11	2,110
50	Peoria, Moline & Freeport, Single Family Collateral Mortgage, Series A, Rev., GNMA COLL/FHA/VA MTGS, 7.600%, 12/29/08	51
8,680	State of Illinois, GO, FGIC, 6.000%, 11/01/26	9,320
	University of Illinois, Academic Facilities Projects,
2,985	Series A, COP, AMBAC, 5.000%, 03/15/12	3,178
1,750	Series A, COP, AMBAC, 5.000%, 03/15/13	1,875

		73,985

	Indiana — 2.0%
	City of Indianapolis, Multi-Family Housing, Turtle Creek, North Apartments,
140	Series A, Rev., GNMA COLL/FHA, 3.400%, 12/20/09	141
550	Series A, Rev., GNMA COLL/FHA, 4.150%, 12/20/09	522
700	Series A, Rev., GNMA COLL/FHA, 4.375%, 12/20/09	588
	Indiana Health & Educational Facilities Finance Authority, Baptist Homes of Indiana,
805	Rev., 5.000%, 11/15/12	797
1,095	Rev., 5.000%, 11/15/15	1,049
1,000	Rev., 5.250%, 11/15/15	817
	Indiana Health Facility Financing Authority, Ascension Health,
1,325	Series A, Rev., TRAN, 5.000%, 04/01/10	1,355
1,750	Series A-1, Rev., TRAN, 5.000%, 05/01/13	1,763
	Indiana Housing & Community Development Authority,
4,320	Series B-2, Rev., GNMA/FNMA, 5.000%, 07/01/14	4,059
3,050	Series C-2, Rev., GNMA/FNMA, 5.000%, 01/01/15	2,917
4,790	Indiana State Finance Authority Revenue, State Revolving Fund Program, Series B, Rev., 5.000%, 02/01/18	4,591
3,000	Indianapolis Local Public Improvement Bond Bank, Airport Authority, Series F, Rev., AMBAC, 5.250%, 01/01/14	2,901
4,050	Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series F, Rev., MBIA, 5.000%, 01/01/16	4,141
60	Town of Fremont, Consolidated Freightways Corp. Project, Rev., 5.250%, 05/01/04 (d) (i)	4

		25,645

	Iowa — 0.4%
5,000	Tobacco Settlement Authority of Iowa, Asset-Backed, Series B, Rev., 5.300%, 06/01/11 (p)	5,333

	Kansas — 1.7%
1,905	City of Wichita, Hospital Facilities Improvement, Series XI, Rev., 6.750%, 11/15/09	1,997
	Sedgwick & Shawnee Counties, Single Family Mortgage,
3,830	Series A, Rev., GNMA/FNMA, 5.400%, 12/01/15	3,317
1,535	Series A-3, Rev., GNMA/FNMA, 5.500%, 06/01/15	1,440
850	Series A-3, Rev., GNMA/FNMA, 5.650%, 06/01/15	736
	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program,
5,020	Series A, Rev., GNMA/FNMA/FHLMC, 5.450%, 06/01/16	4,435
295	Series A, Rev., TRAN, GNMA/FNMA, 5.250%, 06/01/12	288
960	Series A, Rev., TRAN, GNMA/FNMA, 6.050%, 06/01/13	937
90	Series A-4, Rev., TRAN, GNMA/FNMA COLL, 5.650%, 12/01/08	90
3,510	Series B-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 06/01/16	3,154
1,725	Series B-3, Rev., TRAN, GNMA/FNMA, 5.750%, 12/01/12	1,465
2,715	Series B-4, Rev., GNMA/FNMA/FHLMC, 4.250%, 12/01/16	2,411
1,740	Series B-5, Rev., GNMA/FNMA/FHLMC, 4.100%, 12/01/16	1,718

		21,988

	Louisiana — 2.6%
470	Calcasieu Parish Public Transportation Authority, Series A, Rev., GNMA/FNMA, 5.550%, 12/04/08	475
	Calcasieu Parish Public Transportation Authority, Single Family Mortgage,
295	Series B, Rev., GNMA/FNMA, 5.000%, 04/01/13	297
3,260	Series B, Rev., AMT, GNMA/FNMA/FHLMC, 5.350%, 09/01/16	2,755
	Jefferson Parish Home Mortgage Authority, Single Family Mortgage,
650	Series B-1, Rev., TRAN, GNMA/FNMA COLL, 6.650%, 06/01/11	670
3,630	Series C, Rev., GNMA/FNMA, 4.500%, 12/01/13	3,435
220	Series C-1, Rev., GNMA/FNMA, 7.000%, 06/01/10	222
1,235	Jefferson Parish School Board, Sales & Use Tax, Single Family Mortgage, Series D, Rev., GNMA/FNMA/FHLMC, 4.000%, 12/01/16	1,210
	Louisiana Energy & Power Authority,
4,460	Rev., FSA, 5.750%, 01/01/11	4,721
4,320	Rev., FSA, 5.750%, 01/01/12	4,641
2,290	Rev., FSA, 5.750%, 01/01/13	2,484
	Louisiana Housing Finance Agency, Single Family Access Program,
5	Series B, Rev., GNMA/FHLMC COLL, 8.000%, 03/01/25	5
335	Series D-2, Rev., AMT, GNMA/FNMA COLL, 7.050%, 06/01/10	341
5,000	Louisiana Public Facilities Authority, Franciscan Missionaries, Series A, Rev., FSA, 5.750%, 07/01/18	5,198
1,000	Louisiana State Military Department, CR, Rev., 5.000%, 08/01/15	1,017
	St. Tammany Parish Hospital Service District No. 2,
540	Series B, GO, RADIAN, 5.250%, 03/01/11	550
515	Series B, GO, RADIAN, 5.250%, 03/01/12	521
475	St. Tammany Parish Public Trust Financing Authority, Christwood Project, Rev., 5.700%, 12/29/08	381
	Tangipahoa Parish Hospital Service District No. 1, North Oaks Medical Center Project,
1,805	Series A, Rev., 5.000%, 02/01/12	1,694
2,000	Series A, Rev., 5.375%, 02/01/13	1,871
1,190	Series A, Rev., 5.375%, 02/01/13	1,078

		33,566

	Maryland — 2.3%
640	Baltimore County, Multi-Family Housing, Compound Interest, Series A, Rev., FHA, Zero Coupon, 12/29/08	243
2,000	City of Baltimore, Port Facilities, Coal Sales, Rev., TRAN, 6.500%, 12/15/08	2,069
5,000	Montgomery County, Public Improvement, Series A, GO, 5.000%, 08/01/18	5,391
1,200	Prince Georges County, Housing Authority, Bristol Pines Apartments Project, Rev., FNMA, 4.500%, 12/15/15	1,223
140	Prince Georges County, Housing Authority, Single Family Mortgage, Series A, Rev., VAR, AMT, GNMA/FNMA/FHLMC, 5.600%, 06/01/12	140
	State of Maryland, State and Local Facilities Lien,
6,000	Series 1, GO, 5.000%, 03/15/17	6,164
7,675	Series 2, GO, 5.000%, 08/01/13	8,244
5,450	Series 2, GO, 5.000%, 08/01/13	5,944

		29,418

	Massachusetts — 2.4%
3,725	Boston Housing Authority, Rev., FSA, 5.000%, 04/01/16	3,915
	Commonwealth of Massachusetts,
5,250	Series A, GO, 5.000%, 08/01/18	5,216
2,500	Series B, GO, FSA, 5.250%, 09/01/21	2,626
3,920	Series D, GO, MBIA, 5.375%, 08/01/12 (p)	4,267
1,795	Massachusetts Educational Financing Authority, Educational Loan, Series E, Rev., AMBAC, 4.600%, 01/01/10	1,812
4,000	Massachusetts Housing Finance Agency, Series C, Rev., VAR, AMT, 3.800%, 12/01/08	4,001
1,000	Massachusetts Housing Finance Agency, Single Family Housing, Series 124, Rev., VAR, AMT, 4.900%, 12/01/15	862
5,000	Massachusetts State Water Pollution Abatement, MWRA Program, Rev., 5.250%, 08/01/24	5,206
	New Bedford Housing Authority, Capital Funding Program,
675	Series A, Rev., 3.400%, 10/01/11	682
700	Series A, Rev., 3.600%, 10/01/12	708
725	Series A, Rev., 3.750%, 10/01/13	732
750	Series A, Rev., 3.900%, 10/01/14	757

		30,784

	Michigan — 2.2%
5,430	City of Detroit, Water Supply System, Senior Lien, Series A, Rev., FSA, 5.000%, 07/01/16	5,612
2,055	Kent Hospital Finance Authority, Spectrum Health, Series A, Rev., VAR, 5.000%, 01/15/12	2,063
	Michigan Municipal Bond Authority, Local Government Loan Program,
2,500	Series B, Rev., AMBAC, 5.000%, 12/01/09	2,564
2,500	Series B, Rev., AMBAC, 5.000%, 12/01/10	2,574
	Michigan State Hospital Finance Authority, Oakwood Obligated Group,
5,000	Rev., 5.500%, 11/01/13	4,829
2,500	Series A, Rev., 5.000%, 07/15/15	2,380
	Michigan State Housing Development Authority,
3,780	Series A, Rev., AMT, 5.000%, 12/01/15	3,612
2,030	Series D, Rev., AMT, FSA, 4.950%, 07/01/15	1,769
2,500	Saginaw Hospital Finance Authority, Covenant Medical Center, Series G, Rev., 5.125%, 07/01/14	2,158

		27,561

	Minnesota — 1.6%
7	Blaine IDR, Consolidated Freightways Corp. Project, Rev., 5.150%, 01/01/04 (d) (i)	–	(h)
6,862	Dakota County Community Development Agency, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.125%, 02/01/17	5,676
4,898	Minneapolis & St. Paul Housing Finance Board, Mortgage-Backed Securities Program, City Living, Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 02/01/17	4,102
1,625	Minneapolis Community Development Agency, Multi-Family Housing, Riverside Homes Project, Rev., 6.100%, 09/01/09	1,514
	Minnesota Housing Finance Agency, Residential Housing Finance,

1,770	Series D, Rev., VAR, AMT, GO OF AGY, 5.500%, 07/01/16	1,696
6,000	Series L, Rev., AMT, GO OF AGY, 5.500%, 01/01/17	5,726
1,130	Minnesota Housing Finance Agency, Single Family Mortgage, Series A, Rev., GO OF AGY, 5.750%, 07/01/09	1,179

		19,893

	Mississippi — 1.2%
1,000	Jackson State University Educational Building Corp., Campus Facilities Project, Rev., TRAN, 5.000%, 03/01/11	1,022
6,400	Mississippi Higher Education Assistance Corp., Student Loan, Series B-3, Rev., GTD Student Loans, 5.450%, 03/01/09	6,516
7,225	Mississippi Home Corp., Single Family Mortgage, Series B-1, Rev., GNMA/FNMA/FHLMC, 5.375%, 12/01/17	7,290

		14,828

	Missouri — 1.4%
915	Cameron IDA, Community Hospital, Rev., ACA, 6.250%, 12/01/10 (p)	991
2,105	City of St. Louis, Lambert, Series B, Rev., AMT, FSA, 5.000%, 07/01/17	1,853
	Missouri Housing Development Commission, Home Ownership Loan Program,
3,060	Series B, Rev., AMT, GNMA/FNMA, 5.800%, 09/01/14	3,027
1,200	Series B1, Rev., AMT, GNMA/FNMA/FHLMC, 5.050%, 09/01/16	988
4,645	Series C1, Rev., AMT, GNMA/FNMA/FHLMC, 5.600%, 03/01/17	4,380
3,155	Series E-1, Rev., AMT, GNMA/FNMA, 5.600%, 03/01/16	2,723
	Missouri Housing Development Commission, Single Family Homeowner Mortgage,
140	Series B-1, Rev., AMT, GNMA/FNMA COLL, 6.150%, 03/01/10	142
195	Series B-1, Rev., AMT, MBIA-IBC, 7.450%, 03/10/10	197
2,995	St. Louis County, Housing Authority, Oakmont Hathaway & Brighton, Series A, Rev., LIQ: FNMA, 4.550%, 05/01/11	3,015

		17,316

	Montana — 0.4%
	Montana Board of Housing, Single Family Mortgage,
4,515	Series A, Rev., 5.250%, 06/01/15	4,265
1,015	Series B-2, Rev., AMT, 6.000%, 06/01/10	1,021

		5,286

	Nebraska — 0.5%
	Nebraska Investment Finance Authority,
2,970	Series C, Rev., 5.500%, 03/01/15	2,918
3,900	Series C, Rev., GNMA/FNMA/FHLMC, 5.250%, 03/01/14	3,845

		6,763

	Nevada — 2.3%
14,575	Clark County School District, Series B, GO, FSA, 5.000%, 06/15/14	15,016
2,000	Clark County, Pollution Control, Series A, Rev., TRAN, 3.250%, 03/02/09	1,989
1,785	Las Vegas Special Improvement District No. 707, Series A, Special Assessment, FSA, 5.400%, 06/01/09	1,828
1,050	Nevada Housing Division, Multi-Unit Housing, Citivista Project, Series A, Rev., AMT, FNMA COLL, 5.450%, 10/01/10	1,050
	Nevada Housing Division, Single Family Mortgage,
10	Series B-1, Rev., AMT, 6.000%, 12/29/08	10
65	Sub Series A-1, Rev., AMT, 5.200%, 12/29/08	65
3,859	Nevada Rural Housing Authority, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.200%, 03/01/17	3,200
5,445	Nevada System of Higher Education, Series B, Rev., AMBAC, 5.000%, 01/01/16	5,542

		28,700

	New Hampshire — 0.5%
	City of Manchester, School Facilities,
3,545	Rev., MBIA, 5.500%, 06/01/24	3,731
900	Rev., MBIA, 5.500%, 06/01/27	932
2,000	New Hampshire Housing Finance Authority, Single Family Mortgage, Series E, Rev., 6.625%, 01/01/18	2,109

		6,772

	New Jersey — 3.7%
2,310	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee, Rev., AMBAC, 5.000%, 01/01/15	2,396
1,215	Egg Harbor Township School District, GO, FSA, 5.750%, 07/15/24	1,326
	New Jersey EDA, School Facilities Construction,
3,000	Series O, Rev., 5.250%, 03/01/14	3,260
3,000	Series P, Rev., 5.250%, 09/01/15	3,229
	New Jersey Health Care Facilities Financing Authority, Shore Memorial Health Care Systems,
1,295	Rev., RADIAN, 5.000%, 07/01/10	1,299
1,355	Rev., RADIAN, 5.000%, 07/01/11	1,350
5,000	New Jersey State Highway Authority, Senior Parkway, Rev., FGIC, 5.500%, 01/01/13 (p)	5,584
	New Jersey Transportation Trust Fund Authority,
5,000	Series A, Rev., 5.250%, 12/15/20	4,944
2,000	Series A, Rev., 5.500%, 12/15/21	1,998
5,000	Series A, Rev., AMBAC, 5.500%, 12/15/15	5,519
8,690	Series B, Rev., AMBAC, 5.250%, 12/15/22	8,665
	Tobacco Settlement Financing Corp.,
5,000	Series 1A, Rev., 5.000%, 06/01/14	4,586
1,155	Series 1A, Rev., 5.000%, 06/01/16	1,012
2,550	Series 1A, Rev., 5.000%, 06/01/17	2,089

		47,257

	New Mexico — 1.2%
590	New Mexico Educational Assistance Foundation, Student Loan Program, 1st Sub., Series A-2, Rev., GTD Student Loans, 6.300%, 12/29/08	592
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
3,700	Series B-2, Class I, Rev., AMT, GNMA/FNMA/FHLMC, 4.250%, 01/01/17	3,295
4,125	Series B-3, Class I, Rev., AMT, GNMA/FNMA/FHLMC, 4.200%, 01/01/17	3,662
3,405	Series C-2, Rev., AMT, FNMA/GNMA, 4.700%, 09/01/12	3,111
3,375	Series D-1, Class I, Rev., AMT, GNMA/FMNA/FHLMC, 5.850%, 07/01/15	3,221
735	Series E-2, Rev., AMT, GNMA/FNMA/FHLMC COLL, 6.800%, 09/01/09	743
1,125	Taos County, Gross Receipts, Rev., RADIAN, 4.000%, 10/01/11	1,116

		15,740

	New York — 8.8%
1,095	Hempstead Town IDA, Adelphi University Civic Facilities, Rev., 5.250%, 02/01/09	1,122
	Islip Resource Recovery Agency, 1985 Facility,
1,000	Series F, Rev., FSA, 5.000%, 07/01/12	991
2,140	Series F, Rev., FSA, 5.000%, 07/01/13	2,095
1,000	Metropolitan Transportation Authority, Series C, Rev., 5.250%, 11/15/14	1,056
1,365	Monroe County, Aiport Authority, Greater Rochester International, Rev., MBIA, 5.250%, 01/01/12	1,352
	New York City,
2,000	Series A, GO, 5.250%, 12/29/08	2,014
5,000	Series C, GO, 5.500%, 02/01/13	5,330
7,500	Series D, GO, 5.000%, 11/01/14	7,161
5,270	Series G, GO, 5.000%, 08/01/13	5,551
5,000	Series G, GO, 5.000%, 08/01/14	5,276
4,000	Series G, GO, 5.250%, 02/01/14	4,205
	New York City Transitional Finance Authority, Future Tax Secured,
5,000	Series A, Rev., VAR, 5.500%, 11/01/11	5,270
5,000	Series B, Rev., VAR, 5.250%, 02/01/11	5,121
3,985	New York City, Unrefunded Balance, Series J, GO, 5.500%, 06/01/13	4,176
2,000	New York Municipal Bond Bank Agency, Series C, Rev., 5.000%, 06/01/13	1,925
1,295	New York State Dormitory Authority, Series B, Rev., VAR, 5.250%, 05/15/12	1,338
6,220	New York State Dormitory Authority, Court Facilities, Series A, Rev., 5.250%, 05/15/12	6,572
5,010	New York State Dormitory Authority, Court Facilities Lease, Series A, Rev., AMBAC, 5.500%, 05/15/20	5,210
	New York State Dormitory Authority, Jewish Board of Family & Children,
1,100	Rev., AMBAC, 5.000%, 07/01/11	1,118
1,150	Rev., AMBAC, 5.000%, 07/01/12	1,163
2,800	New York State Dormitory Authority, Mental Health Services, Unrefunded Balance, Series B, Rev., 6.000%, 08/15/16	3,071
5,000	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund, Series B, Rev., MBIA-RE, FGIC, 5.000%, 10/01/15	5,239
5,000	New York State Urban Development Corp., Unrefunded Balance, Series A, Rev., TRAN, 5.500%, 01/01/11	5,153
5,000	Port Authority of New York & New Jersey, CONS-117, Rev., FGIC, 5.125%, 12/29/08	4,967
3,370	Port Authority of New York & New Jersey, CONS-124, Rev., 5.000%, 12/29/08	3,294
4,130	Port Authority of New York & New Jersey, CONS-127, Rev., AMBAC, 5.500%, 06/16/12	4,130
4,000	Port Authority of New York & New Jersey, CONS-131, Rev., CIFG-TCRS, 5.000%, 06/15/13	3,769
	Tobacco Settlement Financing Corp., Asset-Backed Securities,
4,000	Series A-1, Rev., 5.000%, 06/01/12	4,223
1,675	Series B-1, Rev., XLCA-ICR, 4.000%, 06/01/12	1,710
8,000	Series B-1C, Rev., 5.500%, 06/01/11	8,118

		111,720

	North Carolina — 2.2%
725	Asheville Housing Authority, Multi-Family, Battery Park Apartment, Series A, Rev., GNMA, 3.900%, 08/20/14	697
4,165	North Carolina Housing Finance Agency, Series 30-A, Rev., AMT, 5.500%, 01/01/17	3,908
	North Carolina Housing Finance Agency, Home Ownership,
915	Series 14-A, Rev., AMT, AMBAC, 4.350%, 07/01/11	833
2,675	Series 23-A, Rev., VAR, AMT, 5.000%, 07/01/15	2,603
2,430	Series 26-A, Rev., VAR, AMT, 5.500%, 01/01/16	2,316
105	Series 8-A, Rev., AMT, 5.950%, 01/01/10	102
5,000	North Carolina Municipal Power Agency No. 1-Catawba Electric, Series A, Rev., 5.250%, 01/01/16	5,170
10,945	State of North Carolina, Public Improvement, Series A, GO, 5.000%, 03/01/15	11,875

		27,504

	North Dakota — 0.0% (g)
30	North Dakota State Housing Finance Agency, Housing Finance Program, Series A, Rev., 6.000%, 12/29/08	30

	Ohio — 3.4%
4,000	City of Columbus, Various Purpose, Series D, GO, 5.000%, 12/15/09	4,162
5,900	Clark County, Lincoln Park Phase IB, Rev., TRAN, 4.350%, 06/01/09	5,960
1,370	Cleveland-Cuyahoga County Port Authority, Capital Improvement Project, Series A, Rev., 5.375%, 05/15/09	1,130
430	Cleveland-Cuyahoga County Port Authority, Cleveland Bond Fund, Series A, Rev., LOC: Fifth Third Bank, 6.250%, 05/15/11	404
890	Cleveland-Cuyahoga County Port Authority, Cleveland City Project, Series B, Tax Allocation, 4.500%, 05/15/14	553
1,420	Cleveland-Cuyahoga County Port Authority, Development of Cleveland, Series A, Rev., 5.375%, 12/29/08	1,178
	Cleveland-Cuyahoga County Port Authority, Port Cleveland Bond Fund,
1,055	Series A, Rev., 6.200%, 05/15/12	895
1,400	Series C, Rev., 5.250%, 05/15/12	1,258
	Cuyahoga County, Multi-Family Housing, Carter Manor,
110	Rev., GNMA, 3.250%, 09/20/09	111
550	Rev., GNMA, 4.000%, 09/20/14	550
	Dublin City School District, Capital Appreciation,
2,885	GO, MBIA-RE, FGIC, Zero Coupon, 12/01/13	2,348
3,580	GO, MBIA-RE, FGIC, Zero Coupon, 12/01/14	2,754
1,000	Franklin County, Online Computer Library Center, Rev., 5.000%, 04/15/09	1,009
1,065	Lucas County, Swan Creek Apartments Project, Series A, Rev., GNMA COLL, 5.950%, 12/20/10	1,029
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
160	Series B, Rev., AMT, GNMA COLL, 4.650%, 12/29/08	155
1,130	Series C, Rev., GNMA COLL, 4.625%, 01/01/11	1,014
	RiverSouth Authority, Area Redevelopment,
2,430	Series A, Rev., 5.000%, 12/01/15	2,588
1,135	Series A, Rev., 5.250%, 12/01/15	1,243
5,000	State of Ohio, Series 2002 A, GO, 5.500%, 02/01/20	5,406
	Summit County Port Authority, Eastland Woods Project,
100	Series A, Rev., FHA, GNMA COLL, 3.250%, 12/20/09	100
425	Series A, Rev., FHA, GNMA COLL, 4.000%, 06/20/14	393
580	Series A, Rev., FHA, GNMA COLL, 4.350%, 06/20/14	484
1,020	Series A, Rev., FHA, GNMA COLL, 4.750%, 06/20/14	796
4,000	Summit County Port Authority, Edgewood Apartments Project, Rev., 4.250%, 05/01/10	3,972
	Toledo-Lucas County Port Authority, Development, Northwest Ohio Bond Fund,
1,305	Series C, Rev., 5.350%, 11/15/12 (p)	1,358
375	Series C, Rev., 6.000%, 05/15/11 (p)	368
455	Series E, Rev., 6.100%, 11/15/10	437
1,710	Upper Arlington City, School District, Capital Appreciation, GO, FSA, Zero Coupon, 12/01/14	1,343

		42,998

	Oklahoma — 0.7%
805	Canadian County, Home Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., TRAN, GNMA COLL, 6.700%, 09/01/10	819
2,000	City of Enid, Municipal Authority, Sales Tax and Utility, Rev., AMBAC, 4.500%, 02/01/09	2,003
	Oklahoma County Home Finance Authority, Mortgage-Backed Securities,
4,715	Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.400%, 04/01/16	3,746
1,907	Series A-2, Rev., GNMA, 5.700%, 04/01/15	1,846

		8,414

	Oregon — 2.2%
1,840	Jackson County School District No. 549C, GO, School Board Guaranty, 5.250%, 06/15/16	2,014
1,230	Keizer Urban Renewal Agancy, North River Economic, Series A, Tax Allocation, 5.000%, 12/01/12 (p)	1,269
2,555	Oregon State Facilities Authority, Cascadian Terrace Apartments, Series A, Rev., LOC: Bank Of The West, 5.100%, 05/01/13	2,556
1,890	Oregon State, Department of Administrative Services, Education Project, Series A, Rev., FSA, 5.250%, 04/01/09	1,929
2,485	Port of Portland, Portland International Airport, Series D, Rev., AMT, MBIA-RE, FGIC, 5.500%, 07/01/11	2,445
	Washington, Multnomah & Yamill Counties School District No. 1J,
10,825	GO, MBIA, 5.000%, 06/01/11 (p)	11,575
5,410	Series 171, GO, VAR, MBIA, 8.514%, 06/01/11	6,159

		27,947

	Other Territories — 0.5%
2,070	Multi-Family Housing, Bond Pass-Through Certificates, Series 7, Rev., TRAN, 5.850%, 06/01/12	1,651
1,265	Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments, Series 8, Rev., TRAN, 5.950%, 12/01/12	994
2,480	Multi-Family Housing, Bond Pass-Through Certificates, Town Center Villas, Series 12, Rev., 5.800%, 12/01/11	2,226
1,580	Multi-Family Housing, Bond Pass-Through Certificates, Valencia Apartments of Bernalilo, Series 2, Rev., 5.850%, 06/01/11	1,399

		6,270

	Pennsylvania — 3.2%
1,875	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/17	1,843
1,235	Allegheny County Redevelopment Authority, Waterfront Project, Series A, Tax Allocation, 5.000%, 12/15/11	1,277
1,910	Allegheny County Residential Finance Authority, Single Family, Series TT, Rev., GNMA/FNMA, 5.750%, 05/01/16	1,890
2,000	Bucks County IDA, Wastewater Management, Inc. Project, Rev., TRAN, 3.900%, 02/01/10	1,924
	City of Philadelphia,
3,000	Series A, GO, FSA, 5.000%, 08/01/14	3,168
1,700	Series A, GO, XLCA, 5.000%, 02/15/12	1,737
5,000	Commonwealth of Pennsylvania, First Series, GO, 5.000%, 10/01/12	5,393
6,925	Harrisburg Authority Resource Recovery Improvements, Series D-2, Rev., VAR, FSA, 5.000%, 12/01/13	7,115
5,000	Montgomery County IDA, Montenay Project, Series A, Rev., MBIA, 5.000%, 11/01/09	5,140
2,500	Pennsylvania Higher Educational Facilities Authority, Allegheny Delaware Obligation, Health Services, Series A, Rev., MBIA, 5.700%, 11/15/11 (i)	2,274
2,000	Pennsylvania Higher Educational Facilities Authority, LaSalle University, Series A, Rev., 5.000%, 05/01/12	1,965
800	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 64, Rev., AMT, 5.250%, 12/29/08	655
245	Philadelphia Authority for Industrial Development, Senior Living Arbor House Project, Series E, Rev., 4.700%, 07/01/13	226
205	Philadelphia Authority for Industrial Development, Senior Living Rieder House Project, Series A, Rev., 4.700%, 07/01/13	189
195	Philadelphia Authority for Industrial Development, Senior Living Saligman House Project, Series C, Rev., HUD SECT 8, 4.700%, 07/01/13	180
5,900	Westmoreland County IDA, Valley Landfill Project, GTD, Rev., TRAN, 5.100%, 05/01/09	5,861

		40,837

	Puerto Rico — 0.6%
	Children’s Trust Fund, Tobacco Settlement,
2,915	Rev., 5.750%, 07/01/09 (p)	2,986
4,000	Rev., 5.750%, 07/01/10 (p)	4,214

		7,200

	South Carolina — 1.6%
3,500	Charleston Educational Excellence Finance Corp., Charleston County School District, Rev., 5.250%, 12/01/15	3,370
2,560	City of Columbia, Tourism Development Fee Pledge, COP, AMBAC, 5.250%, 06/01/13	2,580
	Lexington County, Health Services District,
925	Rev., 6.000%, 05/01/11	953
1,090	Rev., 6.000%, 05/01/14	1,122
1,700	Rev., 6.000%, 05/01/14 (p)	1,949
4,125	Medical University Hospital Authority, FHA Insured Mortgage, Series A, Rev., FHA, MBIA, 5.250%, 08/15/14	4,028
3,735	South Carolina Jobs - EDA, Hospital Facilities, Rev., CIFG, 5.000%, 05/01/16	3,369
3,000	Tobacco Settlement Revenue Management Authority, Rev., 5.000%, 12/29/08	2,862

		20,233

	South Dakota — 0.3%
	South Dakota Housing Development Authority, Home Ownership Mortgage,
375	Series D, Rev., 4.800%, 05/01/11	387
470	Series D, Rev., 4.900%, 11/01/11	483
3,000	Series E, Rev., 6.000%, 05/01/18	2,883

		3,753

	Tennessee — 2.7%
5,350	City of Memphis, Electric System, Sub Series A, Rev., MBIA, 5.000%, 12/01/13	5,660
3,000	Johnson City Health & Educational Facilities Board, Mountain States Health, 1st Mortgage, Series A, Rev., MBIA, 6.000%, 07/01/10 (p)	3,227
3,345	Knox County, Health Educational & Housing Facilities Board, Multi-Family, Eastowne Village Project, Rev., TRAN, LIQ: FNMA, 4.900%, 06/01/11	3,455
2,000	Memphis Health Educational & Housing Facility Board, Hillcrest Apartments Project, Rev., VAR, AMT, FHLMC, LIQ: FHLMC, 5.000%, 09/13/11	1,908
	Tennessee Energy Acquisition Corp.,
3,000	Series A, Rev., 5.000%, 09/01/09	2,971
10,000	Series A, Rev., 5.250%, 09/01/21	7,367
	Tennessee Housing Development Agency, Home Ownership Program,
1,570	Series 3, Rev., AMT, 5.300%, 01/01/09	1,587
6,585	Series 2006-2, Rev., AMT, 5.750%, 01/01/16	6,373
2,345	Series 2007-1, Rev., AMT, 5.500%, 01/01/17	2,238

		34,786

	Texas — 8.3%
4,654	Central Texas Housing Finance Corp., Mortgage-Backed Securities Program, Series A-2, Rev., VAR, AMT, GNMA/FNMA, 5.500%, 08/01/16	4,183
6,000	City of Austin, Electric Utility System, Series A, Rev., AMBAC, 5.000%, 11/15/13	6,381
3,000	City of Austin, Texas Airport System, Prior Lien, Rev., MBIA, 5.250%, 11/15/13	3,078
4,465	City of Dallas, GO, 5.000%, 02/15/14	4,522
2,000	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.000%, 12/01/16	2,092
6,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Series A, Rev., FSA, 5.500%, 11/01/13	5,313
50	Galveston Property Finance Authority, Single Family Mortgage, Series A, Rev., 8.500%, 12/29/08	48
5,840	Harris County Flood Control District, Series A, GO, 5.250%, 10/01/14 (p)	6,556
1,470	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series A, Rev., 5.250%, 12/01/13	1,436
	Harris County, Houston Sports Authority, Capital Appreciation, Junior Lien,
3,345	Series B, Rev., MBIA, Zero Coupon, 12/29/08	2,881
4,950	Series B, Rev., MBIA, Zero Coupon, 12/29/08	3,614
2,525	Harris County, Tax & Sub Lien, Series B, Rev., TRAN, FSA, 5.000%, 08/15/12	2,656

485	Houston Housing Finance Corp., Sterlingshire Apartments, Series A-2, Rev., 4.250%, 11/01/12	469
5,000	Houston Independent School District, Series A, GO, PSF-GTD, 5.250%, 02/15/15	5,324
1,750	Keller Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/10	1,666
	Little Elm Independent School District, Capital Appreciation,
1,630	GO, PSF-GTD, Zero Coupon, 08/15/12	384
1,930	GO, PSF-GTD, Zero Coupon, 08/15/12	424
1,930	Series 8-A, GO, PSF-GTD, Zero Coupon, 08/15/12	488
3,000	Lower Colorado River Authority, Transmission Service, Rev., FSA, 5.250%, 05/15/12	3,088
100	Lufkin Health Facilities Development Corp., Memorial Health System, East Texas, Rev., 5.000%, 02/15/13	97
3,320	Nortex Single Family Housing Finance Corp., Mortgage-Backed Securities Program, Class A, Rev., GNMA/FNMA/FHLMC, 5.500%, 01/01/16	2,864
	North Central Texas Health Facility Development Corp., Baylor Health Care System,
3,000	Rev., 5.000%, 12/29/08	2,957
3,000	Rev., 6.250%, 05/15/11 (p)	3,292
2,000	Northside Independent School District, School Building, Series C, GO, VAR, PSF-GTD, 4.100%, 12/01/08	2,030
4,000	State of Texas, Series B1 & B2, GO, VAR, 7.502%, 04/07/09	4,731
1,895	State of Texas, College Student Loans, Series A, GO, 5.250%, 08/01/18	1,808
1,790	Texas Department of Housing & Community Affairs, Series D, Rev., AMT, 4.400%, 03/01/16	1,632
8,540	Texas Public Finance Authority, Building & Procurement Projects, Series A, Rev., AMBAC, 5.000%, 02/01/14	9,171
	Texas State Affordable Housing Corp., Single Family Mortgage,
25	Series 2002-1, Rev., TRAN, GNMA/FNMA, 7.100%, 03/01/12	25
2,676	Series C, Rev., GNMA/FNMA/FHLMC, 5.300%, 10/01/16	2,248
5,375	Texas State Affordable Housing Corp., Single Family Mortgage, Professional Educators Home Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.350%, 09/01/15	4,770
1,015	Texas State Affordable Housing Corp., Single Family Mortgage, Teachers Home Loan Program, Series 2002-2, Rev., TRAN, GNMA/FNMA COLL, 6.200%, 09/01/12	1,028
5,000	Texas State Transportation Commission, First Tier, Series A, Rev., 5.000%, 04/01/16	5,302
4,760	Travis County Housing Finance Corp., Series A, Rev., AMT, GNMA/FNMA, 5.350%, 03/01/16	4,022
4,500	Trinity River Authority, Regional Wastewater System, Rev., 5.000%, 08/01/11	4,767
908	West Central Regional Housing Finance Corp., Mortgage-Backed Securities Program, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.350%, 02/01/17	791

		106,138

	Utah — 1.0%
5,000	State of Utah, Series A, GO, 5.000%, 07/01/12	5,396
3,300	Utah County, Marathon Oil Project, Rev., TRAN, 5.050%, 11/01/11	3,147
3,245	Utah State Board of Regents, Student Fee and Housing System, Rev., MBIA, 5.250%, 04/01/23	3,283
	Utah State Housing Finance Agency, Single Family Mortgage,
370	Series D-2, Rev., FHA/VA MTGS, 5.350%, 12/29/08	358
10	Series F, Class II, Rev., 6.300%, 07/01/09	10

		12,194

	Virginia — 0.7%
5,045	Chesterfield County, Public Improvement, GO, 5.000%, 01/01/17	5,242
3,250	Tobacco Settlement Financing Corp., Asset Backed Securities, Rev., 5.625%, 06/01/15 (p)	3,631

		8,873

	Washington — 2.2%
5,000	City of Seattle, Light & Power, Rev., FSA, 5.000%, 08/01/14	5,278
10,675	Energy Northwest, Electric, Project No. 3, Series B, Rev., MBIA, 5.500%, 07/01/18	11,159
2,500	Energy Northwest, Public Power Supply System, Nuclear Project No. 1, Rev., TRAN, FSA, 7.220%, 01/02/09	2,769
4,500	Energy Northwest, Public Power Supply System, Nuclear Project No. 2, Series A, Rev., 6.300%, 07/01/12	4,994
1,700	Quinault Indian Nation, Quinault Beach, Series A, Rev., ACA, 5.850%, 12/29/08 (i)	1,542
2,315	Washington Housing Finance Commission, GNMA Mortgage-Backed Securities Program, Rev., GNMA COLL, 7.000%, 01/01/11	2,279

		28,021

	Wisconsin — 2.3%
5,525	Badger Tobacco Asset Securitization Corp., Asset-Backed, Rev., 6.000%, 06/01/12	5,243
5,000	City of Kenosha, Capital Appreciation, Series D, GO, AMBAC, Zero Coupon, 09/01/15	3,701
6,335	State of Wisconsin, Series C, GO, 5.000%, 05/01/18	6,327
5,000	State of Wisconsin, Health & Education, Rev., 4.780%, 05/01/29 (i)	4,941
3,000	Wisconsin Health & Education Facilities, 4.420%, 10/01/27 (i)	2,976
	Wisconsin Housing & EDA, Home Ownership,
5,655	Series E, Rev., AMT, 5.500%, 09/01/17	5,319
295	Series E, Rev., AMT, 5.750%, 07/01/10	289

		28,796

	Total Municipal Bonds (Cost $1,335,104)	1,267,299

SHARES

	Investment Companies — 1.0%
436	BlackRock Investment Quality Municipal Trust, Inc.	4,335
776	Nuveen Premium Income Municipal Fund	8,068

	Total Investment Companies (Cost $17,185)	12,403

	Total Investments — 100.7% (Cost $1,352,289)	1,279,702

	Liabilities in Excess of Other Assets — (0.7)%	(9,396)

	NET ASSETS — 100.0%	$1,270,306

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACA	—	Insured by American Capital Access
AGY	—	Agency
AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
CIFG	—	CDC IXIS Financial Guaranty
COLL	—	Collateral
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICR	—	Insured Custodial Receipts
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
IMI	—	Investors Mortgage Insurance Co.
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MBIA	—	Municipal Bond Insurance Association Corp.
MGIC	—	Mortgage Guaranty Insurance Corp.
MTGS	—	Mortgages
PSF	—	Permanent School Fund
RADIAN	—	Radian Asset Assurance
RE	—	Reinsured
Rev.	—	Revenue Bond
SO	—	Special Obligation
TCRS	—	Transferable Custodial Receipts
TRAN	—	Tax & Revenue Anticipation Note
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2008.
XLCA	—	XL Capital Assurance

(d)		Defaulted Security.
(g)		Amount rounds to less than 0.1%.
(h)		Amount rounds to less than one thousand (shares or dollars).
(i)		Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)		Security is prerefunded or escrowed to maturity.
(t)		The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,646
Aggregate gross unrealized depreciation	(82,233)

Net unrealized appreciation/depreciation	($72,587)

Federal income tax cost of investments	$1,352,289

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund’s assets and liabilities carried at air value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$ 12,403	$ -
Level 2 - Other significant observable inputs	1,267,299	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 1,279,702	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Commercial Paper — 5.5% (n)
	District of Columbia — 0.7%
20,000	Washington Metro Airports Authority, 1.250%, 02/03/09	20,000

	Florida — 1.1%
	Indian River County,
31,000	2.350%, 12/02/08	31,000

	Indiana — 1.2%
	Indiana Development Finance Authority,
16,000	1.230%, 03/12/09	16,000
18,000	1.280%, 01/14/09	18,000

		34,000

	Iowa — 0.2%
6,800	City of Des Moines, 4.000%, 12/01/08	6,800

	Maryland — 0.4%
10,000	Maryland Health & Higher Educational Facilities Authority, 1.050%, 12/01/08	10,000

	Michigan — 1.0%
11,000	Michigan State Hospital Development Authority, 1.250%, 01/07/09 (n)	11,000
17,700	Michigan State Housing Development Authority, 2.300%, 01/07/09	17,700

		28,700

	Ohio — 0.5%
15,000	Montgomery County, 2.000%, 12/05/08	15,000

	Oregon — 0.4%
10,000	Clackamas County, Hospital Facility Authority, 1.500%, 01/14/09	10,000

	Total Commercial Paper (Cost $155,500)	155,500

	Daily Demand Notes — 19.2%
	California — 2.8%
16,100	California Housing Finance Agency, Home Mortgage, Series M, Rev., VRDO, AMT, 0.800%, 12/01/08	16,100
32,035	California Housing Finance Agency, Multi-Family Housing, Series A, Rev., VRDO, LOC: Helaba, 1.100%, 12/01/08	32,035
5,600	California Pollution Control Financing Authority, Air Products, Remarket, Series B, Rev., VRDO, 1.400%, 12/01/08	5,600
14,900	Los Angeles Regional Airports Improvement Corp., Sublease, L.A. International Airport, Series LAX2, Rev., VRDO, LOC: Societe Generale, 0.950%, 12/01/08	14,900
12,600	Regional Airports Improvement Corp., Los Angeles International Airport, Rev., VRDO, LOC: Societe Generale, 1.640%, 12/01/08	12,600

		81,235

	Delaware — 1.9%
55,300	Delaware State Economic Development Authority, Clean Power Project, Series C, Rev., VRDO, 1.200%, 12/01/08	55,300

	Florida — 0.3%
9,900	County of Miami-Dade, Series ROCS-RR-II-12140, GO, VRDO, FSA-CR, FGIC, LIQ: Citigroup Financial Products, 0.750%, 12/01/08	9,900

	Hawaii — 0.2%
4,600	State of Hawaii, Series ROCS-RR-II-R-12123, GO, VRDO, FSA-CR, FGIC, LIQ: Citibank N.A., 0.750%, 12/01/08	4,600

	Illinois — 0.8%
7,125	Chicago Park District, Series ROCS-RR-II-R-12129, GO, VRDO, FSA-CR, FGIC, LIQ: Citigroup Financial Products, 0.750%, 12/01/08	7,125
5,800	County of Will, BASF Corp. Project, Rev., VRDO, 1.450%, 12/01/08	5,800
8,660	Illinois Finance Authority, OSF Healthcare System, Series G, Rev., VRDO, LOC: Wachovia Bank N.A., 2.500%, 12/01/08	8,660

		21,585

	Kentucky — 1.8%
20,000	Kentucky Public Energy Authority, Series A, Rev., VRDO, 0.920%, 12/01/08	20,000
32,700	Louisville Regional Airport Authority, OH LLC Project, Series A, Rev., VRDO, 1.330%, 12/01/08	32,700

		52,700

	Louisiana — 0.6%
15,700	Louisiana Public Facilities Authority, Air Products & Chemical Project, Series A, Rev., VRDO, 1.400%, 12/01/08	15,700

	Michigan — 0.6%
4,255	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VRDO, LOC: Federal Home Loan Bank, 1.400%, 12/01/08	4,255
10,900	Michigan Strategic Fund, Air Products & Chemicals, Inc., Rev., VRDO, 1.400%, 12/01/08	10,900
2,900	University of Michigan, Hospital, Series A, Rev., VRDO, 1.350%, 12/01/08	2,900

		18,055

	Minnesota — 0.4%
11,690	Farmington Independent School District No. 192, Series ROCS-RR-II-R-12110, GO, VRDO, FSA, LIQ: Citigroup Financial Products, 0.750%, 12/02/08	11,690

	Ohio — 1.2%
2,300	Allen County, Catholic Healthcare, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.900%, 12/01/08	2,300
14,825	State of Ohio, Higher Education Facilities, Case Western Reserve University, Series A, Rev., VRDO, 1.300%, 12/01/08	14,825
2,050	State of Ohio, Higher Educational Facilities Commission, Case Western Reserve, Series B-2, Rev., VRDO, LOC: Bank of America N.A., 0.900%, 12/01/08	2,050
11,850	State of Ohio, Hospital and Higher Educational Facilities, Cleveland Clinic, Series B-1, Rev., VRDO, 0.750%, 12/01/08	11,850
1,100	State of Ohio, Solid Waste, BP Chemical, Inc. Project, Rev., VRDO, 1.070%, 12/01/08	1,100
2,200	State of Ohio, Solid Waste, BP Products North America, Rev., VRDO, 1.070%, 12/01/08	2,200

		34,325

	Oklahoma — 1.1%
30,000	Oklahoma State Capital Improvement Authority, Higher Education, Rev., VRDO, 0.900%, 12/01/08	30,000

	Oregon — 0.5%
15,030	Port of Portland, Horizon Air Insurance, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 1.850%, 12/01/08	15,030

	Pennsylvania — 2.7%
35,600	Delaware County Industrial Development Authority, United Parcel Service Project, Rev., VRDO, 0.740%, 12/01/15	35,600
	Lancaster County Hospital Authority, Masonic Homes Project,
20,000	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 1.100%, 12/01/08	20,000
20,000	Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 1.100%, 12/01/08	20,000

		75,600

	South Dakota — 0.5%
13,000	South Dakota Health & Educational Facilities Authority, Regional Health, Rev., VRDO, LOC: U.S. Bank N.A., 1.200%, 12/01/08	13,000

	Tennessee — 2.6%
	Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Board,
17,395	Rev., VRDO, LOC: Bank of America N.A., 0.900%, 12/01/08	17,395
	Knox County Health Educational & Housing Facilities Board, Covenant Health,
10,000	Series B2, Rev., VRDO, 1.300%, 12/01/08	10,000
15,000	Series B3, Rev., VRDO, 1.300%, 12/01/08	15,000
8,500	Series B4, Rev., VRDO, LOC: Suntrust Bank, 1.000%, 12/01/08	8,500
	Montgomery County Public Building Authority, Tennessee County Loan Pool,
23,610	Rev., VRDO, LOC: Bank of America N.A., 0.900%, 12/01/08	23,610

		74,505

	Texas — 1.0%
8,000	Brazos River Harbor Navigation District, Merey Sweeny LP Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 1.200%, 12/01/08	8,000
5,200	Brazos River Harbor Navigation District, Multi-Mode BASF Corp., Rev., VRDO, 1.450%, 12/01/08	5,200
6,465	City of Houston, Series ROCS-RR-II-R-10283, Rev., VRDO, FSA, LIQ: Citibank N.A., 0.750%, 12/01/08	6,465
10,000	Schertz-Seguin Local Government Corp., Series SG 151, Rev., VRDO, FSA, LIQ: Societe Generale, 1.300%, 12/01/08	10,000

		29,665

	Virginia — 0.2%
5,940	Virginia Port Authority, Series ROCS-RR-II-R-12141, Rev., VRDO, FGIC-FSA-CR, LIQ: Citigroup Financial Products, 0.800%, 12/01/08	5,940

	Total Daily Demand Notes (Cost $548,830)	548,830

	Municipal Bonds — 6.1%
	California — 0.4%
10,000	Los Angeles City & County Unified School District, Series A1, GO, TRAN, 4.000%, 12/29/08	10,012

	Colorado — 0.3%
9,000	State of Colorado, Tax and Revenue, GO, TRAN, 3.000%, 06/26/09	9,041

	Florida — 0.9%
24,515	Jacksonville Health Facilities Authority, Nemours Foundation Project, Rev., 2.240%, 01/22/09	24,515

	Illinois — 0.3%
10,000	Illinois Housing Development Authority, Homeowner Mortgage, Subseries H-2, Rev., AMT, 1.980%, 02/01/09	10,000

	Indiana — 0.7%
10,122	Highland School Town, TAW, 4.000%, 12/31/08	10,133
10,000	Indianapolis Local Public Improvement Bond Bank, Series C, Rev., 1.150%, 06/01/09	10,000

		20,133

	Iowa — 0.4%
11,050	Linn County, Series A, GO, RAN, 2.250%, 06/30/09	11,081

	Kentucky — 0.8%
23,000	Kentucky Economic Development Finance Authority, Ashland Hospital, Series A, Rev., LOC: Branch Banking & Trust, 4.000%, 12/18/08	23,000

	Louisiana — 0.7%
20,000	Lake Charles Harbor & Terminal District, Lake Charles Cogeneration Project, Rev., VAR, 2.250%, 03/15/09	20,000

	Michigan — 0.4%
10,000	Michigan Municipal Bond Authority, Series A-2, LOC: Dexia Credit Local, 3.000%, 08/20/09	10,092

	Pennsylvania — 0.7%
20,000	City of Philadelphia, Tax and Revenue, Series A, GO, TRAN, 3.500%, 06/30/09	20,172

	Vermont — 0.2%
7,000	Vermont Housing Finance Agency, Multiple Purpose Notes, Series B, Rev., AMT, 2.000%, 04/30/09	7,000

	Wisconsin — 0.3%
9,735	Wisconsin Health & Educational Facilities Authority, Ascension Health, Series D, Rev., VAR, 1.750%, 04/01/09	9,735

	Total Municipal Bonds (Cost $174,781)	174,781

	Quarterly Demand Note — 0.5%
	Michigan — 0.5%
13,000	Michigan State Housing Development Authority, Series D, Rev., VRDO, AMT, 1.350%, 01/06/09 (Cost $13,000)	13,000

	U.S. Government Agency Security — 0.2%
5,200	Federal Home Loan Bank, DN, Zero Coupon, 12/01/08 (Cost $5,200) (m)	5,200

	Weekly Demand Notes — 67.5%
	Alabama — 1.1%
30,000	Alabama Public School & College Authority, 1.900%, 12/04/08	30,000

	Alaska — 0.3%
7,205	State of Alaska, Series ROCS-RR-II-R-138, Rev., VRDO, AMBAC, LIQ: Citibank N.A., 1.370%, 12/04/08	7,205

	Arizona — 0.8%
13,995	Maricopa County IDA, Multi-Family Housing, Series 116, Rev., VRDO, LIQ: Bank of America N.A., 1.210%, 12/04/08	13,995
9,750	Wells Fargo Stage Trust, Series 51C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 1.020%, 12/04/08	9,750

		23,745

	California — 2.2%
23,150	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-1, Class A, Rev., FHLMC, LIQ: FHLMC, 1.100%, 12/04/08	23,150
	Wells Fargo Stage Trust,
17,475	Series 7C, Rev., VRDO, MBIA, 1.000%, 12/04/08	17,475
16,020	Series 15C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.990%, 12/04/08	16,020
7,150	Series 29C, COP, VRDO, FSA, LIQ: Wells Fargo & Co., 0.990%, 12/04/08	7,150

		63,795

	Colorado — 2.1%
95	City of Erie, COP, VRDO, LOC: Keybank N.A., 1.950%, 12/03/08	95
10,000	CollegeInvest, Educational Loans, Series I, Class A, Rev., VRDO, LOC: Lloyds TSB Bank plc, 1.100%, 12/04/08	10,000
13,015	Colorado Health Facilities Authority, Series ROCS-RR-II-R-11622, Rev., VRDO, FSA, LIQ: Citibank N.A., 1.430%, 12/04/08 (e)	13,015
5,535	Crystal Valley Metropolitan District No. 1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.810%, 12/04/08	5,535
	Denver City & County, Airport,
8,500	Series C, Rev., VRDO, LOC: Lloyds TSB Bank plc, 1.050%, 12/03/08	8,500
6,625	Series F, Rev., VRDO, LOC: Lloyds TSB Bank plc, 1.050%, 12/03/08	6,625
4,180	Deutsche Bank Spears/Lifers Trust, Various States, Series 510, Rev., VRDO, MBIA, LIQ: Deutsche Bank AG, 0.910%, 12/04/08	4,180
7,000	Lowry Economic Redevelopment Authority, Series A, Rev., VRDO, LOC: Compass Bank, 1.050%, 12/03/08	7,000
5,520	Mesa County, Goodwill Industries, Colorado Springs, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.810%, 12/04/08	5,520

		60,470

	Delaware — 0.8%
8,400	Delaware State Housing Authority, Series ROCS-RR-II-R-11651, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Citibank N.A., 1.150%, 12/04/08	8,400
5,600	New Castle County, Fairfield English Village Project, Rev., VRDO, FNMA, LIQ: FNMA, 1.050%, 12/04/08	5,600
10,150	New Castle County, FlightSafety International, Inc. Project, Rev., VRDO, 1.000%, 12/04/08	10,150

		24,150

	District of Columbia — 0.7%
10,015	District of Columbia, Series ROCS-RR-II-R-11063, GO, VRDO, BHAC-CR, FGIC, LIQ: Citibank N.A., 1.160%, 12/04/08	10,015
9,600	District of Columbia, St. Patricks Episcopal Church, Rev., VRDO, LOC: Suntrust Bank, 1.000%, 12/03/08	9,600

		19,615

	Florida — 3.8%
	Clipper Tax-Exempt Certificate Trust,
30,388	Series 2005-40, Rev., VRDO, AMT, 1.150%, 12/04/08	30,388
12,665	Series 2006-7, Rev., VRDO, AMT, LIQ: State Street Bank & Trust Co., 1.150%, 12/04/08	12,665
17,800	Collier County IDA, Allete, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.910%, 12/04/08	17,800
5,000	Highlands County Health Facilities Authority, Series A4, Rev., VRDO, LOC: Suntrust Bank, 1.030%, 12/04/08	5,000
5,375	Miami-Dade County IDA, Lawson Industries, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 1.250%, 12/04/08	5,375
4,555	Palm Beach County Housing Development Corporation, Caribbean Villas, Rev., VRDO, FNMA, LIQ: FNMA, 1.050%, 12/04/08	4,555
5,500	Palm Beach County, Zoological Society, Inc. Project, Rev., VRDO, LOC: Northern Trust Co., 0.900%, 12/04/08	5,500
15,995	RBC Municipal Products, Inc. Trust, Series E-7, Rev., VRDO, LOC: RBC Centura Bank, LIQ: RBC Centura Bank, 1.070%, 12/04/08	15,995
11,270	Sumter County IDA, Armern Cement Co. Project, Rev., VRDO, LOC: Bank of America N.A., 1.200%, 12/04/08	11,270

		108,548

	Georgia — 1.7%
32,570	Fulton County Development Authority, Flightsafety International, Inc. Project, Series B, Rev., VRDO, 1.000%, 12/04/08	32,570
15,000	RBC Municipal Products, Inc. Trust, Series C-9, Rev., VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 1.220%, 12/04/08	15,000

		47,570

	Idaho — 1.2%
	Idaho Housing & Finance Association, Single Family Mortgage,
23,135	Series E, Class I, Rev., VRDO, LIQ: Bayerishe Landesbank, 1.700%, 12/03/08	23,135
10,160	Series F, Rev., VRDO, 1.700%, 12/03/08	10,160

		33,295

	Illinois — 2.1%
2,400	Chicago O’Hare International Airport, Compagnie Nationale Air France, Rev., VRDO, LOC: Societe Generale, 1.000%, 12/03/08	2,400
2,671	Chicago O’Hare International Airport, Second Lien, Series B, Rev., VRDO, LOC: Societe Generale, 0.950%, 12/03/08	2,671
4,900	City of Carol Stream, Multi-Family Housing, St. Charles Square, Rev., VRDO, FNMA, LIQ: FNMA, 1.180%, 12/03/08	4,900
9,985	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-288, Rev., VRDO, MBIA, LIQ: Deutsche Bank AG, 0.990%, 12/04/08	9,985
10,000	Illinois Finance Authority, Hickory Hills Drive LLC, Series 700, Rev., VRDO, LOC: Bank of America N.A., 1.050%, 12/04/08	10,000
7,165	Illinois Housing Development Authority, Pheasant Ridge, Rev., VRDO, LOC: Lasalle Bank N.A., 1.200%, 12/04/08	7,165
10,000	Illinois State Toll Highway Authority, Series B, Rev., VRDO, FSA, 2.750%, 12/04/08	10,000
10,000	RBC Municipal Products, Inc. Trust, Series E-10, Rev., VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 1.050%, 12/04/08 (e)	10,000
1,730	Will & Kankakee Counties Regional Development Authority, JRS Realty Association LLC Project, Series A, Rev., VRDO, LOC: PNC Bank N.A., 1.030%, 12/04/08	1,730

		58,851

	Indiana — 1.5%
13,000	Clipper Tax-Exempt Certificate Trust, Series 2007-2, Rev., VRDO, LIQ: State Street Bank & Trust Co., 1.080%, 12/04/08	13,000
10,000	Indiana Development Finance Authority, PSI Energy, Inc. Projects, Series A, Rev., VRDO, LOC: Barclays Bank plc, 1.150%, 12/03/08	10,000
4,100	Indiana Finance Authority, Four-Leaf Clover Dairy LLC, Rev., VRDO, LOC: Lasalle Bank N.A., 1.220%, 12/04/08	4,100
5,300	Indiana Finance Authority, Treslong Dairy Leasing LLC, Rev., VRDO, LOC: Lasalle Bank N.A., 1.220%, 12/04/08	5,300
9,415	Vanderburgh County, Multi-Family Housing, Arbors Apartment Project, Rev., VRDO, LOC: Lasalle Bank N.A., 1.200%, 12/04/08	9,415

		41,815

	Iowa — 0.7%
5,995	Iowa Finance Authority, Diocese of Sioux Country Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.810%, 12/04/08	5,995
14,500	Iowa Finance Authority, Private School Facilities, Regis Schools, Rev., VRDO, LOC: Allied Irish Bank plc, 1.010%, 12/04/08	14,500

		20,495

	Kansas — 1.2%
	City of Wichita, FlightSafety International, Inc.,
15,000	Rev., VRDO, 1.000%, 12/04/08	15,000
18,900	Rev., VRDO, 1.010%, 12/04/08	18,900

		33,900

	Louisiana — 0.2%
6,250	Louisiana Public Facilities Authority, Air Products & Chemical Project, Rev., VRDO, 1.100%, 12/03/08	6,250

	Maryland — 1.6%
5,610	Austin Trust, Various States, Series 2007-1023, Rev., VRDO, LIQ: Bank of America N.A., 1.210%, 12/04/08	5,610
	Maryland Community Development Administration,
9,270	Series 2078, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.800%, 12/04/08	9,270
10,240	Series ROCS-RR-II-R-11395, Rev., VRDO, LIQ: Citibank N.A., 1.140%, 12/04/08	10,240
3,775	Maryland Health & Higher Educational Facilities Authority, Woodmont Academy, Rev., VRDO, LOC: Allied Irish Bank plc, 1.010%, 12/04/08	3,775
16,135	Wells Fargo Stage Trust, Series 32C, Rev., VRDO, LIQ: Wells Fargo & Co., 1.030%, 12/04/08	16,135

		45,030

	Massachusetts — 1.9%
28,545	Massachusetts Housing Finance Agency, Series 2970, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 1.900%, 12/04/08 (e)	28,545
	Wells Fargo Stage Trust,
13,860	Series 22C, Rev., VRDO, AMBAC, LIQ: Wells Fargo & Co., 1.020%, 12/04/08	13,860
10,635	Series 37C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 1.040%, 12/04/08	10,635

		53,040

	Michigan — 6.3%
3,550	Austin Trust, Various States, Series 2008-1096, GO, VRDO, MBIA, Q-SBLF, LIQ: Bank of America N.A., 2.030%, 12/04/08	3,550
9,200	City of Detroit, Sewer Disposal, Series ROCS-RR-II-R-905, Rev., VRDO, FSA, LIQ: Citibank N.A., 1.630%, 12/04/08	9,200
10,380	Detroit City School District, MERLOTS, Series A8, GO, VRDO, BHAC-CR, FGIC, Q-SBLF, 1.100%, 12/03/08	10,380
4,800	Michigan State Hospital Finance Authority, Trinity Health Credit, Series F, Rev., VRDO, 1.500%, 12/01/08	4,800
	Michigan State Housing Development Authority,
32,655	Series C, Rev., VRDO, 1.600%, 12/03/08	32,655
13,500	Series D, Rev., VRDO, AMT, 1.200%, 12/04/08	13,500
3,480	Michigan State Housing Development Authority, Multi-Family Housing, Teal Run I, Series A, Rev., VRDO, LOC: Citibank N.A., 0.980%, 12/03/08	3,480
3,680	Michigan State Housing Development Authority, Sand Creek Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.980%, 12/03/08	3,680
1,370	Michigan State Housing Development Authority, Sand Creek II Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.980%, 12/03/08	1,370
1,055	Michigan Strategic Fund, JG Kern Enterprises, Inc., Rev., VRDO, LOC: Lasalle Bank N.A., 1.200%, 12/04/08	1,055
3,085	Michigan Strategic Fund, Scoclan II LLC Project, Rev., VRDO, LOC: Standard Federal Bank, 1.300%, 12/04/08	3,085
	RBC Municipal Products, Inc., Trust,
21,700	Series L-26, Rev., VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 1.280%, 12/04/08	21,700
16,500	Series L-29, Rev., VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 1.280%, 12/04/08	16,500
	Wayne County Airport Authority,
11,515	Series MT-115, Rev., VRDO, BHAC, MBIA, LIQ: Svenska Handelsbanken, 1.030%, 12/04/08	11,515
30,490	Series ROCS-RR-II-R-12055, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 1.240%, 12/04/08	30,490
13,225	Series ROCS-RR-II-R-12212, Rev., VRDO, BHAC, LIQ: Citigroup Financial Products, 1.250%, 12/04/08	13,225

		180,185

	Minnesota — 3.4%
29,750	City of Rochester, Mayo Clinic, Series B, Rev., VRDO, 0.650%, 12/03/08	29,750
12,769	Dakota County Community Development Agency, Waterford Commons Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.830%, 12/04/08	12,769
16,745	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.810%, 12/04/08	16,745
6,300	Midwest Consortium of Municipal Utilities, Minnesota Municipal Utilities Association, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.810%, 12/04/08	6,300
10,125	Minnesota Housing Finance Agency, MERLOTS, Series C-44, Rev., VRDO, 1.400%, 12/03/08	10,125
21,860	RBC Municipal Products, Inc. Trust, Series E-8, Rev., VRDO, LIQ: Royal Bank of Canada, 1.200%, 12/04/08	21,860

		97,549

	Missouri — 0.1%
3,600	Missouri Housing Development Commission, Single Family Mortgage, Macon Trust, Series 2002-K, Rev., VRDO, GNMA/FNMA, LIQ: Bank of America N.A., 1.210%, 12/04/08	3,600

	Montana — 0.8%
2,165	Montana Board of Housing, Macon Trust, Series 02-L, Rev., VRDO, 1.210%, 12/04/08	2,165
20,365	Montana Board of Housing, MERLOTS, Series C-41, Rev., VRDO, 1.200%, 12/03/08	20,365

		22,530

	Nebraska — 0.6%
2,100	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-543, Rev., VRDO, LIQ: Deutsche Bank AG, 0.880%, 12/04/08	2,100
16,475	Nebraska Investment Finance Authority, Single Family Housing, Series B, Rev., VRDO, GNMA/FNMA/FHLMC, 1.050%, 12/03/08	16,475

		18,575

	Nevada — 0.9%
6,700	Director of the State of Nevada Department of Business & Industry, Energy Partners LLC Project, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 1.000%, 12/04/08	6,700
18,000	Nevada Housing Division, Multi-Unit, Southwest Village, Rev., VRDO, FNMA, LIQ: FNMA, 1.000%, 12/04/08	18,000

		24,700

	New Jersey — 0.5%
6,955	New Jersey Economic Development Authority, Accurate Box Co., Inc. Project, Rev., VRDO, LOC: Sun Bank N.A., 0.960%, 12/04/08	6,955
7,995	New Jersey Economic Development Authority, Macon Trust, Series B, Rev., VRDO, FSA, 1.430%, 12/04/08	7,995

		14,950

	New Mexico — 0.5%
15,000	New Mexico Educational Assistance Foundation, Series A-3, Rev., VRDO, AMT, LOC: Lloyds TSB Bank plc, 1.120%, 12/03/08	15,000

	New York — 0.9%
20,000	Hudson Yards Infrastructure Corp. EAGLE, Series 2007-0030, Class A, Rev., VRDO, FSA-CR, FGIC, LIQ: Landesbank Hessen-Thuringen, 1.620%, 12/04/08	20,000
5,000	New York City Housing Development Corp., 550 East 170th Street Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.900%, 12/03/08	5,000

		25,000

	North Carolina — 1.1%
8,760	Mecklenburg County Industrial Facilities & Pollution Control Financing Authority, Ferguson Supply Box Manufacturing, Rev., VRDO, LOC: Bank of America N.A., 1.220%, 12/04/08	8,760
23,695	New Hanover County, New Hanover Regional Hospital, Series B-1, Rev., VRDO, FSA, 4.250%, 12/03/08	23,695

		32,455

	North Dakota — 1.4%
12,775	North Dakota State Housing Finance Agency, Series ROCS-RR-II-R-13075, Rev., VRDO, LIQ: Citigroup Financial Products, 1.140%, 12/04/08	12,775
27,210	North Dakota State Housing Finance Agency, Housing Financing Program, Home Mortgage, Series A, Rev., VRDO, 0.990%, 12/03/08	27,210

		39,985

	Ohio — 4.1%
2,200	City of Sharonville, Edgcomb Metals Co. Project, IDR, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.810%, 12/04/08	2,200
12,000	Cleveland Ohio Airport System, Series C, Rev., VRDO, AMT, LOC: Wachovia Bank N.A., 1.250%, 12/04/08	12,000
17,375	Clipper Tax-Exempt Certificate Trust, Series 2007-21, Rev., VRDO, LIQ: State Street Bank & Trust Co., 1.080%, 12/04/08	17,375
	Ohio Housing Finance Agency, Residential Mortgage Backed,
7,600	Series B, Rev., VRDO, AMT, 0.980%, 12/03/08	7,600
30,500	Series E, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 1.050%, 12/03/08	30,500
10,000	Series F, Rev., VRDO, GNMA COLL, 0.980%, 12/03/08	10,000
38,100	Ohio State Water Development Authority, Pollution Control, First Energy Nuclear Project, Series C, Rev., VRDO, LOC: Wachovia Bank N.A., 1.300%, 12/03/08	38,100

		117,775

	Other Territories — 5.5%
	Clipper Tax-Exempt Certificate Trust, Multi-State,
15,609	Series 2006-6, Rev., VRDO, AMT, LIQ: State Street Bank & Trust Co., 1.180%, 12/04/08	15,609
7,260	Series 2007-19, Rev., VRDO, AMT, LIQ: State Street Bank & Trust Co., 1.180%, 12/04/08	7,260
20,000	Eagle Tax-Exempt Trust, Rev., VRDO, FHLMC COLL, LIQ: Federal Home Loan Bank, 1.130%, 12/04/08	20,000
9,955	Federal Home Loan Mortgage Corp., Series M015, Class A, Rev., VRDO, FHLMC, 1.180%, 12/04/08	9,955
59,688	Federal Home Loan Mortgage Corp., Multi-Family Housing, Series M017, Class A, Rev., VRDO, FHLMC, 1.130%, 12/04/08	59,688
28,880	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., VRDO, LIQ: FHLMC, 1.280%, 12/05/08	28,880
17,000	SunAmerica Trust, Various States, Series 2, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.280%, 12/04/08	17,000

		158,392

	Pennsylvania — 1.3%
12,820	Dexia Credit Local Certificates Trust, Series 2008-61, Rev., VAR, LIQ: Dexia Credit Local, 1.940%, 12/04/08	12,820
1,700	Pennsylvania Economic Development Financing Authority, Fabtech, Inc. Project, Series D, Rev., VRDO, LOC: PNC Bank N.A., 0.980%, 12/04/08	1,700
6,000	Pennsylvania Economic Development Financing Authority, Shipping Port Project, Series A, Rev., VRDO, AMT, LOC: PNC Bank N.A., 1.050%, 12/03/08	6,000
17,620	Wells Fargo Stage Trust, Series 49C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.990%, 12/04/08	17,620

		38,140

	South Carolina — 0.2%
5,700	Cherokee County, Oshkosh Truck Project, Rev., VRDO, LOC: Bank of America N.A., 1.220%, 12/03/08	5,700

	Tennessee — 0.4%
12,795	Clipper Tax-Exempt Certificate Trust, Series 2007-22, Rev., VRDO, LIQ: State Street Bank & Trust Co., 1.080%, 12/04/08	12,795

	Texas — 6.3%
10,000	Calhoun County Naval IDA, Formosa Plastics Corp. Project, Rev., VRDO, LOC: Bank of America N.A., 0.990%, 12/03/08	10,000
25,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., FlightSafety International, Inc. Project, Rev., VRDO, 1.000%, 12/04/08	25,000
4,975	Eclipse Funding Trust, Solar Eclipse, Keller, Series 2006-0056, GO, VRDO, MBIA, PSF- GTD, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.030%, 12/05/08	4,975
12,470	Puttable Floating Option Tax-Exempt Receipts, Series 4591, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.270%, 12/04/08	12,470
18,000	San Antonio Empowerment Zone Development Corp., Drury Southwest Hotel Project, Rev., VRDO, LOC: U.S. Bank N.A., 1.200%, 12/04/08	18,000
12,560	State of Texas, Veterans Housing Assistance Fund, Series A, GO, VRDO, 1.200%, 12/03/08	12,560
31,970	Tarrant County Cultural Education Facilities Finance Corp., Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.900%, 12/04/08	31,970
15,000	Texas Department of Housing & Community Affairs, Harris Branch Apartments, Rev., VRDO, LOC: FNMA, 1.250%, 12/04/08	15,000
6,525	Texas Department of Housing & Community Affairs, Timber Point Apartments, Series A-1, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.160%, 12/03/08	6,525
10,855	Texas State Department of Housing & Community Affairs, MERLOTS, Series C-41, Rev., VRDO, FNMA, 1.200%, 12/03/08	10,855
15,840	Texas State Turnpike Authority, Series ROCS-RR-II-R-12195, Rev., VRDO, BHAC-CR, AMBAC, LIQ: Bayerishe Landesbank, 1.160%, 12/04/08	15,840
7,330	Trinity River Authority, Community Waste Disposal Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.910%, 12/04/08	7,330
9,855	Wells Fargo Stage Trust, Series 20C, Rev., VRDO, LIQ: Wells Fargo & Co., 1.000%, 12/04/08	9,855

		180,380

	Utah — 2.3%
4,157	Jordanelle Special Service District, Tuhaye Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.810%, 12/04/08	4,157
	Utah Housing Corp.,
14,400	Series B, Rev., VRDO, LIQ: Bayerishe Landesbank, 1.700%, 12/03/08	14,400
10,080	Series C, Class I, Rev., VRDO, LIQ: Bayerishe Landesbank, 1.700%, 12/03/08	10,080
11,110	Series C, Class I, Rev., VRDO, LIQ: Bayerishe Landesbank, 1.700%, 12/04/08	11,110
13,495	Series F, Rev., VRDO, LIQ: Bayerishe Landesbank, 1.700%, 12/03/08	13,495
11,245	Utah Housing Finance Agency, Single Family Mortgage, Series A-2, Rev., VRDO, 1.700%, 12/04/08	11,245

		64,487

	Vermont — 0.7%
19,800	University of Vermont & State Agricultural College, EAGLE, Series 2007-0088, Class A, Rev., VRDO, FSA-CR, AMBAC, LIQ: Citibank N.A., 1.640%, 12/04/08	19,800

	Virginia — 1.5%
14,000	Capital Beltway Funding Corp., Senior Lien, I-495 Hot Lanes, Series B, Rev., VRDO, LOC: Banco Espirito Santo, 0.880%, 12/04/08	14,000
	Virginia Housing Development Authority, MERLOTS,
5,590	Series C-03, Rev., VRDO, 1.200%, 12/03/08	5,590
6,290	Series C-07, Rev., VRDO, 1.200%, 12/03/08	6,290
16,685	Series C-42, Rev., VRDO, 1.200%, 12/03/08	16,685

		42,565

	Washington — 3.8%
5,000	Vancouver Housing Authority, Pooled Housing, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.860%, 12/04/08	5,000
7,200	Washington Economic Development Finance Authority, Specialty Chemical Products, Rev., VRDO, LOC: Bank of America N.A., 1.200%, 12/04/08	7,200
20,000	Washington Economic Development Finance Authority, Waste Management Inc. Project, Rev., VRDO, LOC: PNC Bank N.A., 1.200%, 12/04/08	20,000
4,800	Washington Health Care Facilities Authority, Southwest Washington Medical Center, Series A, Rev., VRDO, LOC: Allied Irish Bank plc, 0.600%, 12/04/08	4,800
9,985	Washington State Housing Finance Commission, Barkley Ridge Apartments Project, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.050%, 12/04/08	9,985
14,000	Washington State Housing Finance Commission, Vintage Spokane Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.050%, 12/04/08	14,000
	Wells Fargo Stage Trust,
20,570	Series 35C, Rev., VRDO, LIQ: Wells Fargo & Co., 1.020%, 12/04/08	20,570
20,770	Series 2007-1C, Rev., VRDO, FSA, LIQ: Wells Fargo & Co., 1.030%, 12/04/08	20,770
6,870	Series 2008-5C, Rev., VRDO, FSA, LIQ: Wells Fargo & Co., 1.030%, 12/04/08	6,870

		109,195

	West Virginia — 0.3%
7,160	Marshall County IDR, Warren Distribution, Inc., Rev., VRDO, LOC: Bank of America N.A., 1.200%, 12/04/08	7,160

	Wisconsin — 0.4%
	Wisconsin Housing & EDA,
5,040	Series B, Rev., VRDO, 1.050%, 12/03/08	5,040
5,690	Series C, Rev., VRDO, 1.050%, 12/03/08	5,690

		10,730

	Wyoming — 0.3%
9,350	Wyoming Community Development Authority, Series 9, Rev., VRDO, AMT, 1.600%, 12/05/08	9,350

	Total Weekly Demand Notes (Cost $1,928,772)	1,928,772

	Total Investments — 99.0% (Cost $2,826,083)*	2,826,083
	Other Assets in Excess of Liabilities — 1.0%	29,634

	NET ASSETS — 100.0%	$2,855,717

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
DN	—	Discount Notes
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
EDA	—	Economic Development Authority
FGIC	—	Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MBIA	—	Municipal Bond Insurance Association Corp.
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RAN	—	Revenue Anticipation Note
Rev.	—	Revenue Bond
TAW	—	Tax Anticipation Warrant
TRAN	—	Tax & Revenue Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2008.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2008.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$ -	$ -
Level 2 - Other significant observable inputs	2,826,083	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 2,826,083	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — 100.0%
	Municipal Bonds — 100.0%
	California — 1.0%
1,500	Napa Valley Community College District, Election of 2002, Series C, GO, MBIA, Zero Coupon, 08/01/17	781
1,500	State of California, GO, 5.000%, 03/01/16	1,443

		2,224

	Colorado — 1.9%
2,350	Colorado Housing & Facilities Authority, Capital Appreciation, Series A, Rev., Zero Coupon, 09/01/14 (p)	1,901
2,810	El Paso County, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 05/01/15 (p)	2,192

		4,093

	Florida — 0.4%
1,000	Miami-Dade County, Aviation, Series B, Rev., AMT, FSA-CR, XLCA, 5.000%, 10/01/15	868

	Hawaii — 0.6%
1,500	Honolulu City & County Board of Water Supply, Series B, Rev., AMT, MBIA, 5.250%, 07/01/16	1,330

	Illinois — 2.3%
2,000	Chicago Park District, Alternative Revenue Source, Series D, GO, MBIA-RE, FGIC, 5.000%, 01/01/16	2,004
1,500	City of Chicago, Water, Second Lien, Series A, Rev., AMBAC, 5.000%, 11/01/16	1,481
1,500	University of Illinois, Academic Facilities Projects, Series A, COP, AMBAC, 5.000%, 03/15/16	1,558

		5,043

	Kansas — 0.9%
1,000	Kansas City, Single Family Mortgage, Municipal Multiplier, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	800
1,390	Saline County, Single Family Mortgage, Rev., Zero Coupon, 12/01/15 (p)	1,056

		1,856

	Louisiana — 0.5%
1,685	Jefferson Parish Home Mortgage Authority, Single Family Mortgage, Rev., FGIC, Zero Coupon, 05/01/17 (p)	1,152

	Missouri — 0.5%
1,000	Missouri State Health & Educational Facilities Authority, SSM Health Care, Series AA, Rev., MBIA, 6.400%, 06/01/10 (p)	1,068

	New York — 0.7%
1,500	New York City, Series E, GO, FSA, 5.000%, 11/01/14	1,577

	Ohio — 88.9%
1,000	Avon Lake City School District, GO, FGIC, 5.500%, 12/01/09 (p)	1,063
1,000	Bowling Green State University, Rev., FGIC, 5.750%, 06/01/10 (p)	1,069
2,500	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/15	2,237
1,000	Cincinnati City School District, Classroom Construction & Improvement, GO, MBIA-RE, FGIC, 5.250%, 12/01/20	1,036
1,000	City of Akron, Community Learning Centers, Series A, Rev., MBIA-RE, FGIC, 5.250%, 12/01/13 (m)	1,023
	City of Akron, Sanitation Sewer System,
1,030	Rev., MBIA-RE, FGIC, 5.375%, 12/01/13	1,061
1,070	Rev., MBIA-RE, FGIC, 5.500%, 12/01/12	1,112
	City of Cincinnati, Various Purpose,
1,215	Series A, GO, 5.000%, 12/01/15	1,250
1,500	Series C, GO, 5.000%, 06/01/17	1,583
	City of Cincinnati, Water Systems,
1,500	Series A, Rev., 5.000%, 12/01/16	1,579
1,000	Sub Series B, Rev., VAR, MBIA, 5.000%, 06/01/17	1,009
	City of Cleveland,
1,015	GO, AMBAC, 5.250%, 12/01/14 (p)	1,143
1,000	GO, FGIC, 5.600%, 12/01/10 (p)	1,083
1,000	GO, MBIA, 5.750%, 08/01/11	1,074
	City of Cleveland, Airport System,
2,000	Series A, Rev., FSA, 5.250%, 01/01/10 (p)	2,096
2,000	Series A, Rev., FSA-CR, AMBAC, 5.250%, 01/01/20	2,045
1,500	Series C, Rev., VAR, FSA, 5.000%, 01/01/17	1,493
	City of Cleveland, Capital Appreciation, Public Power Systems, First Mortgage,
935	Series A, Rev., MBIA, Zero Coupon, 11/15/09 (p)	921
320	Series A, Rev., MBIA, Zero Coupon, 11/15/11 (p)	295
	City of Cleveland, Capital Appreciation, Public Power Systems, First Mortgage, Unrefunded Balance,
1,065	Series A, Rev., MBIA, Zero Coupon, 11/15/09	1,040
2,680	Series A, Rev., MBIA, Zero Coupon, 11/15/11	2,407
5,250	City of Cleveland, Cleveland Stadium Project, Certificates Partnership, COP, AMBAC, Zero Coupon, 11/15/11	4,727
	City of Cleveland, Parking Facilities,
1,000	Rev., FSA, 5.000%, 09/15/14	1,052
1,370	Rev., FSA, 5.250%, 09/15/21	1,406
	City of Cleveland, Public Power Systems,
1,220	Rev., AMBAC, 5.500%, 11/15/11	1,284
1,280	Series A, Rev., MBIA-RE, FGIC, 5.000%, 11/15/15	1,321
1,000	Series A-1, Rev., MBIA-RE, FGIC, 5.000%, 11/15/16	957
1,220	City of Cleveland, Waterworks, Series O, Rev., MBIA, 5.000%, 01/01/17	1,254
2,200	City of Cleveland, Waterworks, First Mortgage, Series G, Rev., MBIA, 5.500%, 01/01/13	2,282
2,000	City of Columbus School District, School Facilities Construction & Improvement, GO, FSA, 5.250%, 12/01/14 (p)	2,252
500	City of Columbus, Clintonville II Street Light Assessment, GO, 4.400%, 09/01/15	482
1,495	City of Newark, Capital Appreciation, GO, MBIA-RE, FGIC, Zero Coupon, 12/01/11	1,340
	City of Reading, St. Mary’s Educational Institute,
1,160	Rev., RADIAN, 5.650%, 02/01/10	1,175
1,000	Rev., RADIAN, 5.700%, 02/01/10	1,011
90	City of Strongsville, Unrefunded Balance, GO, 6.700%, 12/29/08	90
1,000	City of Toledo, Sewer System, Rev., MBIA, 5.250%, 11/15/09	1,037
2,975	Clermont County, Sewer District, Rev., AMBAC, 5.250%, 08/01/13	3,156
740	Cleveland-Cuyahoga County Port Authority, Capital Improvement Project, Series A, Rev., 5.375%, 05/15/09	610
570	Cleveland-Cuyahoga County Port Authority, Cleveland Bond Fund, Series A, Rev., LOC: Fifth Third Bank, 6.250%, 05/15/11	536
900	Cleveland-Cuyahoga County Port Authority, Cleveland Bottle Supply, Series B, Rev., LOC: Fifth Third Bank Northwest Ohio, 6.500%, 11/15/11	766
2,000	Columbus Regional Airport Authority, Rev., MBIA, 5.000%, 01/01/17	1,947
	Cuyahoga County,
2,500	Series A, Rev., 5.500%, 01/01/13	2,589
1,400	Series A, Rev., 6.000%, 07/01/13	1,513
1,000	Series A, Rev., 6.000%, 07/01/13	1,013
1,500	Cuyahoga County, Capital Appreciation, Series A, GO, MBIA, Zero Coupon, 10/01/13	1,249
1,000	Cuyahoga County, Economic Development, University School Project, Series B, Rev., VAR, LOC: Keybank N.A., 5.300%, 12/01/09	1,033
1,000	Cuyahoga County, Metrohealth System, Series A, Rev., MBIA, 5.125%, 12/29/08	1,000
1,045	Cuyahoga County, Multi-Family Housing, Allerton Apartments, Series A, Rev., FHA, GNMA, 4.900%, 08/20/17	1,056
540	Cuyahoga County, Multi-Family Housing, Clifton Plaza, Rev., GNMA COLL, 4.150%, 06/20/15	540
1,000	Cuyahoga County, W.O. Walker Center, Inc., Series I, Rev., AMBAC, 5.250%, 12/29/08	984
1,205	Delaware County, Sanitation Sewer Systems, Rev., FSA, 4.500%, 06/01/17	1,191
1,000	Dublin City School District, Capital Appreciation Bonds, GO, MBIA-RE, FGIC, Zero Coupon, 12/01/15	726
	Dublin City School District, School Facilities, Construction & Improvement,
1,000	GO, MBIA, 5.000%, 06/01/16	1,046
1,000	GO, MBIA, 5.000%, 12/01/17	1,053
1,250	Franklin County, American Chemical Society Project, Rev., 5.500%, 10/01/09	1,276
1,260	Franklin County, Children’s Hospital Improvement Project, Rev., AMBAC, 5.500%, 05/01/11 (p)	1,368
1,000	Franklin County, Convention Facilities Authority, Tax and Lease, Rev., 5.000%, 12/01/17	994
1,000	Franklin County, Economic Development, Capitol South Community Urban, Rev., 5.700%, 06/01/10 (i)	993
1,000	Franklin County, Health Care Facilities, Ohio Presbyterian Services, Rev., 5.500%, 12/29/08	835
2,000	Franklin County, Online Computer Library Center, Series A, Rev., 5.000%, 12/29/08	2,010
1,000	Hamilton County, Sales Tax, Series A, Rev., AMBAC, 5.000%, 12/01/16	952
	Lake County, Building Improvement,
1,010	GO, MBIA, 5.000%, 06/01/15	1,018
1,060	GO, MBIA, 5.000%, 06/01/15	1,063
1,400	Lake Local School District/Stark County, School Improvement, GO, FSA, 5.000%, 06/01/15	1,434
2,450	Lakewood City School District, Capital Appreciation, GO, FSA, Zero Coupon, 12/01/17	1,609
2,500	Lakota Local School District, Series A, GO, MBIA-RE, FGIC, 5.250%, 12/01/24	2,500
1,120	Lebanon City School District, School Construction, GO, FSA, 5.000%, 06/01/15	1,126
1,930	London City School District, School Facilities, Construction & Improvement, GO, MBIA-RE, FGIC, 5.250%, 12/01/11	2,043
	Lorain County Hospital, Catholic Healthcare Partners,
2,000	Series S, Rev., MBIA, 5.625%, 12/29/08	2,025
	Lucas County Hospital, Promedica Healthcare Obligation Group,
1,000	Rev., AMBAC, 5.625%, 11/15/09	1,017
1,000	Rev., AMBAC, 5.625%, 11/15/09	1,012
2,005	Lucas County, Multi-Family Housing, Neighborhood Properties, Inc. Project, Rev., LOC: Keybank N.A., 5.200%, 11/01/18	2,010
2,700	Mahoning Valley Sanitation District, Rev., FSA, 5.125%, 12/29/08	2,732
1,430	Marysville Exempt Village School District, GO, FSA, 5.000%, 12/01/15	1,438
1,710	Middleburg Heights, Southwest General Health Center, Rev., FSA, 5.700%, 12/29/08	1,748
1,000	Minster Local School District, School Facilities & Construction, GO, FSA, 5.500%, 12/01/10 (p)	1,081
1,575	Montgomery County, Grandview Hospital & Medical Center, Rev., 5.650%, 12/29/08 (p)	1,643
740	Montgomery County, Multi-Family Housing, Chevy Chase Apartments, Rev., FHLMC, 4.600%, 11/01/13	757
305	Ohio Capital Corp. For Housing, Mortgage, Section 8 Assisted, Series M, Rev., FHA, 5.900%, 12/29/08	305
	Ohio Housing Finance Agency,
880	Series A, Rev., FSA, 4.500%, 04/01/12	924
1,000	Series A, Rev., FSA, 5.000%, 04/01/17	996
500	Series A, Rev., FSA, 5.000%, 04/01/17	478
	Ohio Housing Finance Agency, Mortgage-Backed Securities Program,
1,000	Series A, Rev., AMT, GNMA/FNMA, 5.150%, 09/01/17	953
1,500	Series F, Rev., GNMA/FNMA/FHLMC, 4.250%, 09/01/16	1,453
1,390	Ohio Housing Finance Agency, Multi-Family Housing, Hillwood II Project, Rev., AMT, GNMA COLL, 4.850%, 05/20/16	1,197
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
875	Series A, Rev., AMT, GNMA COLL, 4.300%, 03/01/16	806
35	Series D, Rev., 4.200%, 09/01/10	35
2,000	Series J, Rev., GNMA/FNMA/FHLMC, 5.900%, 03/01/18	2,031
2,685	Ohio Housing Finance Agency, Single Family Mortgage, Rev., FGIC, FHA/VA/PRIV MTGS, Zero Coupon, 07/15/13 (p)	1,971
850	Ohio Housing Finance Agency, Warren Heights, Series C, Rev., AMT, GNMA COLL, FHA, 4.500%, 11/20/17	768
4,000	Ohio State Building Authority, State Facilities, Administrative Building Fund, Series A, Rev., FSA, 5.000%, 10/01/20	4,123
1,000	Ohio State Building Authority, State Facilities, Adult Correction Building, Series A, Rev., FSA, 5.500%, 10/01/11	1,061
1,800	Ohio State Department of Administrative Services, State Taxation Accounting & Revenue, COP, 5.000%, 09/01/18	1,840
	Ohio State Turnpike Commission,
1,500	Rev., 5.500%, 02/15/11	1,567
5,155	Series A, Rev., MBIA-RE, FGIC, 5.500%, 02/15/14	5,647
1,000	Ohio State University, Series B, Rev., 5.250%, 06/01/13	1,060
2,000	Ohio State Water Development Authority, Capital Appreciation, Water Quality Fund, Series B, Rev., Zero Coupon, 06/01/17	1,353
2,000	Ohio State Water Development Authority, Drinking Water Assistance Fund, Rev., 5.000%, 06/01/18	2,021
2,510	Ohio State Water Development Authority, Fresh Water, Rev., AMBAC, 5.800%, 12/29/08 (p)	2,512
480	Ohio State Water Development Authority, Pure Water, Series I, Rev., AMBAC, 7.000%, 12/15/08 (p)	492
1,250	Ohio State Water Development Authority, State Match, Rev., 5.000%, 06/01/14	1,297
	Olentangy Local School District,
500	GO, 7.750%, 12/01/11	572
2,000	GO, FSA, 5.000%, 06/01/16	2,022
1,405	Olentangy Local School District, School Facilities, Construction & Improvement, GO, 5.000%, 06/01/18	1,413
1,000	Plain Local School District, GO, MBIA-RE, FGIC, 5.800%, 06/01/11	1,054
2,500	Richland County, Hospital Facilities, Medcentral Health Systems, Rev., 5.125%, 11/15/16	2,151
2,550	RiverSouth Authority, RiverSouth Area Redevelopment, Series A, Rev., 5.000%, 12/01/15	2,677
1,000	Sandusky County, Hospital Facilities, Memorial Hospital, Rev., 5.100%, 12/29/08	1,000
410	Shaker Heights City School District, Series A, GO, 7.100%, 12/15/10	429
1,260	Southwest Licking Local School District, GO, MBIA-RE, FGIC, 5.750%, 12/01/14	1,383
1,710	Springfield City School District, Clark County, Capital Appreciation, GO, AMBAC, Zero Coupon, 12/01/12	1,452
	State of Ohio,
1,750	Series A, GO, 5.375%, 03/01/18	1,809
1,000	Series A, Rev., 5.000%, 04/01/18	994
1,500	Series A, Rev., 5.000%, 04/01/18	1,522
1,000	Series A, Rev., 5.000%, 04/01/18	1,003
	State of Ohio, Common Schools,
1,205	Series A, GO, 5.250%, 09/15/12	1,313
1,250	Series B, GO, 5.000%, 03/15/14	1,286
2,720	State of Ohio, Conservation Projects, Series A, GO, 5.000%, 09/01/16	2,955
1,000	State of Ohio, Higher Educational Facility, Baldwin-Wallace College Project, Rev., 5.500%, 06/01/14	946
1,150	State of Ohio, Higher Educational Facility, Case Western Reserve University Project, Rev., MBIA, 5.250%, 12/01/19	1,208
2,000	State of Ohio, Higher Educational Facility, Cleveland Clinic Health, Series A, Rev., 5.000%, 01/01/18	1,784
1,500	State of Ohio, Higher Educational Facility, Denison University 2007 Project, Series 2007, Rev., 5.000%, 11/01/17	1,531
2,185	State of Ohio, Higher Educational Facility, Otterbein College Project, Series A, Rev., 5.500%, 12/01/18	2,019
1,000	State of Ohio, Higher Educational Facility, University of Dayton 2001, Rev., AMBAC, 5.375%, 06/01/11	1,054
	State of Ohio, Infrastructure Improvements,
1,955	GO, 5.750%, 02/01/10 (p)	2,047
1,500	Series D, GO, 5.000%, 03/01/14	1,530
1,250	State of Ohio, Major Infrastructure Project, Series 2007-1, Rev., FSA, 5.000%, 06/15/17	1,328
2,785	Summit County Port Authority, Callis Tower Apartments, Rev., GNMA COLL, FHA, 4.500%, 09/20/17	2,825
885	Summit County Port Authority, Twinsburg Project, Series D, Rev., 5.125%, 05/15/15	633
	Toledo-Lucas County Port Authority, Northwest Ohio Bond Fund,
990	Series A, Rev., 5.100%, 05/15/09	904
205	Series B, Rev., LOC: Fifth Third Bank Northwest Ohio, 6.125%, 11/15/09	206
330	Series E, Rev., 6.100%, 11/15/10	317
1,190	Trumbull County, Multi-Family Housing, Royal Mall Apartments, Rev., FHA/GNMA, 4.800%, 05/20/17	1,222
1,500	University of Akron, Series A, Rev., FSA, 5.000%, 01/01/18	1,505
	University of Cincinnati,
1,960	Series A, Rev., MBIA, 5.000%, 06/01/17	1,912
1,500	Series G, Rev., MBIA, 5.000%, 12/01/17	1,531
1,000	West Geauga Local School District, School Improvement, GO, AMBAC, 5.000%, 11/01/10	1,044
1,680	Westerville City School District, GO, MBIA, 5.250%, 06/01/11 (p)	1,802
1,905	Westlake City School District, Capital Appreciation, School Improvement, Series A, GO, MBIA-RE, FGIC, Zero Coupon, 12/01/15	1,363

		194,617

	Texas — 2.0%
1,000	Northside Independent School District, Series D, GO, PSF-GTD, 5.000%, 06/15/16	1,050
2,500	Southeast Texas Housing Finance Corp., Rev., MBIA, Zero Coupon, 09/01/17 (p)	1,706
1,500	State of Texas, Transition Community, Mobility Fund, GO, 5.000%, 04/01/16	1,548

		4,304

	Washington — 0.3%
635	State of Washington, Series A & AT-6, GO, 6.250%, 02/01/11	661

	Total Investments — 100.0% (Cost $220,143)	218,793

	Other Assets in Excess of Liabilities — 0.0%	30

	NET ASSETS — 100.0%	$218,823

Percentages indicated are based on net assets.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,949
Aggregate gross unrealized depreciation	(6,299)

Net unrealized appreciation/depreciation	($1,350)

Federal income tax cost of investments	$220,143

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
LOC	—	Letter of Credit
MBIA	—	Municipal Bond Insurance Association
MTGS	—	Mortgages
PRIV	—	Private
PSF	—	Permanent School Fund
RADIAN	—	Radian Asset Assurance
RE	—	Reinsured
Rev.	—	Revenue Bond
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2008.
XLCA	—	XL Capital Assurance

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's  investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$ -	$ -
Level 2 - Other significant observable inputs	218,793	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 218,793	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Commercial Paper — 7.0%
	Ohio — 7.0%
4,000	Cuyahoga County, Cleveland Clinic Health, 2.300%, 01/22/09 (n)	4,000
5,000	Montgomery County, 2.000%, 12/05/08	5,000

	Total Commercial Paper (Cost $9,000)	9,000

	Daily Demand Notes — 15.4%
	Ohio — 15.4%
1,405	Ohio Air Quality Development Authority, PCR, First Energy, Series A, Rev., VRDO, LOC: Barclays Bank plc, 1.000%, 12/01/08	1,405
600	Ohio State Water Development Authority, Edison Co. Project, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 5.000%, 12/01/08	600
3,350	Paulding County, Solid Waste, Lafarge Corp. Project, Rev., VRDO, LOC: Bayerische Landesbank, 0.950%, 12/01/08	3,350
2,000	State of Ohio, Higher Education Facilities, Case Western Reserve University, Series A, Rev., VRDO, 1.300%, 12/01/08	2,000
	State of Ohio, Higher Educational Facilities Commission, Case Western Reserve,
1,050	Series B-1, Rev., VRDO, LOC: Bank of America N.A., 1.300%, 12/01/08	1,050
3,950	Series B-2, Rev., VRDO, LOC: Bank of America N.A., 0.900%, 12/01/08	3,950
2,500	State of Ohio, Hospital and Higher Educational Facilities, Cleveland Clinic, Series B-1, Rev., VRDO, 0.750%, 12/01/08	2,500
5,000	State of Ohio, Solid Waste, BP Chemical, Inc. Project, Rev., VRDO, 1.070%, 12/01/08	5,000
100	State of Ohio, Solid Waste, BP Exploration & Oil Project, Rev., VRDO, 1.070%, 12/01/08	100

	Total Daily Demand Notes (Cost $19,955)	19,955

	Municipal Bonds — 5.1%
	Ohio — 5.1%
2,550	City of Mason, BAN, GO, 3.000%, 03/12/09	2,556
900	City of Silverton, Building Acquisition, BAN, GO, 2.900%, 04/22/09	903
1,000	Cuyahoga Community College District, Rev., TAN, 2.350%, 12/18/08	1,000
2,100	State of Ohio, Cultural & Sports Capital Facilities, Series B, Rev., 3.500%, 10/01/09 (w)	2,136

	Total Municipal Bonds (Cost $6,595)	6,595

	U.S. Government Agency Security — 1.3%
1,700	Federal Home Loan Bank, DN, Zero Coupon, 12/01/08 (Cost $1,700) (m)	1,700

	Weekly Demand Notes — 72.6%
	Ohio — 72.6%
5,000	Austin Trust Various States, Series 2008-3310, Rev., VRDO, FSA, LIQ: Bank of America N.A., 1.530%, 12/04/08	5,000
2,520	City of Sharonville, Edgcomb Metals Co. Project, IDR, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.810%, 12/04/08	2,520
3,000	Cleveland Ohio Airport System, Series C, Rev., VRDO, AMT, LOC: Wachovia Bank N.A., 1.250%, 12/04/08	3,000
7,005	Clipper Tax-Exempt Certificate Trust, Series 2007-21, Rev., VRDO, LIQ: State Street Bank & Trust Co., 1.080%, 12/04/08	7,005
	Columbus Regional Airport Authority,
1,955	Series A, Rev., VRDO, LOC: U.S. Bank N.A., 1.020%, 12/04/08	1,955
	Deutsche Bank Spears/Lifers Trust Various States,
415	GO, VRDO, FSA, LIQ: Deutsche Bank AG, 0.980%, 12/04/08	415
120	Rev., VRDO, FSA, LIQ: Deutsche Bank AG, 0.880%, 12/04/08	120
3,000	Franklin County, Holy Cross Health Systems, Rev., VRDO, 0.850%, 12/04/08	3,000
5,550	Franklin County, Multi-Family Housing, Ashton Square Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 1.050%, 12/04/08	5,550
	Franklin County, U.S. Health Corp.,
260	Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.780%, 12/04/08	260
1,220	Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.780%, 12/04/08	1,220
325	Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.780%, 12/04/08	325
5,305	Lancaster Port Authority, Ohio Gas, Rev., VRDO, 1.000%, 12/04/08	5,305
4,600	Middletown Hospital Facilities, Series MT-239, Rev., VRDO, LIQ: Merrill Lynch Capital Services, LOC: Lloyds TSB Bank plc, 1.040%, 12/04/08	4,600
3,000	Montgomery County, Catholic Health, Series B, Rev., VRDO, 0.830%, 12/03/08	3,000
2,825	Montgomery County, Multi-Family Housing, Cambridge Commons Apartments, Series A, Rev., VRDO, LOC: FHLMC, 0.980%, 12/04/08	2,825
5,000	Ohio Air Quality Development Authority, First Energy, Series A, Rev., VRDO, AMT, LOC: Bank of Nova Scotia, 0.750%, 12/04/08	5,000
250	Ohio Housing Finance Agency, MERLOTS, Series A10, Rev., VRDO, GNMA/FNMA, LIQ: Bank of New York, 1.250%, 12/03/08	250
	Ohio Housing Finance Agency, Residential Mortgage Backed,
640	Series B, Rev., VRDO, AMT, 0.980%, 12/03/08	640
915	Series B-1, Rev., VRDO, 1.250%, 12/03/08	915
1,130	Series B2, Rev., VRDO, AMT, 1.800%, 12/03/08	1,130
1,400	Series C, Rev., VRDO, AMT, GNMA COLL, 1.050%, 12/03/08	1,400
3,000	Series E, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 1.050%, 12/03/08	2,999
2,090	Series F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 1.250%, 12/03/08	2,090
1,000	Series H, Rev., VRDO, AMT, GNMA/FNMA, 0.980%, 12/03/08	1,000
2,088	Ohio State Water Development Authority, Series 1118, Rev., VRDO, LIQ: Rabobank Nederland, 1.030%, 12/04/08 (e)	2,088
	Ohio State Water Development Authority, Pollution Control, First Energy Nuclear Project,
1,650	Series A, Rev., VRDO, AMT, LOC Bank of Novia Scotia, 1.050%, 12/03/08	1,650
5,000	Series C, Rev., VRDO, LOC: Wachovia Bank N.A., 1.300%, 12/03/08	5,000
	Ohio State Water Development Authority, Pollution Control, First Energy Project,
3,040	Series A, Rev., VRDO, AMT, LOC: Barclays Bank plc, 0.850%, 12/04/08	3,040
2,000	Series B, Rev., VRDO, LOC: Barclays Bank plc, 0.850%, 12/03/08	2,000
2,630	State of Ohio, Series ROCS RR- II-R-6075, GO, VRDO, LIQ: Citigroup Financial Products, 1.060%, 12/04/08	2,630
2,700	State of Ohio, Higher Education Facilities, Case Western Reserve University, Series A, Rev., VRDO, 0.650%, 12/03/08	2,700
2,100	State of Ohio, Higher Educational Facilities, EAGLE, Series 2007-41, Class A, Rev., VRDO, BHAC-CR, AMBAC-TCRS, Bank of New York, LIQ: Citibank N.A., 1.160%, 12/04/08	2,100
830	State of Ohio, Higher Educational Facilities, Xavier University Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.550%, 12/04/08	830
3,400	Student Loan Funding Corp., Series A-2, Rev., VRDO, LIQ: Citibank N.A., 1.000%, 12/03/08 (e)	3,400
4,000	Toledo-Lucas County Port Authority, Burlington Air Express, Inc., Rev., VRDO, LOC: Royal Bank of Scotland, 2.000%, 12/04/08	4,000
3,000	University of Cincinnati, General Receipts, Series F, Rev., VRDO, LOC: Bayerische Landesbank, 1.150%, 12/03/08	3,000
2	Warren County Health Care Facilities Revenue, Improvement, Otterbein Homes, Series B, Rev., VRDO, LOC: Fifth Third Bank, 1.050%, 12/04/08	2

	Total Weekly Demand Notes (Cost $93,964)	93,964

	Total Investments — 101.4% (Cost $131,214)*	131,214

	Liabilities in Excess of Other Assets — (1.4)%	(1,808)

	NET ASSETS — 100.0%	$129,406

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
CR	—	Custodial Receipts
DN	—	Discount Notes
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
PCR	—	Pollution Control Revenue
Rev.	—	Revenue Bond
TAN	—	Tax Anticipation Note
TCRS	—	Transferable Custodial Receipts
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2008.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
(w)	When-issued security.
*	The cost of securities is substantially the same for federal income tax purposes.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.]

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$ -	$ -
Level 2 - Other significant observable inputs	131,214	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 131,214	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — 97.3%
		Asset-Backed Securities — 10.3%
1,220		American Express Credit Account Master Trust, Series 2008-1, Class A, VAR, 1.873%, 08/15/13	1,079
		AmeriCredit Automobile Receivables Trust,
3,365		Series 2005-DA, Class A4, 5.020%, 11/06/12	2,837
1,350		Series 2006-BG, Class A3, 5.210%, 10/06/11	1,304
1,383		Series 2006-BG, Class A4, 5.210%, 09/06/13	1,075
1,000		Series 2008-AF, Class A3, 5.680%, 12/12/12	851
177		Amortizing Residential Collateral Trust, Series 2002-BC6, Class M1, VAR, 2.520%, 08/25/32 (i)	122
		Banc of America Securities Auto Trust,
2,071		Series 2006-G1, Class A3, 5.180%, 06/18/10	2,056
3,995		Series 2006-G1, Class A4, 5.170%, 12/20/10	3,885
		Bear Stearns Asset Backed Securities Trust,
1,149		Series 2003-SD2, Class 2A, VAR, 5.580%, 06/25/43 (i)	781
1,374		Series 2006-SD1, Class A, VAR, 1.765%, 04/25/36 (i)	792
		Capital Auto Receivables Asset Trust,
1,500		Series 2006-1, Class A4, 5.040%, 05/17/10	1,485
3,049		Series 2006-2, Class A3A, 4.980%, 05/15/11	2,980
3,300		Series 2007-1, Class A3A, 5.000%, 04/15/11	3,211
2,320		Series 2007-1, Class A4A, 5.010%, 04/16/12	2,133
192		Series 2007-3, Class A2A, 5.110%, 11/16/09	191
750		Series 2007-4A, Class A3A, 5.000%, 12/15/11	710
2,160		Series 2008-1, Class A3A, 3.860%, 08/15/12	2,028
		Capital One Auto Finance Trust,
2,349		Series 2005-C, Class A4A, 4.710%, 06/15/12	2,061
1,080		Series 2007-B, Class A3A, 5.030%, 04/15/12	1,009
1,252		Series 2007-C, Class A2B, VAR, 1.843%, 05/17/10	1,238
2,000		Series 2007-C, Class A3A, 5.130%, 04/16/12	1,792
		Capital One Multi-Asset Execution Trust,
480		Series 2003-B5, Class B5, 4.790%, 08/15/13	381
2,150		Series 2006-A2, Class A, 4.850%, 11/15/13	1,995
265		Series 2006-A6, Class A6, 5.300%, 02/18/14	244
860		Series 2007-A9, Class A9, 4.950%, 08/15/12	843
265		Series 2007-B3, Class B3, 5.050%, 03/15/13	235
125		Series 2007-B5, Class B5, 5.400%, 05/15/13	109
		Carmax Auto Owner Trust,
554		Series 2005-1, Class A4, 4.350%, 03/15/10	551
1,350		Series 2006-1, Class A4, 5.410%, 06/15/11	1,309
3,132		Series 2006-2, Class A3, 5.150%, 02/15/11	3,093
2,157		Series 2006-2, Class A4, 5.140%, 11/15/11	2,055
3,391		Series 2007-1, Class A3, 5.240%, 07/15/11	3,336
1,850		Series 2007-1, Class A4, 5.240%, 06/15/12	1,735
1,086		Series 2007-2, Class A3, 5.230%, 12/15/11	1,063
1,350		Series 2007-2, Class A4, 5.270%, 11/15/12	1,249
1,300		Series 2007-3, Class A3A, 5.190%, 12/15/11	1,282
700		Series 2008-1, Class A4A, 4.790%, 02/15/13	630
1,010		Caterpillar Financial Asset Trust, Series 2008-A, Class A3, 4.940%, 04/25/14	972
268		CIT Equipment Collateral, Series 2006-VT2, Class A3, 5.070%, 02/20/10	268
		Citibank Credit Card Issuance Trust,
555		Series 2006-B2, Class B2, 5.150%, 03/07/11	547
285		Series 2007-A5, Class A5, 5.500%, 06/22/12	276
270		Series 2007-B2, Class B2, 5.000%, 04/02/12	244
700		Series 2007-B6, Class B6, 5.000%, 11/08/12	598
2,500		Series 2008-A5, Class A5, 4.850%, 04/22/15	2,165
		Citibank Credit Card Master Trust I,
640		Series 1999-2, Class A, 5.875%, 03/10/11	639
1,152		Series 1999-2, Class B, 6.150%, 03/10/11	1,139
		CNH Equipment Trust,
357		Series 2007-A, Class A3, 4.990%, 10/15/10	355
1,345		Series 2007-B, Class A3A, 5.400%, 10/17/11	1,315
1,145		Series 2008-B, Class A3A, 4.780%, 07/16/12	1,087
798		Community Program Loan Trust, Series 1987-A, Class A4, 4.500%, 10/01/18	799
1,581		Countrywide Asset-Backed Certificates, Series 2004-6, Class M1, VAR, 1.995%, 10/25/34 (i)	1,112
3,275		Credit Suisse Mortgage Capital Certificates, Series 2006-CF1, Class A1, VAR, 1.705%, 11/25/35 (i)	1,711
149		CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.510%, 08/25/32 (i)	133
		Daimler Chrysler Auto Trust,
4,225		Series 2006-A, Class A4, 5.010%, 01/08/11	4,076
3,400		Series 2006-D, Class A4, 4.940%, 02/08/12	3,159
580		Series 2007-A, Class A3A, 5.000%, 02/08/12	545
4,592		Series 2008-A, Class A4, 4.480%, 08/08/14	3,925
1,255		Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	1,085
		Ford Credit Auto Owner Trust,
1,227		Series 2005-C, Class A4, 4.360%, 06/15/10	1,210
1,000		Series 2005-C, Class B, 4.520%, 09/15/10	957
1,111		Series 2006-B, Class A4, 5.250%, 09/15/11	1,055
2,400		Series 2006-C, Class A4A, 5.150%, 02/15/12	2,259
508		Series 2007-A, Class A2A, 5.420%, 04/15/10	506
3,785		Series 2007-A, Class A3A, 5.400%, 08/15/11	3,634
3,145		Series 2007-B, Class A3A, 5.150%, 11/15/11	2,991
3,402		Series 2007-B, Class A4A, 5.240%, 07/15/12	3,074
3,180		Series 2008-A, Class A3A, 3.960%, 04/15/12	2,931
250		Series 2008-B, Class A3A, 4.280%, 05/15/12	230
397		Franklin Auto Trust, Series 2006-1, Class A3, 5.040%, 01/20/11	394
		GE Capital Credit Card Master Note Trust,
8,240		Series 2005-3, Class A, 4.130%, 06/15/13	7,542
3,465		Series 2006-1, Class A, 5.080%, 09/15/12	3,343
115		Series 2007-1, Class B, 4.950%, 03/15/13	102
1,325		Series 2007-3, Class A2, 5.400%, 06/15/13	1,237
120		Series 2007-3, Class B, 5.490%, 06/15/13	105
		GS Auto Loan Trust,
156		Series 2005-1, Class A3, 4.450%, 05/17/10	156
2,799		Series 2006-1, Class A3, 5.370%, 12/15/10	2,767
4,469		Series 2006-1, Class A4, 5.380%, 01/15/14	4,176
6,620		Series 2007-1, Class A3, 5.390%, 12/15/11	6,483
		Harley-Davidson Motorcycle Trust,
837		Series 2005-3, Class A2, 4.410%, 06/15/12	818
599		Series 2006-3, Class A3, 5.240%, 01/15/12	593
3,285		Series 2007-1, Class A4, 5.210%, 06/17/13	3,111
6,215		Series 2007-2, Class A3, 5.100%, 05/15/12	6,137
875		Series 2007-2, Class A4, 5.120%, 08/15/13	832
2,000		Series 2007-3, Class A4, 5.520%, 11/15/13	1,901
		Honda Auto Receivables Owner Trust,
623		Series 2005-5, Class A4, 4.690%, 02/15/11	621
2,255		Series 2006-2, Class A4, 5.280%, 01/23/12	2,192
776		Series 2006-3, Class A3, 5.120%, 10/15/10	770
665		Series 2006-3, Class A4, 5.110%, 04/15/12	637
1,666		Series 2007-1, Class A3, 5.100%, 03/18/11	1,652
		Household Automotive Trust,
4,000		Series 2005-2, Class A4, 4.550%, 07/17/12	3,724
493		Series 2005-3, Class A3, 4.800%, 10/18/10	484
1,654		Series 2005-3, Class A4, 4.940%, 11/19/12	1,490
3,200		Series 2006-1, Class A3, 5.430%, 06/17/11	3,073
1,200		Series 2006-3, Class A4, 5.340%, 09/17/13	1,032
4,138		Series 2007-1, Class A3, 5.300%, 11/17/11	3,906
1,865		Household Credit Card Master Note Trust I, Series 2006-1, Class A, 5.100%, 06/15/12	1,801
		Hyundai Auto Receivables Trust,
853		Series 2005-A, Class A4, 4.180%, 02/15/12	833
1,250		Series 2006-B, Class A4, 5.150%, 05/15/13	1,185
1,615		Series 2007-A, Class A3A, 5.040%, 01/17/12	1,576
500		Series 2007-A, Class A3B, VAR, 1.823%, 01/17/12	475
		John Deere Owner Trust,
853		Series 2006-A, Class A4, 5.390%, 06/17/13	844
357		Series 2007-A, Class A3, 5.040%, 07/15/11	356
4,916		Long Beach Auto Receivables Trust, Series 2007-A, Class A3, 4.972%, 10/15/11	4,749
		MBNA Credit Card Master Note Trust,
239		Series 2002-C1, Class C1, 6.800%, 07/15/14	169
1,075		Series 2003-C1, Class C1, VAR, 3.123%, 06/15/12	942
		MBNA Master Credit Card Trust,
65		Series 1999-B, Class C, 6.650%, 08/15/11 (e)	64
5,808		Series 1999-J, Class B, 7.400%, 02/15/12	5,630
1,260		Series 2000-E, Class A, 7.800%, 10/15/12	1,256
1,830		Morgan Stanley ABS Capital I, Series 2003-SD1, Class M1, VAR, 2.895%, 03/25/33 (i)	1,010
1,404		MSDWCC Heloc Trust, Series 2007-1, Class A, VAR, 1.495%, 12/25/31 (i)	985
		Nissan Auto Receivables Owner Trust,
3,819		Series 2005-C, Class A4, 4.310%, 03/15/11	3,759
267		Series 2007-B, Class A2, 5.130%, 03/15/10	267
4,210		Series 2007-B, Class A3, 5.030%, 05/16/11	4,112
3,625		Series 2007-B, Class A4, 5.160%, 03/17/14	3,386
2,700		Series 2008-A, Class A3, 3.890%, 08/15/11	2,578
640		Series 2008-A, Class A4, 4.280%, 06/16/14	570
73		Residential Asset Securities Corp., Series 2001-KS1, Class AI6, 6.349%, 03/25/32 (i)	47
43		Residential Funding Mortgage Securities II, Inc., Series 2000-HI1, Class AI7, SUB, 8.290%, 02/25/25	39
		USAA Auto Owner Trust,
707		Series 2005-4, Class A4, 4.890%, 08/15/12	691
520		Series 2006-3, Class A4, 5.360%, 06/15/12	500
1,033		Series 2006-4, Class A3, 5.010%, 06/15/11	1,023
2,645		Series 2007-1, Class A3, 5.430%, 10/17/11	2,623
1,000		Series 2007-2, Class A3, 4.900%, 02/15/12	981
900		Series 2008-3, Class A2, 3.580%, 03/15/11	876
955		Volkswagen Auto Loan Enhanced Trust, Series 2008-1, Class A3, 4.500%, 07/20/12	895
		Wachovia Auto Owner Trust,
1,428		Series 2005-B, Class A4, 4.840%, 04/20/11	1,411
4,394		Series 2005-B, Class A5, 4.930%, 11/20/12	4,170
1,079		Wells Fargo Financial Auto Owner Trust 2004-A, Series 2005-A, Class A4, 4.280%, 05/15/12	1,044
4,245		WFS Financial Owner Trust, Series 2005-1, Class A4, 3.870%, 08/17/12	4,132
1,700		World Omni Auto Receivables Trust, Series 2006-B, Class A4, 5.120%, 06/15/12	1,639

		Total Asset-Backed Securities (Cost $229,780)	214,623

		Collateralized Mortgage Obligations — 16.6%
		Agency CMO — 13.6%
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
2,132		Series 31, Class Z, 8.000%, 04/25/24	2,379
282		Series 56, Class Z, 7.500%, 09/20/26	295
		Federal Home Loan Mortgage Corp. REMICS,
36		Series 2, Class Z, 9.300%, 03/15/19	38
17		Series 12, Class A, 9.250%, 11/15/19	19
34		Series 16, Class D, 10.000%, 10/15/19	36
47		Series 17, Class I, 9.900%, 10/15/19	50
80		Series 23, Class F, 9.600%, 04/15/20	85
34		Series 26, Class F, 9.500%, 02/15/20	37
7		Series 81, Class A, 8.125%, 11/15/20	8
36		Series 85, Class C, 8.600%, 01/15/21	38
33		Series 99, Class Z, 9.500%, 01/15/21	35
5		Series 159, Class H, 4.500%, 09/15/21	5
8		Series 189, Class D, 6.500%, 10/15/21	8
—	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	1
7		Series 1053, Class G, 7.000%, 03/15/21	8
21		Series 1056, Class KZ, 6.500%, 03/15/21	22
11		Series 1074, Class H, 8.500%, 05/15/21	12
35		Series 1082, Class C, 9.000%, 05/15/21	38
14		Series 1087, Class I, 8.500%, 06/15/21	14
40		Series 1125, Class Z, 8.250%, 08/15/21	43
42		Series 1142, Class IA, 7.000%, 10/15/21	45
6		Series 1169, Class G, 7.000%, 11/15/21	7
19		Series 1173, Class E, 6.500%, 11/15/21	19
81		Series 1343, Class LA, 8.000%, 08/15/22	88
22		Series 1424, Class F, VAR, 3.319%, 11/15/22	22
394		Series 1480, Class LZ, 7.500%, 03/15/23	429
1,059		Series 1560, Class Z, 7.000%, 08/15/23	1,143
—	(h)	Series 1604, Class MB, IF, 10.433%, 11/15/08	—	(h)
4		Series 1626, Class PT, 6.000%, 12/15/08	4
114		Series 1641, Class FA, VAR, 2.388%, 12/15/13	115
1		Series 1659, Class TZ, 6.750%, 01/15/09	1
17		Series 1701, Class PH, 6.500%, 03/15/09	17
229		Series 1702, Class TJ, 7.000%, 04/15/13	232
253		Series 1754, Class Z, 8.500%, 09/15/24	274
504		Series 1779, Class Z, 8.500%, 04/15/25	572
13		Series 1807, Class G, 9.000%, 10/15/20	14
2		Series 1838, Class H, 6.500%, 04/15/11	2
3,145		Series 2358, Class PD, 6.000%, 09/15/16	3,283
4,536		Series 2363, Class PF, 6.000%, 09/15/16	4,730
4,279		Series 2382, Class DA, 5.500%, 10/15/30	4,333
2,072		Series 2390, Class CH, 5.500%, 12/15/16	2,123
4,553		Series 2416, Class PR, 6.000%, 12/15/30	4,592
918		Series 2425, Class JH, 6.000%, 03/15/17	959
3,635		Series 2450, Class PE, 6.000%, 07/15/21	3,719
3,421		Series 2453, Class BD, 6.000%, 05/15/17	3,572
2,213		Series 2458, Class OE, 6.000%, 06/15/17	2,312
4,456		Series 2479, Class PE, 6.000%, 05/15/31	4,481
1,621		Series 2496, Class BK, 5.500%, 09/15/17	1,667
1,160		Series 2503, Class TG, 5.500%, 09/15/17	1,193
1,251		Series 2508, Class AQ, 5.500%, 10/15/17	1,286
5,766		Series 2513, Class DB, 5.000%, 10/15/17	5,826
776		Series 2519, Class HB, 5.000%, 10/15/21	782
626		Series 2526, Class CA, 5.000%, 06/15/16	631
1,133		Series 2528, Class VA, 5.500%, 12/15/12	1,157
192		Series 2534, Class HM, 4.500%, 10/15/16	193
882		Series 2575, Class KA, 5.000%, 11/15/17	892
5,453		Series 2578, Class DA, 4.500%, 09/15/16	5,480
993		Series 2579, Class GQ, 4.000%, 01/15/17	991
1,789		Series 2583, Class TD, 4.500%, 12/15/13	1,804
1,500		Series 2587, Class WB, 5.000%, 11/15/16	1,514
747		Series 2617, Class UM, 4.000%, 05/15/15	748
3,905		Series 2632, Class NE, 4.000%, 06/15/13	3,898
484		Series 2640, Class VM, 4.500%, 12/15/21	483
5,967		Series 2641, Class KJ, 4.000%, 01/15/18	5,907
1,184		Series 2643, Class ME, 3.500%, 03/15/18	1,156
14,130		Series 2645, Class SP, IF, IO, 5.728%, 07/15/26	493
1,500		Series 2666, Class OC, 5.500%, 01/15/22	1,547
54		Series 2668, Class AD, 4.000%, 01/15/15	54
893		Series 2685, Class MX, 4.000%, 07/15/16	894
967		Series 2686, Class SO, IF, 11.355%, 07/15/26	942
1,363		Series 2718, Class TC, 5.000%, 04/15/27	1,370
912		Series 2755, Class PA, PO, 02/15/29	853
3,875		Series 2763, Class PD, 4.500%, 12/15/17	3,888
690		Series 2763, Class TA, 4.000%, 03/15/11	702
5,934		Series 2765, Class CA, 4.000%, 07/15/17	5,909
985		Series 2780, Class YP, 7.500%, 08/15/18	1,049
652		Series 2782, Class HE, 4.000%, 09/15/17	649
1,000		Series 2786, Class PC, 4.500%, 10/15/16	1,007
4,261		Series 2812, Class AB, 4.500%, 10/15/18	4,277
820		Series 2825, Class VP, 5.500%, 06/15/15	859
4,000		Series 2836, Class PX, 4.000%, 05/15/18	3,969
527		Series 2851, Class BD, 4.000%, 02/15/20	525
5,770		Series 2875, Class HA, 4.000%, 11/15/18	5,709
3,961		Series 2924, Class DA, 4.500%, 02/15/19	3,970
849		Series 2927, Class YN, 4.500%, 10/15/32	844
1,647		Series 2955, Class OC, 5.000%, 02/15/24	1,657
2,231		Series 2956, Class LD, 5.000%, 05/15/18	2,245
2,205		Series 2962, Class WJ, 5.500%, 06/15/24	2,257
3,999		Series 2993, Class MN, 5.000%, 06/15/23	4,057
903		Series 3001, Class YN, 4.500%, 06/15/33	902
2,342		Series 3005, Class PV, IF, 10.493%, 10/15/33	2,556
4,810		Series 3036, Class NB, 5.000%, 01/15/29	4,870
983		Series 3047, Class OB, 5.500%, 12/15/33	1,010
2,022		Series 3082, Class PE, 5.000%, 12/15/23	2,035
744		Series 3151, Class PA, 6.000%, 03/15/26	755
2,072		Series 3173, Class PH, 6.000%, 09/15/27	2,108
12,280		Series 3192, Class GA, 6.000%, 03/15/27	12,493
8,111		Series 3205, Class PA, 6.000%, 04/15/27	8,271
4,694		Series 3234, Class MA, 4.500%, 03/15/28	4,670
3,874		Series 3242, Class NC, 5.750%, 12/15/28	3,940
5,610		Series 3242, Class PA, 5.750%, 11/15/29	5,703
7,106		Series 3280, Class MA, 5.500%, 05/15/26	7,208
19,444		Series 3305, Class IW, IF, IO, 5.028%, 04/15/37	1,294
1,619		Series 3329, Class JA, 6.000%, 08/15/28	1,664
5,885		Series 3356, Class PA, 6.000%, 11/15/26	6,041
1,912		Series 3363, Class A, 5.000%, 07/15/16	1,934
3,504		Series R008, Class FK, VAR, 1.823%, 07/15/23	3,345
87		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-20, Class A6, SUB, 7.990%, 09/25/29	87
		Federal National Mortgage Association REMICS,
27		Series 1988-7, Class Z, 9.250%, 04/25/18	30
32		Series 1988-13, Class C, 9.300%, 05/25/18	35
26		Series 1988-15, Class A, 9.000%, 06/25/18	28
28		Series 1988-16, Class B, 9.500%, 06/25/18	31
20		Series 1989-2, Class D, 8.800%, 01/25/19	21
57		Series 1989-27, Class Y, 6.900%, 06/25/19	60
15		Series 1989-54, Class E, 8.400%, 08/25/19	16
16		Series 1989-66, Class J, 7.000%, 09/25/19	17
12		Series 1989-70, Class G, 8.000%, 10/25/19	13
235		Series 1989-72, Class E, 9.350%, 10/25/19	262
33		Series 1989-89, Class H, 9.000%, 11/25/19	36
14		Series 1989-96, Class H, 9.000%, 12/25/19	16
19		Series 1990-7, Class B, 8.500%, 01/25/20	21
16		Series 1990-12, Class G, 4.500%, 02/25/20	16
361		Series 1990-19, Class G, 9.750%, 02/25/20	400
60		Series 1990-58, Class J, 7.000%, 05/25/20	64
61		Series 1990-61, Class H, 7.000%, 06/25/20	65
30		Series 1990-106, Class J, 8.500%, 09/25/20	33
12		Series 1990-109, Class J, 7.000%, 09/25/20	13
39		Series 1990-111, Class Z, 8.750%, 09/25/20	41
16		Series 1990-117, Class E, 8.950%, 10/25/20	18
17		Series 1990-123, Class G, 7.000%, 10/25/20	18
16		Series 1990-132, Class Z, 7.000%, 11/25/20	17
721		Series 1990-137, Class X, 9.000%, 12/25/20	806
6		Series 1991-53, Class J, 7.000%, 05/25/21	6
54		Series 1991-130, Class C, 9.000%, 09/25/21	60
171		Series 1992-81, Class ZB, 8.500%, 04/25/22	175
4		Series 1992-96, Class B 05/25/22	4
13		Series 1993-165, Class SN, IF, 11.471%, 09/25/23	12
213		Series 1993-220, Class PJ, 6.000%, 11/25/13	218
1		Series 1993-225, Class MC 11/25/23	1
—	(h)	Series 1993-231, Class SB, IF, 12.707%, 12/25/08	—	(h)
—	(h)	Series 1993-233, Class SC, IF, 13.525%, 12/25/08	—	(h)
99		Series 1993-235, Class G 09/25/23	88
1		Series 1994-20, Class Z, 6.500%, 02/25/09	1
7		Series 1994-32, Class Z, 6.500%, 03/25/09	7
8		Series 1994-33, Class H, 6.000%, 03/25/09	8
191		Series 1994-62, Class PH, 6.900%, 11/25/23	192
2		Series 1997-46, Class PN, 6.500%, 07/18/12	2
14		Series 1997-55, Class B, 7.000%, 02/18/27	14
1		Series 1997-67, Class GA, 4.000%, 02/25/09	1
24		Series 2001-7, Class PQ, 6.000%, 10/25/15	24
1,954		Series 2002-3, Class OG, 6.000%, 02/25/17	2,038
2,095		Series 2002-58, Class HC, 5.500%, 09/25/17	2,151
4,129		Series 2002-59, Class UC, 5.500%, 09/25/17	4,240
1,290		Series 2002-63, Class KC, 5.000%, 10/25/17	1,302
3,000		Series 2003-3, Class PD, 5.000%, 08/25/16	3,020
762		Series 2003-21, Class M, 5.000%, 02/25/17	770
1,312		Series 2003-46, Class VX, 6.000%, 10/25/15	1,325
2,500		Series 2003-86, Class DM, 4.000%, 09/25/10	2,594
5,989		Series 2003-92, Class HP, 4.500%, 09/25/18	6,015
981		Series 2003-108, Class HA, 5.000%, 01/25/27	979
5,000		Series 2003-113, Class PC, 4.000%, 03/25/15	5,009
3,469		Series 2003-120, Class BQ, 4.000%, 09/25/16	3,466
587		Series 2004-101, Class AR, 5.500%, 01/25/35	612
1,750		Series 2005-1, Class HC, 5.000%, 09/25/28	1,759
1,295		Series 2005-27, Class TH, 5.500%, 07/25/31	1,303
1,868		Series 2005-40, Class YA, 5.000%, 09/25/20	1,893
2,074		Series 2005-47, Class AN, 5.000%, 12/25/16	2,095
693		Series 2005-48, Class OM, 5.000%, 03/25/30	693
3,709		Series 2005-68, Class JK, 5.250%, 05/25/35	3,721
5,827		Series 2005-83, Class LJ, 5.000%, 10/25/35	5,815
878		Series 2005-84, Class MB, 5.750%, 10/25/35	914
5,000		Series 2006-39, Class WB, 5.500%, 10/25/30	5,099
1,355		Series 2006-81, Class NA, 6.000%, 02/25/27	1,377
7,915		Series 2006-102, Class MA, 6.000%, 07/25/27	8,046
3,203		Series 2007-16, Class FC, VAR, 2.145%, 03/25/37	3,127
9,323		Series 2007-22, Class SC, IF, IO, 4.685%, 03/25/37	491
7,837		Series 2007-47, Class PA, 5.000%, 02/25/28	7,892
5,203		Series 2007-79, Class MA, 5.500%, 12/25/28	5,261
18,119		Series 2008-18, Class SE, IF, IO, 4.875%, 03/25/38	1,257
26		Series G-11, Class Z, 8.500%, 05/25/21	29
12		Series G-22, Class ZT, 8.000%, 12/25/16	13
24		Series G-41, Class PT, 7.500%, 10/25/21	25
48		Series G92-35, Class E, 7.500%, 07/25/22	51
23		Series G92-40, Class ZC, 7.000%, 07/25/22	25
232		Series G92-44, Class ZQ, 8.000%, 07/25/22	250
54		Series G92-54, Class ZQ, 7.500%, 09/25/22	58
		Federal National Mortgage Association STRIPS,
15		Series 25, Class 1, 6.000%, 02/01/13	16
245		Series 108, Class 1, PO, 03/25/20	236
4		Series 268, Class 2, IO, 9.000%, 02/01/23	1
—	(h)	Series B, Class 1, 6.000%, 05/01/09	—	(h)
4		Federal National Mortgage Association Whole Loan, Series 1995-W3, Class A, 9.000%, 04/25/25	4
164		Government National Mortgage Association, Series 1997-12, Class D, 7.500%, 09/20/27	171
34		Vendee Mortgage Trust, Series 1994-3C, Class 3, 9.784%, 03/15/21	39

			284,551

		Non-Agency CMO — 3.0%
		ABN Amro Mortgage Corp.,
375		Series 2003-7, Class A3, 4.500%, 07/25/18	356
3,139		Series 2003-9, Class A2, 4.500%, 08/25/18	2,965
		Banc of America Mortgage Securities, Inc.,
3,000		Series 2004-E, Class 2A5, VAR, 4.107%, 06/25/34 (i)	2,331
5,369		Series 2004-F, Class 2A6, VAR, 4.152%, 07/25/34	5,170
1,047		Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-7, Class 3A, VAR, 4.955%, 10/25/33 (i)	738
4,253		Cendant Mortgage Corp., Series 2004-3, Class A3, VAR, 5.510%, 06/25/34	4,153
4,642		Citigroup Mortgage Loan Trust, Inc., Series 2003-UP3, Class A1, 7.000%, 09/25/33	4,634
445		Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.250%, 12/25/33 (i)	438
5,169		Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-J13, Class 1A5, 5.250%, 11/25/14	4,978
3,032		Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 5A5, VAR, 5.500%, 12/25/14 (i)	2,850
700		First Horizon Alternative Mortgage Securities, Series 2005-FA7, Class 1A5, 5.500%, 10/25/35	671
		GMAC Mortgage Corp. Loan Trust,
20		Series 2003-J1, Class A3, 5.250%, 03/25/18	19
1,063		Series 2003-J4, Class 2A1, 4.750%, 09/25/18	1,071
2,832		Impac Secured Assets CMN Owner Trust, Series 2004-4, Class 2A2, VAR, 1.755%, 02/25/35 (i)	1,395
20		Kidder Peabody Mortgage Assets Trust, Series A, Class A1, 6.500%, 02/22/17	21
499		MASTR Alternative Loans Trust, Series 2004-8, Class 6A1, 5.500%, 09/25/19	433
865		MASTR Asset Securitization Trust, Series 2003-4, Class 2A2, 5.000%, 05/25/18	851
3,540		Merrill Lynch Mortgage Investors, Inc., Series 2005-A6, Class 2A2, VAR, 1.675%, 08/25/35 (i)	2,141
11		Merrill Lynch Trust, Series 44, Class G, 9.000%, 08/20/20	11
1,369		Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A3, 5.000%, 11/25/18	1,219
		Nomura Asset Acceptance Corp.,
2,509		Series 2005-AR1, Class 1A1, VAR, 5.083%, 02/25/35 (i)	1,179
1,684		Series 2005-AR2, Class 3A1, VAR, 1.645%, 05/25/35 (i)	787
3,952		Series 2005-AR6, Class 4A1, VAR, 1.655%, 12/25/35 (i)	1,818
		Paine Webber CMO Trust,
—	(h)	Series J, Class 3, 8.800%, 05/01/18	—	(h)
14		Series L, Class 4, 8.950%, 07/01/18	16
1,000		Residential Accredit Loans, Inc., Series 2003-QR24, Class A7, 4.000%, 07/25/33 (i)	806
2,532		Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A5, 6.000%, 11/25/31	2,476
15		Salomon Brothers Mortgage Securities VII, Inc., Series 2000-UP1, Class A2, 8.000%, 09/25/30	14
3,882		Structured Asset Securities Corp., Series 2003-31A, Class B1, VAR, 5.035%, 10/25/33 (i)	3,316
		WaMu Mortgage Pass-Through Certificates,
117		Series 2003-S3, Class 1A31, 5.250%, 06/25/33	116
1,385		Series 2004-AR7, Class A6, VAR, 3.939%, 07/25/34	1,348
3,598		Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-MS3, Class 1A4, 6.500%, 05/25/32	3,595
		Wells Fargo Mortgage Backed Securities Trust,
1,346		Series 2003-12, Class A3, 5.000%, 11/25/18	1,307
7,098		Series 2003-K, Class 1A1, VAR, 4.487%, 11/25/33 (i)	5,540
196		Series 2003-K, Class 1A2, VAR, 4.487%, 11/25/33 (i)	150
3,703		Series 2006-AR11, Class A4, VAR, 5.510%, 08/25/36	3,183
1,243		Series 2006-AR17, Class A1, VAR, 5.331%, 10/25/36 (i)	752

			62,848

		Total Collateralized Mortgage Obligations (Cost $355,839)	347,399

		Commercial Mortgage-Backed Securities — 2.0%
		Banc of America Commercial Mortgage, Inc.,
771		Series 2000-1, Class A2A, VAR, 7.333%, 11/15/31	758
3,420		Series 2004-5, Class A3, 4.561%, 11/10/41	2,968
		Bear Stearns Commercial Mortgage Securities,
2,351		Series 1999-WF2, Class A2, 7.080%, 07/15/31	2,319
5,918		Series 2002-TOP6, Class A2, 6.460%, 10/15/36	5,345
893		Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.915%, 03/15/49	808
1,330		Commercial Mortgage Asset Trust, Series 1999-C1, Class A4, VAR, 6.975%, 01/17/32	1,196
2,355		CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A1, 4.485%, 11/15/36	2,143
		DLJ Commercial Mortgage Corp.,
221		Series 1999-CG1, Class A1B, 6.460%, 03/10/32	220
750		Series 1999-CG2, Class A1B, VAR, 7.300%, 06/10/32	742
2,675		Series 1999-CG3, Class A1B, 7.340%, 10/10/32	2,629
353		First Union - Chase Commercial Mortgage, Series 1999-C2, Class A2, 6.645%, 06/15/31	350
2,000		GS Mortgage Securities Corp. II, Series 2001-GL3A, Class A2, VAR, 6.449%, 08/05/18 (e)	1,845
3,195		Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A2, 4.071%, 10/12/41	3,058
		Morgan Stanley Capital I,
3,500		Series 1999-LIFE, Class B, VAR, 7.376%, 04/15/33	3,435
1,193		Series 2006-T23, Class A1, 5.682%, 08/12/41	1,066
2,250		Morgan Stanley Dean Witter Capital I, Series 2001-280, Class A2, 6.494%, 02/03/16 (e)	2,269
7,711		Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class A1, 3.669%, 02/11/36	7,088
2,702		TIAA Retail Commercial Trust, Series 2001-C1A, Class A4, VAR, 6.680%, 06/19/31 (e)	2,636

		Total Commercial Mortgage- Backed Securities (Cost $44,021)	40,875

		Corporate Bonds — 12.1%
		Automobiles — 0.0% (g)
1,000		Daimler Finance North America LLC, 5.750%, 09/08/11	803

		Beverages — 0.1%
1,020		Coca-Cola Enterprises, Inc., 8.500%, 02/01/12	1,099

		Capital Markets — 1.7%
		Bank of New York Mellon Corp. (The),
1,500		4.950%, 11/01/12	1,489
380		5.125%, 08/27/13	377
		Bear Stearns Cos., Inc. (The),
1,000		4.500%, 10/28/10 (y)	984
500		4.550%, 06/23/10 (y)	494
2,300		Citicorp, 7.250%, 10/15/11	2,238
		Credit Suisse USA, Inc.,
2,000		4.700%, 06/01/09	1,987
500		6.125%, 11/15/11	489
		Goldman Sachs Group, Inc. (The),
2,000		3.875%, 01/15/09 (c)	1,993
950		5.250%, 04/01/13	828
1,500		6.500%, 02/25/09 (e)	1,489
3,000		6.600%, 01/15/12	2,803
2,000		6.650%, 05/15/09	1,989
		Lehman Brothers Holdings, Inc.,
2,225		3.950%, 11/10/09 (d)	223
500		5.750%, 07/18/11 (d)	50
1,062		6.625%, 01/18/12 (d)	106
		Merrill Lynch & Co., Inc.,
1,000		4.125%, 09/10/09 (c)	974
4,710		4.790%, 08/04/10	4,514
2,500		6.000%, 02/17/09	2,490
685		6.150%, 04/25/13	648
		Morgan Stanley,
500		3.875%, 01/15/09 (c)	498
3,073		4.250%, 05/15/10	2,909
2,000		6.600%, 04/01/12	1,807
2,160		Northern Trust Corp., 5.300%, 08/29/11	2,139
2,000		State Street Corp., 7.650%, 06/15/10	2,054

			35,572

		Chemicals — 0.5%
845		Air Products & Chemicals, Inc., 4.150%, 02/01/13	791
1,810		Dow Chemical Co. (The), 5.970%, 01/15/09	1,810
1,500		Monsanto Co., 7.375%, 08/15/12	1,578
3,500		Potash Corp. of Saskatchewan, (Canada), 7.750%, 05/31/11	3,641
1,800		PPG Industries, Inc., 5.750%, 03/15/13	1,737
1,920		Praxair, Inc., 3.950%, 06/01/13 (c)	1,835

			11,392

		Commercial Banks — 2.1%
1,000		American Express Bank FSB, 5.500%, 04/16/13	886
1,530		American Express Centurion Bank, 4.375%, 07/30/09	1,486
1,050		Bayerische Landesbank, 5.875%, 12/01/08	1,050
		BB&T Corp.,
2,050		4.750%, 10/01/12	1,897
550		6.500%, 08/01/11 (c)	554
2,185		Branch Banking & Trust Co., 4.875%, 01/15/13	2,019
1,635		Credit Suisse, (Switzerland), 5.000%, 05/15/13	1,542
1,400		FleetBoston Financial Corp., 7.375%, 12/01/09	1,405
1,900		HSBC Holdings plc, (United Kingdom), 7.500%, 07/15/09	1,877
750		KeyBank N.A., 5.700%, 08/15/12	667
695		Keycorp, 6.500%, 05/14/13	635
3,025		Marshall & Ilsley Corp., 4.375%, 08/01/09	2,802
3,150		Morgan Stanley, 3.250%, 12/01/11 (l)	3,158
500		National City Bank, 4.500%, 03/15/10	472
2,751		National City Corp., 3.125%, 04/30/09	2,676
1,735		PNC Funding Corp., 4.500%, 03/10/10	1,715
2,320		Republic New York Corp., 7.750%, 05/15/09	2,297
		SunTrust Banks, Inc.,
580		4.250%, 10/15/09	565
1,500		5.250%, 11/05/12	1,428
500		U.S. Bancorp, 4.500%, 07/29/10	496
2,250		U.S. Bank N.A., 6.375%, 08/01/11	2,255
1,500		Union Planters Corp., 4.375%, 12/01/10	1,398
3,900		Wachovia Bank N.A., 7.800%, 08/18/10	3,849
		Wachovia Corp.,
1,115		5.500%, 05/01/13	1,057
500		6.375%, 02/01/09	498
		Wells Fargo & Co.,
1,000		4.200%, 01/15/10	995
3,000		5.250%, 10/23/12	2,958
940		6.375%, 08/01/11 (c)	951

			43,588

		Commercial Services & Supplies — 0.1%
1,100		Waste Management, Inc., 6.375%, 11/15/12	1,035

		Communications Equipment — 0.0% (g)
900		Cisco Systems, Inc., 5.250%, 02/22/11	912

		Computers & Peripherals — 0.1%
350		Hewlett-Packard Co., 4.500%, 03/01/13	339
		International Business Machines Corp.,
450		6.500%, 10/15/13	473
650		7.500%, 06/15/13	693

			1,505

		Consumer Finance — 0.9%
700		American General Finance Corp., 4.875%, 05/15/10	359
3,000		Boeing Capital Corp., 6.500%, 02/15/12 (c)	3,038
		Capital One Bank USA N.A.,
1,000		5.000%, 06/15/09	946
767		5.750%, 09/15/10	715
		HSBC Finance Corp.,
3,000		4.125%, 11/16/09	2,875
2,995		8.000%, 07/15/10	2,970
5,000		International Lease Finance Corp., 3.500%, 04/01/09	4,603
1,420		John Deere Capital Corp., 5.650%, 07/25/11	1,405
500		MBNA Corp., 7.500%, 03/15/12	505
1,000		SLM Corp., 4.000%, 01/15/10	892

			18,308

		Diversified Financial Services — 2.6%
500		Allstate Life Global Funding Trusts, 5.375%, 04/30/13	472
		Associates Corp. of North America,
1,896		8.150%, 08/01/09	1,884
340		8.550%, 07/15/09	339
		Bank of America Corp.,
1,500		4.500%, 08/01/10 (c)	1,489
1,755		4.900%, 05/01/13 (c)	1,678
1,790		7.125%, 03/01/09	1,789
388		7.125%, 10/15/11	386
950		7.400%, 01/15/11	959
1,000		7.800%, 02/15/10	1,014
1,543		BHP Billiton Finance USA Ltd., (Australia), 5.000%, 12/15/10	1,495
		Caterpillar Financial Services Corp.,
800		4.850%, 12/07/12	761
600		5.125%, 10/12/11	584
790		6.200%, 09/30/13	790
		CIT Group, Inc.,
1,500		4.125%, 11/03/09	1,260
4,118		4.250%, 02/01/10	3,343
2,350		7.625%, 11/30/12	1,633
		Citigroup, Inc.,
1,000		4.250%, 07/29/09	978
2,075		6.000%, 02/21/12	1,973
889		6.200%, 03/15/09 (c)	880
1,880		CME Group, Inc., 5.400%, 08/01/13	1,840
		General Electric Capital Corp.,
1,500		4.000%, 06/15/09 (c)	1,493
1,870		4.875%, 10/21/10	1,860
10,500		5.250%, 10/19/12	10,195
1,000		5.875%, 02/15/12	996
2,925		6.000%, 06/15/12	2,909
950		8.300%, 09/20/09	967
890		Genworth Global Funding Trusts, 5.200%, 10/08/10	668
3,500		HSBC Finance Corp., 5.900%, 06/19/12	3,307
1,000		John Hancock Global Funding II, 3.500%, 01/30/09 (e)	995
		Pricoa Global Funding I,
1,510		3.900%, 12/15/08 (e)	1,508
500		4.200%, 01/15/10 (e)	488
		Textron Financial Corp.,
1,000		5.125%, 11/01/10 (c)	917
750		5.125%, 02/03/11	641
175		USAA Capital Corp., 4.640%, 12/15/09 (e)	175
1,900		Wells Fargo Financial, Inc., 6.850%, 07/15/09	1,912

			54,578

		Diversified Telecommunication Services — 0.6%
		AT&T, Inc.,
5,635		4.950%, 01/15/13	5,313
1,875		5.875%, 02/01/12	1,847
2,000		Deutsche Telekom International Finance BV, (Netherlands), 5.375%, 03/23/11	1,891
2,000		Telefonica Emisiones S.A.U., (Spain), 5.855%, 02/04/13	1,840
785		Verizon Global Funding Corp., 7.250%, 12/01/10 (c)	797
410		Verizon Maryland, Inc., 6.125%, 03/01/12	380

			12,068

		Electric Utilities — 0.3%
1,000		FPL Group Capital, Inc., 5.350%, 06/15/13	974
2,400		Midamerican Funding LLC, 6.750%, 03/01/11	2,600
650		Northern States Power, 4.750%, 08/01/10	648
460		Ohio Power Co., 5.750%, 09/01/13	439
670		Spectra Energy Capital LLC, 7.500%, 10/01/09	662
760		Virginia Electric and Power Co., 5.100%, 11/30/12	718

			6,041

		Electronic Equipment, Instruments & Components — 0.1%
1,500		Arrow Electronics, Inc., 6.875%, 07/01/13	1,442

		Food & Staples Retailing — 0.1%
1,245		Kroger Co. (The), 8.050%, 02/01/10	1,253
1,000		Wal-Mart Stores, Inc., 4.000%, 01/15/10 (c)	1,008

			2,261

		Food Products — 0.1%
1,000		Diageo Investment Corp., 9.000%, 08/15/11	1,067
545		General Mills, Inc., 5.250%, 08/15/13	529
600		HJ Heinz Finance Co., 6.625%, 07/15/11	598
710		Kellogg Co., 4.250%, 03/06/13	678

			2,872

		Gas Utilities — 0.6%
4,450		Atmos Energy Corp., 4.000%, 10/15/09	4,261
625		CenterPoint Energy Resources Corp., 7.750%, 02/15/11	577
5,180		Nisource Finance Corp., 7.875%, 11/15/10	4,662
860		Schlumberger Technology Corp., 6.500%, 04/15/12 (e)	966
2,635		TransCanada Pipelines Ltd., (Canada), 4.000%, 06/15/13 (c)	2,303

			12,769

		Health Care Providers & Services — 0.0% (g)
550		WellPoint, Inc., 6.375%, 01/15/12	522

		Household Durables — 0.0% (g)
126		Fortune Brands, Inc., 5.125%, 01/15/11	120

		Household Products — 0.0% (g)
905		Kimberly-Clark Corp., 5.625%, 02/15/12	928

		Industrial Conglomerates — 0.1%
1,180		Honeywell International, Inc., 7.500%, 03/01/10	1,231
1,170		Textron, Inc., 4.500%, 08/01/10	1,058

			2,289

		Insurance — 0.3%
335		Berkshire Hathaway Finance Corp., 5.000%, 08/15/13 (e)	333
676		Genworth Financial, Inc., 4.750%, 06/15/09	576
1,000		Jackson National Life Global Funding, 3.500%, 01/22/09 (e)	997
		Pacific Life Global Funding,
1,085		3.750%, 01/15/09 (e)	1,086
800		5.150%, 04/15/13 (e)	744
1,835		Principal Life Income Funding Trusts, 5.150%, 06/17/11	1,737

			5,473

		Media — 0.1%
850		Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13	849
868		Thomson Reuters Corp., (Canada), 6.200%, 01/05/12	845
670		Time Warner Cable, Inc., 6.200%, 07/01/13	615
585		Walt Disney Co. (The), 4.700%, 12/01/12	575

			2,884

		Multiline Retail — 0.1%
1,190		Target Corp., 5.125%, 01/15/13	1,130

		Multi-Utilities — 0.1%
425		Dominion Resources, Inc., 4.750%, 12/15/10	409
1,210		Sempra Energy, 6.000%, 02/01/13	1,130

			1,539

		Oil, Gas & Consumable Fuels — 0.4%
2,930		ConocoPhillips, 9.375%, 02/15/11	3,150
2,000		ConocoPhillips Australia Funding Co., 5.500%, 04/15/13	2,011
1,600		Devon Financing Corp. ULC, 6.875%, 09/30/11	1,606
1,000		XTO Energy, Inc., 4.625%, 06/15/13	902

			7,669

		Paper & Forest Products — 0.1%
690		International Paper Co., 4.250%, 01/15/09	688
		Willamette Industries, Inc.,
750		6.450%, 06/18/09	755
1,000		6.450%, 07/14/09	1,008

			2,451

		Pharmaceuticals — 0.1%
2,000		GlaxoSmithKline Capital, Inc., 4.850%, 05/15/13	1,972

		Real Estate Investment Trusts (REITs) — 0.1%
		Simon Property Group LP,
1,000		3.750%, 01/30/09	985
400		4.600%, 06/15/10	351

			1,336

		Road & Rail — 0.3%
		Burlington Northern Santa Fe Corp.,
1,440		6.125%, 03/15/09	1,441
2,900		6.750%, 07/15/11	2,918
539		Canadian National Railway Co., (Canada), 6.375%, 10/15/11	542
		Norfolk Southern Corp.,
545		6.750%, 02/15/11	548
400		8.625%, 05/15/10	406
645		Union Pacific Corp., 6.500%, 04/15/12	650

			6,505

		Software — 0.1%
1,371		Intuit, Inc., 5.400%, 03/15/12 (c)	1,255
1,800		Oracle Corp., 4.950%, 04/15/13	1,772

			3,027

		Specialty Retail — 0.1%
1,795		Home Depot, Inc., 4.625%, 08/15/10	1,706
1,215		Lowe’s Cos, Inc., 8.250%, 06/01/10	1,265

			2,971

		Thrifts & Mortgage Finance — 0.3%
3,500		Countrywide Home Loans, Inc., 4.125%, 09/15/09	3,383
1,100		Golden West Financial Corp., 4.750%, 10/01/12	946
1,000		Wachovia Mortgage FSB, 4.500%, 06/15/09	933

			5,262

		Total Corporate Bonds (Cost $268,625)	252,323

		Mortgage Pass-Through Securities — 16.9%
		Federal Home Loan Mortgage Corp.,
526		ARM, 4.639%, 03/01/35	529
10		ARM, 5.062%, 09/01/25	10
207		ARM, 5.417%, 12/01/27	205
160		ARM, 5.548%, 01/01/27	159
1,569		ARM, 5.576%, 07/01/36	1,587
7,818		ARM, 5.998%, 08/01/36 - 08/01/37	7,935
9,144		ARM, 6.028%, 12/01/36	9,351
6,973		ARM, 6.058%, 03/01/37	7,106
3,461		ARM, 6.142%, 10/01/37	3,548
8		ARM, 6.331%, 01/01/27	9
2,672		ARM, 6.363%, 06/01/36	2,714
27		ARM, 6.920%, 12/01/17	27
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
11,418		4.000%, 07/01/18 - 07/01/19	11,298
5,661		4.500%, 04/01/16 - 10/01/18	5,700
32,354		5.000%, 03/01/18 - 04/01/19	32,896
14,091		5.500%, 01/01/09 - 12/01/20	14,362
15,734		6.000%, 08/01/09 - 06/01/20	16,060
11		6.250%, 07/01/09	11
6,949		6.500%, 04/01/09 - 01/01/17	7,127
240		7.000%, 12/01/08 - 03/01/15	248
57		7.500%, 08/01/09 - 11/01/11	58
81		8.000%, 09/01/09 - 01/01/12	84
41		8.500%, 05/01/10	43
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
1,021		6.000%, 07/01/32	1,052
3		6.500%, 07/01/13	3
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
63		6.000%, 01/01/19	65
171		6.500%, 08/01/18 - 05/01/21	178
104		7.000%, 03/01/14	108
488		7.500%, 10/01/16 - 07/01/18	517
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
120		8.000%, 12/01/08 - 05/01/19	127
16		8.250%, 08/01/17	16
4		8.750%, 05/01/09 - 05/01/11	4
		Federal National Mortgage Association,
58		ARM, 3.961%, 07/01/27	58
48		ARM, 4.447%, 01/01/19	48
384		ARM, 4.827%, 01/01/35	382
98		ARM, 4.858%, 03/01/19	97
3,738		ARM, 4.899%, 09/01/34	3,754
1,879		ARM, 4.949%, 12/01/35	1,889
40		ARM, 5.000%, 11/01/16	40
27		ARM, 5.115%, 06/01/27	27
24		ARM, 5.124%, 05/01/25	24
1,654		ARM, 5.220%, 10/01/27 - 01/01/37	1,678
13		ARM, 5.347%, 10/01/25	13
945		ARM, 5.380%, 04/01/36	960
798		ARM, 5.458%, 12/01/36	808
1,687		ARM, 5.498%, 07/01/36	1,711
1,910		ARM, 5.670%, 10/01/36	1,939
3,537		ARM, 5.798%, 04/01/37	3,604
7,147		ARM, 5.885%, 04/01/38	7,289
2,723		ARM, 5.931%, 12/01/36	2,780
1,589		ARM, 5.932%, 08/01/36	1,620
38		ARM, 6.019%, 08/01/17	38
6,202		ARM, 6.029%, 08/01/36	6,337
6,678		ARM, 6.091%, 08/01/36	6,824
3,013		ARM, 6.171%, 07/01/37	3,087
17		ARM, 6.328%, 08/01/19	18
2,980		ARM, 6.395%, 05/01/36	3,030
		Federal National Mortgage Association, 15 Year, Single Family,
11,637		4.000%, 07/01/18 - 01/01/19	11,563
21,549		4.500%, 05/01/18 - 05/01/19	21,739
40,741		5.000%, 12/01/13 - 10/01/20	41,499
16,191		5.500%, 12/01/08 - 06/01/20	16,579
31,167		6.000%, 01/01/09 - 04/01/21	31,971
396		6.500%, 02/01/09 - 09/01/13	406
120		7.000%, 06/01/10 - 03/01/15	123
229		7.500%, 08/01/09 - 05/01/15	238
27		8.000%, 08/01/09 - 11/01/15	28
69		8.500%, 11/01/11	71
6		9.000%, 02/01/10 - 03/01/12	7
		Federal National Mortgage Association, 20 Year, Single Family,
9,101		6.000%, 03/01/18 - 04/01/24	9,343
1,144		6.500%, 01/01/14 - 08/01/19	1,183
229		7.000%, 12/01/13 - 08/01/21	240
73		7.500%, 11/01/13 - 06/01/16	77
106		8.000%, 07/01/14 - 11/01/15	113
		Federal National Mortgage Association, 30 Year, FHA/VA,
704		5.500%, 08/01/34	718
83		6.000%, 07/01/17	86
3		6.500%, 08/01/14	3
3		8.000%, 02/01/23	3
30		8.500%, 03/01/27	33
		Federal National Mortgage Association, 30 Year, Single Family,
45		6.500%, 03/01/26	47
5		7.500%, 01/01/11	5
285		8.000%, 01/01/09 - 12/01/30	301
23		8.500%, 01/01/10 - 09/01/21	25
213		9.000%, 02/01/31	232
81		9.500%, 07/01/28	90
18		10.000%, 02/01/24	21
		Federal National Mortgage Association, Other,
4,238		4.000%, 07/01/13 - 07/01/17	4,244
7,395		4.500%, 10/01/13 - 12/01/19	7,482
8,078		5.000%, 01/01/14 - 04/01/14	8,284
10,857		5.500%, 07/01/09 - 09/01/17	11,129
3,886		5.819%, 03/01/47	3,940
8,261		6.000%, 09/01/17	8,460
1		7.500%, 08/15/09	1
221		Government National Mortgage Association II, ARM, 4.625%, 08/20/16 - 09/20/22	220
4		ARM, 5.000%, 03/20/16	4
201		ARM, 5.125%, 11/20/15 - 11/20/25	200
235		ARM, 5.375%, 01/20/16 - 01/20/28	235
19		Government National Mortgage Association II, 15 Year, Single Family, 6.000%, 11/20/14	19
		Government National Mortgage Association II, 30 Year, Single Family,
34		7.500%, 09/20/28	36
70		8.000%, 09/20/26 - 12/20/27	75
96		8.500%, 03/20/25 - 04/20/25	103
		Government National Mortgage Association, 15 Year, Single Family,
29		6.000%, 04/15/14	30
5		6.500%, 07/15/09	5
1		7.000%, 01/15/09	1
5		8.000%, 09/15/09	5
		Government National Mortgage Association, 30 Year, Single Family,
29		8.500%, 04/15/25	32
22		9.000%, 09/15/09 - 10/15/26	23
728		9.500%, 07/15/20 - 12/15/25	802
69		12.000%, 11/15/19	79

		Total Mortgage Pass-Through Securities (Cost $349,066)	353,345

		U.S. Government Agency Securities — 17.2%
		Federal Farm Credit Bank,
2,000		3.250%, 03/25/11	2,000
1,123		5.050%, 02/01/11	1,182
		Federal Home Loan Bank System,
2,980		3.125%, 03/08/13	2,972
5,000		3.375%, 08/13/10 (c)	5,096
2,500		3.375%, 06/24/11 (c)	2,540
3,705		3.375%, 03/26/12	3,731
1,000		3.730%, 05/01/12	1,005
7,000		3.875%, 12/10/10	7,178
2,080		4.000%, 02/15/11 (c)	2,146
5,000		4.000%, 09/06/13 (c)	5,186
1,675		4.375%, 09/09/11	1,750
1,850		4.500%, 06/09/10	1,919
750		4.516%, 08/10/10	777
4,600		4.625%, 02/18/11 (c)	4,807
10,000		4.750%, 04/24/09	10,153
6,000		4.875%, 11/18/11 (c)	6,339
4,000		5.000%, 12/11/09	4,120
		Federal Home Loan Mortgage Corp.,
2,500		3.250%, 02/19/10	2,510
62,200		3.250%, 07/16/10	63,347
2,500		4.125%, 09/01/09	2,542
7,000		4.125%, 11/30/09	7,140
12,000		4.125%, 07/12/10	12,388
4,000		4.750%, 09/22/10	4,154
29,000		4.750%, 01/18/11	30,383
6,500		5.250%, 07/18/11	6,926
2,000		5.500%, 09/15/11 (c)	2,150
10,000		5.750%, 03/15/09	10,140
5,000		5.750%, 01/15/12	5,389
11,000		6.625%, 09/15/09	11,421
7,500		6.875%, 09/15/10 (c)	8,089
		Federal National Mortgage Association,
11,000		2.500%, 04/09/10	11,078
8,725		2.750%, 04/11/11	8,777
2,000		3.000%, 07/12/10	2,029
9,850		3.250%, 08/12/10 (c)	10,026
1,050		3.700%, 11/21/11	1,059
9,250		3.875%, 12/10/09	9,436
4,000		3.875%, 02/15/10	4,090
5,000		4.050%, 04/18/13	5,164
1,235		4.350%, 05/29/13	1,249
7,000		4.500%, 02/15/11 (c)	7,301
1,700		4.750%, 03/12/10	1,753
20,000		4.750%, 02/21/13	21,295
4,000		4.875%, 05/18/12 (c)	4,190
7,000		5.000%, 10/15/11 (c)	7,405
10,050		6.000%, 05/15/11 (c)	10,820
20,000		6.375%, 06/15/09 (c)	20,548
3,500		7.250%, 01/15/10 (c)	3,704

		Total U.S. Government Agency Securities (Cost $353,345)	359,404

		U.S. Treasury Obligations — 22.2%
		U.S. Treasury Inflation Indexed Notes,
3,650		2.000%, 04/15/12	3,735
22,000		2.375%, 04/15/11	22,801
3,000		3.875%, 01/15/09 (c)	3,961
850		4.250%, 01/15/10	1,081
		U.S. Treasury Notes,
20,000		1.750%, 03/31/10 (c)	20,291
88,000		2.375%, 08/31/10 (c)	90,262
3,700		2.625%, 05/31/10 (c)	3,799
4,000		3.125%, 11/30/09 (c)	4,089
3,000		3.375%, 09/15/09 (c)	3,058
20,000		3.375%, 07/31/13 (c)	21,441
19,600		3.625%, 10/31/09	20,076
18,500		3.875%, 05/15/09 (m)	18,776
30,000		3.875%, 10/31/12 (c)	33,028
25,000		4.000%, 08/31/09 (m)	25,571
45,000		4.000%, 09/30/09 (c)	46,146
25,000		4.500%, 11/15/10 (c)	26,795
10,000		4.625%, 07/31/09 (c)	10,254
33,000		4.625%, 11/15/09 (m)	34,176
5,000		4.625%, 10/31/11 (c)	5,495
2,000		4.625%, 07/31/12 (c)	2,238
12,000		4.875%, 05/15/09	12,236
9,000		4.875%, 05/31/09 (c)	9,187
10,000		4.875%, 06/30/09 (c)	10,240
35,000		4.875%, 08/15/09 (c)	35,987

		Total U.S. Treasury Obligations (Cost $455,597)	464,723

		Total Long-Term Investments (Cost $2,056,273)	2,032,692

SHARES

Short-Term Investment — 2.4%
Investment Company — 2.4%
50,605	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares (b) (Cost $50,605)	50,605

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

	Investments of Cash Collateral for Securities on Loan — 16.6%
	Asset-Backed Security — 0.1%
1,559	GSAA Trust, Series 2006-3, Class A1, VAR, 1.475%, 12/26/08 (d) (i)	1,237

	Certificate of Deposit — 0.0% (g)
1,250	Calyon, New York, VAR, 1.147%, 03/15/10	1,205

	Corporate Notes — 3.4%
6,000	BBVA Senior Finance S.A., (Spain), VAR, 2.869%, 03/12/10 (d) (e)	5,857
6,000	General Electric Capital Corp., VAR, 1.150%, 03/12/10 (d)	5,568
11,000	Goldman Sachs Group, Inc. (The), VAR, 0.880%, 02/13/09 (d)	10,961
10,000	Metropolitan Life Global Funding I, VAR, 4.570%, 02/09/09 (d) (e)	9,875
7,300	Monumental Global Funding III, VAR, 2.203%, 05/24/10 (d) (e)	6,740
15,000	National Australia Bank Ltd., (Australia), VAR, 3.025%, 04/06/09 (d) (e)	14,999
2,000	Pricoa Global Funding I, VAR, 1.155%, 12/15/09 (d) (e)	1,840
15,000	Svenska Handelsbanken AB, (Sweden), VAR, 4.418%, 02/06/09 (e)	15,023

		70,863

SHARES

	Investment Company — 13.1%
274,111	JPMorgan Prime Money Market Fund, Capital Shares (b)	274,111

	Total Investments of Cash Collateral for Securities on Loan (Cost $349,220)	347,416

	Total Investments — 116.3% (Cost $2,456,098)	2,430,713

	Liabilities in Excess of Other Assets — (16.3)%	(340,136)

	NET ASSETS — 100.0%	$2,090,577

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ABS	—	Asset-Based Security
ARM	—	Adjustable Rate Mortgage
CMO	—	Collateralized Mortgage Obligation
GMAC	—	General Motors Acceptance Corp.
HB	—

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF	—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2008. The rate may be subject to a cap and floor.

IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	—

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The rate shown is the rate in effect as of November 30, 2008
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2008.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(d)	Defaulted Security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)

Security is guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(y)	Security was purchased prior to its affiliate with JPMorgan Chase & Co.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,036
Aggregate gross unrealized depreciation	(51,421)

Net unrealized appreciation/depreciation	($25,385)

Federal income tax cost of investments	$2,456,098

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$ 324,716	$ -
Level 2 - Other significant observable inputs	2,105,997	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 2,430,713	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Short Term Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — 94.4%
	Municipal Bonds — 94.4%
	Alabama — 2.6%
250	Alabama Public Housing Authorities, Series A, Rev., FSA, 3.500%, 01/01/10	251
2,500	Alabama Public School & College Authority, Capital Improvement, Series D, Rev., 5.750%, 08/01/09	2,594
	Huntsville Madison County Airport Authority,
2,330	Rev., FSA, 5.000%, 07/01/12	2,310
1,450	Rev., FSA, 5.000%, 07/01/13	1,419

		6,574

	Alaska — 0.8%
1,945	Alaska Energy Authority, Bradley Lake, Third Series, Rev., FSA, 6.000%, 07/01/09	1,992

	Arizona — 1.7%
2,400	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A, Rev., VAR, 2.030%, 12/04/08	2,088
1,700	Arizona School Facilities Board, COP, 5.500%, 09/01/13	1,823
375	Tucson & Prima Counties IDA, Mortgage-Backed Securities Program, Series 1A, Rev., VAR, GNMA/FNMA, 7.450%, 01/01/10	383

		4,294

	California — 4.7%
3,400	City of Lodi, Electric Systems, Capital Appreciation, Certificates, Series B, COP, MBIA, Zero Coupon, 01/15/09 (p)	1,382
2,020	Golden State Tobacco Securitization Corp., Enhanced Asset Backed, Series A-1, Rev., 4.500%, 06/01/17	1,572
1,000	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.000%, 11/15/09	988
1,210	Orange County Water District, Series B, COP, MBIA, 4.500%, 08/15/09	1,236
	State of California, Economic Recovery,
3,375	Series A, GO, MBIA, 5.250%, 07/01/13	3,628
2,750	Series B, GO, VAR, 5.000%, 03/01/10	2,842

		11,648

	Colorado — 2.2%
1,155	Delta County, Memorial Hospital District, Enterprise, Rev., 4.450%, 09/01/09	1,155
2,300	Denver City & County, Airport, Flotaing Rate Certificates, Series A2, Rev., VAR, 5.250%, 05/15/09	2,317
775	Denver City & County, Metropolitan Mayors Caucus, Series A, Rev., VAR, GNMA/FNMA/FHLMC COLL, 6.350%, 05/01/09	780
1,000	El Paso County School District No. 12, Cheyenne Mountain, GO, 5.700%, 09/15/09 (p)	1,033
330	El Paso County, Single Family Mortgage, Series A, Rev., 4.500%, 05/01/12	336

		5,621

	Connecticut — 3.8%
2,605	Connecticut State Higher Education Supplement Loan Authority, Family Education Loan Program, Series A, Rev., MBIA, 4.375%, 11/15/13	2,514
	State of Connecticut,
5,000	GO, 5.000%, 03/15/12	5,363
1,495	Series B, GO, 5.750%, 11/01/09 (p)	1,570

		9,447

	Delaware — 1.1%
2,500	Delaware Transportation Authority, Motor Fuel Tax Revenue, Series B, Rev., AMBAC, 5.250%, 07/01/12	2,701

	District of Columbia — 0.4%
1,090	District of Columbia, Series E, GO, 4.000%, 06/01/10	1,111

JPMorgan Short Term Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

	Municipal Bonds — Continued
	Florida — 10.0%
1,600	Broward County, Resource Recovery, Wheelabrator, Series A, Rev., 5.500%, 12/01/08	1,600
2,195	Collier County School Board, COP, FSA, 5.375%, 02/15/12 (p)	2,396
435	Escambia County, Housing Finance Authority, Multi-County Program, Series A, Rev., GNMA/FNMA, 2.625%, 10/01/09	436
2,150	Florida Housing Finance Corp., Multi-Family Mortgage, Heritage Villas, Series F, Rev., 4.000%, 10/01/10	2,138
3,500	Highlands County Health Facilities Authority, Adventist Health Hospital, Series I, Rev., VAR, 5.000%, 11/16/09	3,543
3,000	Miami-Dade County Educational Facilities Authority, University of Miami, Series B, Rev., 5.000%, 04/01/12	3,086
5,325	Miami-Dade County School Board, Series A, COP, AMBAC, 5.000%, 08/01/10	5,460
1,645	Miami-Dade County, Water & Sewer Systems, Series B, Rev., FSA, 5.000%, 10/01/13	1,742
2,650	Palm Beach County School Board, Series B, COP, VAR, FGIC, 5.000%, 08/01/11	2,712
2,000	University Athletic Association, Inc., Rev., VAR, LOC: Suntrust Bank, 3.800%, 10/01/11	2,008

		25,121

	Georgia — 0.6%
	Monroe County Development Authority, Pollution Control, Oglethorpe Power Corp.,
905	Series A, Rev., MBIA-IBC, 6.700%, 01/01/09	909
500	Series A, Rev., MBIA-IBC, 6.750%, 01/01/10	522

		1,431

	Hawaii — 1.2%
2,750	State of Hawaii, Series CZ, GO, FSA, 5.000%, 07/01/12 (p)	2,987

	Illinois — 3.5%
1,300	Chicago Transit Authority, Federal Transit Administration, Section 5309, Rev., Assured Guaranty Ltd., 5.000%, 06/01/14	1,397
1,000	City of Chicago, Pilsen Redevelopment, Tax Allocation, Series A, AMBAC, 4.350%, 06/01/13	976
1,800	City of Chicago, Sales Tax Revenue, Rev., FGIC, 5.375%, 01/01/09	1,825
1,000	City of Chicago, Wastewater Transmission, Second Lien, Rev., MBIA, 6.000%, 01/01/10	1,056
1,790	Illinois Educational Facilities Authority, Medical Term-Field Museum, Rev., VAR, 4.450%, 11/01/14	1,811
1,675	Winnebago County, School District No. 122 Harlem-Loves Park, GO, MBIA-RE, FGIC, 6.550%, 06/01/09	1,713

		8,778

	Indiana — 1.5%
1,750	Indiana Health Facility Financing Authority, Ascension Health, Series A3, Rev., VAR, 5.000%, 07/01/11	1,802
	New Albany Floyd County School Building Corp., First Mortgage,
635	Rev., MBIA-RE, FGIC, 5.000%, 01/15/09	638
1,305	Rev., MBIA-RE, FGIC, 5.000%, 01/15/10	1,347

		3,787

	Kansas — 1.4%
2,400	City of Olathe, Series 211, GO, 5.000%, 10/01/12	2,589
950	Sedgwick County Unified School District No. 259, GO, MBIA, 5.500%, 09/01/10	1,003

		3,592

	Louisiana — 0.6%
635	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Series B, Rev., 5.000%, 05/15/10	636

JPMorgan Short Term Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

	Municipal Bonds — Continued
	Louisiana — Continued
	Parish of St. Mary, Solid Waste,
280	Rev., 5.400%, 03/01/09	281
295	Rev., 5.400%, 03/01/10	298
310	Rev., 5.400%, 03/01/11	312

		1,527

	Massachusetts — 2.6%
2,000	Commonwealth of Massachusetts, Series A, GO, AMBAC, 6.500%, 11/01/14	2,390
3,000	Massachusetts Housing Finance Agency, Insured Construction Loan Notes, Series A, Rev., AMT, FSA, 4.125%, 12/29/08	3,003
	New Bedford Housing Authority, Capital Funding Program,
635	Series A, Rev., 3.000%, 10/01/09	643
375	Series A, Rev., 3.200%, 10/01/10	379

		6,415

	Michigan — 0.6%
1,470	Van Buren Township Local Development Authority, Tax Increment, GO, FGIC, 5.250%, 04/01/13 (p)	1,621

	Minnesota — 0.9%
2,250	South Washington County Independent School District No. 833, Series A, GO, MBIA, 5.600%, 02/01/10	2,345

	Mississippi — 0.4%
1,045	Mississippi Development Bank Special Obligation, Wilkinson County Correctional Center, Series D, Rev., 5.000%, 08/01/11	1,085

	Missouri — 2.6%
2,500	City of St. Louis, Lambert - St. Louis International Airport, Series A, Rev., FSA, 5.000%, 07/01/09	2,542
3,085	Missouri State Board of Public Buildings, Series A, Rev., 5.500%, 10/15/10	3,265
665	Riverview Gardens School District, Capital Appreciation, GO, FSA, Zero Coupon, 04/01/11	618

		6,425

	New Hampshire — 1.6%
4,000	New Hampshire Business Finance Authority, Pollution Control, Series A, Rev., VAR, 3.500%, 02/01/09	4,001

	New Jersey — 3.3%
4,500	New Jersey EDA, School Facilities Construction, Rev., VAR, FSA, 5.000%, 09/01/14	4,709
700	New Jersey State Educational Facilities Authority, Stevens Institute of Technology, Series A, Rev., 5.000%, 07/01/13	692
370	State of New Jersey, Series N, GO, MBIA-RE, FGIC, 5.500%, 07/15/13	407
2,250	State of New Jersey, Equipment Lease Purchase, Series A, COP, 5.000%, 06/15/10	2,329

		8,137

	New York — 7.7%
2,060	Erie County Industrial Development Agency, School District Buffalo Project, Series A, Rev., FSA, 5.000%, 05/01/12	2,175
3,000	New York State Dormitory Authority, Series B, Rev., VAR, 5.250%, 05/15/12	3,099
3,500	New York State Thruway Authority, Second Generation Highway & Bridge Trust Fund, Series B, Rev., 5.000%, 04/01/11	3,681
2,740	Suffolk County, Public Improvement, Series B, GO, 4.500%, 11/01/11	2,885
	Tobacco Settlement Financing Authority, Asset Backed,
2,000	Series A, Rev., 5.000%, 06/01/10	2,079
5,000	Series A-1, Rev., 5.000%, 06/01/11	5,247

		19,166

JPMorgan Short Term Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited) (continued)
 (Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

	Municipal Bonds — Continued
	North Carolina — 2.6%
2,090	North Carolina Eastern Municipal Power Agency, Series A, Rev., Assured Guaranty Ltd., 5.000%, 01/01/13	2,186
	North Carolina Medical Care Commission, First Mortgage, Deerfield,
1,000	Series A, Rev., 3.125%, 11/01/09	984
1,500	Series A, Rev., 3.375%, 11/01/10	1,448
1,850	North Carolina Municipal Power Agency, No. 1 - Catawba, Series A, Rev., 5.250%, 01/01/13	1,930

		6,548

	Ohio — 5.9%
3,400	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Turbo, Series A-2, Rev., 5.125%, 06/01/17	2,480
6,000	Cleveland-Cuyahoga County Port Authority, Rock & Roll Hall of Fame Project, Rev., FSA, 3.600%, 12/01/08	6,001
	Columbus Regional Airport Authority, Joseph Knight Towers Project,
40	Series A, Rev., GNMA COLL, 3.600%, 02/20/09	40
480	Series A, Rev., GNMA COLL, 4.300%, 02/20/14	463
4,325	Milford Exempt Village School District, School Improvement, GO, FSA, 5.125%, 12/01/11 (p)	4,689
1,000	University of Cincinnati, Series T, Rev., 5.500%, 06/01/10	1,047

		14,720

	Oklahoma — 0.1%
240	Oklahoma Housing Finance Agency, Single Family Housing, Series B-2, Rev., AMT, GNMA/FNMA, 6.800%, 09/01/09	244

	Oregon — 0.4%
1,075	Marion & Clackamas Counties School District No. 4J, Silver Falls, GO, 3.000%, 06/15/09	1,083

	Pennsylvania — 3.3%
500	City of Philadelphia, Gas Works, Fifth, Series A-1, Rev., FSA, 5.000%, 09/01/09	512
3,625	City of Philadelphia, Water & Wastewater Systems, Series A, Rev., AMBAC, 5.000%, 08/01/13	3,782
400	Pennsylvania State Higher Educational Facilities Authority, Allegheny Delaware Obligation, Series A, Rev., MBIA, 5.600%, 11/15/09	398
1,000	Pennsylvania State Higher Educational Facilities Authority, LaSalle University, Series A, Rev., 4.125%, 05/01/13	929
2,450	Philadelphia Parking Authority, Airport, Rev., 5.000%, 09/01/11	2,541

		8,162

	Puerto Rico — 1.5%
1,400	Children’s Trust Fund, Rev., 5.750%, 07/01/10 (p)	1,461
2,375	Puerto Rico Government Development Bank, Senior Notes, Series B, Rev., 5.000%, 12/01/08	2,375

		3,836

	Rhode Island — 1.6%
3,975	Rhode Island Refunding Bond Authority, Series A, Rev., AMBAC, 5.250%, 12/29/08	3,995

	South Carolina — 2.1%
1,160	Charleston County School District Development Corp., Series B, GO, SCSDE, 5.000%, 02/01/10	1,204
4,300	Tobacco Settlement Revenue Management Authority, Rev., 5.000%, 12/29/08	4,102

		5,306

	Tennessee — 2.4%
2,550	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University, Series A, Rev., 5.000%, 10/01/13	2,761

JPMorgan Short Term Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

	Municipal Bonds — Continued
	Tennessee — Continued
3,000	Shelby County, Public Improvement, Series A, GO, 5.625%, 04/01/10 (p)	3,152

		5,913

	Texas — 12.5%
	Austin Independent School District, Capital Appreciation,
1,035	GO, MBIA-RE, FGIC, Zero Coupon, 08/01/10	983
1,205	GO, MBIA-RE, FGIC, Zero Coupon, 08/01/11	1,099
4,500	Camino Real Regional Mobility Authority, Rev., 5.000%, 08/15/12	4,628
2,685	City of Beaumont, Waterworks & Sewer Systems, Rev., FGIC, 6.250%, 09/01/10 (p)	2,890
2,615	City of Frisco, Certificates Obligation, Series A, GO, FGIC, 5.250%, 02/15/11 (p)	2,788
3,125	City of Houston, Water & Sewer Systems, Junior Lien, Series B, Rev., FGIC, 5.250%, 12/01/10 (p)	3,319
2,785	City of San Antonio, Electric & Gas Systems, Series A, Rev., 5.000%, 02/01/12	2,962
3,400	Harris County Hospital District, Series B, Rev., VAR, MBIA, 4.799%, 08/16/10	3,306
2,205	Houston Community College System, Junior Lien, Series A, Rev., MBIA, 5.375%, 04/15/11 (p)	2,370
2,385	Houston Community College System, Junior Lien, Unrefunded Balance, Series A, Rev., MBIA, 5.375%, 04/15/11	2,500
1,000	Lower Colorado River Authority, Rev., 5.000%, 05/15/11	1,040
	San Leanna Educational Facilities Corp., Higher Education, Saint Edwards University Project,
285	Rev., 4.500%, 06/01/11	279
200	Rev., 4.500%, 06/01/12	192
1,500	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Series A, Rev., 5.000%, 02/15/13	1,525
1,500	Texas Municipal Gas Acquisition & Supply Corp., Series D, Rev., 5.000%, 12/15/08	1,499

		31,380

	Virginia — 5.8%
	Virginia Beach Development Authority, Sentara Health Systems,
2,985	Rev., 5.250%, 12/29/08	3,022
5,100	Series A, Rev., 5.000%, 12/01/11	5,437
4,500	Virginia Commonwealth Transportation Board, Federal Highway, Reimbursement Notes, Rev., 5.000%, 09/27/12	4,857
1,125	Virginia Resources Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/14	1,234

		14,550

	Washington — 0.4%
1,000	Energy Northwest Wind Project, Rev., MBIA, 5.000%, 07/01/10	1,034

	Total Long-Term Investments (Cost $237,857)	236,577

SHARES

	Short-Term Investment — 4.4%
	Investment Company — 4.4%
10,980	JPMorgan Tax Free Money Market Fund, Institutional Class Shares (b) (Cost $10,980)	10,980

	Total Investments — 98.8% (Cost $248,837)	247,557

	Other Assets in Excess of Liabilities — 1.2%	3,000

	NET ASSETS — 100.0%	$250,557

Percentages indicated are based on net assets.

JPMorgan Short Term Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited) (continued)
 (Amounts in thousands)

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,656
Aggregate gross unrealized depreciation	(2,936)

Net unrealized appreciation/depreciation	$(1,280)

Federal income tax cost of investments	$248,837

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
EDA	—	Economic Development Authority
FGIC	—	Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IBC	—	Insured Bond Certificates
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MBIA	—	Municipal Bond Insurance Association
RE	—	Reinsured
Rev.	—	Revenue Bond
SCSDE	—	South Carolina School District Enhancement
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2008.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund’s assets and liabilities carried at a fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$ 10,980	$ -
Level 2 - Other significant observable inputs	236,577	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 247,557	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — 98.1%
	Municipal Bonds — 98.1%
	Alabama — 1.1%
8,000	Alabama State Public School & College Authority, Capital Improvement, Series C, Rev., 5.750%, 07/01/09 (m)	8,273

	Alaska — 1.0%
	Alaska Energy Authority Power, Bradley Lake, Fourth Series,
3,485	Rev., FSA, 6.000%, 07/01/17 (m)	3,788
3,915	Rev., FSA, 6.000%, 07/01/19 (m)	4,337

		8,125

	Arizona — 2.5%
5,000	Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.500%, 01/01/18 (m)	4,230
15,000	Glendale Western Loop 101 Public Facilities Corp., Series A, Rev., 6.250%, 01/01/14	15,041

		19,271

	California — 16.0%
2,500	California Educational Facilities Authority, Claremont McKenna College, Rev., 5.000%, 01/01/18	2,240
	California Health Facilities Financing Authority, Marshall Medical Center,
2,200	Series A, Rev., 5.000%, 11/01/14	1,907
2,000	Series A, Rev., 5.000%, 11/01/14	1,636
2,000	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.500%, 10/01/18	1,989
	California State Department of Water Resources, Power Supply,
2,000	Series A, Rev., MBIA-IBC, 5.250%, 05/01/12 (p)	2,225
4,000	Series A, Rev., XLCA, 5.375%, 05/01/12 (p)	4,467
2,750	California State Public Works Board, Department of Corrections, Series C, Rev., 5.500%, 12/01/13	2,757
3,000	California State Public Works Board, Department of Mental Health, Coalinga State Hospital, Series A, Rev., 5.500%, 06/01/14	3,009
	California State University, Systemwide,
5,915	Series A, Rev., MBIA-RE, FGIC, 5.000%, 05/01/13	5,179
2,850	Series C, Rev., MBIA, 5.000%, 11/01/15	2,723
4,000	California Statewide Communities Development Authority, Insured Health Facilities, Los Angeles Jewish Home, Rev., 5.250%, 11/15/13	3,615
350	Chico Public Financing Authority, Merged Redevelopment Project, Tax Allocation, MBIA, 5.000%, 04/01/10	330
3,555	City of Oakland, Sewer System, Series A, Rev., FSA, 5.000%, 06/15/14	3,382
1,000	Fullerton University Foundation, Series A, Rev., MBIA, 5.750%, 07/01/10	981
8,000	Golden State Tobacco Securitization Corp., Asset- Backed, Series A-1, Rev., 5.750%, 06/01/17	5,016
325	Golden West Schools Financing Authority, Series A, Rev., MBIA, 5.800%, 02/01/20	333
2,000	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/21	1,524
5,000	Los Angeles Department of Water & Power System, Sub Series A-1, Rev., 5.250%, 07/01/18	4,666
3,080	Los Angeles Harbor Department, Rev., 7.600%, 10/01/18 (p)	3,735
10,000	Los Angeles Unified School District, Election of 1997, Series E, GO, MBIA, 5.125%, 07/01/12 (p)	11,026
6,000	Metropolitan Water District of Southern California, Series A, Rev., 5.000%, 07/01/17	5,644
	Orange County Development Agency, Santa Ana Heights Project Area, Tax Allocation,
1,265	AMBAC, 5.250%, 09/01/13	1,279
2,120	AMBAC, 5.250%, 09/01/13	2,091
1,805	Pomona Public Financing Authority, Merged Redevelopment, Unrefunded Balance, Series AH, Rev., AMBAC, 5.250%, 02/01/13	1,824
50	Pomona Unified School District, Series A, GO, MBIA, 6.100%, 02/01/20	52
2,555	San Bernardino Joint Powers Financing Authority, Tax Allocation, Series A, FSA, 5.750%, 10/01/25	2,691
160	San Mateo County Transportation District, Series A, Rev., MBIA, 5.250%, 06/01/19	172
4,500	Santa Ana Financing Authority, Police Administration & Holding Facility, Series A, Rev., MBIA, 6.250%, 07/01/24	4,813
6,765	Saugus Union School District, Capital Appreciation, GO, MBIA-RE, FGIC, Zero Coupon, 08/01/22	2,939
	South Orange County Public Financing Authority, Foothill Area, Special Tax,
4,740	Series A, MBIA-RE, FGIC, 5.250%, 08/15/14	4,671
3,880	Series A, MBIA-RE, FGIC, 5.250%, 08/15/14	3,695
	State of California,
5,000	GO, 5.000%, 08/01/13	4,305
3,000	GO, 5.250%, 02/01/13	3,043
20	GO, XLCA-ICR, 5.000%, 02/01/12 (p)	22
5,500	State of California, Economic Recovery, Series A, GO, 5.000%, 07/01/11	5,725
4,980	State of California, Unrefunded Balance, GO, XLCA-ICR, 5.000%, 02/01/12	4,950
4,550	Sweetwater Union High School District, Special Tax, Series A, FSA, 5.000%, 09/01/15	4,250
2,060	University of California, Series G, Rev., MBIA-RE, FGIC, 5.000%, 05/15/13	1,997
6,710	University of California, Multiple Purpose Project, Series Q, Rev., FSA, 5.000%, 09/01/11 (p)	7,345

		124,248

	Colorado — 2.7%
3,550	Adams County, Single Family Mortgage, Capital Appreciation, Series 1985A, Rev., Zero Coupon, 06/01/16 (m) (p)	2,606
5,000	Arapahoe County School District No. 6-Littleton, GO, MBIA-RE, FGIC, 5.250%, 12/01/12 (m)	5,096
	Denver City & County, Airport,
1,600	Series A, Rev., AMBAC, 6.000%, 11/15/10	1,590
5,295	Series D, Rev., AMBAC-TCRS, 7.750%, 11/15/13	5,656
2,000	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, MBIA-RE, FGIC, 5.750%, 12/15/14	2,131
10,000	E-470 Public Highway Authority, Capital Appreciation, Series B, Rev., MBIA, Zero Coupon, 09/01/22	3,774

		20,853

	Connecticut — 0.0% (g)
80	Connecticut State Health & Educational Facility Authority, Eastern Connecticut Health, Series A, Rev., RADIAN, 6.375%, 07/01/10 (p)	87

	Delaware — 0.8%
5,000	Delaware State EDA, Osteopathic Hospital Association, Series A, Rev., 6.900%, 01/01/18 (p)	5,919

	District of Columbia — 1.5%
3,965	District of Columbia, Series B, GO, MBIA, 6.000%, 06/01/19	4,323
6,950	District of Columbia, George Washington University, Series A, Rev., MBIA, 6.000%, 09/15/09	7,216

		11,539

	Florida — 2.9%
3,750	City of Lakeland, Electric & Water System, First Lien, Series B, Rev., FSA, 6.050%, 10/01/14	4,208
5,000	Highlands County Health Facilities Authority, Hospital Adventist Sunbelt, Series A, Rev., 6.000%, 11/15/11 (p)	5,559
3,205	Hillsborough County Aviation Authority, Tampa International Airport, Series B, Rev., MBIA- RE, FGIC, 6.000%, 10/01/18	3,369
2,415	Hillsborough County, Parks & Recreation Program, GO, MBIA, 5.250%, 07/01/25	2,460
	Orange County, Health Facilities Authority,
3,760	Series A, Rev., MBIA, 6.250%, 10/01/12 (p)	4,270
1,580	Series C, Rev., MBIA, 6.250%, 10/01/12 (p)	1,795
680	Orange County, Health Facilities Authority, Unrefunded Balance, Series C, Rev., MBIA, 6.250%, 10/01/12	717

		22,378

	Georgia — 6.2%
1,500	City of Fairburn, Combined Utilities, Rev., 5.750%, 10/01/10 (p)	1,620
10,000	Dalton Development Authority, Hamilton Health Care System, Rev., MBIA, 5.500%, 08/15/26 (k)	8,039
	Forsyth County School District,
7,700	GO, 5.750%, 02/01/10 (p)	8,209
7,000	Main Street Natural Gas, Inc., Series A, Rev., 5.500%, 09/15/24	5,261
10,485	Metropolitan Atlanta Rapid Transit Authority, Series P, Rev., AMBAC, 6.250%, 07/01/20	11,671
	Municipal Electric Authority of Georgia,
4,500	Series BB, Rev., MBIA-IBC, 5.250%, 01/01/25	4,519
2,490	Series C, Rev., MBIA-IBC, 5.250%, 01/01/25	2,501
5,500	State of Georgia, Series B, GO, 6.000%, 03/01/12	6,056

		47,876

	Illinois — 4.8%
1,750	Chicago Public Building, Commission Building, Series A, Rev., MBIA, 7.000%, 01/01/20 (p)	2,107
1,480	Cook County Community High School District No. 219-Niles Township, GO, FGIC, 8.000%, 12/01/15 (p)	1,923
2,510	Cook County Community High School District No. 219-Niles Township, Unrefunded Balance, GO, FGIC, 8.000%, 12/01/15	3,148
3,945	Illinois Health Facilities Authority, Revolving Fund, Series A, Rev., VAR, 5.500%, 08/01/11	3,806
7,000	Metropolitan Pier & Exposition Authority, McCormick Plan Expansion Project, Rev., MBIA- RE, FGIC, 5.500%, 12/15/09	7,066
	Regional Transportation Authority,
2,425	Rev., MBIA, 6.250%, 07/01/15	2,776
6,000	Rev., MBIA, 6.500%, 07/01/30	6,577
4,000	Series D, Rev., MBIA-RE, FGIC, 7.750%, 06/01/19	4,815
4,725	State of Illinois, Series P, Rev., 6.500%, 06/15/22	5,351

		37,569

	Indiana — 2.5%
1,550	Beech Grove School Building Corp., First Mortgage, Rev., MBIA, 6.250%, 07/05/16	1,718
3,000	Indiana Municipal Power Agency Supply System, Series B, Rev., MBIA, 5.500%, 01/01/16	3,174
	Indiana Transportation Finance Authority, Highway,
8,750	Series A, Rev., 6.800%, 12/01/16	9,756
885	Series A, Rev., 7.250%, 06/01/15	952
3,115	Indiana Transportation Finance Authority, Highway, Unrefunded Balance, Airport Facility, Series A, Rev., 7.250%, 06/01/15	3,494

		19,094

	Kansas — 0.5%
3,050	Johnson County Unified School District 232, Series A, GO, FSA, 5.250%, 09/01/15	3,073
1,025	Sedgwick County Unified School District 266, GO, MBIA, 5.000%, 09/01/17	1,039

		4,112

	Kentucky — 0.5%
4,090	Louisville & Jefferson County Metropolitan Sewer District, Series A, Rev., MBIA-RE, FGIC, 5.625%, 11/15/09	4,171

	Louisiana — 2.0%
	St. Bernard Parish, Sales & Use Tax,
2,535	Rev., FSA, 5.000%, 03/01/14	2,648
2,445	Rev., FSA, 5.000%, 03/01/14	2,525
2,760	Rev., FSA, 5.000%, 03/01/14	2,811
1,505	Rev., FSA, 5.000%, 03/01/14	1,514
2,885	Rev., FSA, 5.000%, 03/01/14	2,860
	State of Louisiana, Gas & Fuels Tax,
2,000	Series A, Rev., AMBAC, 5.375%, 06/01/12	2,036
1,040	Series A, Rev., AMBAC, 5.375%, 06/01/12	1,052

		15,446

	Massachusetts — 0.6%
2,250	Massachusetts Port Authority, Series B, Rev., AMT, FSA, 5.500%, 07/01/09	2,219
1,975	Massachusetts State College Building Authority, Series A, Rev., Commonwealth GTD, 7.500%, 05/01/14	2,248

		4,467

	Michigan — 1.9%
15,000	Michigan Strategic Fund, Detroit Education Community Center Convention, Rev., VAR, AMBAC, 4.850%, 09/01/11	15,138

	Minnesota — 0.1%
535	Minnesota Housing Finance Agency, Rental Housing, Series D, Rev., MBIA, 5.900%, 01/05/09	537

	Mississippi — 1.2%
7,940	Mississippi Development Bank Special Obligation, Gulfport Water & Sewer Project, Rev., FSA, 6.000%, 07/01/12 (p)	9,040

	Missouri — 0.5%
1,105	City of Sikeston, Electric, Rev., MBIA, 6.000%, 06/01/16	1,189
1,505	Jackson County, Public Building Corp., Capital Improvements Project, Rev., 5.000%, 12/01/13	1,426
1,000	University of Missouri, Curators University, Series B, Rev., 5.000%, 11/01/13	1,042

		3,657

	Montana — 0.8%
890	Montana State Board of Regents, Higher Education, Series H, Rev., AMBAC, 5.000%, 11/15/14	908
	Montana State Board of Regents, Higher Education, Montana State University,
1,215	Series I, Rev., AMBAC, 5.000%, 11/15/14	1,205
2,500	Series I, Rev., AMBAC, 5.000%, 11/15/14	2,536
1,210	Series I, Rev., AMBAC, 5.000%, 11/15/14	1,213

		5,862

	Nebraska — 0.1%
1,000	Nebraska Public Power District, Series B, Rev., 5.000%, 01/01/18	880

	Nevada — 1.5%
5,000	Clark County School District, Series A, GO, MBIA, 7.000%, 06/01/11	5,511
6,000	Truckee Meadows Water Authority, Series A, Rev., FSA, 5.000%, 07/01/11 (p)	6,427

		11,938

	New Jersey — 1.5%
5,000	New Jersey Housing & Mortgage Finance Agency, Series AA, Rev., 6.375%, 10/01/18	5,152
	New Jersey Transportation Trust Fund Authority, Transportation Systems,
1,000	Series A, Rev., 5.750%, 06/15/15 (p)	1,165
5,000	Series C, Rev., MBIA, 5.250%, 06/15/15 (p)	5,675

		11,992

	New Mexico — 0.4%
3,030	Los Alamos County, Utilities, Series A, Rev., FSA, 5.000%, 07/01/13	3,177

	New York — 18.2%
3,000	Metropolitan Transportation Authority, Series A, Rev., 5.125%, 07/01/12	2,787
	New York City,
6,040	Series A, GO, 6.000%, 05/15/10 (p)	6,480
7,885	Series F, GO, 6.000%, 01/15/13 (p)	8,980
5,000	New York City Municipal Water Finance Authority, Series DD, Rev., 4.500%, 06/15/18	4,022
2,000	New York City Municipal Water Finance Authority, Second Generation Resolution, Sewer, Series DD, Rev., 5.000%, 06/15/12	1,787
565	New York City Municipal Water Finance Authority, Unrefunded Balance, Series B, Rev., 6.000%, 06/15/10	602
5,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series CC, Rev., 5.000%, 06/15/18	4,601
5,000	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/18	5,015
17,000	New York City Transitional Finance Authority, Future Tax Secured, Series C, Rev., 5.500%, 05/01/10 (p)	18,094
1,530	New York City Transitional Finance Authority, Future Tax Secured, Unrefunded Balance, Series B, Rev., 5.500%, 02/01/11	1,611
	New York City, Unrefunded Balance,
9,255	GO, 6.000%, 01/15/13	9,996
745	Series A, GO, 6.000%, 05/15/10	784
	New York Municipal Bond Bank Agency,
1,900	Series C, Rev., 5.250%, 06/01/13	1,882
2,000	Series C, Rev., 5.250%, 06/01/13	1,978
	New York State Dormitory Authority, City University System, CONS,
3,000	Series A, Rev., FGIC, 5.125%, 07/01/10 (p)	3,164
5,000	Series A, Rev., FSA-CR, 5.750%, 07/01/13	5,267
2,025	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Series A, Rev., 5.000%, 02/15/17	1,727
2,000	New York State Dormitory Authority, State University Dormitory Facilities, Series A, Rev., 5.000%, 07/01/18	1,737
	New York State Environmental Facilities Corp., Revolving Funds, Municipal Water Project,
9,345	Series D, Rev., 5.375%, 06/15/12	9,631
7,270	Series E, Rev., 5.375%, 06/15/12	7,708
7,135	Series E, Rev., 5.375%, 06/15/12	7,480
26,000	Port Authority of New York & New Jersey, CONS, 93rd Series, Rev., 6.125%, 06/01/24	26,937
10	Rome City School District, GO, MBIA-RE, FGIC, 5.000%, 06/15/12	11
	Tobacco Settlement Financing Corp.,
3,000	Series B-1C, Rev., 5.500%, 06/01/13	2,982
3,000	Series B-1C, Rev., 5.500%, 06/01/13	2,947
3,000	Tobacco Settlement Financing Corp., Asset-Backed, Series A-1, Rev., 5.500%, 06/01/13	3,004

		141,214

	North Carolina — 1.5%
	City of Charlotte,
6,600	GO, 5.500%, 06/01/10 (p)	7,095
4,400	Cumberland County, GO, 5.700%, 03/01/10 (p)	4,704
25	North Carolina Housing Finance Agency, Single Family Mortgage, Series FF, Rev., AMT, FHA, 6.250%, 01/05/09	26

		11,825

	North Dakota — 1.3%
4,325	City of Bismarck, Healthcare Facilities, St. Alexius Medical Center, Series A, Rev., FSA, 5.250%, 01/05/09	4,420
5,000	Mercer County, Antelope Valley Station, Rev., AMBAC, 7.200%, 06/30/13	5,526

		9,946

	Ohio — 2.1%
1,500	Chillicothe City School District, School Improvement, GO, FGIC, 5.250%, 12/01/14 (p)	1,689
695	Cleveland-Cuyahoga County Port Authority, Building Funding Program, Columbia National, Series D, Rev., 5.000%, 11/15/15	553
2,055	Cleveland-Cuyahoga County Port Authority, Port Development Cleveland Bond Fund, Series C, Rev., 5.950%, 05/15/12	1,701
3,000	Lucas County, Hospital, Promedica Healthcare Obligation Group, Rev., AMBAC, 5.625%, 11/15/09	3,047
	Richland County, Correctional Facilities Improvement,
500	GO, Assured Guaranty, 5.875%, 12/01/18	505
400	GO, Assured Guaranty, 6.000%, 12/01/18	403
250	GO, Assured Guaranty, 6.125%, 12/01/18	251
400	GO, Assured Guaranty, 6.125%, 12/01/18	398
	RiverSouth Authority, Riverfront Area Redevelopment,
2,080	Series A, Rev., 5.250%, 06/01/14	2,142
1,255	Series A, Rev., 5.250%, 06/01/14	1,282
1,000	Series A, Rev., 5.250%, 06/01/14	1,013
1,025	Series A, Rev., 5.250%, 06/01/14	1,034
	Toledo-Lucas County, Port Authority, Northwest Ohio Bond Fund,
820	Series A, Rev., 6.000%, 05/15/11 (p)	805
1,650	Series C, Rev., LOC: Fifth Third Bank of Northwest Ohio, 6.375%, 11/15/13	1,220
685	Toledo-Lucas County, Port Authority, Northwest Ohio Bond Fund, Woodsage Project, Series B, Rev., 5.400%, 05/15/14	606

		16,649

	Oklahoma — 0.0% (g)
140	Oklahoma Housing Finance Agency, Single Family Housing, Series B-2, Rev., AMT, GNMA/FNMA, 6.800%, 09/01/09	142

	Pennsylvania — 1.2%
2,375	Delaware River Port Authority of Pennsylvania & New Jersey, Rev., FSA, 5.625%, 01/01/10	2,443
6,500	Pennsylvania IDA, Economic Development, Rev., AMBAC, 5.500%, 07/01/12	6,699

		9,142

	Puerto Rico — 2.0%
5,655	Commonwealth of Puerto Rico, GO, MBIA, 6.000%, 07/01/16	5,654
10,000	Puerto Rico Electric Power Authority, Series KK, Rev., MBIA, 5.500%, 07/01/15	9,899
7,500	Puerto Rico Sales Tax Financing Corp., Capital Appreciation, Series A, Rev., AMBAC, Zero Coupon, 08/01/54	256

		15,809

	South Carolina — 5.5%
6,385	City of Spartanburg, Series A, Rev., FSA, 4.375%, 06/01/17	5,279
4,100	Georgetown County School District, GO, SCSDE, 5.750%, 03/01/11 (p)	4,427
3,660	Greenwood Metropolitan District, Rev., FSA, 4.250%, 10/01/18	2,815
9,515	Laurens County School District, No. 056, GO, Assured Guaranty, SCSDE, 6.125%, 03/01/19	9,837
3,900	Piedmont Municipal Power Agency, Electric, Rev., FGIC, 6.750%, 01/01/20 (p)	4,694
4,615	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., FGIC, 6.750%, 01/01/20	4,909
8,945	South Carolina Jobs & EDA, Palmetto Healthcare, Series C, Rev., 6.875%, 08/01/13 (p)	10,317

		42,278

	South Dakota — 1.0%
2,941	Heartland Consumers Power District, Rev., 6.375%, 01/01/16 (p)	3,283
	Heartland Consumers Power District, Electric,
1,425	Rev., 7.000%, 01/01/16 (p)	1,595
2,500	Rev., FSA, 6.000%, 01/01/17	2,731

		7,609

	Texas — 7.3%
	Canyon Regional Water Authority, Wells Ranch Project,
4,435	Rev., AMBAC, 5.125%, 08/01/17	4,213
7,540	Rev., AMBAC, 5.125%, 08/01/17	7,031
445	City of Austin, Certificates of Obligation, GO, MBIA, 5.000%, 09/01/14	470
6,000	City of Brownsville, Priority Refunding, Utilities, Rev., MBIA, 6.250%, 09/01/14 (p)	6,564
2,200	City of Forney, Independant School District, School Building, Series A, GO, PSF-GTD, 5.750%, 08/15/18	2,238
4,250	City of San Antonio, Electric & Gas, Series 2000, Rev., 5.000%, 02/01/17 (p)	4,502
5,000	Dallas Area Rapid Transit, Senior Lien, Rev., 5.250%, 12/01/18	4,631
3,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Series A, Rev., MBIA-RE, FGIC, 5.500%, 11/01/11	2,673
5,645	Dickinson Independent School District, Schoolhouse, GO, PSF-GTD, 4.750%, 02/15/18	4,988
1,500	Harris County Health Facilities Development Corp., Children Hospital Project, Rev., 5.500%, 10/01/19 (p)	1,623
3,500	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series B, Rev., 7.250%, 12/01/18	3,507
5,000	Lower Colorado River Authority, Rev., 5.750%, 05/15/15	4,942
	Midtown Redevelopment Authority, Tax Allocation,
1,570	AMBAC, 5.000%, 01/01/15	1,425
1,650	AMBAC, 5.000%, 01/01/15	1,471
5,000	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.250%, 08/01/16	4,210
2,300	Texas Public Finance Authority, Midwestern State University, Rev., FSA, 5.250%, 12/01/18	2,119

		56,607

	Utah — 0.3%
3,000	City of Ogden, Water & Sewer, Rev., FSA, 4.625%, 06/15/18	2,376
75	Utah Housing Finance Agency, Single Family Mortgage, Senior Issue, Series A-2, Rev., FHA, VA MTGS, 6.250%, 01/05/09	76

		2,452

	Virginia — 0.5%
	City of Lynchburg Public Improvement,
1,105	GO, 5.000%, 06/01/14	1,183
1,035	GO, 5.000%, 06/01/14	1,095
1,205	GO, 5.000%, 06/01/14	1,249

		3,527

	Washington — 3.1%
7,000	Energy Northwest Electric, Columbia Generating Station, Series B, Rev., MBIA, 5.500%, 07/01/09	7,159
5,000	Energy Northwest Electric, Project No. 1, Series A, Rev., MBIA, 5.500%, 07/01/12	5,308
50	Energy Northwest, Public Power Supply System, Nuclear Project No. 1, Series B, Rev., 7.250%, 07/01/09 (p)	52
15	Energy Northwest, Public Power Supply System, Nuclear Project No. 1, Unrefunded Balance, Series B, Rev., 7.250%, 07/01/09	15
6,500	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., FSA, 5.000%, 08/15/18	5,481
5,430	Western Washington University, Housing & Dining, Junior Lien, Series A, Rev., AMBAC, 5.500%, 10/01/22	5,641

		23,656

	Wisconsin — 0.5%
	Wisconsin Health & Educational Facilities Authority, Froedert & Community,
2,910	Rev., 5.625%, 10/01/11 (p)	3,209
	Wisconsin Health & Educational Facilities Authority, Froedert & Community, Unrefunded Balance,
250	Rev., 5.625%, 10/01/11	268
120	Rev., 5.625%, 10/01/11	128

		3,605

	Total Long-Term Investments (Cost $763,681)	760,110

SHARES

	Short-Term Investment — 0.3%
	Investment Company — 0.3%
2,108	JPMorgan Tax Free Money Market Fund, Institutional Class Shares (b) (Cost $2,108)	2,108

	Total Investments — 98.4% (Cost $765,789)	762,218
	Other Assets in Excess of Liabilities — 1.6%	12,082

	NET ASSETS — 100.0%	$774,300

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Short Futures Outstanding
(194)	30 Year U.S. Treasury Bond	03/31/09	$(24,732)	($649)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
CONS	—	Consolidated Bonds
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICR	—	Insured Custodial Receipts
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MBIA	—	Municipal Bond Insurance Association
MTGS	—	Mortgages
PSF	—	Permanent School Fund
RADIAN	—	Radian Asset Assurance
RE	—	Reinsured
Rev.	—	Revenue Bond
SCSDE	—	South Carolina School District Enhancement
TCRS	—	Transferable Custodial Receipts
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2008.
XLCA	—	XL Capital Assurance

(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.
(g)		Amount rounds to less than 0.1%
(k)		Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)		Security is prerefunded or escrowed to maturity.
(t)		The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,252
Aggregate gross unrealized depreciation	(29,823)

Net unrealized appreciation/depreciation	($3,571)

Federal income tax cost of investments	$765,789

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 - Quoted prices	$ 2,108	$ -	$ (649)
Level 2 - Other significant observable inputs	760,110	-	-
Level 3 - Significant unobservable inputs	-	-	-
Total	$ 762,218	$ -	$ (649)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Treasury & Agency Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 89.1%
	U.S. Government Agency Securities — 17.1%
	Federal Farm Credit Bank,
20,000	3.625%, 07/15/11	20,481
24,000	3.875%, 06/04/12	24,666
9,745	4.000%, 05/21/13	10,077
25,000	4.350%, 09/02/14	26,225
20,000	4.500%, 10/17/12	20,958
40,000	5.375%, 07/18/11	42,644
360	6.200%, 11/30/09	375
500	6.270%, 01/26/16	573
1,720	6.820%, 03/16/09	1,750
855	6.900%, 09/01/10	919
	Federal Home Loan Bank System,
9,400	5.310%, 12/28/12	10,147
250	5.490%, 12/22/08	250
8,000	5.610%, 02/11/09	8,073
5,000	5.750%, 05/15/12	5,425
675	6.200%, 06/02/09	692
1,000	6.500%, 11/13/09	1,042
100	7.030%, 07/14/09	104
690	7.375%, 02/12/10	733
1,406	New Valley Generation I, 7.299%, 03/15/19	1,626
3,953	New Valley Generation II, Series 2001, 5.570%, 05/01/20	4,171

	Total U.S. Government Agency Securities (Cost $175,882)	180,931

	U.S. Treasury Obligations — 72.0%
	U.S. Treasury Inflation Indexed Notes,
50,000	2.000%, 04/15/12	51,167
165,000	2.375%, 04/15/11	171,003
	U.S. Treasury Notes,
103,000	2.375%, 08/31/10 (c)	105,647
30,000	2.625%, 05/31/10	30,804
95,000	2.750%, 10/31/13 (c)	98,763
3,000	2.875%, 01/31/13 (c)	3,186
6,000	3.375%, 11/30/12 (c)	6,492
25,000	3.875%, 10/31/12 (c)	27,524
70,000	4.000%, 08/31/09	71,597
5,500	4.000%, 04/15/10 (c)	5,748
40,000	4.625%, 08/31/11	43,778
81,000	4.625%, 10/31/11 (c)	89,018
17,000	4.625%, 07/31/12	19,028
4,000	4.750%, 02/15/10	4,195
25,270	4.750%, 03/31/11 (c)	27,465
4,000	4.750%, 01/31/12	4,427

	Total U.S. Treasury Obligations (Cost $754,476)	759,842

	Total Long-Term Investments (Cost $930,358)	940,773

SHARES

		Short-Term Investments — 10.1%
		Investment Companies — 10.1%
—	(h)	JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class Shares (b)	$—	(h)
105,976		JPMorgan Federal Money Market Fund, Institutional Class Shares (b) (Cost $105,976)	105,976

		Total Investment Companies (Cost $105,976)	105,976

		Total Short-Term Investments (Cost $105,976)	105,976

PRINCIPAL AMOUNT ($)

	Investments of Cash Collateral for Securities on Loan — 27.7%
	Repurchase Agreements — 27.7%
55,000	Banc of America Securities LLC, 0.35%, dated 11/28/08, due 12/01/08, repurchase price $55,002, collateralized by U.S. Government Agency Mortgages with a value of $56,100	55,000
55,000	Citigroup Global Markets, Inc., 0.76%, dated 11/28/08, due 12/01/08, repurchase price $55,003, collateralized by U.S. Government Agency Mortgages with a value of $56,100	55,000
62,575	Deutsche Bank Securities, Inc., 0.30%, dated 11/28/08, due 12/01/08, repurchase price $62,577, collateralized by U.S. Government Agency Mortgages with a value of $63,827	62,575
60,000	Merrill Lynch Securities, 0.25%, dated 11/28/08, due 12/01/08, repurchase price $60,001, collateralized by U.S. Government Agency Mortgages with a value of $61,200	60,000
60,000	Morgan Stanley, 0.27%, dated 11/28/08, due 12/01/08, repurchase price $60,001, collateralized by U.S. Government Agency Mortgages with a value of $61,214	60,000

		292,575

	Total Investments of Cash Collateral for Securities on Loan (Cost $292,575)	292,575

	Total Investments — 126.9% (Cost $1,328,909)	1,339,324
	Liabilities in Excess of Other Assets — (26.9)%	(283,847)

	NET ASSETS — 100.0%	$1,055,477

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(h)	Amount rounds to less than one thousand (shares or dollars).

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,638
Aggregate gross unrealized depreciation	(12,223)

Net unrealized appreciation/depreciation	$10,415

Federal income tax cost of investments	$1,328,909

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$ 398,551	$ -
Level 2 - Other significant observable inputs	940,773	-
Level 3 - Significant unobservable inputs	-	-
Total	$1,339,324	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Ultra Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands, except number of contracts)

PRINCIPAL
AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 92.1%
	Asset-Backed Securities — 14.4%
5,420	Accredited Mortgage Loan Trust, Series 2003-3, Class A1, SUB, 4.460%, 01/25/34	3,477
1,197	ACE Securities Corp., Series 2001-HE1, Class M1, VAR, 2.953%, 11/20/31 (f)	958
4,890	Ameriquest Mortgage Securities, Inc., Series 2003-7, Class M1, VAR, 2.245%, 08/25/33 (i)	3,914
	Amortizing Residential Collateral Trust,
127	Series 2002-BC4, Class A, VAR, 1.685%, 07/25/32	102
3,539	Series 2002-BC6, Class M1, VAR, 2.520%, 08/25/32 (i)	2,432
7,665	Series 2002-BC9, Class M1, VAR, 3.045%, 12/25/32 (i)	4,994
	Amresco Residential Securities Mortgage Loan Trust,
103	Series 1997-1, Class M1A, VAR, 1.905%, 03/25/27	100
684	Series 1997-2, Class M1A, VAR, 1.950%, 06/25/27	580
2,783	Series 1998-1, Class M1A, VAR, 2.040%, 01/25/28 (i)	2,601
2,925	Series 1998-3, Class M1A, VAR, 2.025%, 09/25/28 (i)	2,240
4,649	Asset Backed Securities Corp. Home Equity, Series 2003-HE7, Class M2, VAR, 3.173%, 12/15/33 (f) (i)	3,255
	Bear Stearns Asset Backed Securities Trust,
6,547	Series 2003-SD1, Class A, VAR, 1.845%, 12/25/33	4,871
9,348	Series 2005-CL1, Class M1, VAR, 2.025%, 09/25/34 (i)	3,147
4,000	Series 2005-HE1, Class M2, VAR, 2.225%, 01/25/35 (f) (i)	1,600
743	Centex Home Equity, Series 2002-A, Class MV1, VAR, 2.245%, 01/25/32 (i)	355
	Countrywide Asset-Backed Certificates,
346	Series 2002-1, Class A, VAR, 1.955%, 08/25/32	298
359	Series 2002-BC1, Class A, VAR, 2.055%, 04/25/32	255
454	Series 2002-BC2, Class A, VAR, 1.935%, 04/25/32	367
85	Series 2003-BC2, Class 2A1, VAR, 1.995%, 06/25/33	62
3,726	Series 2003-BC5, Class M1, VAR, 2.445%, 09/25/33	2,698
1,020	Series 2004-2, Class M4, VAR, 2.395%, 03/25/34 (i)	641
1,658	Series 2004-S1, Class M2, SUB, 5.084%, 02/25/35 (i)	747
	Countrywide Home Equity Loan Trust,
4,159	Series 2004-A, Class A, VAR, 1.643%, 04/15/30 (i)	2,073
2,450	Series 2005-E, Class 2A, VAR, 1.643%, 11/15/35 (i)	1,322
10,521	Series 2005-M, Class A1, VAR, 1.663%, 02/15/36 (i)	5,027
7,000	Series 2006-A, Class M2, VAR, 1.843%, 04/15/32 (i)	176
2,651	Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB2, Class M1, VAR, 1.915%, 07/25/33	1,792
	First Franklin Mortgage Loan Asset Backed Certificates,
565	Series 2002-FF1, Class M1, VAR, 2.445%, 04/25/32	332
2,320	Series 2002-FF4, Class M1, VAR, 2.970%, 02/25/33 (i)	1,396
1,227	Series 2003-FFH1, Class M2, VAR, 4.020%, 09/25/33 (i)	107
3,800	Series 2004-FF8, Class M4, VAR, 2.465%, 10/25/34 (f) (i)	1,330
5,000	Fremont Home Loan Trust, Series 2005-C, Class M2, VAR, 1.885%, 07/25/35 (i)	3,072
1,293	Greenpoint Mortgage Funding Trust, Series 2005-HE3, Class A, VAR, 1.603%, 09/15/30 (i)	1,040
832	Irwin Home Equity Corp., Series 2004-1, Class 1A1, VAR, 1.715%, 12/25/24 (i)	540
261	Lehman Home Equity Loan Trust, Series 1998-1, Class A1, 7.000%, 05/25/28	260
5,000	Long Beach Mortgage Loan Trust, Series 2006-6, Class M2, VAR, 1.695%, 07/25/36 (i)	104
	Morgan Stanley ABS Capital I,
4,639	Series 2003-NC6, Class M1, VAR, 2.595%, 06/25/33 (i)	2,975
7,500	Series 2005-WMC4, Class M5, VAR, 2.045%, 04/25/35 (i)	2,190
557	New Century Home Equity Loan Trust, Series 2003-5, Class AII, VAR, 1.795%, 11/25/33	425
2,872	Option One Mortgage Loan Trust, Series 2002-4, Class M1, VAR, 2.295%, 07/25/32	2,414
897	Residential Asset Mortgage Products, Inc., Series 2003-RS2, Class AII, VAR, 2.075%, 03/25/33 (i)	524
	Residential Asset Securities Corp.,
1,170	Series 2003-KS4, Class MI2, SUB, 5.010%, 06/25/33	626
1,779	Series 2005-EMX4, Class A2, VAR, 1.655%, 11/25/35	1,386
	Residential Funding Mortgage Securities II, Inc.,
2,021	Series 2001-HI2, Class AI7, SUB, 6.940%, 04/25/26	1,732
1,803	Series 2001-HI4, Class A7, SUB, 6.740%, 10/25/26 (f) (i)	1,244
537	Series 2003-HS1, Class AII, VAR, 1.685%, 12/25/32 (i)	411
234	Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3, VAR, 2.095%, 04/25/33	192
349	Structured Asset Securities Corp., Series 2002-HF1, Class A, VAR, 1.685%, 01/25/33	295
587	Wachovia Asset Securitization, Inc., Series 2002-HE1, Class A, VAR, 1.765%, 09/27/32 (f)	405

	Total Asset-Backed Securities (Cost $133,933)	73,084

	Collateralized Mortgage Obligations — 55.5%
	Agency CMO — 22.6%
2,283	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 1, Class S, IF, IO, 7.524%, 10/25/22	346
	Federal Home Loan Mortgage Corp. REMICS,
69	Series 1071, Class F, VAR, 2.388%, 04/15/21	71
81	Series 1343, Class LA, 8.000%, 08/15/22	88
69	Series 1370, Class JA, VAR, 2.588%, 09/15/22	71
64	Series 1379, Class W, VAR, 3.180%, 10/15/22	64
12	Series 1508, Class KA, VAR, 3.369%, 05/15/23	12
84	Series 1607, Class SA, IF, 14.878%, 10/15/13	88
16	Series 1625, Class SC, IF, 10.706%, 12/15/08	16
1,098	Series 1689, Class M, PO, 03/15/24	969
463	Series 1771, Class PK, 8.000%, 02/15/25	511
846	Series 1974, Class ZA, 7.000%, 07/15/27	914
148	Series 1981, Class Z, 6.000%, 05/15/27	160
13	Series 2006, Class I, IO, 8.000%, 10/15/12	1
621	Series 2033, Class PR, PO, 03/15/24	562
84	Series 2261, Class ZY, 7.500%, 10/15/30	86
59	Series 2289, Class NA, VAR, 11.957%, 05/15/20	66
352	Series 2338, Class FN, VAR, 1.923%, 08/15/28	348
522	Series 2345, Class PQ, 6.500%, 08/15/16	550
600	Series 2416, Class SA, IF, 12.854%, 02/15/32	662
395	Series 2416, Class SH, IF, 13.155%, 02/17/32	465
178	Series 2477, Class FZ, VAR, 1.973%, 06/15/31	176
544	Series 2517, Class FE, VAR, 1.923%, 10/15/09	541

–	(h)	Series 2594, Class OF, VAR, 1.873%, 06/15/32	–	(h)
12,013		Series 2628, Class IP, IO, 4.500%, 10/15/16	382
10,957		Series 2649, Class FK, VAR, 1.973%, 07/15/33	9,674
4,005		Series 2661, Class FG, VAR, 1.873%, 03/15/17	3,945
2,722		Series 2666, Class OI, IO, 5.500%, 12/15/18	75
3,509		Series 2927, Class GA, 5.500%, 10/15/34	3,630
3,539		Series 3085, Class VS, IF, 23.030%, 12/15/35	4,419
8,576		Series 3300, Class FA, VAR, 1.723%, 08/15/35	8,009
8,739		Series 3319, Class FP, VAR, 1.823%, 10/15/36	8,192
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
197		Series T-51, Class 1APO, PO, 09/25/42	158
2,743		Series T-54, Class 4A, VAR, 5.561%, 02/25/43	2,671
		Federal National Mortgage Association Grantor Trust,
1,541		Series 2001-T8, Class A1, 7.500%, 07/25/41	1,617
3,602		Series 2002-T6, Class A4, VAR, 5.543%, 03/25/41	2,844
		Federal National Mortgage Association Interest STRIPS,
6,520		Series 343, Class 23, IO, 4.000%, 10/01/18	528
9,961		Series 343, Class 27, IO, 4.500%, 01/01/19	824
		Federal National Mortgage Association REMICS,
90		Series 1988-15, Class B, VAR, 1.988%, 06/25/18	89
8		Series 1989-77, Class J, 8.750%, 11/25/19	8
3		Series 1989-89, Class H, 9.000%, 11/25/19	3
230		Series 1990-64, Class Z, 10.000%, 06/25/20	262
548		Series 1990-145, Class A, VAR, 4.151%, 12/25/20 (m)	548
252		Series 1991-142, Class PL, 8.000%, 10/25/21	278
366		Series 1991-156, Class F, VAR, 2.738%, 11/25/21	361
1		Series 1992-91, Class SQ, IF, HB, 8,072.500%, 05/25/22	166
763		Series 1992-112, Class GB, 7.000%, 07/25/22	814
12		Series 1992-154, Class SA, IF, IO, 5.400%, 08/25/22	2
299		Series 1992-200, Class FK, VAR, 4.069%, 11/25/22	303
322		Series 1993-27, Class S, IF, 7.595%, 02/25/23	315
641		Series 1993-110, Class H, 6.500%, 05/25/23	678
79		Series 1993-119, Class H, 6.500%, 07/25/23	84
633		Series 1993-146, Class E, PO, 05/25/23	567
295		Series 1993-165, Class FH, VAR, 2.588%, 09/25/23	297
1,444		Series 1993-179, Class FM, VAR, 4.019%, 10/25/23	1,461
477		Series 1994-62, Class PH, 6.900%, 11/25/23	480
1		Series 1994-89, Class FA, VAR, 1.888%, 03/25/09	1
589		Series 1997-46, Class PT, 7.000%, 07/18/12	608
159		Series 1997-74, Class E, 7.500%, 10/20/27	167
3,153		Series 2001-9, Class F, VAR, 1.673%, 02/17/31	3,117
1,177		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	250
1,115		Series 2002-18, Class PC, 5.500%, 04/25/17	1,141
5,417		Series 2002-77, Class FY, VAR, 1.795%, 12/25/17	5,312
343		Series 2002-79, Class PO, PO, 04/25/09	343
8,840		Series 2003-17, Class FN, VAR, 1.695%, 03/25/18	8,618
416		Series 2003-21, Class FK, VAR, 1.795%, 03/25/33	409
871		Series 2003-27, Class DJ, 4.000%, 04/25/17	869
12,715		Series 2003-34, Class BS, IF, IO, 6.255%, 05/25/22	791
3,039		Series 2003-60, Class SA, IF, IO, 6.255%, 07/25/21	141
5,760		Series 2003-60, Class SB, IF, IO, 6.255%, 07/25/21	268
2,244		Series 2003-72, Class JF, VAR, 1.795%, 08/25/33	2,255
4,941		Series 2004-17, Class BF, VAR, 1.745%, 01/25/34	4,700
2,279		Series 2004-32, Class AB, 4.000%, 10/25/17	2,268
232		Series G92-44, Class ZQ, 8.000%, 07/25/22	250
3,390		Series G94-9, Class PJ, 6.500%, 08/17/24	3,555
		Federal National Mortgage Association Whole Loan,
826		Series 2003-W1, Class 2A, 7.500%, 12/25/42	866
4,693		Series 2003-W15, Class 3A, VAR, 5.580%, 12/25/42	3,673
4,638		Series 2003-W4, Class 5A, VAR, 5.842%, 10/25/42	3,850
1,476		Series 2004-W2, Class 1A3F, VAR, 1.745%, 02/25/44	1,443
2,517		Series 2004-W2, Class 4A, VAR, 5.712%, 02/25/44	2,302
		Government National Mortgage Association,
1,990		Series 1999-27, Class ZA, 7.500%, 04/17/29	2,215
58		Series 2000-35, Class F, VAR, 1.973%, 12/16/25	58
1,354		Series 2002-31, Class FC, VAR, 1.661%, 09/26/21	1,336
6,857		Series 2003-21, Class PI, IO, 5.500%, 06/20/32	482
50,481		Series 2003-59, Class XA, IO, VAR, 1.977%, 06/16/34	2,530

			114,269

		Non-Agency CMO — 32.9%
7,111		Banc of America Funding Corp., Series 2005-E, Class 5A1, VAR, 4.962%, 05/20/35	3,778
		Banc of America Mortgage Securities, Inc.,
179		Series 2003-5, Class 2A8, VAR, 1.845%, 07/25/18	163
6,037		Series 2005-A, Class 3A1, VAR, 5.052%, 02/25/35	4,499
1,837		Bear Stearns Asset Backed Securities Trust, Series 2004-AC6, Class M1, VAR, 2.065%, 11/25/34	836
4,062		Cendant Mortgage Corp., Series 2003-8, Class 1A2, 5.250%, 10/25/33	3,781
2,411		Chase Mortgage Finance Corp., Series 2003-S7, Class A4, VAR, 1.795%, 08/25/18	2,222
285		Citicorp Mortgage Securities, Inc., Series 1988-17, Class A1, VAR, 4.940%, 11/25/18	257
73		Collateralized Mortgage Obligation Trust, Series 50, Class B, PO, 10/01/18	73
3,897		Countrywide Alternative Loan Trust, Series 2004-33, Class 3A3, VAR, 4.703%, 12/25/34	2,223
		Countrywide Home Loan Mortgage Pass-Through Trust,
2,343		Series 2003-21, Class A1, VAR, 4.799%, 05/25/33	1,805
10,000		Series 2003-49, Class A4, VAR, 4.279%, 12/19/33	8,468
893		Series 2004-HYB8, Class 1A1, VAR, 1.803%, 01/20/35	479
1,306		Series 2005-1, Class 1A2, VAR, 1.745%, 03/25/35	393
		CS First Boston Mortgage Securities Corp.,
89		Series 2002-AR2, Class 1B2, VAR, 5.342%, 02/25/32 (i)	30
5,107		Series 2003-AR24, Class 2A4, VAR, 4.786%, 10/25/33	3,668
1,268		Series 2004-5, Class 1A8, 6.000%, 09/25/34	1,262
		First Horizon Alternative Mortgage Securities,
1,258		Series 2005-AA7, Class 1A2, VAR, 4.823%, 09/25/35 (i)	314
3,419		Series 2005-FA10, Class 2A1, 5.250%, 12/25/20	3,292
3,216		First Horizon Asset Securities, Inc., Series 2004-AR7, Class 2A1, VAR, 4.913%, 02/25/35	2,531
		First Republic Mortgage Loan Trust,
267		Series 2000-FRB1, Class B1, VAR, 1.895%, 06/25/30	234

1,335	Series 2000-FRB2, Class A1, VAR, 1.673%, 11/15/30	1,057
8,577	GSAA Home Equity Trust, Series 2004-CW1, Class 1A1, 5.500%, 04/01/34	7,004
9,793	GSR Mortgage Loan Trust, Series 2004-10F, Class 7A1, 5.500%, 09/25/34	8,650
	Impac CMB Trust,
4,851	Series 2004-3, Class 3A, VAR, 1.715%, 03/25/34	3,540
1,230	Series 2004-6, Class 1A2, VAR, 2.175%, 10/25/34	563
4,737	Series 2005-5, Class A1, VAR, 1.715%, 08/25/35	1,920
7,655	Indymac INDA Mortgage Loan Trust, Series 2007-AR1, Class 1A1, VAR, 5.710%, 03/25/37	4,789
1,669	JPMorgan Mortgage Trust, Series 2003-A1, Class 1A1, VAR, 4.347%, 10/25/33	1,133
	MASTR Adjustable Rate Mortgages Trust,
13,326	Series 2003-5, Class 5A1, VAR, 4.167%, 10/25/33	10,609
725	Series 2004-7, Class 6A1, VAR, 1.835%, 08/25/34	259
3,710	Series 2004-13, Class 2A1, VAR, 4.537%, 04/21/34	2,839
4,500	Series 2004-13, Class 3A7B, VAR, 3.237%, 11/21/34	2,614
1,804	MASTR Seasoned Securities Trust, Series 2003-1, Class 3A2, VAR, 1.795%, 02/25/33	1,577
	Mellon Residential Funding Corp.,
2,547	Series 2001-TBC1, Class B1, VAR, 2.303%, 11/15/31	1,925
562	Series 2002-TBC1, Class B1, VAR, 2.423%, 09/15/30	449
281	Series 2002-TBC1, Class B2, VAR, 2.823%, 09/15/30	220
1,369	Series 2002-TBC2, Class B1, VAR, 2.273%, 08/15/32	1,036
524	Merrill Lynch Trust, Series 47, Class Z, 8.985%, 10/20/20	556
	MLCC Mortgage Investors, Inc.,
2,908	Series 2004-1, Class 2A3, VAR, 4.705%, 12/25/34	1,392
3,192	Series 2004-D, Class A1, VAR, 1.725%, 08/25/29	2,688
	Morgan Stanley Dean Witter Capital I,
1,357	Series 2003-HYB1, Class A4, VAR, 4.461%, 03/25/33	1,042
1,004	Series 2003-HYB1, Class B1, VAR, 4.461%, 03/25/33	405
	Morgan Stanley Mortgage Loan Trust,
1,922	Series 2004-5AR, Class 3A3, VAR, 4.363%, 07/25/34	1,039
6,500	Series 2004-5AR, Class 3A5, VAR, 4.363%, 07/25/34	3,414
3,799	Series 2004-11AR, Class 1A2A, VAR, 1.705%, 01/25/35	1,953
	Nomura Asset Acceptance Corp.,
1,158	Series 2003-A3, Class A1, SUB, 5.000%, 08/25/33	843
322	Series 2004-AR1, Class 5A1, VAR, 4.018%, 08/25/34	177
4,023	Series 2004-R3, Class AF, VAR, 1.845%, 02/25/35 (e)	3,174
322	Series 2005-AR1, Class 2A1, VAR, 1.675%, 02/25/35	144
3,170	Prime Mortgage Trust, Series 2005-3, Class A1, 4.750%, 08/25/20	2,752
	Residential Accredit Loans, Inc.,
4,050	Series 2004-QS3, Class CB, 5.000%, 03/25/19	3,367
2,291	Series 2004-QS6, Class A1, 5.000%, 05/25/19	1,904
	Residential Funding Mortgage Securities I,
4,500	Series 2005-SA2, Class 2A2, VAR, 4.939%, 06/25/35	3,714
6,976	Series 2006-SA4, Class 2A1, VAR, 6.128%, 11/25/36	3,553
15	Salomon Brothers Mortgage Securities VII, Inc., Series 2000-UP1, Class A2, 8.000%, 09/25/30	14
34	Securitized Asset Sales, Inc., Series 1993-7, Class TA3, 6.250%, 12/25/23	34
	Sequoia Mortgage Trust,
317	Series 11, Class A, VAR, 1.903%, 12/20/32	263
818	Series 2003-3, Class A2, VAR, 3.544%, 07/20/33	596
	Structured Asset Mortgage Investments, Inc.,
2,693	Series 2002-AR2, Class A3, VAR, 1.974%, 07/19/32	1,895
515	Series 2004-AR1, Class 1A1, VAR, 1.824%, 03/19/34	298
	Structured Asset Securities Corp.,
4,051	Series 2003-8, Class 2A9, VAR, 1.895%, 04/25/33	3,249
4,012	Series 2003-40A, Class 4A, VAR, 5.384%, 01/25/34	3,350
	WaMu Mortgage Pass- Through Certificates,
4,198	Series 2004-AR11, Class A, VAR, 4.537%, 10/25/34	2,838
7,811	Series 2004-AR14, Class A1, VAR, 4.255%, 01/25/35	5,269
9,724	Series 2004-AR3, Class A1, VAR, 3.918%, 06/25/34	6,925
6,431	Series 2006-AR12, Class 1A4, VAR, 6.063%, 10/25/36	4,095
1,554	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-MS2, Class 2A1, 6.000%, 04/25/17	1,552
	Wells Fargo Mortgage Backed Securities Trust,
3,468	Series 2003-F, Class A1, VAR, 4.871%, 06/25/33	2,713
7,067	Series 2003-K, Class 1A2, VAR, 4.487%, 11/25/33	5,430
853	Series 2004-BB, Class A4, VAR, 4.557%, 01/25/35	623
4,320	Series 2004-EE, Class 3A1, VAR, 4.381%, 12/25/34	3,378
2,657	Series 2004-H, Class A2, VAR, 4.530%, 06/25/34	1,802

		166,933

	Total Collateralized Mortgage Obligations (Cost $354,986)	281,202

	Commercial Mortgage-Backed Securities — 2.7%
	Bayview Commercial Asset Trust,
1,486	Series 2004-3, Class A2, VAR, 1.815%, 01/25/35 (e)	1,271
5,371	Series 2005-2A, Class A2, VAR, 1.745%, 08/25/35 (e)	4,147
1,074	Series 2005-2A, Class M1, VAR, 1.825%, 08/25/35 (e)	750
3,148	Series 2007-3, Class A2, VAR, 1.685%, 07/25/37 (e)	2,422
2,692	Series 2007-2A, Class A2, VAR, 1.715%, 07/25/37 (e)	1,779
1,346	Series 2007-2A, Class M4, VAR, 2.045%, 07/25/37 (e)	477
2,146	Bear Stearns Commercial Mortgage Securities, Series 2004-BA5A, Class E, VAR, 1.863%, 09/15/19 (e)	1,976
1,024	FFCA Secured Lending Corp., Series 1999-1A, Class B2, VAR, 2.478%, 09/18/25 (e)	837

	Total Commercial Mortgage- Backed Securities (Cost $18,287)	13,659

	Corporate Bonds — 0.1%
	Capital Markets — 0.1%
6,355	Lehman Brothers Holdings, Inc., 5.884%, 02/17/15 (d) (i)	572

	Consumer Finance — 0.0% (g)
350	SLM Corp., VAR, 7.060%, 01/31/14	172

	Total Corporate Bonds (Cost $6,672)	744

	Mortgage Pass-Through Securities —19.4%
	Federal Home Loan Mortgage Corp.,
1,080	ARM, 3.948%, 02/01/19 -02/01/35	1,076
26	ARM, 4.073%, 07/01/30	26
6	ARM, 4.335%, 01/01/20	6
7,527	ARM, 4.471%, 06/01/30	7,545

136		ARM, 4.803%, 08/01/18	136
18		ARM, 4.875%, 06/01/26 (m)	17
143		ARM, 5.045%, 04/01/24	142
23		ARM, 5.095%, 12/01/21	23
1,654		ARM, 5.149%, 01/01/23	1,639
61		ARM, 5.152%, 03/01/18	62
23		ARM, 5.155%, 11/01/28	23
–	(h)	ARM, 5.156%, 02/01/19	–	(h)
80		ARM, 5.182%, 10/01/29	80
88		ARM, 5.223%, 06/01/22	88
56		ARM, 5.250%, 06/01/18	56
47		ARM, 5.280%, 11/01/27	47
101		ARM, 5.286%, 11/01/18	103
317		ARM, 5.349%, 07/01/19	318
32		ARM, 5.382%, 12/01/29	32
1,141		ARM, 5.387%, 07/01/30 (m)	1,126
2,619		ARM, 5.397%, 04/01/32	2,607
546		ARM, 5.417%, 12/01/27 (m)	541
1,052		ARM, 5.451%, 01/01/23 (m)	1,048
129		ARM, 5.473%, 04/01/30	128
272		ARM, 5.475%, 07/01/28	271
164		ARM, 5.515%, 01/01/21	166
131		ARM, 5.537%, 05/01/18	131
737		ARM, 5.548%, 12/01/26 - 01/01/27	735
553		ARM, 5.557%, 08/01/27	552
293		ARM, 5.667%, 02/01/23	292
216		ARM, 5.734%, 12/01/26	217
42		ARM, 5.910%, 06/01/25	42
53		ARM, 5.995%, 08/01/19	54
313		ARM, 6.141%, 01/01/30	316
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
725		6.000%, 08/01/14 - 04/01/17 (m)	740
2,603		6.500%, 09/01/10 - 10/01/16 (m)	2,669
54		7.000%, 04/01/09 - 08/01/11 (m)	54
17		7.500%, 08/01/09 - 09/01/10	17
157		8.000%, 12/01/09 - 09/01/16	165
109		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 8.000%, 06/01/17	116
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
18		7.500%, 05/01/28	20
112		8.500%, 07/01/28	120
45		9.000%, 02/01/25	49
		Federal National Mortgage Association,
832		ARM, 3.943%, 11/01/27 - 08/01/41	829
186		ARM, 3.953%, 07/01/17	185
280		ARM, 3.975%, 03/01/18	279
850		ARM, 3.981%, 01/01/38	847
186		ARM, 4.000%, 08/01/30	185
229		ARM, 4.015%, 09/01/27	228
7,559		ARM, 4.340%, 05/01/36	7,470
4,834		ARM, 4.417%, 04/01/33	4,843
144		ARM, 4.601%, 10/01/14	143
35		ARM, 4.625%, 09/01/17	35
72		ARM, 4.636%, 06/01/29	72
32		ARM, 4.669%, 06/01/18	31
59		ARM, 4.712%, 06/01/20	59
225		ARM, 4.715%, 07/01/27	222
163		ARM, 4.732%, 09/01/14	163
60		ARM, 4.750%, 10/01/15 - 06/01/17	60
5		ARM, 4.774%, 06/01/15	5
277		ARM, 4.804%, 01/01/29	280
30		ARM, 4.825%, 04/01/24	30
393		ARM, 4.877%, 07/01/20 (m)	389
840		ARM, 4.947%, 02/01/34	846
615		ARM, 5.010%, 09/01/19	616
17		ARM, 5.040%, 07/01/30	17
177		ARM, 5.044%, 12/01/20	177
161		ARM, 5.047%, 04/01/21	160
26		ARM, 5.075%, 11/01/16	26
780		ARM, 5.080%, 11/01/18	771
24		ARM, 5.087%, 11/01/21	24
69		ARM, 5.091%, 10/01/16	68
2,347		ARM, 5.093%, 05/01/33	2,359
40		ARM, 5.095%, 12/01/26	40
136		ARM, 5.130%, 05/01/18	141
111		ARM, 5.200%, 07/01/30	110
38		ARM, 5.220%, 11/01/29	38
126		ARM, 5.224%, 06/01/26	125
23		ARM, 5.250%, 03/01/17	23
2		ARM, 5.300%, 06/01/09	2
243		ARM, 5.348%, 01/01/31 (m)	242
1,053		ARM, 5.405%, 09/01/33	1,043
74		ARM, 5.417%, 03/01/38	73
690		ARM, 5.419%, 08/01/26	682
11		ARM, 5.500%, 07/01/27	11
385		ARM, 5.532%, 03/01/15	377
27		ARM, 5.571%, 05/01/29	27
9		ARM, 5.575%, 01/01/16	9
2,295		ARM, 5.665%, 08/01/15 (m)	2,290
258		ARM, 5.671%, 08/01/19	257
71		ARM, 5.713%, 05/01/20	72
252		ARM, 5.715%, 03/01/29	250
1,672		ARM, 5.782%, 01/01/25	1,677
234		ARM, 5.828%, 05/01/31	236
36		ARM, 5.919%, 04/01/19	35
1		ARM, 5.925%, 05/01/09	1
143		ARM, 5.984%, 08/01/19	143
298		ARM, 5.992%, 12/01/28	304
225		ARM, 6.000%, 12/01/18 - 01/01/20	234
20		ARM, 6.107%, 07/01/25	20
111		ARM, 6.405%, 11/01/23	113
192		ARM, 6.461%, 11/01/30	198
58		ARM, 7.775%, 05/01/30	60
–	(h)	Federal National Mortgage Association, 10 Year, Single Family, 4.500%, 01/01/13	–	(h)
		Federal National Mortgage Association, 15 Year, Single Family,
3,085		5.500%, 11/01/16 - 10/01/18	3,159
2,933		6.000%, 08/01/14 - 09/01/17	3,006
589		7.000%, 12/01/10 - 03/01/16 (m)	609
605		8.000%, 09/01/12 - 10/01/16	637
32		8.500%, 11/01/14	33
		Federal National Mortgage Association, 20 Year, Single Family,
4,068		6.000%, 03/01/22 (m)	4,176
368		6.500%, 08/01/16	376
2,668		7.000%, 05/01/14 - 03/01/22 (m)	2,797
		Federal National Mortgage Association, 30 Year, Single Family,
45		7.000%, 03/01/27	47
122		7.250%, 09/01/22	129
390		7.500%, 08/01/10 - 10/01/30	407
73		8.000%, 11/01/27	77
129		8.500%, 08/01/17 - 10/01/24	137
77		9.000%, 08/01/21 - 08/01/25	84
		Federal National Mortgage Association, Other,
93		6.500%, 04/01/16	95
87		12.000%, 11/01/30	101
5,569		Government National Mortgage Association II, ARM, 4.625%, 07/20/17 - 09/20/27 (m)	5,526
13		ARM, 4.750%, 01/20/32	13
25		ARM, 5.000%, 07/20/15 - 03/20/33	25
6,066		ARM, 5.125%, 12/20/16 - 07/20/33	6,021
704		ARM, 5.250%, 02/20/28 - 03/20/28	699
12,958		ARM, 5.375%, 01/20/16 - 05/20/29	12,842
2,217		ARM, 5.500%, 01/20/16 - 04/20/32	2,229
		Government National Mortgage Association II, 30 Year, Single Family,
162		7.250%, 08/20/22 - 11/20/22	170
200		7.400%, 10/20/21 - 03/20/22	211
35		7.500%, 10/20/23	36

39	7.850%, 12/20/21	41
159	8.000%, 07/20/25 - 08/20/26	170
	Government National Mortgage Association, 30 Year, Single Family,
130	7.000%, 06/15/24	134
61	8.000%, 10/15/27	66
68	9.000%, 11/15/24	74
544	9.500%, 07/15/25	598

	Total Mortgage Pass-Through Securities (Cost $99,155)	98,572

	Total Long-Term Investments (Cost $613,033)	467,261

SHARES

	Short-Term Investment — 8.2%
	Investment Company — 8.2%
41,322	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares (b) (Cost $41,322)	41,322

	Total Investments — 100.3% (Cost $654,355)	508,583

	Liabilities in Excess of Other Assets — (0.3)%	(1,512)

	NET ASSETS — 100.0%	$507,071

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
(150)	10 Year U.S. Treasury Note	03/31/09	$(18,145)	($536)

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,293
Aggregate gross unrealized depreciation	(148,065)

Net unrealized appreciation/depreciation	($145,772)

Federal income tax cost of investments	$654,355

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ABS	—	Asset-Based Security
ARM	—	Adjustable Rate Mortgage
CMO	—	Collateralized Mortgage Obligation
HB	—

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF	—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2008. The rate may be subject to a cap and floor.

IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	—

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	—	Real Estate Mortgage Investment Conduit
STRIPS	—

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The rate shown is the rate in effect as of November 30, 2008
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2008.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(d)	Defaulted Security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $8,792 which amounts to 1.73% of total investments.

(g)	Amount rounds to less than 0.1%
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's  investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 - Quoted prices	$ 41,321	$ -	$ (536)
Level 2 - Other significant observable inputs	458,470	-	-
Level 3 - Significant unobservable inputs	8,792	-	-
Total	$ 508,583	$ -	$ (536)

* Other financial instruments may include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Investments in Securities	Other Financial Instruments*

Balance as of 02/29/08	$ 7,466	$ -
Realized gain (loss)	(6,886)	-
Change in unrealized appreciation (depreciation)	6,808	-
Net amortization/accretion	-	-
Net purchases (sales)	(2,512)	-
Net transfers in (out) of Level 3	3,916	-
Balance as of 11/30/08	$ 8,792	$ -

* Other financial instruments include futures, forwards and swap contracts.
Transfers into Level 3 are valued utilizing values as of the end of the period and transfers out of Level 3 are valued utilizing values as of the beginning of the period.

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

	U.S. Government Agency Securities — 63.0%
	Federal Farm Credit Bank — 1.4%
136,000	DN, 2.010%, 11/13/09 (n)	133,418
150,000	VAR, 1.030%, 06/01/09	149,993
250,000	VAR, 1.090%, 06/26/09	249,986
250,000	VAR, 1.345%, 06/28/10	250,000
300,000	VAR, 1.430%, 06/09/10	299,999

		1,083,396

	Federal Home Loan Bank — 33.6%
250,000	2.250%, 10/02/09	247,602
100,000	2.280%, 01/13/09	99,995
250,000	2.290%, 03/24/09	250,000
100,000	2.320%, 04/21/09	99,825
225,000	2.350%, 04/21/09	225,000
215,500	2.380%, 05/14/09	215,316
241,850	2.380%, 05/27/09	241,603
350,000	2.400%, 01/23/09	350,515
391,000	2.450%, 05/04/09	391,019
171,525	2.450%, 05/07/09	171,525
93,000	2.500%, 05/07/09	93,000
186,000	2.510%, 04/24/09	186,000
55,000	2.580%, 05/13/09	54,952
150,000	2.600%, 06/17/09	149,998
300,000	2.630%, 02/27/09	300,000
300,000	2.645%, 02/27/09	300,000
175,000	2.650%, 02/27/09	175,000
150,000	2.650%, 06/04/09	149,873
150,000	2.650%, 07/02/09	149,996
154,800	2.900%, 02/27/09	154,800
675,000	2.900%, 03/24/09	675,000
288,000	3.125%, 06/19/09	288,144
245,500	3.135%, 12/29/08	245,557
48,632	DN, Zero Coupon, 12/01/08 (n)	48,632
631,751	DN, 0.701%, 01/06/09 (n)	631,309
725,000	DN, 1.613%, 05/26/09 (n)	719,329
475,000	DN, 1.800%, 11/20/09 (n)	467,060
205,000	DN, 2.393%, 02/18/09 (n)	203,943
450,000	DN, 2.466%, 01/28/09 (n)	448,224
531,000	DN, 2.501%, 03/17/09 (n)	527,138
700,000	DN, 2.620%, 12/31/08 (n)	698,483
368,008	DN, 2.840%, 04/03/09 (n)	364,487
858,000	DN, 2.840%, 04/06/09 (n)	849,592
450,000	DN, 3.045%, 04/20/09 (n)	444,750
200,000	DN, 3.094%, 04/02/09 (n)	197,933
900,000	DN, 3.119%, 12/03/08 (n)	899,845
750,000	DN, 3.128%, 01/07/09 (n)	747,610
750,000	DN, 3.129%, 01/08/09 (n)	747,546
750,000	DN, 3.129%, 01/09/09 (n)	747,481
28,927	DN, 3.133%, 02/02/09 (n)	28,770
400,000	DN, 3.135%, 02/06/09 (n)	397,692
435,000	DN, 3.344%, 01/13/09 (n)	433,280
425,000	DN, 3.344%, 01/14/09 (n)	423,281
500,000	DN, 3.415%, 01/26/09 (n)	498,133
900,000	VAR, 1.020%, 02/20/09	900,000
500,000	VAR, 1.040%, 03/06/09	500,000
850,000	VAR, 1.060%, 03/20/09	850,000
500,000	VAR, 1.070%, 06/10/09	500,000
270,000	VAR, 1.070%, 08/27/09	270,000
850,000	VAR, 1.090%, 08/07/09	849,886
600,000	VAR, 1.130%, 02/20/09	600,000
300,000	VAR, 1.135%, 02/20/09	300,000
130,000	VAR, 1.299%, 07/22/09	130,000
375,000	VAR, 1.366%, 08/27/09	374,945
350,000	VAR, 1.393%, 03/19/10	349,938
850,000	VAR, 2.078%, 08/06/09	849,943
500,000	VAR, 2.413%, 08/13/09	500,000
1,785,000	VAR, 2.719%, 08/05/09	1,785,052
650,000	VAR, 3.769%, 03/27/09	650,000
200,000	VAR, 4.018%, 01/06/10	199,679
438,600	VAR, 4.038%, 01/05/09	438,620
475,000	VAR, 4.550%, 01/12/09	475,000

		26,262,301

	Federal Home Loan Mortgage Corp. — 15.4%
50,000	2.300%, 03/19/09	50,000
100,000	2.625%, 06/05/09	100,022
95,932	DN, 0.932%, 03/03/09 (n)	95,704
450,000	DN, 1.002%, 01/30/09 (n)	449,250
300,000	DN, 1.306%, 04/02/09 (n)	298,678
300,000	DN, 1.358%, 04/22/09 (n)	298,403
482,000	DN, 1.478%, 01/27/09 (n)	480,877
300,000	DN, 1.614%, 06/03/09 (n)	297,547
377,000	DN, 2.015%, 02/24/09 (n)	375,220
632,500	DN, 2.318%, 02/05/09 (n)	629,833
109,736	DN, 2.423%, 03/02/09 (n)	109,076
140,468	DN, 2.578%, 12/15/08 (n)	140,329
96,510	DN, 2.622%, 02/18/09 (n)	95,959
823,700	DN, 2.623%, 02/19/09 (n)	818,941
423,000	DN, 2.624%, 02/25/09 (n)	420,373
500,000	DN, 2.624%, 02/26/09 (n)	496,857
500,000	DN, 2.664%, 12/04/08 (n)	499,889
500,000	DN, 2.664%, 12/05/08 (n)	499,852
300,000	DN, 2.664%, 12/08/08 (n)	299,845
500,000	DN, 2.664%, 12/09/08 (n)	499,706
275,000	DN, 2.664%, 12/10/08 (n)	274,818
200,000	DN, 2.664%, 12/11/08 (n)	199,853
500,000	DN, 2.664%, 12/12/08 (n)	499,595
500,000	DN, 2.764%, 12/02/08 (n)	499,962
700,000	DN, 2.873%, 01/12/09 (n)	697,673
216,468	DN, 2.922%, 12/26/08 (n)	216,032
200,000	DN, 2.987%, 02/27/09 (n)	198,558
750,000	DN, 3.013%, 02/09/09 (n)	745,654
370,000	VAR, 1.448%, 09/18/09	370,000
500,000	VAR, 3.306%, 12/26/08	499,976
880,000	VAR, 3.535%, 04/27/09	880,000

		12,038,482

	Federal National Mortgage Association — 12.6%
421,624	Zero Coupon, 12/01/08	421,625
407,188	Zero Coupon, 01/02/09	406,022
151,000	Zero Coupon, 01/09/09	150,599
271,066	Zero Coupon, 02/02/09	269,690
361,835	Zero Coupon, 03/02/09	360,234
500,000	DN, 1.002%, 01/29/09 (n)	499,181
500,000	DN, 1.309%, 06/04/09 (n)	496,660
500,000	DN, 2.366%, 01/16/09 (n)	498,499
394,000	DN, 2.422%, 02/17/09 (n)	391,951
300,000	DN, 2.488%, 04/01/09 (n)	297,525
500,000	DN, 2.519%, 02/10/09 (n)	497,535
220,000	DN, 2.573%, 12/10/08 (n)	219,860
140,811	DN, 2.573%, 12/15/08 (n)	140,672
210,811	DN, 2.771%, 12/31/08 (n)	210,328
500,000	DN, 2.773%, 01/20/09 (n)	498,090
660,000	VAR, 0.770%, 12/01/08	659,524
250,000	VAR, 0.770%, 09/03/09	250,000
500,000	VAR, 0.830%, 12/30/09	499,571
435,000	VAR, 0.860%, 12/29/09	434,160
250,000	VAR, 2.318%, 02/08/09	249,938
963,000	VAR, 3.356%, 07/28/09	962,820
950,000	VAR, 3.455%, 01/25/09	949,511
495,000	VAR, 4.369%, 01/21/09	495,000

		9,858,995

	Total U.S. Government Agency Securities (Cost $49,243,174)	49,243,174

	Repurchase Agreements — 37.4%
2,801,173	Banc of America Securities LLC, 0.300%, dated 11/28/08, due 12/01/08, repurchase price $2,801,243, collateralized by U.S. Treasury Securities with a value of $2,857,196	2,801,173
75,600	Banc of America Securities LLC, 0.300%, dated 11/28/08, due 12/01/08, repurchase price $75,602, collateralized by U.S. Treasury Securities with a value of $77,112	75,600
5,000,000	Banc of America Securities LLC, 0.300%, dated 11/28/08, due 12/01/08, repurchase price $5,000, 125, collateralized by U.S. Treasury Securities with a value of $5,100,000	5,000,000
4,000,000	Banc of America Securities LLC, 0.300%, dated 11/28/08, due 12/01/08, repurchase price $4,000,100, collateralized by U.S. Treasury Securities with a value of $4,080,000	4,000,000
6,000,000	Barclays Bank, Inc., 0.250%, dated 11/28/08, due 12/01/08, repurchase price $6,000,125, collateralized by U.S. Treasury Securities with a value of $6,120,000 (m)	6,000,000
219,342	Deutsche Bank Securities AG, 0.200%, dated 11/28/08, due 12/01/08, repurchase price $219,346, collateralized by U.S. Treasury Securities with a value of $223,729	219,342
10,410,230	Deutsche Bank Securities AG, 0.300%, dated 11/28/08, due 12/01/08, repurchase price $10,410,467, collateralized by U.S. Treasury Securities with a value of $10,618,435	10,410,230
750,000	UBS AG, 0.350%, dated 12/01/08, due 12/01/08, repurchase price $750,022, collateralized by U.S. Treasury Securities with a value of $765,002	750,000

	Total Repurchase Agreements (Cost $29,256,345)	29,256,345

	Total Investments — 100.4% (Cost $78,499,519)*	78,499,519
	Liabilities in Excess of Other Assets — (0.4)%	(315,735)

	NET ASSETS — 100.0%	$78,183,784

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2008.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)		The rate shown is the effective yield at the date of purchase.
(t)		The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
*		The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$ -	$ -
Level 2 - Other significant observable inputs	78,499,519	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 78,499,519	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

	U.S. Treasury Obligations — 38.8%
	U.S. Treasury Bills — 37.8%
600,000	0.062%, 02/12/09 (n)	599,515
1,200,000	0.451%, 01/08/09 (n)	1,199,430
3,100,000	0.550%, 12/18/08 (n)	3,099,196
250,000	0.631%, 01/02/09 (n)	249,860
1,250,000	0.740%, 12/11/08 (n)	1,249,744
950,000	0.759%, 01/22/09 (n)	948,960
500,000	0.848%, 05/15/09 (n)	498,065
500,000	0.961%, 10/22/09 (n)	495,702
300,000	1.052%, 12/26/08 (n)	299,781
500,000	1.068%, 07/30/09 (n)	496,452
250,000	1.094%, 01/29/09 (n)	249,611
700,000	1.228%, 04/29/09 (n)	696,465
200,000	1.271%, 07/02/09 (n)	198,509
1,150,000	1.316%, 04/30/09 (n)	1,143,737
250,000	1.332%, 06/24/09 (n)	248,121
200,000	1.552%, 04/23/09 (n)	198,777
875,000	1.578%, 06/04/09 (n)	867,992
250,000	1.979%, 09/24/09 (n)	245,999
230,000	2.172%, 08/27/09 (n)	226,348

		13,212,264

	U.S. Treasury Notes — 1.0%
50,000	4.000%, 06/15/09	50,728
100,000	4.000%, 08/31/09	101,852
75,000	4.625%, 07/31/09	76,568
125,000	5.500%, 05/15/09	127,606

		356,754

	Total U.S. Treasury Obligations (Cost $13,569,018)	13,569,018

	Repurchase Agreements — 61.2%
6,800,000	Barclays Capital, Inc., 0.200%, dated 11/28/08, due 12/01/08, repurchase price $6,800,105, collateralized by U.S. Treasury Securities with a value of $6,936,000 (m)	6,800,000
1,500,000	Credit Suisse First Boston USA, Inc., 0.250%, dated 11/28/08, due 12/01/08, repurchase price $1,500,031, collateralized by U.S. Treasury Securities with a value of $1,531,003	1,500,000
5,639,152	Deutsche Bank Securities, Inc., 0.200%, dated 11/28/08, due 12/01/08, repurchase price $5,639,239, collateralized by U.S. Treasury Securities with a value of $5,751,935	5,639,152
700,000	Greenwich Capital Markets, Inc., 0.200%, dated 11/28/08, due 12/01/08, repurchase price $700,012, collateralized by U.S. Treasury Securities with a value of $714,002	700,000
3,500,000	HSBC Securities, Inc., 0.200%, dated 11/28/08, due 12/01/08, repurchase price $3,500,058, collateralized by U.S. Treasury Securities with a value of $3,570,002	3,500,000
3,000,000	Merril Lynch & Co., Inc., 0.150%, dated 11/28/08, due 12/01/08, repurchase price $3,000,038, collateralized by U.S. Treasury Securities with a value of $3,060,003	3,000,000
250,000	UBS Warburg LLC, 0.200%, dated 11/28/08, due 12/01/08, repurchase price $250,004, collateralized by U.S. Treasury Securities with a value of $255,003	250,000

	Total Repurchase Agreements (Cost $21,389,152)	21,389,152

	Total Investments — 100.0% (Cost $34,958,170)*	34,958,170
	Liabilities in Excess of Other Assets — 0.0%	(6,966)

	NET ASSETS — 100.0%	$34,951,204

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$ -	$ -
Level 2 - Other significant observable inputs	34,958,170	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 34,958,170	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan West Virginia Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — 99.4%
	Municipal Bonds — 99.4%
	Arizona — 4.9%
1,000	Arizona State University, Board of Regents, COP, MBIA, 5.000%, 07/01/17 (m)	1,044
1,000	Arizona Water Infrastructure Finance Authority, Water Quality, Series A, Rev., 5.000%, 10/01/18	1,001
1,000	Salt River Project Agricultural Improvement & Power District, Series A, Rev., 5.000%, 01/01/18	1,024
1,000	Scottsdale IDA, Healthcare, Series A, Rev., 5.000%, 09/01/15	966

		4,035

	Kansas — 3.1%
3,225	Labette County, Single Family Mortgage, Capital Accumulator Bonds, Rev., Zero Coupon, 12/01/14 (p)	2,580

	Tennessee — 1.0%
1,000	Tennessee Energy Acquisition Corp., Series C, Rev., 5.000%, 02/01/17	821

	Texas — 2.3%
1,000	Harris County, Flood Control District, Series C, GO, 5.000%, 10/01/18	995
1,000	State of Texas, College Student Loans, Series A, GO, 5.250%, 08/01/18	954

		1,949

	Washington — 1.5%
1,300	King County, Sewer, Rev., FSA, 5.000%, 07/01/17	1,265

	West Virginia — 86.6%
1,525	Brooke Pleasants, Tyler & Wetzel Counties, Single Family Mortgage, Rev., 7.400%, 08/15/10 (p)	1,667
390	City of Charleston, Building Commission, Center for Arts & Science Project, Rev., 5.300%, 06/01/09 (i)	381
1,120	City of Charleston, Urban Renewal Authority, Diamond Project, Series A, Rev., FSA, 5.750%, 12/15/09	1,171
1,000	City of Clarksburg, Capital Appreciation, Water Improvement, Rev., FSA-CR RADIAN-IBCC, Zero Coupon, 09/01/11	914
	City of Fairmont, Waterworks,
790	Rev., MBIA, 5.300%, 01/05/09	800
925	Rev., MBIA, 5.500%, 01/05/09	936
1,430	City of Parkersburg, Waterworks & Sewer System, Series A, Rev., FGIC, 5.000%, 08/01/15 (i)	1,330
1,000	City of Wheeling, Waterworks & Sewer System, Rev., FGIC, 5.400%, 01/05/09 (i)	1,001
1,260	Harrison County, County Commission, Single Family Housing, Series A, SO, 6.250%, 05/15/10 (p)	1,313
735	Jackson County, Residential Mortgage, Rev., FGIC, 7.375%, 06/01/10 (p)	795
3,260	Kanawha, Mercer & Nicholas Counties, Single Family Mortgage, Rev., Zero Coupon, 02/01/14 (p)	2,394
8,400	Kanawha-Putnam County, Single Family Housing, Compound Interest, Series A, Rev., Zero Coupon, 12/01/16 (p)	5,983
1,065	Marion County, Single Family Mortgage, Rev., FGIC, PRIV MTGS, 7.375%, 08/01/11 (p)	1,205
285	Marshall County, SO, 6.500%, 05/15/10 (p)	299
1,915	Marshall County Board of Education, Public School, GO, MBIA, 5.000%, 05/01/17	2,001
2,000	Raleigh, Fayette & Nicholas Counties, SO, 6.250%, 08/01/11 (p)	2,134
	State of West Virginia,
1,000	Series B, GO, AMT, FGIC, 5.800%, 01/05/09	1,001
1,000	Series B, GO, AMT, FGIC, 5.850%, 01/05/09	1,002
	State of West Virginia, Capital Appreciation, Infrastructure,
1,000	Series A, GO, FGIC, Zero Coupon, 11/01/13	828
1,000	Series A, GO, FGIC, Zero Coupon, 11/01/14	788
	State of West Virginia, Infrastructure,
2,000	GO, FGIC, 5.000%, 11/01/14	2,158
1,075	Series B, GO, AMT, FGIC, 5.750%, 11/01/12	1,153
1,000	State of West Virginia, State Roads, GO, FGIC, 5.000%, 06/01/15	1,008
	West Virginia Commissioner of Highways, Surface Transportation Improvements,
500	Series A, Rev., FSA, 5.000%, 09/01/14	540
1,000	Series A, Rev., FSA, 5.000%, 09/01/15	1,080
1,000	West Virginia EDA, Capitol Parking Garage Project, Rev., AMBAC, 5.625%, 06/01/09	1,035
1,000	West Virginia EDA, Correctional Juvenile, Series A, Rev., MBIA, 5.500%, 06/01/12	1,070
500	West Virginia EDA, Department of Environmental Protection, Rev., 4.000%, 11/01/09	512
700	West Virginia EDA, Pollution Control, Appalachian Power Co., Amos, Series C, Rev., 4.850%, 05/01/19	673
	West Virginia Higher Education Policy Commission, University Facilities,
1,500	Series A, Rev., MBIA, 5.000%, 04/01/12	1,577
1,050	Series B, Rev., FGIC, 5.000%, 04/01/14	1,050
1,000	West Virginia School Building Authority, Rev., 5.000%, 07/01/16	1,064
	West Virginia School Building Authority, Capital Improvement,
1,000	Series A, Rev., FGIC, 5.000%, 07/01/16	1,047
2,000	Series A, Rev., FGIC, 5.000%, 07/01/17	2,045
2,000	Series A, Rev., FGIC, 5.000%, 07/01/17	1,983
2,465	West Virginia State Building Commission, Series A, Rev., MBIA, 5.250%, 01/05/09	2,496
1,990	West Virginia State Building Commission, Regional Jail, Series A, Rev., AMBAC, 5.250%, 07/01/12	2,079
	West Virginia State Higher Education, Interim Governing Board University, Marshall University,
1,440	Series A, Rev., FGIC, 5.250%, 05/01/11	1,460
1,600	Series A, Rev., FGIC, 5.250%, 05/01/11	1,607
1,000	West Virginia State Hospital Finance Authority, Camden Clark Memorial Hospital, Series A, Rev., FSA, 5.250%, 02/15/14	993
895	West Virginia State Hospital Finance Authority, Charleston Area Medical Center, Series A, Rev., 6.500%, 09/01/16 (p)	1,048
1,480	West Virginia State Hospital Finance Authority, United Hospital Center, Inc. Project, Series A, Rev., AMBAC, 5.000%, 06/01/15	1,456
	West Virginia State Parkway Economic Development & Tourism Authority,
1,000	Rev., FGIC, 5.250%, 05/15/16	1,072
2,000	Rev., FGIC, 5.250%, 05/15/19	2,080
	West Virginia University, University Projects,
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/16	703
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/17	657
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/18	610
1,000	Series B, Rev., FGIC, 5.000%, 10/01/14	1,002
	West Virginia Water Development Authority,
1,200	Series A, Rev., AMBAC, 5.500%, 10/01/13 (p)	1,362
620	Series A, Rev., FSA, 5.350%, 10/01/10 (p)	659
770	Series A, Rev., FSA, 5.400%, 10/01/10 (p)	820
	West Virginia Water Development Authority, Loan Program II,
1,125	Series A-II, Rev., FGIC, 5.000%, 11/01/15	1,132
2,275	Series B, Rev., AMBAC, 5.000%, 11/01/12	2,374
1,000	Series B, Rev., AMBAC, 5.000%, 11/01/13	1,044
1,420	West Virginia Water Development Authority, Loan Program IV, Series A, Rev., FSA, 5.000%, 11/01/15	1,447

		72,039

	Total Investments — 99.4% (Cost $82,156)	82,689

	Other Assets in Excess of Liabilities — 0.6%	478

	NET ASSETS — 100.0%	$83,167

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Financial Guaranty Insurance Co.
FSA	—	Financial Security Assurance
GO	—	General Obligation
IBCC	—	Insured Bond Custodial Certificate
IDA	—	Industrial Development Authority
MBIA	—	Municipal Bond Insurance Association
MTGS	—	Mortgages
PRIV	—	Private
RADIAN	—	Radian Asset Assurance
Rev.	—	Revenue Bond
SO	—	Special Obligation

(i)		Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)		Security is prerefunded or escrowed to maturity.
(t)		The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,074
Aggregate gross unrealized depreciation	(1,541)

Net unrealized appreciation/depreciation	$533

Federal income tax cost of investments	$82,156

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$ -	$ -
Level 2 - Other significant observable inputs	82,689	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 82,689	$ -

* Other financial instruments may include futures, forwards and swap contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

January 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

January 28, 2009

By:	/s/____________________________________

Patricia A. Maleski

Principal Financial Officer

January 28, 2009